          As filed with the Securities and Exchange Commission on April 30, 2009

                                                      Registration No. 333-71074
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 19


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 81


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:



Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A

                            (Vision Variable Annuity)

                          (previously issued contracts)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

         SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES DATED MAY 1, 2009

This Supplement is intended to supplement prospectuses dated May 1, 2009 for VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE VISION(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY, VENTURE STRATEGY(R) VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY AND WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued before May 4, 2009 by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York. We call each of these prospectuses an "annuity prospectus."

You should read this Supplement together with the annuity prospectus for the Contract you purchase and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                Temporary Changes in Variable Investment Options

PURPOSE OF THIS SUPPLEMENT

This Supplement provides information about temporary changes to the Variable Investment Options described in the annuity prospectus. In this Supplement, we provide information about the temporary availability on May 1, 2009 of six Portfolios of the John Hancock Trust that may be elected as Variable Investment Options under the Contracts (see "Mergers of Certain Portfolios," below.

MERGERS OF CERTAIN PORTFOLIOS

Additional Variable Investment Options

You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, to six additional Variable Investment Options until the end of the Business Day on May 1, 2009. The availability of these Portfolios may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see the annuity prospectus for details.) If you select one of these additional Variable Investment Options, we will invest your money in the corresponding Portfolio of the John Hancock Trust:

          CAPITAL RESEARCH AND MANAGEMENT COMPANY
          (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) -
          ADVISER TO MASTER FUND
               Income & Value Trust
               U.S. Large Cap Trust
          DAVIS SELECTED ADVISERS, L.P.
               Core Equity Trust
          T. ROWE PRICE ASSOCIATES, INC.
               Classic Value Trust
               Mid Cap Value Trust(1)
               Small Company Trust(1)

     (We show the Portfolio's manager (i.e, subadviser) in bold above the name of the Portfolio.)

          (1) Not available with Wealthmark and Wealthmark ML3 Contracts.

These Portfolios (which we refer to as the "Acquired Portfolios") will be merged into six other Portfolios of the John Hancock Trust (which we refer to as the "Acquiring Portfolio") at the end of the Business Day on May 1, 2009:

ACQUIRED PORTFOLIO:                  ACQUIRING PORTFOLIO:
----------------------------------   ---------------------------------
Core Equity Trust                    Fundamental Value Trust
U.S. Large Cap Trust                 American Growth-Income Trust

ACQUIRED PORTFOLIO:                  ACQUIRING PORTFOLIO:
----------------------------------   ---------------------------------
Income & Value Trust                 American Asset Allocation Trust
Mid Cap Value Trust                  Mid Value Trust
Small Company Trust                  Small Company Value Trust
Classic Value Trust                  Equity-Income Trust

As a result of the mergers, you will not be able to allocate Contract Value or any Purchase Payments to Variable Investment Options corresponding to the Acquired Portfolios after the merger at the end of the Business Day on May 1, 2009, and any Contract Value you have allocated to an Acquired Portfolio will be transferred to the Variable Investment Option corresponding to the Acquiring Portfolio at that time.

Expenses of the Acquired Portfolios

The following table describes the operating expenses for each of the Acquired Portfolios, as a percentage of the Portfolio's average net assets for the fiscal year ending December 31, 2008. The table shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select. More detail concerning each Acquired Portfolio's fees and expenses is contained in the Portfolio's prospectus and in the notes following the table. (Expenses shown do not include Separate Account fees and other Contract charges described in the annuity prospectus.)

                                                            ACQUIRED
                                                            FUND FEES      TOTAL         CONTRACTUAL
                        MANAGEMENT     12b-1     OTHER         AND       OPERATING         EXPENSE       NET OPERATING
 ACQUIRED PORTFOLIO       FEES         FEES     EXPENSES    EXPENSES    EXPENSES(1)    REIMBURSEMENT(2)     EXPENSES
---------------------  -----------    ------    --------    ---------   ----------     ---------------   --------------
CLASSIC VALUE(3)
Series II                  0.79%       0.25%      0.15%       0.00%         1.19%           0.00%             1.19%
CORE EQUITY(3,4,5)
Series II                  0.78%       0.25%      0.11%       0.00%         1.14%           0.00%             1.14%
INCOME & VALUE(3,4)
Series I                   0.80%       0.05%      0.06%       0.00%         0.91%           0.00%             0.91%
Series II                  0.80%       0.25%      0.06%       0.00%         1.11%           0.00%             1.11%
MID CAP VALUE(3)
Series I                   0.86%       0.05%      0.06%       0.00%         0.97%           0.00%             0.97%
Series II                  0.86%       0.25%      0.06%       0.00%         1.17%           0.00%             1.17%
SMALL COMPANY(3,4,6)
Series II                  1.05%       0.25%      0.39%       0.00%         1.69%           0.00%             1.69%
U.S. LARGE CAP(3)
Series I                   0.82%       0.05%      0.06%       0.00%         0.93%           0.00%             0.93%
Series II                  0.82%       0.25%      0.06%       0.00%         1.13%           0.00%             1.13%

NOTES TO ACQUIRED PORTFOLIO EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolios' prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.

(2) Effective January 1, 2009, John Hancock Trust (the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement of waivers occurred.

(3) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios or otherwise reimburse the expenses of those portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

(4) "Other Expenses" includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

(5) The Adviser has voluntarily agreed to reimburse expenses of the Portfolio that exceed 0.84% of the average annual net assets of the Portfolio. This reimbursement in not included in the expense table. Had this reimbursement been included the expense ratio would have been lower. Expenses includes all expenses of the Portfolio except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course or business. This reimbursement may be terminated at any time.

(6) The Adviser has voluntarily agreed to reimburse expenses of the Portfolio that exceed 1.36% of the average annual net assets of the Portfolio. This reimbursement in not included in the expense table. Had this reimbursement been included the expense ratio would have been lower. Expenses includes all expenses of the Portfolio except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course or business. This reimbursement may be terminated at any time.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                 MINIMUM     MAXIMUM
--------------------------------------------------------------------     ---------   ----------
Range of expenses that are deducted from Portfolio assets, including
management fees, Rule 12b-1 fees and other expenses                        0.75%       1.69%

Information about the Acquired Portfolios' Managers and Investment Objectives

We supplement the annuity prospectus to provide a general description about the Acquired Portfolios' managers and investment objectives. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in a Portfolio in the prospectus for that Portfolio. The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

                               JOHN HANCOCK TRUST
 We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

     The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO MASTER FUND

 Income & Value Trust   Seeks to provide high total return (including income and
                        capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation
                        Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

 U.S. Large Cap Trust   Seeks to make the shareholders' investments grow and to
                        provide the shareholder with income over time. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance
                        Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

DAVIS SELECTED
ADVISERS, L.P.

 Core Equity Trust      Seeks growth of capital. To do this, the Portfolio
                        invests primarily in common stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

                               JOHN HANCOCK TRUST
 We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

     The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

T. ROWE PRICE ASSOCIATES, INC.

 Classic Value Trust    Seeks substantial dividend income and also long-term
                        capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above average dividends.

 Mid Cap Value Trust    Seek long-term capital appreciation. To do this, the
                        Portfolio invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S.
                        companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

 Small Company Trust    Seeks long-term growth of capital. To do this, the
                        Portfolio invests at least 80% of its net assets in companies with small market capitalizations.

WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF VARIABLE INVESTMENT OPTIONS AND MODEL ALLOCATIONS AT ANY TIME.

You bear the investment risk of any Acquired Portfolio you choose as a Variable Investment Option. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF THE ACQUIRED PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE OFFICE AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE ACQUIRED PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

0509     333-71072     333-138846
         333-70728     033-79112
         333-70730     033-46217
         333-70850     333-83558
         333-71074     333-61283
         333-70864

                                                    Prospectus dated May 1, 2009


                            (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Venture Vision(R) Variable Annuity


                          PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in VENTURE VISION(R) deferred combination Fixed and Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture Vision(R) Variable Annuity Contract for the name of your issuing Company. Effective April 3, 2009, the Contracts are no longer offered for sale.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.



JOHN HANCOCK TRUST
500 Index Trust(1)
Active Bond Trust(1)
All Cap Core Trust(1)
All Cap Growth Trust(1)
All Cap Value Trust(1)
American Asset Allocation Trust(2)
American Blue Chip Income & Growth Trust(1)
American Bond Trust
American Fundamental Holdings Trust
American Global Diversification Trust
American Global Growth Trust
American Global Small Capitalization Trust
American Growth Trust
American Growth-Income Trust(3)
American High-Income Bond Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Capital Appreciation Value Trust
Core Allocation Trust
Core Allocation Plus Trust
Core Balanced Trust
Core Bond Trust(1)
Core Disciplined Diversification
Core Fundamental Holdings
Core Global Diversification
Core Strategy Trust(4)
Disciplined Diversification Trust
Emerging Small Company Trust(1)
Equity-Income Trust(5)
Financial Services Trust
Franklin Templeton Founding Allocation Trust
Fundamental Value Trust(6)
Global Trust(1)
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Income Trust
High Yield Trust
International Core Trust
International Equity Index Trust A(1)
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust(1)
Large Cap Value Trust(1)
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust(1)
Mid Cap Intersection Trust
Mid Cap Stock Trust
Mid Value Trust(1,7)
Money Market Trust
Natural Resources Trust
Optimized All Cap Trust(1)
Optimized Value Trust(1)
Pacific Rim Trust
Real Estate Securities Trust
Real Return Bond Trust(1)
Science & Technology Trust
Small Cap Growth Trust(8)
Small Cap Index Trust(1)
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Value Trust(9)
Strategic Bond Trust
Strategic Income Trust(1)
Total Return Trust
Total Stock Market Index Trust(1)
U.S. Government Securities Trust
U.S. High Yield Bond Trust(1)
Utilities Trust(1)
Value Trust



BLACKROCK VARIABLE SERIES FUNDS, INC.(10)
BlackRock Basic Value V. I. Fund
BlackRock Value Opportunities V. I. Fund
BlackRock Global Allocation V. I. Fund



PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio



(1) Not available with Venture Vision(R) Contracts issued on or after February 12, 2007 and later.



(2)  Successor to "Income & Value Trust."



(3)  Successor to "U.S. Large Cap Trust."



(4)  Formerly "Index Allocation Trust."



(5)  Successor to "Classic Value Trust."



(6)  Successor to "Core Equity Trust" and "U.S. Core Trust."



(7)  Successor to "Mid Cap Value Trust."



(8)  Successor to "Emerging Growth Trust," and "Small Cap Trust."



(9)  Successor to "Small Company Trust."



(10) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(617) 663-3000 or           www.jhannuities.com
(800) 344-1029

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 551-2078

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS ......................................................    1
II. OVERVIEW ......................................................................    5
III. FEE TABLES ...................................................................   10
   EXAMPLES .......................................................................   12
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS ........   21
   THE COMPANIES ..................................................................   21
   THE SEPARATE ACCOUNTS ..........................................................   21
   THE PORTFOLIOS .................................................................   22
   VOTING INTEREST ................................................................   35
V. DESCRIPTION OF THE CONTRACT ....................................................   36
   ELIGIBLE PLANS .................................................................   36
      Eligibility Restrictions ....................................................   36
   ACCUMULATION PERIOD PROVISIONS .................................................   36
      Purchase Payments ...........................................................   36
      Accumulation Units ..........................................................   37
      Value of Accumulation Units .................................................   38
      Net Investment Factor .......................................................   38
      Transfers Among Investment Options ..........................................   38
      Maximum Number of Investment Options ........................................   39
      Telephone and Electronic Transactions .......................................   39
      Special Transfer Services - Dollar Cost Averaging Program ...................   40
      Special Transfer Services -Asset Rebalancing Program ........................   40
      Withdrawals .................................................................   41
      Signature Guarantee Requirements for Surrenders and Partial Withdrawals .....   42
      Special Withdrawal Services - The Income Plan ...............................   42
      Special Withdrawal Services - The Income Made Easy Program ..................   42
      Optional Guaranteed Minimum Withdrawal Benefits .............................   42
      Death Benefit During Accumulation Period ....................................   42
      Optional Enhanced Death Benefits ............................................   47
   PAY-OUT PERIOD PROVISIONS ......................................................   48
      General .....................................................................   48
      Annuity Options .............................................................   48
      Determination of Amount of the First Variable Annuity Payment ...............   52
      Annuity Units and the Determination of Subsequent Variable Annuity
         Payments .................................................................   52
      Transfers During Pay-out Period .............................................   52
      Death Benefit During Pay-out Period .........................................   52
   OTHER CONTRACT PROVISIONS ......................................................   53
      Right to Review .............................................................   53
      Ownership ...................................................................   53
      Annuitant ...................................................................   53
      Beneficiary .................................................................   54
      Modification ................................................................   54
      Our Approval ................................................................   54
      Misstatement and Proof of Age, Sex or Survival ..............................   54
   FIXED INVESTMENT OPTIONS .......................................................   54
VI. CHARGES AND DEDUCTIONS ........................................................   56
   WITHDRAWAL CHARGES .............................................................   56
   ASSET BASED CHARGES ............................................................   57
      Daily Administration Fee ....................................................   57
      Distribution Fee ............................................................   57
      Mortality and Expense Risks Fee .............................................   57
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .............................   57
   PREMIUM TAXES ..................................................................   58
VII. FEDERAL TAX MATTERS ..........................................................   59
   INTRODUCTION ...................................................................   59
   OUR TAX STATUS .................................................................   59
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...................................   59
   NONQUALIFIED CONTRACTS .........................................................   60
      Undistributed Gains .........................................................   60
      Taxation of Annuity Payments ................................................   60
      Surrenders, Withdrawals and Death Benefits ..................................   60
      Taxation of Death Benefit Proceeds ..........................................   60
      Penalty Tax on Premature Distributions ......................................   61
      Puerto Rico Nonqualified Contracts ..........................................   61
      Diversification Requirements ................................................   61
      Exchanges of Annuity Contracts ..............................................   62
   QUALIFIED CONTRACTS ............................................................   62
      Required Minimum Distributions ..............................................   63
      Penalty Tax on Premature Distributions ......................................   64
      Rollovers and Transfers .....................................................   64
      Section 403(b) Qualified Plans ..............................................   65
      Loans .......................................................................   66
      Puerto Rico Contracts Issued to Fund Retirement Plans .......................   66
VIII. GENERAL MATTERS .............................................................   67
   ASSET ALLOCATION SERVICES ......................................................   67
   DISTRIBUTION OF CONTRACTS ......................................................   67
      Standard Compensation .......................................................   67
      Revenue Sharing and Additional Compensation .................................   67
      Differential Compensation ...................................................   68
   CONFIRMATION STATEMENTS ........................................................   68
   REINSURANCE ARRANGEMENTS .......................................................   68
   STATEMENTS OF ADDITIONAL INFORMATION ...........................................   69
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..........................   A-1
APPENDIX B: QUALIFIED PLAN TYPES ..................................................   B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFIT RIDERS ................................   C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS .......................   D-1
   GENERAL INFORMATION ABOUT GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS .........   D-1
   FEATURES OF INCOME PLUS FOR LIFE 12.08 SERIES ..................................   D-10
   FEATURES OF INCOME PLUS FOR LIFE (QUARTERLY STEP-UP REVIEW) SERIES .............   D-16
   FEATURES OF INCOME PLUS FOR LIFE (ANNUAL STEP-UP REVIEW) SERIES RIDERS .........   D-24
   FEATURES OF PRINCIPAL RETURNS ..................................................   D-40
APPENDIX E: ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT
   RIDERS .........................................................................   E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE .....................................   U-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 ACT: The Investment Company Act of 1940, as amended.

ACCUMULATION PERIOD: The period between the issue date of the Contract and the Annuity Commencement Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.


ADJUSTED BENEFIT BASE: A term used with our guaranteed minimum withdrawal benefit Riders to describe an adjustment we make to the Rider's Benefit Base for purposes of calculating the Rider's annual fee. Please refer to "Appendix D:
Optional Guaranteed Minimum Withdrawal Benefits" for more details.



AGE 65 CONTRACT ANNIVERSARY: A term used with our guaranteed minimum withdrawal benefit Riders to mean the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) attains age 65.



AGE 95 CONTRACT ANNIVERSARY: A term used with our guaranteed minimum withdrawal benefit Riders to mean the Contract Anniversary on, or next following, the date that the Covered Person or the older Owner, depending on the Rider, attains age 95.



ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on page ii of this Prospectus. You can send overnight mail to us at the street address of the Service Center, 164 Corporate Drive, Portsmouth, NH 03801-6815.


ANNUITY COMMENCEMENT DATE: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date prior to the Maturity Date.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.


BENEFIT BASE: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a "Guaranteed Withdrawal Balance" in the Rider you purchase. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.



BENEFIT RATE: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a rate we use to determine a guaranteed withdrawal amount under the Rider. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.


CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.


COVERED PERSON(S): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix D:
"Optional Guaranteed Minimum Withdrawal Benefits" for more details.



CREDIT: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe an increase in the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a "Bonus" or "Target Amount" in the Rider you purchase. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.



CREDIT PERIOD: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a "Bonus Period," "Lifetime Income Bonus Period," or the period ending on a "Target Date" in the Rider you purchase. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.



CREDIT RATE: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe a rate that we use to determine a Credit. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.


DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.


EXCESS WITHDRAWAL: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.


FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


LIFETIME INCOME AMOUNT: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.



LIFETIME INCOME DATE: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details.

LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.


MATURITY DATE: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


PAY-OUT PERIOD: The period when we make annuity payments to you following the Annuity Commencement Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.





RESET: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take Excess Withdrawals (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").



RIDER: An optional benefit that you may elect for an additional charge.


SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.


SETTLEMENT PHASE: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix D:
"Optional Guaranteed Minimum Withdrawal Benefits" for more details.



STEP-UP: A term used with some of our optional benefit Riders to describe an increase in the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits" for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and "Appendix E: Optional Guaranteed Minimum Income Benefits" for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider .



STEP-UP DATE: The date on which we determine whether a Step-Up could occur.


SUBACCOUNT: A Subaccount of a Separate Account. Each Subaccount invests in shares of a specific Portfolio.

UNLIQUIDATED PURCHASE PAYMENTS: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free withdrawal amount that has been taken to date.


UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

This Prospectus describes features of:

     - Contracts that were purchased on or after February 12, 2007 and issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") in jurisdictions outside New York, or issued by John Hancock Life Insurance Company of New York ("John Hancock New York") in New York. You may make Additional Purchase Payments under these Contracts, up to permitted limits.

     - Contracts that were purchased before August, 2004 and issued by John Hancock USA in jurisdictions outside New York. You may make Additional Purchase Payments under these Contracts, up to permitted limits.

     - Contracts that were purchased before March, 2003 and issued by John Hancock New York in New York. You may not make Additional Purchase Payments under these Contracts.

     - Contracts that were issued by John Hancock USA in jurisdictions outside New York from April 1993 to March 1998, and later in the state of Washington. You may make Additional Purchase Payments under these Contracts, up to permitted limits. The principal difference between the current version of the Contract and the older version, which we may refer to as "VV Contracts," relates to the death benefit provisions.

Each Contract is a deferred payment, combination fixed and variable annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.


Effective April 4, 2009, Venture Vision(R) Contracts are no longer available for sale.


WHO ISSUED MY CONTRACT?


Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers access to diversified money managers, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in "V. Description of the Contract - Pay-Out Period Provisions."


HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Contract's Annuity Commencement Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to make an initial Purchase Payment of at least $25,000 to purchase a Contract. The table below shows the minimum amount for the initial Purchase Payment. The table also shows the minimum amount we require for Additional Purchase Payments. We do not permit Additional Purchase Payments for John Hancock New York Contracts purchased before March 2003. Generally, you may make Additional Purchase Payments, where permitted, at any time during the Accumulation Period.



                                       Minimum Additional Purchase Payment
               -----------------------------------------------------------------------------------
               JOHN HANCOCK USA CONTRACTS   JOHN HANCOCK USA CONTRACTS   JOHN HANCOCK NY CONTRACTS
TYPE OF         PURCHASED BEFORE AUGUST,       PURCHASED ON OR AFTER       PURCHASED ON OR AFTER
CONTRACT                  2004                      FEBRUARY, 2007              FEBRUARY, 2007
------------   --------------------------   --------------------------   -------------------------
Nonqualified              $1000                         $30                         $30
Qualified                 $  30                         $30                         $30


If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elected a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date, or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge for certain John Hancock USA Contracts issued prior to November 1, 1996. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.


VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct
- see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than to Portfolios with balanced and diversified investment strategies) should not be considered a diversified investment strategy (see "IV. General Information About Us, the Separate Accounts and the Portfolios - Portfolio Investment Objectives and Strategies"). In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.


FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments, other than a DCA Fixed Investment Option. If available, a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Portfolio manager's ability to effectively manage such corresponding Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge for certain John Hancock USA Contracts issued prior to November 1, 1996 and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?


This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which optional benefit Riders, if any, you purchased.


We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits


     -    Guaranteed Earnings Multiplier Death Benefit;



     -    Triple Protection Death Benefit; and



     -    Annual Step-Up Death Benefit.


Appendix D: Optional Guaranteed Minimum Withdrawal Benefits


     -    Income Plus For Life 12.08;*



     -    Income Plus For Life - Joint Life 12.08;*



     -    Income Plus For Life (Quarterly Step-Up Review);*



     -    Income Plus For Life - Joint Life (Quarterly Step-Up Review);*



     -    Income Plus For Life (Annual Step-Up Review); *



     -    Income Plus For Life - Joint Life (Annual Step-Up Review);*


     -    Principal Plus;

     -    Principal Plus for Life;


     -    Principal Plus for Life Plus Automatic Annual Step-Up;


     -    Principal Plus for Life Plus Spousal Protection; and

     -    Principal Returns.


Appendix F: Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders



     a)   Income Plus For Life 5.09;*



     b)   Income Plus For Life - Joint Life 5.09.*

* We use the term "INCOME PLUS FOR LIFE SERIES RIDERS" in the Prospectus to refer to all eight Income Plus For Life Riders, i.e., Income Plus For Life (Annual Step-Up Review); Income Plus For Life - Joint Life (Annual Step-Up Review); Income Plus For Life (Quarterly Step-Up Review); Income Plus For Life - Joint Life (Quarterly Step-Up Review); Income Plus For Life 12.08; Income Plus For Life - Joint Life 12.08; Income Plus For Life 5.09; and Income Plus For Life - Joint Life 5.09.



If you elected to purchase any of these guaranteed minimum withdrawal benefit ("GMWB") Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits"). We also reserve the right to impose additional restrictions on Investment Options at any time.



CAN I ELECT OR CHANGE AN OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



If you qualify, you may be eligible to purchase or exchange one of our GMWB Riders. Please see Appendix E: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" for details.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds;

     -    periodic payments under one of our annuity payment options; and

     -    certain ownership changes.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


A 10% tax penalty applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you made or on any earnings under the Contract.


IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN PURCHASES OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in "VII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made if that amount was higher than the Contract Value. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables


The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture Vision(R) Contract. The tables also describe the fees and expenses for older versions of the Contract, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Portfolio Expenses" are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Portfolio Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)


                                                          JOHN HANCOCK USA
                                          ---------------------------------------------------     JOHN HANCOCK NEW YORK
                                          Contracts issued on and   Contracts issued prior to   ------------------------
                                           after November 1, 1996        November 1, 1996       All Contract issue dates
                                          -----------------------   -------------------------   ------------------------
MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)
   First Year                                         0%                         3%                         0%
   Second Year                                        0%                         3%                         0%
   Third Year                                         0%                         3%                         0%
   Thereafter                                         0%                         0%                         0%
TRANSFER FEE(3)
   Maximum Fee                                      $25                        $25                        $25
   Current Fee                                      $ 0                        $ 0                        $ 0



(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see "VI. Charges and Deductions - Premium Taxes").


(2) The charge is taken on a first-in, first-out basis within the specified period of years measured from the date of a Purchase Payment.

(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES


                                                           JOHN HANCOCK USA                     JOHN HANCOCK NEW YORK
                                                -------------------------------------   -------------------------------------
                                                 Contracts issued    Contracts issued    Contracts issued   Contracts issued
                                                   on or after            before           on or after           before
                                                February 12, 2007   February 12, 2007   February 12, 2007   February 12, 2007
                                                -----------------   -----------------   -----------------   -----------------
ANNUAL CONTRACT FEE                                    None                None                None               None
ANNUAL SEPARATE ACCOUNT EXPENSES(1)
Daily Administration Fee                              0.15%               0.15%               0.15%               0.15%
Distribution Fee                                      0.25%               0.25%               0.25%               0.25%
Mortality and Expense Risks Fee - asset based         1.30%               1.25%               1.30%               1.25%
                                                      -----               -----               -----               -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                1.70%               1.65%               1.70%               1.65%
 (With No Optional Benefit Riders Reflected)
OPTIONAL BENEFIT RIDER FEES DEDUCTED FROM
   SEPARATE ACCOUNT:
Annual Step-Up Death Benefit Fee                      0.20%            not offered            0.20%            not offered
                                                      -----                                   -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(2)             1.90%                                   1.90%

OPTIONAL BENEFIT RIDER FEES DEDUCTED FROM CONTRACT VALUE:
Triple Protection Death Benefit(3)
   (AS A PERCENTAGE OF TRIPLE PROTECTION DEATH BENEFIT)                                       0.50%


(1) A daily charge reflected as an annualized percentage of the Variable Investment Options.

(2) Amount shown includes the daily administration fee, distribution fee and mortality and expense risks fee, as well as the optional Annual Step-Up Death Benefit fee.


(3) This optional benefit was not available for Contracts issued prior to December 8, 2003 and could not be purchased if you elected to purchase Principal Plus.



OTHER FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefit Riders
(We deduct the fee, as applicable, on an annual basis from Contract Value.)



                                                                       INCOME
                          INCOME PLUS     INCOME                      PLUS FOR        INCOME
                           FOR LIFE -    PLUS FOR        INCOME     LIFE - JOINT     PLUS FOR
                           JOINT LIFE      LIFE         PLUS FOR        LIFE       LIFE - JOINT
               INCOME       (ANNUAL     (QUARTERLY        LIFE       (QUARTERLY        LIFE        INCOME
               PLUS FOR     STEP-UP       STEP-UP      (QUARTERLY      STEP-UP      (QUARTERLY    PLUS FOR        INCOME
                LIFE        REVIEW)       REVIEW)       STEP-UP        REVIEW)       STEP-UP     LIFE 12.08      PLUS FOR
               (ANNUAL        (not        (issued       REVIEW)        (issued       REVIEW)       (issued      LIFE 12.08
               STEP-UP    available in  outside New    (issued in    outside New    (issued in   outside New    (issued in
             REVIEW)(1)  New York) (1)   York) (1)   New York) (1)    York) (1)   New York) (1)   York) (1)   New York) (1)
             ----------  -------------  -----------  -------------  ------------  -------------  -----------  -------------
Maximum Fee     1.20%        1.20%         1.20%         1.20%          1.20%         1.20%         1.20%         1.20%
Current Fee     0.60%        0.60%         0.75%         0.70%          0.75%         0.70%         0.85%         0.80%



             INCOME PLUS
              FOR LIFE -   INCOME PLUS     PRINCIPAL
              JOINT LIFE    FOR LIFE -   PLUS FOR LIFE
                12.08       JOINT LIFE       PLUS         PRINCIPAL
               (issued        12.08        AUTOMATIC    PLUS FOR LIFE
             outside New   (issued in     ANNUAL STEP-   PLUS SPOUSAL      PRINCIPAL     PRINCIPAL   PRINCIPAL
              York) (1)   New York) (1)      UP(2)      PROTECTION(3)  PLUS FOR LIFE(4)   PLUS(5)   RETURNS(6)
             -----------  -------------  -------------  -------------  ----------------  ---------  ----------
Maximum Fee     1.20%         1.20%          1.20%          1.20%           0.75%          0.75%       0.95%
Current Fee     0.85%         0.80%          0.70%          0.65%           0.40%          0.30%       0.50%



(1) The current charge for each of the Income Plus For Life Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.



(2) The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is 0.70% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.



(3) The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.



(4) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.



(5) The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.



(6) The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


Total Annual Portfolio Operating Expenses                           Minimum(1)   Maximum
-----------------------------------------------------------------   ----------   -------
Range of expenses that are deducted from Portfolio assets,
   including management fees, Rule 12b-1 fees, and other expenses
   for Contracts issued on and after May 13, 2002                      0.74%      1.62%
Range of expenses that are deducted from Portfolio assets,
   including management fees, Rule 12b-1 fees, and other expenses
   for Contracts issued prior to May 13, 2002                          0.54%      1.62%


(1) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The examples assume that you invest $10,000 in a Contract issued during the period shown. The first two examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios and the maximum fee for any optional Rider available at the time of issue. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base or Adjusted Guaranteed Withdrawal Balance, which may vary in value from the total Variable Investment Option value.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                Example 1. Maximum Portfolio operating expenses:


JOHN HANCOCK USA CONTRACT ISSUED ON OR AFTER JANUARY 17, 2008 WITH ANNUAL
STEP-UP DEATH BENEFIT AND INCOME PLUS FOR LIFE RIDERS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------   ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $480     $1,466    $2,484    $5,159
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $480     $1,466    $2,484    $5,159



JOHN HANCOCK NEW YORK CONTRACT ISSUED ON OR AFTER JANUARY 17, 2008 WITH
ANNUAL STEP-UP DEATH BENEFIT AND INCOME PLUS FOR LIFE RIDERS                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $480     $1,466    $2,484    $5,159
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $480     $1,466    $2,484    $5,159


                Example 2. Maximum Portfolio operating expenses:


JOHN HANCOCK USA CONTRACT ISSUED ON OR AFTER FEBRUARY 12, 2007 WITH
ANNUAL STEP-UP DEATH BENEFIT AND PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC
ANNUAL STEP-UP RIDERS                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $477     $1,452    $2,450    $5,041
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $477     $1,452    $2,450    $5,041



JOHN HANCOCK NEW YORK CONTRACT ISSUED ON OR AFTER MARCH 5, 2007 WITH
ANNUAL STEP-UP DEATH BENEFIT AND PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC
ANNUAL STEP-UP RIDERS                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $477     $1,452    $2,450    $5,041
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $477     $1,452    $2,450    $5,041

                Example 3. Maximum Portfolio operating expenses:


JOHN HANCOCK USA CONTRACT ISSUED BETWEEN JANUARY 2002 AND FEBRUARY 11,
2007 WITH PRINCIPAL PLUS                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------      ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $408     $1,245    $2,106    $4,367
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $408     $1,245    $2,106    $4,367



JOHN HANCOCK USA CONTRACT ISSUED FROM NOVEMBER 1996 THROUGH JANUARY 2002    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------    ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $330     $1,005    $1,703    $3,548
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $330     $1,005    $1,703    $3,548



JOHN HANCOCK USA CONTRACT ISSUED PRIOR TO NOVEMBER 1996                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------                     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $605     $1,290    $1,703    $3,548
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $330     $1,005    $1,703    $3,548



JOHN HANCOCK NEW YORK CONTRACT ISSUED BETWEEN JANUARY 2002 AND MARCH 4,
2007                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $330     $1,005    $1,703    $3,548
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $330     $1,005    $1,703    $3,548



JOHN HANCOCK NEW YORK CONTRACT ISSUED PRIOR TO JANUARY 2002                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------                 ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $330     $1,005    $1,703    $3,548
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $330     $1,005    $1,703    $3,548

The next example assumes that you invest $10,000 in a Contract issued during the period shown. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts, the minimum fees and expenses of any of the Portfolios, and if you selected no optional Riders that may have been available. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  Example 4. Minimum Portfolio operating expenses - Contract with no optional
                                    Riders:


JOHN HANCOCK USA CONTRACT ISSUED ON OR AFTER FEBRUARY 12, 2007              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------              ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $248      $762     $1,302    $2,773
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $248      $762     $1,302    $2,773


JOHN HANCOCK USA CONTRACT ISSUED BETWEEN JANUARY 2002 AND FEBRUARY 11,
2007                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------      ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $242      $744     $1,273    $2,714
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $242      $744     $1,273    $2,714

JOHN HANCOCK USA CONTRACT ISSUED FROM NOVEMBER 1996 THROUGH JANUARY 2002    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------    ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $222      $684     $1,172    $2,513
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $222      $684     $1,172    $2,513

JOHN HANCOCK USA CONTRACT ISSUED PRIOR TO NOVEMBER 1996                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------                     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $500      $979     $1,172    $2,513
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $222      $684     $1,172    $2,513


JOHN HANCOCK NEW YORK CONTRACT ISSUED ON OR AFTER MARCH 5, 2007             1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------             ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $248      $762     $1,302    $2,773
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $248      $762     $1,302    $2,773


JOHN HANCOCK NEW YORK CONTRACT ISSUED BETWEEN JANUARY 2002 AND MARCH 4,
2007                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------     ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $242      $744     $1,273    $2,714
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $242      $744     $1,273    $2,714

JOHN HANCOCK NEW YORK CONTRACT ISSUED PRIOR TO JANUARY 2002                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------                 ------   -------   -------   --------
If you surrender the contract at the end of the applicable time period:      $222      $684     $1,172    $2,513
If you annuitize, or do not surrender the contract at the end of the
applicable time period:                                                      $222      $684     $1,172    $2,513

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST PORTFOLIO IN SERIES I SHARES OF THAT PORTFOLIO (EXCEPT IN THE CASE OF PORTFOLIOS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002).



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").



                                                        DISTRIBUTION                         TOTAL
                                                             AND                 ACQUIRED    ANNUAL    CONTRACTUAL
                                                           SERVICE              PORTFOLIO  OPERATING     EXPENSE        NET
                                            MANAGEMENT     (12B-1)      OTHER    FEES AND   EXPENSES  REIMBURSEMENT  OPERATING
PORTFOLIO/SERIES                                FEE         FEES      EXPENSES   EXPENSES     (1)          (2)        EXPENSES
----------------                            ----------  ------------  --------  ---------  ---------  -------------  ---------
500 INDEX(3, 4)
Series I                                       0.46%        0.05%       0.03%     0.00%      0.54%        0.00%        0.54%
Series II                                      0.46%        0.25%       0.03%     0.00%      0.74%        0.00%        0.74%
ACTIVE BOND(3)
Series I                                       0.60%        0.05%       0.04%     0.00%      0.69%        0.00%        0.69%
Series II                                      0.60%        0.25%       0.04%     0.00%      0.89%        0.00%        0.89%
ALL CAP CORE(3)
Series I                                       0.77%        0.05%       0.05%     0.00%      0.87%        0.00%        0.87%
Series II                                      0.77%        0.25%       0.05%     0.00%      1.07%        0.00%        1.07%
ALL CAP GROWTH(3)
Series I                                       0.85%        0.05%       0.10%     0.00%      1.00%        0.00%        1.00%
Series II                                      0.85%        0.25%       0.10%     0.00%      1.20%        0.00%        1.20%
ALL CAP VALUE(3)
Series I                                       0.85%        0.05%       0.09%     0.00%      0.99%        0.00%        0.99%
Series II                                      0.85%        0.25%       0.09%     0.00%      1.19%        0.00%        1.19%
AMERICAN FUNDAMENTAL HOLDINGS(5, 6)
Series II                                      0.05%        0.75%       0.04%     0.40%      1.24%       -0.05%        1.19%
AMERICAN GLOBAL DIVERSIFICATION(5, 6)
Series II                                      0.05%        0.75%       0.04%     0.63%      1.47%       -0.05%        1.42%
BLUE CHIP GROWTH(3, 7)
Series I                                       0.81%        0.05%       0.04%     0.00%      0.90%        0.00%        0.90%
Series II                                      0.81%        0.25%       0.04%     0.00%      1.10%        0.00%        1.10%
CAPITAL APPRECIATION(3)
Series I                                       0.72%        0.05%       0.04%     0.00%      0.81%        0.00%        0.81%
Series II                                      0.72%        0.25%       0.04%     0.00%      1.01%        0.00%        1.01%
CAPITAL APPRECIATION VALUE(3, 7, 8)
Series II                                      0.95%        0.25%       0.15%     0.00%      1.35%        0.00%        1.35%
CORE ALLOCATION(5, 9)
Series II                                      0.05%        0.25%       0.07%     0.85%      1.22%       -0.05%        1.17%
CORE ALLOCATION PLUS(3, 8)
Series II                                      0.92%        0.25%       0.22%     0.00%      1.39%        0.00%        1.39%
CORE BALANCED(5, 9)
Series II                                      0.05%        0.25%       0.07%     0.79%      1.16%       -0.05%        1.11%
CORE BOND(3, 8)
Series II                                      0.64%        0.25%       0.07%     0.00%      0.96%        0.00%        0.96%
CORE DISCIPLINED DIVERSIFICATION(5, 9)
Series II                                      0.05%        0.25%       0.07%     0.63%      1.00%       -0.05%        0.95%
CORE FUNDAMENTAL HOLDINGS(5, 9)
Series II                                      0.05%        0.55%       0.05%     0.41%      1.06%       -0.05%        1.01%
CORE GLOBAL DIVERSIFICATION(5, 9)
Series II                                      0.05%        0.55%       0.05%     0.42%      1.07%       -0.05%        1.02%
CORE STRATEGY(10)
Series II                                      0.05%        0.25%       0.05%     0.52%      0.87%       -0.08%        0.79%
DISCIPLINED DIVERSIFICATION(3, 11)
Series II                                      0.80%        0.25%       0.19%     0.00%      1.24%       -0.29%        0.95%
EMERGING SMALL COMPANY(3)
Series I                                       0.97%        0.05%       0.08%     0.00%      1.10%        0.00%        1.10%
Series II                                      0.97%        0.25%       0.08%     0.00%      1.30%        0.00%        1.30%
EQUITY-INCOME(3, 7)
Series I                                       0.81%        0.05%       0.05%     0.00%      0.91%        0.00%        0.91%
Series II                                      0.81%        0.25%       0.05%     0.00%      1.11%        0.00%        1.11%

                                                        DISTRIBUTION                         TOTAL
                                                             AND                 ACQUIRED    ANNUAL    CONTRACTUAL
                                                           SERVICE              PORTFOLIO  OPERATING     EXPENSE        NET
                                            MANAGEMENT     (12B-1)      OTHER    FEES AND   EXPENSES  REIMBURSEMENT  OPERATING
PORTFOLIO/SERIES                                FEE         FEES      EXPENSES   EXPENSES     (1)          (2)        EXPENSES
----------------                            ----------  ------------  --------  ---------  ---------  -------------  ---------
FINANCIAL SERVICES(3)
Series I                                       0.82%        0.05%       0.08%     0.00%      0.95%        0.00%        0.95%
Series II                                      0.82%        0.25%       0.08%     0.00%      1.15%        0.00%        1.15%
FRANKLIN TEMPLETON FOUNDING ALLOCATION(12)
Series II                                      0.04%        0.25%       0.04%     0.83%      1.16%       -0.05%        1.11%
FUNDAMENTAL VALUE(3)
Series I                                       0.76%        0.05%       0.05%     0.00%      0.86%        0.00%        0.86%
Series II                                      0.76%        0.25%       0.05%     0.00%      1.06%        0.00%        1.06%
GLOBAL(3, 8, 13, 14)
Series I                                       0.81%        0.05%       0.11%     0.00%      0.97%       -0.01%        0.96%
Series II                                      0.81%        0.25%       0.11%     0.00%      1.17%       -0.01%        1.16%
GLOBAL ALLOCATION(3, 8)
Series I                                       0.85%        0.05%       0.10%     0.05%      1.05%        0.00%        1.05%
Series II                                      0.85%        0.25%       0.10%     0.05%      1.25%        0.00%        1.25%
GLOBAL BOND(3, 8)
Series I                                       0.70%        0.05%       0.10%     0.00%      0.85%        0.00%        0.85%
Series II                                      0.70%        0.25%       0.10%     0.00%      1.05%        0.00%        1.05%
HEALTH SCIENCES(3, 7, 8)
Series I                                       1.05%        0.05%       0.08%     0.00%      1.18%        0.00%        1.18%
Series II                                      1.05%        0.25%       0.08%     0.00%      1.38%        0.00%        1.38%
HIGH INCOME(3)
Series II                                      0.67%        0.25%       0.07%     0.00%      0.99%        0.00%        0.99%
HIGH YIELD(3)
Series I                                       0.66%        0.05%       0.06%     0.00%      0.77%        0.00%        0.77%
Series II                                      0.66%        0.25%       0.06%     0.00%      0.97%        0.00%        0.97%
INTERNATIONAL CORE(3, 8)
Series I                                       0.89%        0.05%       0.14%     0.00%      1.08%        0.00%        1.08%
Series II                                      0.89%        0.25%       0.14%     0.00%      1.28%        0.00%        1.28%
INTERNATIONAL EQUITY INDEX A(3, 4, 15)
Series I                                       0.53%        0.05%       0.05%     0.00%      0.63%        0.00%        0.63%
Series II                                      0.53%        0.25%       0.05%     0.00%      0.83%        0.00%        0.83%
INTERNATIONAL OPPORTUNITIES(3, 8)
Series II                                      0.87%        0.25%       0.13%     0.00%      1.25%        0.00%        1.25%
INTERNATIONAL SMALL CAP(3, 8)
Series I                                       0.94%        0.05%       0.16%     0.00%      1.15%        0.00%        1.15%
Series II                                      0.94%        0.25%       0.16%     0.00%      1.35%        0.00%        1.35%
INTERNATIONAL VALUE(3, 8, 13)
Series I                                       0.81%        0.05%       0.14%     0.00%      1.00%       -0.02%        0.98%
Series II                                      0.81%        0.25%       0.14%     0.00%      1.20%       -0.02%        1.18%
INVESTMENT QUALITY BOND(3)
Series I                                       0.59%        0.05%       0.09%     0.00%      0.73%        0.00%        0.73%
Series II                                      0.59%        0.25%       0.09%     0.00%      0.93%        0.00%        0.93%
LARGE CAP(3)
Series I                                       0.72%        0.05%       0.03%     0.00%      0.80%        0.00%        0.80%
Series II                                      0.72%        0.25%       0.03%     0.00%      1.00%        0.00%        1.00%
LARGE CAP VALUE(3)
Series II                                      0.81%        0.25%       0.05%     0.00%      1.11%        0.00%        1.11%
LIFESTYLE AGGRESSIVE(16)
Series I                                       0.04%        0.05%       0.04%     0.86%      0.99%        0.00%        0.99%
Series II                                      0.04%        0.25%       0.04%     0.86%      1.19%        0.00%        1.19%
LIFESTYLE BALANCED(16)
Series I                                       0.04%        0.05%       0.03%     0.76%      0.88%        0.00%        0.88%
Series II                                      0.04%        0.25%       0.03%     0.76%      1.08%        0.00%        1.08%
LIFESTYLE CONSERVATIVE(16)
Series I                                       0.04%        0.05%       0.03%     0.71%      0.83%        0.00%        0.83%
Series II                                      0.04%        0.25%       0.03%     0.71%      1.03%        0.00%        1.03%
LIFESTYLE GROWTH(16)
Series I                                       0.04%        0.05%       0.03%     0.76%      0.88%        0.00%        0.88%
Series II                                      0.04%        0.25%       0.03%     0.76%      1.08%        0.00%        1.08%
LIFESTYLE MODERATE(16)
Series I                                       0.04%        0.05%       0.03%     0.74%      0.86%        0.00%        0.86%
Series II                                      0.04%        0.25%       0.03%     0.74%      1.06%        0.00%        1.06%

                                                        DISTRIBUTION                         TOTAL
                                                             AND                 ACQUIRED    ANNUAL    CONTRACTUAL
                                                           SERVICE              PORTFOLIO  OPERATING     EXPENSE        NET
                                            MANAGEMENT     (12B-1)      OTHER    FEES AND   EXPENSES  REIMBURSEMENT  OPERATING
PORTFOLIO/SERIES                                FEE         FEES      EXPENSES   EXPENSES     (1)          (2)        EXPENSES
----------------                            ----------  ------------  --------  ---------  ---------  -------------  ---------
MID CAP INDEX(3, 4)
Series I                                       0.47%        0.05%       0.03%     0.00%      0.55%        0.00%        0.55%
Series II                                      0.47%        0.25%       0.03%     0.00%      0.75%        0.00%        0.75%
MID CAP INTERSECTION(3)
Series II                                      0.87%        0.25%       0.06%     0.00%      1.18%        0.00%        1.18%
MID CAP STOCK(3)
Series I                                       0.84%        0.05%       0.05%     0.00%      0.94%        0.00%        0.94%
Series II                                      0.84%        0.25%       0.05%     0.00%      1.14%        0.00%        1.14%
MID VALUE(3, 7)
Series I                                       0.98%        0.05%       0.10%     0.00%      1.13%        0.00%        1.13%
Series II                                      0.98%        0.25%       0.10%     0.00%      1.33%        0.00%        1.33%
MONEY MARKET(3)
Series I                                       0.47%        0.05%       0.06%     0.00%      0.58%        0.00%        0.58%
Series II                                      0.47%        0.25%       0.06%     0.00%      0.78%        0.00%        0.78%
NATURAL RESOURCES(3)
Series II                                      1.00%        0.25%       0.08%     0.00%      1.33%        0.00%        1.33%
OPTIMIZED ALL CAP(3)
Series II                                      0.68%        0.25%       0.06%     0.00%      0.99%        0.00%        0.99%
OPTIMIZED VALUE(3)
Series II                                      0.65%        0.25%       0.05%     0.00%      0.95%        0.00%        0.95%
PACIFIC RIM(3, 8)
Series I                                       0.80%        0.05%       0.25%     0.00%      1.10%        0.00%        1.10%
Series II                                      0.80%        0.25%       0.25%     0.00%      1.30%        0.00%        1.30%
REAL ESTATE SECURITIES(3)
Series I                                       0.70%        0.05%       0.05%     0.00%      0.80%        0.00%        0.80%
Series II                                      0.70%        0.25%       0.05%     0.00%      1.00%        0.00%        1.00%
REAL RETURN BOND(3, 8, 17)
Series II                                      0.68%        0.25%       0.06%     0.00%      0.99%        0.00%        0.99%
SCIENCE AND TECHNOLOGY(3, 7, 8)
Series I                                       1.05%        0.05%       0.07%     0.00%      1.17%        0.00%        1.17%
Series II                                      1.05%        0.25%       0.07%     0.00%      1.37%        0.00%        1.37%
SMALL CAP GROWTH(3)
Series I                                       1.06%        0.05%       0.08%     0.00%      1.19%        0.00%        1.19%
Series II                                      1.06%        0.25%       0.08%     0.00%      1.39%        0.00%        1.39%
SMALL CAP INDEX(3, 4)
Series I                                       0.49%        0.05%       0.04%     0.00%      0.58%        0.00%        0.58%
Series II                                      0.49%        0.25%       0.04%     0.00%      0.78%        0.00%        0.78%
SMALL CAP OPPORTUNITIES(3, 18)
Series I                                       1.00%        0.05%       0.06%     0.00%      1.11%        0.00%        1.11%
Series II                                      1.00%        0.25%       0.06%     0.00%      1.31%        0.00%        1.31%
SMALL CAP VALUE(3)
Series II                                      1.06%        0.25%       0.06%     0.00%      1.37%        0.00%        1.37%
SMALL COMPANY VALUE(3, 7)
Series I                                       1.02%        0.05%       0.06%     0.00%      1.13%        0.00%        1.13%
Series II                                      1.02%        0.25%       0.06%     0.00%      1.33%        0.00%        1.33%
STRATEGIC BOND(3, 8)
Series I                                       0.67%        0.05%       0.06%     0.00%      0.78%        0.00%        0.78%
Series II                                      0.67%        0.25%       0.06%     0.00%      0.98%        0.00%        0.98%
STRATEGIC INCOME(3)
Series II                                      0.69%        0.25%       0.08%     0.00%      1.02%        0.00%        1.02%
TOTAL RETURN(3, 17)
Series I                                       0.69%        0.05%       0.06%     0.00%      0.80%        0.00%        0.80%
Series II                                      0.69%        0.25%       0.06%     0.00%      1.00%        0.00%        1.00%
TOTAL STOCK MARKET INDEX(3, 4)
Series I                                       0.49%        0.05%       0.04%     0.00%      0.58%        0.00%        0.58%
Series II                                      0.49%        0.25%       0.04%     0.00%      0.78%        0.00%        0.78%
U.S. GOVERNMENT SECURITIES(3)
Series I                                       0.61%        0.05%       0.09%     0.00%      0.75%        0.00%        0.75%
Series II                                      0.61%        0.25%       0.09%     0.00%      0.95%        0.00%        0.95%
U.S. HIGH YIELD BOND(3)
Series II                                      0.73%        0.25%       0.06%     0.00%      1.04%        0.00%        1.04%

                                                        DISTRIBUTION                         TOTAL
                                                             AND                 ACQUIRED    ANNUAL    CONTRACTUAL
                                                           SERVICE              PORTFOLIO  OPERATING     EXPENSE        NET
                                            MANAGEMENT     (12B-1)      OTHER    FEES AND   EXPENSES  REIMBURSEMENT  OPERATING
PORTFOLIO/SERIES                                FEE         FEES      EXPENSES   EXPENSES     (1)          (2)        EXPENSES
----------------                            ----------  ------------  --------  ---------  ---------  -------------  ---------
UTILITIES(3, 8)
Series I                                       0.83%        0.05%       0.10%     0.00%      0.98%        0.00%        0.98%
Series II                                      0.83%        0.25%       0.10%     0.00%      1.18%        0.00%        1.18%
VALUE(3)
Series I                                       0.74%        0.05%       0.06%     0.00%      0.85%        0.00%        0.85%
Series II                                      0.74%        0.25%       0.06%     0.00%      1.05%        0.00%        1.05%



                                                        DISTRIBUTION
                                                             AND                 ACQUIRED    TOTAL
                                                           SERVICE              PORTFOLIO  OPERATING   CONTRACTUAL      NET
                                            MANAGEMENT     (12B-1)      OTHER    FEES AND   EXPENSES     EXPENSE     OPERATING
PORTFOLIO/SERIES                                FEE         FEES      EXPENSES   EXPENSES     (1)     REIMBURSEMENT   EXPENSES
----------------                            ----------  ------------  --------  ---------  ---------  -------------  ---------
BLACKROCK VARIABLE SERIES FUNDS, INC.:
BLACKROCK VARIABLE SERIES FUNDS, INC.
   (CLASS II) (19):
BlackRock Basic Value V.I. Fund              0.60%          0.15%     0.08%      0.00%     0.83%       0.00%           0.83%
BlackRock Global Allocation V.I.
   Fund(20, 21, 22)                          0.65%          0.15%     0.15%      0.03%     0.98%       0.00%           0.98%
PIMCO VARIABLE INSURANCE TRUST (CLASS M):
VIT All Asset Portfolio                      0.43%(23)      0.25%     0.20%(24) 0.76%(25)  1.64%(26)  -0.02%(27, 28)   1.62%



                                                 FEEDER FUND                                    MASTER FUND
                     ------------------------------------------------------------------ ----------------------------
                                                                                                                       TOTAL
                                                                                                              TOTAL   MASTER
                                DISTRIBUTION                                                                 MASTER    FUND
                                     AND                TOTAL    CONTRACTUAL     NET                        FUND AND  AND NET
                                   SERVICE            OPERATING    EXPENSE    PORTFOLIO MANAGEMENT           FEEDER   FEEDER
                     MANAGEMENT    (12B-1)     OTHER   EXPENSES REIMBURSEMENT OPERATING    FEES      OTHER    FUND     FUND
PORTFOLIO/SERIES        FEES        FEES     EXPENSES    (1)         (2)       EXPENSES    (29)    EXPENSES EXPENSES EXPENSES
----------------     ---------- ------------ -------- --------- ------------- --------- ---------- -------- -------- --------
AMERICAN ASSET
   ALLOCATION(30)
Series II               0.00%       0.75%      0.04%    0.79%       -0.01%      0.78%      0.31%     0.01%    1.11%    1.10%
AMERICAN BLUE CHIP
   INCOME AND GROWTH
Series II               0.00%       0.75%      0.06%    0.81%        0.00%      0.81%      0.42%     0.01%    1.24%    1.24%
AMERICAN BOND
Series II               0.00%       0.75%      0.04%    0.79%        0.00%      0.79%      0.39%     0.01%    1.19%    1.19%
AMERICAN GLOBAL
   GROWTH(30)
Series II               0.00%       0.75%      0.06%    0.81%       -0.03%      0.78%      0.53%     0.02%    1.36%    1.33%
AMERICAN GLOBAL
   SMALL
   CAPITALIZATION
   (30)
Series II               0.00%       0.75%      0.11%    0.86%       -0.08%      0.78%      0.71%     0.03%    1.60%    1.52%
AMERICAN GROWTH
Series II               0.00%       0.75%      0.04%    0.79%        0.00%      0.79%      0.32%     0.01%    1.12%    1.12%
AMERICAN GROWTH-
   INCOME
Series II               0.00%       0.75%      0.04%    0.79%        0.00%      0.79%      0.27%     0.01%    1.07%    1.07%
AMERICAN HIGH-INCOME
   BOND(30)
Series II               0.00%       0.75%      0.21%    0.96%       -0.18%      0.78%      0.47%     0.01%    1.44%    1.26%
AMERICAN
   INTERNATIONAL
Series II               0.00%       0.75%      0.04%    0.79%        0.00%      0.79%      0.49%     0.03%    1.31%    1.31%
AMERICAN NEW WORLD
Series II               0.00%       0.75%      0.13%    0.88%       -0.10%      0.78%      0.76%     0.05%    1.69%    1.59%



FOOTNOTES TO EXPENSE TABLE:



(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.



(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating

     Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.



(4) The Adviser has agreed to reduce its advisory fee for each class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.050% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.



(5) For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.



(6) The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.



(7) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following Portfolios of the Trust: Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Real Estate Equity Trust, Science & Technology Trust, Small Company Value Trust, and Spectrum Income Trust. This waiver is based on the combined average daily net assets of these Portfolios and the following Portfolios of John Hancock Trust II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser at any time.



(8) "Other Expenses" reflects the estimated amount based on a contractual change in the custody agreement. This agreement went into effect on April 1, 2009.



(9) The Adviser has contractually agreed to waive the advisory fee. This waiver will expire May 1, 2010 unless extended by the Adviser.



(10) The Adviser has contractually agreed to reimburse Expenses of the Portfolio that exceed 0.02% of the average annual net assets of the Portfolio. Expenses includes all expenses of the Portfolio except Rule 12b-1 fees, underlying portfolio expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.



(11) The Adviser has contractually agreed to reimburse Expenses of the Portfolio that exceed 0.70% of the average annual net assets of the Portfolio. Expenses includes all expenses of the Portfolio except Rule 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, fund brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the trust.



(12) The Adviser has contractually agreed to limit Portfolio Expenses to 0.025% until May 1, 2010. Portfolio Expenses includes advisory fee and other operating expenses of the Portfolio but excludes 12b-1fees, underlying Portfolio expenses, taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.



(13) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio's average net assets. This advisory fee waiver will remain in place until May 1, 2010.



(14) The Adviser has contractually agreed to reduce its advisory fee for each class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and (i) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Portfolio.



(15) The "Total Operating Expenses" include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. underlying Portfolios) (each, an "Acquired Portfolio"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(16) "Acquired Portfolio Fees and Expenses" are estimated based on a rebalance of investments in underlying Portfolios.



(17) "Other Expenses" reflect the estimate expenses to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.



(18) The Adviser has agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio's average net assets.



(19) "Other Expenses" include Acquired Portfolio Fees and Expenses, which are less than 0.01%. BlackRock Advisors, LLC ("BlackRock") and Merrill Lunch Life Agency, Inc. have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Net Operating Expenses (excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Portfolio expenses) to 1.40% of average daily net assets until May 1, 2010. In addition, BlackRock may waive a portion of the Portfolio's management fee in connection with the Portfolio's investment in an affiliated money market fund.



(20) The Portfolio may invest in BlackRock Cayman Global Allocation V.I. Fund I, Ltd., its wholly owned subsidiary ("Subsidiary"). BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Portfolio pays BlackRock based on the Portfolio's assets, including the assets invested in the Subsidiary.



(21) The Subsidiary is newly organized and, accordingly, "Other Expenses" of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

(22) The "Total Operating Expenses" does not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report, which does not include Acquired Portfolio Fees and Expenses.



(23) "Management Fee" reflects an advisory fee and supervisory and administrative fee payable by the Portfolio to the adviser, Pacific Investment Management Company LLC ("PIMCO").



(24) "Other Expenses" reflect a service fee of 0.20%.



(25) Acquired Portfolio Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying PIMCO portfolios as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each underlying PIMCO portfolio for the most recent fiscal year, please see the Portfolio's prospectus.



(26) The Total Annual Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights section of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include underlying PIMCO portfolio expenses.



(27) PIMCO has contractually agreed, through May 1, 2010, for the All Asset Portfolio to reduce its advisory fee to the extent that the Acquired Portfolio Fees and Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO portfolios. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.



(28) The Expense Reduction, as described in footnote 27 above, is implemented based on a calculation of underlying PIMCO portfolio expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Portfolio Fees and Expenses listed in the table above and described in footnote 25. Please see the Portfolio's prospectus for additional information.



(29) Capital Research Management Company (the adviser to the master fund for each of the JHT American Funds) waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fees shown do not reflect any waivers. See the financial highlights table in the American Funds Insurance Series' prospectus or annual report for further information.



(30) The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.



We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

   IV. General Information About Us, the Separate Accounts and the Portfolios

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Subaccounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Contracts.



We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:



     - other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;



     - the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;



     -    various indices that are unmanaged; and



     - currently taxable and tax deferred investment programs, based on selected tax brackets.



Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.





When you direct money into a DCA Fixed Investment Option, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Subaccount" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The

Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's other business.



We reserve the right, subject to compliance with applicable law, to add other Subaccounts, eliminate existing Subaccounts, combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the 1940 Act as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

     -    the John Hancock Trust; or

     - the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

     - for certain John Hancock USA Contracts issued before January 28, 2002, the BlackRock Variable Series Funds, Inc. with respect to the "BlackRock Basic Value V.I. Fund", the "BlackRock Value Opportunities V.I. Fund" and the "BlackRock Global Allocation V.I. Fund."

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management


The Portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.


The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.


The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as subadviser to a Portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.


The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund and the BlackRock Value Opportunities V.I. Fund and BlackRock International Limited ("BIL"), an affiliate, to act as the investment sub-adviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.


If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses


The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American Fund Portfolios" of the John Hancock Trust for the marketing support services it provides. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.


Funds-of-Funds and Master-Feeder Funds


Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Core Allocation, Core Balanced, Core Disciplined Diversification, Core Fundamental Holdings, Core Global Diversification, Core Strategy, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts and the PIMCO VIT All Asset Portfolio ("Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World Trusts ("JHT American Fund Portfolios") invests in Class 1 shares of the corresponding investment portfolio of a "master" fund. The JHT American Fund Portfolios operate as "feeder funds," which means that the each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund Portfolio totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Fund Portfolios.

Portfolio Investment Objectives and Strategies


You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS FEEDER FUNDS), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



BLACKROCK INVESTMENT MANAGEMENT, LLC
   Large Cap Value Trust                           Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of large cap U.S. companies with strong relative earnings growth, earnings quality and good relative valuation.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO MASTER FUND
   American Asset Allocation Trust                 Seeks to provide high total return (including income and
   (successor to Income & Value Trust)             capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American
                                                   Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity
                                                   securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities
                                                   maturing in one year or less).

   American Blue Chip Income and Growth Trust      Seeks to produce income exceeding the average yield on U.S.
                                                   stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. To do this, the Portfolio invests all of its assets in Class 1
                                                   shares of the master fund, the American Funds Insurance Series
                                                   Blue Chip Income and Growth Fund, which invests primarily in common stocks of larger U.S.-based companies

   American Bond Trust                             Seeks to maximize current income and preserve capital. To do this, the Portfolio invests all of its assets in Class 1
                                                   shares of the master fund, the American Funds Insurance Series
                                                   Bond Fund, which normally invests at least 65% in
                                                   investment-grade debt securities and up to 35% in lower rated debt securities.

   American Global Growth Trust                    Seeks to make shareholders' investment grow over time. To do this, the Portfolio invests all of its assets in Class 1
                                                   shares of the master fund, the American Funds Insurance Series
                                                   Global Growth Fund, which invests primarily in common stocks of companies located around the world.

   American Global Small Capitalization Trust      Seeks to make the shareholders' investment grow over time. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series
                                                   Global Small Capitalization Fund, which invests primarily in stocks of smaller companies located around the world.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



CAPITAL RESEARCH AND MANAGEMENT COMPANY (CONTINUED)
   American Growth Trust                           Seeks to make the shareholders' investment grow. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth
                                                   Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of
                                                   capital.

   American Growth-Income Trust                    Seeks to make the shareholders' investments grow and to
   (successor to U.S. Large Cap Trust)             provide the shareholder with income over time. To do this, the
                                                   Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income
                                                   Fund, which invests primarily in common stocks or other
                                                   securities that demonstrate the potential for appreciation and/or dividends.

   American High-Income Bond Trust                 Seeks to provide a high level of current income and,
                                                   secondarily, capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master
                                                   fund, the American Funds Insurance Series High-Income Bond
                                                   Fund, which invests at least 65% of its assets in higher
                                                   yielding and generally lower quality debt securities.

   American International Trust                    Seeks to make the shareholders' investment grow. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series
                                                   International Fund, which invests primarily in common stocks of companies located outside the United States.

   American New World Trust                        Seeks to make the shareholders' investment grow over time. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series
                                                   New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing
                                                   economies and/or markets.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust                        Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

   Fundamental Value Trust                         Seeks growth of capital. To do this, the Portfolio invests
   (successor to Core Equity Trust and U.S. Core   primarily in common stocks of U.S. companies with durable
    Trust)                                         business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)                           Seeks income and capital appreciation. To do this, the
                                                   Portfolio invests at least 80% of its net assets in a
                                                   diversified mix of debt securities and instruments with
                                                   maturity durations of approximately 4 to 6 years.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
   All Cap Core Trust                              Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), which may be listed on securities exchanges, traded in various over the counter markets or have no organized markets. The Portfolio may also invest in U.S. Government securities.

   Real Estate Securities Trust(2)                 Seeks to achieve a combination of long-term capital
                                                   appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of
                                                   REITs and real estate companies.

DIMENSIONAL FUND ADVISORS LP
   Disciplined Diversification Trust               Seeks total return consisting of capital appreciation and
                                                   current income. To do this, the Portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in
                                                   emerging markets.

DIMENSIONAL FUND ADVISORS LP ("DFA") &
INVESCO AIM CAPITAL MANAGEMENT, INC. ("INVESCO AIM")
   Small Cap Opportunities Trust(3)                Seeks long-term capital appreciation. To do this, the portion of the Portfolio's net assets managed by Invesco Aim is
                                                   invested in at least 80 % equity securities of
                                                   small-capitalization companies, and the portion of the
                                                   Portfolio's net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S.
                                                   small- and mid-cap companies.

FRANKLIN TEMPLETON INVESTMENTS CORP.
   International Small Cap Trust                   Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests at least 80% of its net assets in securities issued by foreign small-cap companies including in emerging markets.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust                        Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

INVESCO AIM CAPITAL MANAGEMENT, INC.
   All Cap Growth Trust                            Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests principally in common stocks of companies of all market capitalizations, focusing on companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity
                                                   valuations.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust                      Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and
                                                   equity-related securities of companies that are attractively valued and have above-average growth prospects.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



LORD, ABBETT & CO. LLC
   All Cap Value Trust                             Seeks capital appreciation. To do this, the Portfolio invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Portfolio invests the remainder of its assets in undervalued mid-sized and small company securities.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust               Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in common stocks of foreign companies of any size that are selected for their
                                                   long-term growth potential.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Utilities Trust                                 Seeks capital growth and current income (income above that available from the Portfolio invested entirely in equity
                                                   securities). To do this, the Portfolio invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the
                                                   utilities industry.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust                                 Seeks to approximate the aggregate total return of a
                                                   broad-based U.S. domestic equity market index. To do this, the
                                                   Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (4)

   American Fundamental Holdings Trust             Seeks long term growth of capital. To do this, the Portfolio invests primarily in four funds of the American Funds
                                                   Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund,
                                                   and International Fund. The Portfolio is permitted to invest in six other funds of the American Funds Insurance Series as well as other funds, investment companies, and other types of investments.

   American Global Diversification Trust           Seeks long term growth of capital. To do this, the Portfolio invests primarily in five funds of the American Funds
                                                   Insurance Series: Bond Fund, Global Growth Fund, Global Small
                                                   Capitalization Fund, High-Income Bond Fund, and New World
                                                   Fund. The Portfolio is permitted to invest in five other funds of the American Funds Insurance Series as well as other funds, investment companies, and other types of investments.

   Core Allocation Trust                           Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the underlying
                                                   Portfolio Core Allocation Plus Trust. The Portfolio is a
                                                   fund-of-funds and is authorized to invest in other underlying
                                                   Portfolios and investment companies.

   Core Balanced Trust                             Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the underlying
                                                   Portfolio Balanced Trust. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (CONTINUED)
   Core Disciplined Diversification Trust          Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the underlying
                                                   Portfolio Disciplined Diversification Trust. The Portfolio is
                                                   a fund-of-funds and is authorized to invest in other
                                                   underlying Portfolios and investment companies.

   Core Fundamental Holdings Trust                 Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in underlying
                                                   Portfolios that are series of the American Funds Insurance
                                                   Series. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment
                                                   companies.

   Core Global Diversification Trust               Seeks long term growth of capital. To do this, the Portfolio invests a significant portion of its assets, directly or
                                                   indirectly through underlying Portfolios, in securities that are located outside the U.S. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

   Core Strategy Trust                             Seeks long term growth of capital; current income is also a
   (previously Index Allocation Trust)             consideration. To do this, the Portfolio invests approximately
                                                   70% of its total assets in underlying Portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying Portfolios which invest primarily in fixed income securities.

   Franklin Templeton Founding Allocation Trust    Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global
                                                   Trust, Income Trust and Mutual Shares Trust. The Portfolio is
                                                   a fund-of-funds and is also authorized to invest in other
                                                   underlying Portfolios and investment companies.

   Lifestyle Aggressive Trust (5)                  Seeks long-term growth of capital. Current income is not a consideration. The Portfolio operates as a fund-of-funds and normally invests approximately 100% of its assets in
                                                   underlying Portfolios which invest primarily in equity
                                                   securities. The subadviser may change this allocation from time to time.

   Lifestyle Balanced Trust (5)                    Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                   capital. The Portfolio operates as a fund-of-funds and
                                                   normally invests approximately 40% of its assets in underlying
                                                   Portfolios which invest primarily in fixed income securities, and approximately 60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").




MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (CONTINUED)
   Lifestyle Conservative Trust (5)                Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a
                                                   fund-of-funds and normally invests approximately 80% of its assets in underlying Portfolios which invest primarily in
                                                   fixed income securities, and approximately 20% in underlying
                                                   Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Growth Trust (5)                      Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund-of-funds and normally invests approximately 20% of its assets in underlying
                                                   Portfolios which invest primarily in fixed income securities, and approximately 80% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Moderate Trust (5)                    Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The
                                                   Portfolio operates as a fund-of-funds and normally invests approximately 60% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately
                                                   40% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Mid Cap Index Trust                             Seeks to approximate the aggregate total return of a mid cap
                                                   U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400(R) index(4) and securities that as a group behave in a manner similar to the index.

   Money Market Trust                              Seeks to obtain maximum current income consistent with
                                                   preservation of principal and liquidity. To do this, the
                                                   Portfolio invests in high quality, U.S. dollar denominated money market instruments.

                                                   Note: The returns of a Money Market Subaccount in your
                                                   Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

   Pacific Rim Trust                               Seeks to achieve long-term growth of capital. To do this, the
                                                   Portfolio invests at least 80% of its net assets in common stocks and equity-related securities of established,
                                                   larger-capitalization non-U.S. companies located in the
                                                   Pacific Rim region, including emerging markets that have
                                                   attractive long-term prospects for growth of capital.

   Optimized All Cap Trust                         Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity securities of large-, mid- and small-cap U.S. companies with strong
                                                   industry position, leading market share, proven management and strong financials.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (CONTINUED)
   Optimized Value Trust                           Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital.

   Small Cap Index Trust                           Seeks to approximate the aggregate total return of a small cap
                                                   U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000(R) Index(6) and securities that will as a group behave in a manner similar to the index.

   Total Stock Market Index Trust                  Seeks to approximate the aggregate total return of a
                                                   broad-based U.S. domestic equity market index. To do this, the
                                                   Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000(R) Total Market Index(7) and
                                                   securities that as a group will behave in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust                               Seeks high current income; capital appreciation is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in U.S. and foreign fixed-income securities that are rated BB/Ba or lower or are unrated equivalents.

   Strategic Income Trust                          Seeks a high level of current income. To do this, the
                                                   Portfolio invests at least 80% of its assets in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S.
                                                   government and agency securities, and domestic high-yield
                                                   bonds.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                               Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the
                                                   Portfolio invests at least 80% of its net assets in fixed
                                                   income instruments that are economically tied to at least
                                                   three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such
                                                   securities.

   Real Return Bond Trust                          Seeks maximum real return, consistent with preservation of real capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in
                                                   inflation-indexed bonds of varying maturities issued by the
                                                   U.S. and non-U.S. governments, their agencies or
                                                   instrumentalities and corporations, which may be represented by forwards or derivatives.

   Total Return Trust                              Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the
                                                   Portfolio invests at least 65% of its total assets in a
                                                   diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or
                                                   derivatives.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").




RCM CAPITAL MANAGEMENT LLC
   Emerging Small Company Trust                    Seeks long term capital appreciation. The Portfolio invests at least 80% of its net assets in securities of small cap
                                                   companies. The subadviser seeks to create an investment
                                                   portfolio of growth stocks across major industry groups.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index Trust A              Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the
                                                   Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country
                                                   World Excluding U.S. Index,(8) or American Depository Receipts
                                                   or Global Depository Receipts representing such securities.

T. ROWE PRICE ASSOCIATES, INC. AND RCM CAPITAL MANAGEMENT LLC.
   Science & Technology Trust                      Seeks long-term growth of capital. Current income is
                                                   incidental to the Portfolio's objective. To do this, the
                                                   Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust                          Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well
                                                   established in their industries.

   Capital Appreciation Value Trust                Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests primarily in common stocks of established
                                                   U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the
                                                   Portfolio's assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options.

   Equity-Income Trust                             Seeks to provide substantial dividend income and also
   (successor to Classic Value Trust)              long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies
                                                   paying above-average dividends.

   Health Sciences Trust                           Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development,
                                                   production, or distribution of products or services related to health care, medicine, or the life sciences.

   Mid Value Trust                                 Seek long-term capital appreciation. To do this, the Portfolio
   (successor to Mid Cap Value Trust)              invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").




T. ROWE PRICE ASSOCIATES, INC. (CONTINUED)
   Small Company Value Trust                       Seeks long-term growth of capital. To do this, the Portfolio
   (successor to Small Company Trust)              invests at least 80% of its net assets in small companies
                                                   whose common stocks are believed to be undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                                    Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests primarily in the equity securities of
                                                   companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Value Trust(9)                    Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust                         Seeks total return, consisting of long-term capital
                                                   appreciation and current income. To do this, the Portfolio invests in equity and fixed income securities of issuers
                                                   located within and outside the U.S. based on prevailing market conditions.

   Large Cap Trust                                 Seeks to maximize total return, consisting of capital
                                                   appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of
                                                   U.S. large capitalization companies whose estimated
                                                   fundamental value is greater than its market value at any
                                                   given time.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
   Value Trust                                     Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
                                                   To do this, the Portfolio invests at least 65% of its total assets in equity securities which are believed to be
                                                   undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
   Core Allocation Plus Trust                      Seeks to provide total return, consisting of long-term capital appreciation and current income. To do this, the Portfolio invests in equity and fixed income securities of issuers
                                                   located within and outside the U.S. The Portfolio allocates its assets between fixed income securities and equity
                                                   securities based upon the subadviser's targeted asset mix, which may change over time.

   Investment Quality Bond Trust                   Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S.
                                                   government bonds with intermediate to longer term maturities.

   Mid Cap Intersection Trust                      Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

                               JOHN HANCOCK TRUST



We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits").



WELLINGTON MANAGEMENT COMPANY, LLP (CONTINUED)
   Mid Cap Stock Trust                             Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

   Natural Resources Trust                         Seeks long-term total return. To do this, the Portfolio
                                                   invests at least 80% of its net assets in equity and
                                                   equity-related securities of natural resource-related
                                                   companies worldwide, including emerging markets.

   Small Cap Growth Trust                          Seeks long-term capital appreciation. To do this, the
   (successor to Emerging Growth Trust and Small   Portfolio invests at least 80% of its net assets in small-cap
   Cap Trust)                                      companies that are believed to offer above-average potential for growth in revenues and earnings.

   Small Cap Value Trust                           Seeks long-term capital appreciation. To do this, the
                                                   Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

WELLS CAPITAL MANAGEMENT, INCORPORATED
   Core Bond Trust                                 Seeks total return consisting of income and capital
                                                   appreciation. To do this, the Portfolio invests at least 80%
                                                   of its net assets in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments.

   U.S. High Yield Bond Trust                      Seeks total return with a high level of current income. To do this, the Portfolio invests at least 80% of its net assets in
                                                   U.S. corporate debt securities that are below investment
                                                   grade, including preferred and other convertible high yield securities.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust(10)                            Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
                                                   To do this, the Portfolio invests at least 80% of its net
                                                   assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.

   Strategic Bond Trust(10)                        Seeks a high level of total return consistent with
                                                   preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial
                                                   portion of its assets in obligations rated below investment grade.

   U.S. Government Securities Trust                Seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To do this, the Portfolio invests at least 80% of its net assets in debt obligations and mortgage-backed securities issued or
                                                   guaranteed by the U.S. government, its agencies or
                                                   instrumentalities.

                   BLACKROCK VARIABLE SERIES FUNDS, INC. (11)



    We show the Portfolio's manager in bold above the name of the Portfolio.



BLACKROCK ADVISORS, LLC
   BlackRock Basic Value V. I. Fund(12)            The investment objective of the Portfolio is to seek capital appreciation and, secondarily, income.

   BlackRock Value Opportunities V. I. Fund(12)    The investment objective of the Portfolio is to seek long-term growth of capital.
   BlackRock Global Allocation V. I. Fund(13)      The investment objective of the Portfolio is to seek high
                                                   total investment return.



                         PIMCO VARIABLE INSURANCE TRUST



    We show the Portfolio's manager in bold above the name of the Portfolio.



PACIFIC INVESTMENT MANAGEMENT COMPANY
PIMCO VIT All Asset Portfolio                      Seeks maximum real return consistent with preservation of real capital and prudent investment management. The portfolio is a fund-of-funds and normally invests substantially all its
                                                   assets in Institutional Class shares of the underlying PIMCO portfolios.



(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.



(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.



(3) The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio, although the actual percentage managed by each subadviser will vary, since the assets subadvised by each subadviser are not rebalanced daily.



(4) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any OF these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.



(5) Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.



(6) "Russell 2000(R)" is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalizations of companies included in the Russell 2000(R) Index ranged was from $3.2 million to $3.7 billion.



(7) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of October 31, 2008, the market capitalizations of companies included in the Wilshire 5000(R) Total Market Index ranged from $1 million to $385 billion.



(8) "MSCI All Country World ex-USA Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.



(9) The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.



(10) High Yield Trust and Strategic Bond Trust are sub-subadvised by Western Asset Management Company Limited.



(11) Not available to Contracts issued on or after January 28, 2002.



(12) Deutsche Investment Management Americas is the Investment Advisor for the portfolio and Aberdeen Asset Management Inc. is the subadvisor.



(13) Deutsche Investment Management Americas is the Investment Advisor for the portfolio and Northern Trust Investments, N.A. is the subadvisor.

VOTING INTEREST

You instruct us how to vote Portfolio shares.

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.


During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS



Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types" or you may request a copy of the Statement of Additional Information). The Contracts are also designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.



Eligibility Restrictions



SECTION 403(B) QUALIFIED PLANS. Effective September 25, 2007, we ceased offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless
(a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive an Information Sharing Agreement and a Certificate of Compliance and you nonetheless direct us to proceed with the transfer, the transfer may be treated as a taxable transaction.



For more information regarding Section 403(b) Qualified Plans, please see Appendix B: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.



BENEFICIARY IRAS. Effective February 2, 2009, we no longer allow you to establish a new Beneficiary IRA that includes any optional benefit Rider, nor will we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that would otherwise have been available under the Contract (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" to determine what optional benefits would have been available).



We will continue to establish Beneficiary IRAs that do not have any optional benefit Riders and we will continue to support existing Beneficiary IRAs that already include optional benefit Riders.


ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of Additional Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $25,000. The table below shows the minimum amount we require for Additional Purchase Payments. We do not permit Additional Purchase Payments for John Hancock New York Contracts purchased before March, 2003. Additional Purchase Payments, where permitted, generally may be made at any time during the Accumulation Period and must be in U.S. dollars.


                                          Minimum Additional Purchase Payment
                   ------------------------------------------------------------------------------------
                        JOHN HANCOCK USA              JOHN HANCOCK USA        JOHN HANCOCK NY CONTRACTS
                   CONTRACTS PURCHASED BEFORE     CONTRACTS PURCHASED ON OR     PURCHASED ON OR AFTER
TYPE OF CONTRACT          AUGUST, 2004              AFTER FEBRUARY, 2007           FEBRUARY, 2007
----------------   ---------------------------    -------------------------   -------------------------
Nonqualified                 $1000                           $30                         $30
Qualified                    $  30                           $30                         $30



We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment. There may be additional restrictions on Purchase Payments if you purchase a

GMWB Rider. See Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits - Restrictions on Additional Purchase Payments." For information regarding additional restrictions on Purchase Payments for Contracts issued for use in
Section 403(b) Qualified Plans, you may request a copy of the Statement of Additional Information from the Annuities Service Center.


John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

     - You purchased more than one new Contract and such Contracts could not have been combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

     - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000; or


     - You purchased multiple Contracts issued in conjunction with a written retirement savings plan (either qualified or nonqualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three in New York) in which no Purchase Payments have been made, if both:


     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.




As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments for a JHUSA Contract at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described in "Telephone and Electronic Transactions" in this section, below).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.


We usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We credit Additional Purchase Payments on the Business Day they are received at our Annuities Service Center.



We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.


Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Subaccount (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.



We use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



     - your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or



     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.



Net Investment Factor



The net investment factor is an index used to measure the investment performance of a Subaccount from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:



Where (a) is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period.



Where (b) is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.


Transfers Among Investment Options


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions" below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.






Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading on the New York Stock Exchange (usually 4 p.m.) as a

SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and


     -    restricting transfers into and out of certain Subaccount(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider, see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").


Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.


We automatically permit you to request transfers and withdrawals by telephone. We also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on page ii of this Prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



     -    any loss or theft of your password; or



     -    any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.



Special Transfer Services - Dollar Cost Averaging Program


We make available Dollar Cost Averaging and Asset Rebalancing Programs.


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may elect, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose (the "DCA Source Fund(s)"), to other Variable Investment Options (the "Destination Funds") until the amount in the DCA Source Fund is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



You may make Additional Purchase Payments while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amount will be allocated into your DCA Source Fund. Instead, they will be allocated among the Destination Funds according to the allocation you selected upon enrollment in the DCA program.



If the interest rate guaranteed for the DCA program is stated as an annual figure, you should be aware that the actual effective yield will be substantially lower than the stated rate, based on your DCA account balance diminishing through monthly transfers. For example, a deposit of $100,000 into a 12 month DCA account at a stated annual rate of 7% with transfers beginning immediately will yield $3,130.07 (or 3.13%) in interest rather than $7,000 (7%) at the end of the year. A deposit of $100,000 into a 6 month DCA account at a stated annual rate of 5% with transfers beginning immediately will yield $1,019.21 (or 1.02%) in interest rather than $5,000 (5%) at the end of the year.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.



You should consult with your financial professional to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.



Special Transfer Services -Asset Rebalancing Program



We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we will permit asset rebalancing on the following time schedules:



     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).



Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.


Withdrawals

You may withdraw all or a portion of your Contract Value, but may incur tax liability as a result.


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans (including unpaid interest) and any applicable Rider charge, tax or administration fee, and any applicable withdrawal charge for John Hancock USA Contracts issued prior to November 1, 1996. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options" later in this chapter.



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we generally treat the partial withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Venture Vision(R) variable annuity Contracts that do not have a guaranteed minimum withdrawal benefit or a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.



We pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;


     - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or


     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchased a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional GMWB Rider, your guarantee may be Reset (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see VII: "Federal Tax Maters" and the section entitled "Qualified Plan Types" in the Statement of Additional Information).

Signature Guarantee Requirements for Surrenders and Partial Withdrawals (Not applicable to Contracts issued in New Jersey)



We may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:



     - you are requesting that we mail the amount withdrawn to an alternate address; or



     - you have changed your address within 30 days of the withdrawal request; or



     -    you are requesting a withdrawal in the amount of $250,000 or greater.



We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.



You may make systematic "Income Plan" withdrawals.


Special Withdrawal Services - The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 20% of the Purchase Payment(s) made. If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.



Special Withdrawal Services - The Income Made Easy Program



Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. We will, however, suspend your participation in the IP program if you enroll in the Income Made Easy Program. Please read Appendix D: "Pre-authorized Withdrawals - The Income Made Easy Program" for more information.


Optional Guaranteed Minimum Withdrawal Benefits


Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Income Plus For Life Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Credit (also referred to as a "Bonus") if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "step up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.


Death Benefit During Accumulation Period

If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date. Under most Contracts, we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these Contracts, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:

     -    You, the Owner, are the Annuitant; or

     - We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.

We use the term OWNER-DRIVEN when we describe death benefits under these versions of the Contracts.


Under an older version of the Contracts (VV CONTRACTS), however, we determine a death benefit on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner during the Accumulation Period. We use the term ANNUITANT-DRIVEN when we describe death benefits under this version of the Contracts. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Nonqualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). Under such an Annuitant-driven Contract, we treat a change in the Annuitant or any co-Annuitant as the death of the Owner and distribute Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we will reduce the amount by charges which would otherwise apply upon withdrawal. If a Nonqualified Contract has both an individual and a non-individual Owner, we will determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.


The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under Owner-driven and
Annuitant-driven Contracts is the greater of:

     -    the Contract Value; or

     - the respective minimum death benefit described in the following "Tables of Minimum Death Benefits."

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any optional enhanced death benefit that you may have purchased.

 TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED OWNER - DRIVEN CONTRACTS


         PREVIOUSLY ISSUED
           VISION CONTRACT                                                   PRINCIPAL FEATURES
-------------------------------------  ---------------------------------------------------------------------------------------------
Venture Vision(R) Contracts issued     The minimum death benefit equals the sum of all Purchase Payments made less any amounts
after February 12, 2007 by John        deducted in connection with partial withdrawals. (1)
Hancock USA or by John Hancock New
York

Venture Vision(R) Contracts issued by  Oldest Owner less     We limit the minimum death benefit to $10 million.
John Hancock USA after June 2, 2003    than age 81 at issue
until February 11, 2007 (benefits                            If any Owner dies on or prior to their 85th birthday, the minimum death
subject to state availability)(2)                            benefit equals the excess of (i) over (ii), where:

                                                             (i) equals the sum of each Purchase Payment accumulated daily, at the equivalent of 5% per year, starting on the date each Purchase Payment is allocated to a Contract; and

                                                             (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs. The minimum death benefit is subject to a maximum of two times the sum of all Purchase
                                                             Payments made, less any amounts deducted in connection with partial withdrawals.

                                                             If any Owner dies after their 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

                                       Oldest Owner age 81   We limit the minimum death benefit to $10 million.
                                       or more at issue
                                                             The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

Venture Vision(R) Contracts issued by  Oldest Owner less     If any Owner dies on or prior to their 85th birthday, the minimum death
John Hancock USA in HI, MA, MN, VT,    than age 81 at issue  benefit equals the excess of (i) over (ii), where:
and WA, and in other states before                           (i) equals the sum of each Purchase Payment accumulated daily, at the
June 2, 2003 (benefits vary by                               equivalent of 5% per year, starting on the date each Purchase Payment
state)(3)                                                    is allocated to a Contract up to a maximum accumulated value for each
                                                             Purchase Payment of two times the amount of that Purchase Payment ; and

                                                             (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs, up to a maximum deduction for each partial withdrawal of two times the amount of that withdrawal.

                                                             If any Owner dies after their 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

 TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED OWNER - DRIVEN CONTRACTS


         PREVIOUSLY ISSUED
           VISION CONTRACT                                                   PRINCIPAL FEATURES
-------------------------------------  ---------------------------------------------------------------------------------------------

                                       Oldest Owner age 81   The minimum death benefit equals the Contract Value less any applicable
                                       or more at issue      withdrawal charges at the time of payment of death benefits.

Venture Vision(R) Contracts            Oldest Owner less     During the first Contract Year, the minimum death benefit equals the
Issued by John Hancock New             than age 81 at issue  total amount of Purchase Payments less any amounts deducted in
York before February 12,                                     connection with partial withdrawals.
2007
                                                             During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year ending just prior to the Owner's, plus any Purchase Payments made and less any amounts deducted in connection with partial withdrawals since then. If any Owner dies after his or her 81st birthday, however, the minimum death benefit equals the death benefit on the last day of the Contract
                                                             Year ending just prior to the Owner's 81st birthday, less any amounts deducted in connection with partial withdrawals.

                                        Oldest Owner age 81  The minimum death benefit equals the total amount of Purchase Payments
                                        or more at issue     less any amounts deducted in connection with partial withdrawals.


NOTES TO TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED OWNER-DRIVEN CONTRACTS.

(1) We reduce the minimum death benefit proportionally in connection with partial withdrawals.

(2) The benefits described do not apply to Contracts issued (a) in HI, MA, MN, NY & VT; (b) for Contracts issued prior to July 25, 2003 in Illinois; and
     (c) for Contracts issued prior to June 2, 2003 in all other states. We reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

(3) The benefits described apply to Contracts issued (a) in HI, MA, MN, NY & VT; (b) for Contracts issued prior to July 25, 2003 in Illinois; and (c) for Contracts issued prior to June 2, 2003 in all other states. We will also reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

    TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED ANNUITANT - DRIVEN
                                    CONTRACTS


         PREVIOUSLY ISSUED
 VENTURE VISION(R) CONTRACT VERSION                                          PRINCIPAL FEATURES
-------------------------------------  ---------------------------------------------------------------------------------------------
VV CONTRACTS (issued in WA             Last surviving        If the last surviving Annuitant dies on or before the month following
and issued elsewhere                   Annuitant less than   his or her 85th birthday, the minimum death benefit equals the excess
between April 1993 and                 age 81 at issue       of (i) over (ii), where:
March 1998, subject to
state availability)                                          (i) equals the sum of each Purchase Payment accumulated daily, at the equivalent of 5% per year, starting on the date each Purchase Payment is allocated to a Contract up to a maximum accumulated value for each
                                                             Purchase Payment of two times the amount of that Purchase Payment ; and

                                                             (ii) equals the sum of each withdrawal or annuitized amount, including withdrawal charges, accumulated daily at the equivalent of 5% per year, starting on the date of each withdrawal or annuitization, up to a maximum of two times each such withdrawal or annuitized amount. If the last surviving Annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

                                       Last surviving        The minimum death benefit equals the total amount payable upon total
                                       Annuitant age 81 or   withdrawal.
                                       greater at issue

All Annuitant-driven Contracts         Death of Annuitant    We will pay the death benefit, less any Debt, to the Beneficiary upon who is not the Owner  the death of the Annuitant if the Owner is not the Annuitant and the
                                                             Annuitant dies before the Owner and before the Annuity Commencement
                                                             Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner and before the Annuity
                                                             Commencement Date. The death benefit will be paid either as a lump sum in accordance with our current administrative procedures or in accordance with any of the distribution options available under the
                                                             Contract. An election to receive the death benefit under an Annuity
                                                             Option must be made within 60 days after the date on which the death benefit first becomes payable. (In general, a Beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.)

                                       Death of Annuitant    We will pay the death benefit, less any Debt, to the Beneficiary if the
                                       who is the Owner      Owner is the Annuitant, dies before the Annuity Commencement Date and is not survived by a co-Annuitant. We will transfer the interest in the
                                                             Contract to a successor or surviving Owner (the person, persons or entity entitled to become the Owner), instead of the Beneficiary, if the deceased Owner is survived by a co-Annuitant.

                                       Death of Owner who    If the Owner is not the Annuitant and dies before the Annuity is not the Annuitant  Commencement Date and before the last surviving Annuitant, we will transfer the interest in the Contract to a successor or surviving Owner
                                                             (the person, persons or entity entitled to become the Owner), instead of the Beneficiary.

    TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED ANNUITANT - DRIVEN
                                    CONTRACTS


         PREVIOUSLY ISSUED
 VENTURE VISION(R) CONTRACT VERSION                                          PRINCIPAL FEATURES
-------------------------------------  ---------------------------------------------------------------------------------------------
                                       "Interest in the      The amount of the "interest in the Contract" that we transfer to a
                                       Contract"             surviving or successor Owner will depend on the age of the Owner when we issue a Contract. If the deceased Owner had not attained age 81 on the Contract's issue date, the "interest in the Contract" equals the
                                                             Contract Value. If the deceased Owner was age 81 or older on the
                                                             Contract's issue date, the "interest in the Contract" also equals the
                                                             Contract Value, but the interest may be subject to applicable withdrawal charges when any amounts are actually paid.


DETERMINATION OF DEATH BENEFIT. We determine the death benefit and any "interest in the Contract" on the date we receive written notice and "proof of death", as well as all required claims forms from all beneficiaries, at the applicable Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at the applicable Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Nonqualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix B: "Qualified Plan Types").


In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.


Except as otherwise stated in the "Tables of Minimum Death Benefits," above, we will pay the death benefit to the Beneficiary if any Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



Upon request, the death benefit may be taken in the form of a lump sum. In that case, we will pay death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following and as may be stated otherwise in the "Table of Minimum Death Benefits":

     -    The Beneficiary will become the Owner.

     - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

     -    No Additional Purchase Payments may be made.

     -    Withdrawal charges will be waived for all future distributions.


     - If the deceased Owner's Beneficiary is a surviving spouse who falls within the definition of spouse under the federal Defense of Marriage Act ("DOMA"), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



     - If the Beneficiary is not the deceased Owner's spouse (as defined by DOMA), distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.


     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.


We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a "Purchase Payment" made on that date for any subsequent calculations on the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with partial withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner's spouse.



The federal Defense of Marriage Act ("DOMA") does not recognize civil union or same-sex marriage partners as "spouses." Therefore, the federal tax treatment available to spouses who fall within the DOMA definition may not be available to civil union or same-sex marriage partners. However, state law may extend to civil union and same-sex marriage partners some or all of the benefits (other than federal tax benefits) accorded to spouses that fall under the DOMA definition. See the Statement of Additional Information for a table that identifies these states. See your qualified tax advisor and/or financial professional for information on DOMA and your state's treatment of civil unions and same-sex marriage.


A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefit Riders" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:


ANNUAL STEP-UP DEATH BENEFIT. (Not offered prior to February, 2007) Under the Annual Step-Up Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. Where available, the Annual Step-Up Death Benefit Rider could only be elected when you purchased a Contract, and cannot be revoked once elected, You could not purchase the Annual Step-Up Death Benefit Rider, however, if you (or any joint Owner) were age 80 or older at that time.

TRIPLE PROTECTION DEATH BENEFIT. (Not available in New York or Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount, which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract's Maturity Date (the "Annuity Commencement Date" is the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you obtain our consent to change that date. For John Hancock USA Contracts, there is no limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. The Annuity Commencement Date may be changed at any time before annuity payments begin. The new Annuity Commencement Date may not be later than the Maturity Date specified in the Contract or a later date if we consent to the change.


NOTICE OF ANNUITY COMMENCEMENT DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Annuity Commencement Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.



Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Distributions may be required from Qualified Contracts before the Maturity Date. (See "VII. Federal Tax Matters.")



A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant attains age 90, unless the Contract's specifications page states otherwise or you later change the date.


When John Hancock USA issues a Contract outside New York:

     - the Maturity Date for Contracts issued prior to February 12, 2007 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary; and

     - the Maturity Date for Contracts issued on and after February 12, 2007 is the first of the month following the 90th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract's specifications page states otherwise or you later change the date.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any unpaid loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed, annuity payments at the Annuity Commencement Date. We will determine annuity payments based on the Investment Account Value of each Investment Option on that date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Lifetime Annuity with Cash Refund - An annuity with payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option.

Option 4: Joint Life Annuity with Payments Guaranteed for 20 Years - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 20 year period if both the Annuitant and the co-Annuitant die during the 20 year period.

Option 5: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 6: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 7: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" below.)


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchased a Contract with one of our guaranteed minimum withdrawal benefit ("GMWB") Riders (i.e., an Income Plus For Life Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider, as described in "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits"). If you purchased a Contract with a GMWB Rider, you may have selected the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life Series Rider. For each of the Income Plus For Life - Joint Life Riders, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:



     - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or


     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchased a Contract with the Income Plus for Life - Joint Life Rider and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:


     - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or


     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)


GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain - This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, a Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (which may be referred to as the "Guaranteed Withdrawal Balance" in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.


We determine the annual amount of Fixed Annuity payments under this option as the greater of:


     - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract, or


     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.


GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchased a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (which may be referred to as the "Guaranteed Withdrawal Balance" in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.


We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only - This option is available only if:


     - you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and


     - there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Bases (which may be referred to as the "Guaranteed Withdrawal Balance" in your Rider) at the Annuity Commencement Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)


We determine the annual amount of Fixed Annuity payments under this option as the greater of:


     - the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, or the Principal Returns Rider that you purchased with your Contract, or



     - the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Additional Annuity Option 7: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:


     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" below for a description of an "Annuity Unit");


     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Additional Annuity Option 7: Period Certain Only Annuity for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal A x (1 - ((b / C) / D)), where:

     A equals the number of Annuity Units used to determine future payments before the commutation;

     B equals the dollar amount requested to be paid out as part of the commutation;

     C equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

     D    equals the Annuity Unit value on the day the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x (1 - (($20,000 / 3412.08) / $12.50)) = 212.43 units a year for 10 years.


You will not be able to make any additional withdrawals under a Contract with a GMWB Rider once annuity payments begin under an Annuity Option.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" earlier in this chapter), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.


Determination of Amount of the First Variable Annuity Payment



We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Payments


We will base variable annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.



We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" and "Net Investment Factor" earlier in this chapter). The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor" earlier in this chapter) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.



Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



We build a 3% assumed interest rate (4% for VV Contracts) into the annuity tables in a Contract used to determine the first Variable Annuity payment.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if we are making payments during the Settlement Phase under an optional GMWB Rider and the last surviving Covered Person dies. Please read Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for additional information.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the Business Day on which we receive your returned Contract or written notification acceptable to us.

No withdrawal charge is imposed upon return of a Contract within the 10 day right to review period. The 10 day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.


(Applicable to Contracts issued in California Only) Contracts issued in California to persons 60 years of age or older may be cancelled by returning the Contract to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money Market Investment Option, we will pay you the greater of (a) the original amount of your Purchase Payments and (b) the Contract Value computed at the end of the Business Day on which we receive your returned Contract. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.


You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under a Contract, the Beneficiary is the Contract Owner.


In the case of Nonqualified Contracts, Ownership of a Contract may be changed or a Contract may be collaterally assigned at any time prior to the earlier of the Annuity Commencement Date or the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract Value for federal tax purposes. A collateral assignment will be treated as a distribution from a Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary.


In the case of Qualified Contracts, Ownership of a Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under a Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. .We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the Federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult your tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.


Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED INVESTMENT OPTIONS


Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" earlier in this chapter for details). If you purchased a John Hancock USA Contract prior to January 22, 2002, you may have elected a one-year Fixed Investment Option. However, you may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased your Contract on or after January 22, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.


A one-year Fixed Investment Option was available for John Hancock New York Contracts issued before March 2003, in addition to the DCA Fixed Investment Option.

A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.


WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals" above.


We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.


Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VII. Federal Tax Matters." Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types."



LOANS. We offer a loan privilege only to owners of Contracts issued prior to November 12, 2007 in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Qualified Contracts - Loans" below. See "VII. Federal Tax Matters - Qualified Contracts - Loans." THE LOAN PRIVILEGE IS NOT AVAILABLE IF YOU ELECTED A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions


Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the fees charged for Optional Benefits, please see "III. Fee Tables," Appendix C: "Optional Enhanced Death Benefit Riders," and Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits."


WITHDRAWAL CHARGES

(Applicable only to John Hancock USA Contracts issued prior to November 1996)

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other free withdrawal amounts described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the "free Withdrawal Amount" and second to "unliquidated Purchase Payments" (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date). In any Contract Year, the free Withdrawal Amount for that year is the greater of:

     - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and

     - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

Withdrawals allocated to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from Variable Investment Options and then to withdrawals from the one-year Fixed Investment Option.

If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request that has been in the Contract for less than three years is subject to a withdrawal charge of 3% as shown below.

                 Maximum Withdrawal Charge for John Hancock USA
                    Contracts issued prior to November, 1996
           (from date of payment, as a percentage of Purchase Payment)

First Year    3%
Second Year   3%
Third Year    3%
Thereafter    0%

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account minus any applicable withdrawal charge.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

There are or may be situations (see "Reduction or Elimination of Charges and Deductions" below), that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.



For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge."


ASSET BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct on an annual basis from each Sub-Account a daily fee, in an amount equal to 0.15% of the value of each Variable Investment Option as an administration fee. The fee is designed to help compensate us for administering the Contracts and operating the Separate Accounts. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into a Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% (1.30% for Contracts issued after February 12, 2007) of the value of the variable Investment Accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

     - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning Programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                        PREMIUM TAX RATE(1)
                     ------------------------
                     QUALIFIED   NONQUALIFIED
STATE OR TERRITORY   CONTRACTS     CONTRACTS
------------------   ---------   ------------
CA                     0.50%        2.35%
GUAM                   4.00%        4.00%
ME(2)                  0.00%        2.00%
NV                     0.00%        3.50%
PR                     1.00%        1.00%
SD(2)                  0.00%        1.25%(3)
TX(4)                  0.04%        0.04%
WV                     1.00%        1.00%
WY                     0.00%        1.00%


(1)  Based on the state of residence at the time the tax is assessed.

(2)  We pay premium tax upon receipt of Purchase Payment.

(3)  0.80% on Purchase Payments in excess of $500,000.


(4)  Referred to as a "maintenance" tax.

                            VII. Federal Tax Matters

INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT --FEDERAL, STATE, OR LOCAL-- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.



When you take a withdrawal under a Nonqualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit ("GMWB") Rider, using the Contract Value. See Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.



Please see "Conversions and Rollovers to Roth IRAs" below for additional information on the impact on withdrawals of tax withholding pursuant to a conversion to a Roth IRA.


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a GMWB Rider, will be taxed in the manner described in "Taxation of Annuity Payments" below.



You should consult a tax advisor for information on any optional benefit Riders.



CHARITABLE REMAINDER TRUSTS



This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.


NONQUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract (additional withdrawals based upon a Rider guarantee will be subject to income tax). If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all Nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year are treated as if they were a single contract.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax advisor should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or


     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:


     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);


     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of an Annuitant;


     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or


     - made with respect to certain annuities issued in connection with structured settlement agreements.



Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.



Puerto Rico Nonqualified Contracts



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. After annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.


The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.


Exchanges of Annuity Contracts



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may not exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit.)



If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.



You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.


QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus and in the Statement of Additional Information, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax advisor.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans. Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act of 1974 (ERISA), the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Required Minimum Distributions



Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax advisor.



TEMPORARY WAIVER OF RMDS FOR 2009. On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs). You will need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).



Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to lifetime distributions to employees and IRA owners and after-death distributions to beneficiaries.



In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.



If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.



The Act does not change:



     - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and



     -    any RMD for calendar years after 2009.



In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.



Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.

You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.



Call or write us at the Annuities Service Center listed on page ii of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.



Please consult your tax advisor to determine how the Act affects your RMDs.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 or the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.


Rollovers and Transfers


If permitted under your plan, you may make a distribution:


     - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

     - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA; or

     - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.


In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000 and (ii) you are not a married tax payer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code.



In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.


Withholding on Rollover Distributions



Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA , or a Roth IRA.



If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit it to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for information about the impact of withdrawals on optional benefit Riders.



We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, if you wish to purchase a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.


Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married tax payer filing a separate return.


These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.



If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for information about the impact of withdrawals on optional benefit Riders.



You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.






Section 403(b) Qualified Plans



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section

403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless
(a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.


Loans


We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA, unless they have elected a GMWB Rider.


If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.


Please see Appendix B or request a copy of the Statement of Additional Information from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.


Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISOR


The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

                             VIII. General Matters

ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "V. Description of the Contract - Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.





DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Portfolios of the Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").


We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer


JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation.

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 2.5% of Purchase Payments (3.00% for Contracts issued on and after February 12, 2007). In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments (1.50% for Contracts issued on and after February 12, 2007). The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under a Contract (see "VI. Charges and Deductions").

Revenue Sharing and Additional Compensation


In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.


We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.


These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2008, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker-dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable FINRA rules and other applicable laws and regulations,


In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.

For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management Program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

STATEMENTS OF ADDITIONAL INFORMATION



Our Statements of Additional Information provide additional information about the Contract and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History...........................................     1
Accumulation Unit Value Tables............................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Special Compensation and Reimbursement Arrangements....................     2
State Variations Regarding Recognition of Same-Sex Couples................     5
Qualified Plan Types......................................................     6
Legal and Regulatory Matters..............................................    10
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents



General Information and History...........................................     1
Accumulation Unit Value Tables............................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Special Compensation and Reimbursement Arrangements....................     2
State Variations Regarding Recognition of Same-Sex Couples................     5
Qualified Plan Types......................................................     6
Legal and Regulatory Matters..............................................    10
Appendix A: Audited Financial Statements..................................   A-1



Financial Statements



The Statements of Additional Information also contain the Company's financial statements as of the years ended 2007 and 2008, and its Separate Accounts' financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

            Appendix A: Examples of Calculation of Withdrawal Charge


        (for John Hancock USA Contracts Issued prior to November 1, 1996)

Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from Contracts.

EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total Purchase Payments made under the Contract less any prior partial withdrawals in that Contract Year.

                                                                WITHDRAWAL CHARGE
                 HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT YEAR   CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
-------------   --------------   ---------------   ----------    -------   ------
      1             55,000           5,000(1)        50,000         3%      1,500
      2             50,500           5,000(2)        45,500         3%      1,365
      3             60,000          10,000(3)        50,000         3%      1,500
      4             70,000          20,000(4)        50,000         0%          0

(1) In the first Contract Year the earnings under the Contract and 10% of Purchase Payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 Purchase Payment is liquidated and the withdrawal charge is assessed against such liquidated Purchase Payment (Contract Value less free withdrawal amount).

(2) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of Purchase Payments, therefore the free withdrawal amount is equal to 10% of Purchase Payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to Purchase Payments liquidated (Contract Value less free withdrawal amount).

(3) In the example for the third Contract Year, the accumulated earnings of $10,000 is greater than 10% of Purchase Payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the Purchase Payments liquidated (Contract Value less free withdrawal amount).

(4) There is no withdrawal charge on any Purchase Payments liquidated that have been in the Contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated Purchase Payments (accumulated earnings), or 10% of Purchase Payments less 100% of all prior withdrawals in that Contract Year.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    65,000              2,000            15,000(1)             0         3%         0
    49,000              5,000             3,000(2)         2,000         3%        60
    52,000              7,000             4,000(3)         3,000         3%        90
    44,000              8,000                 0(4)         8,000         3%       240

(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of Purchase Payments less prior withdrawals ($5,000 - 0). The amount requested ($2,000) is less than the free withdrawal amount so no Purchase Payments are liquidated and no withdrawal charge applies.

(2) The Contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of Purchase Payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in Purchase Payments being liquidated. The remaining unliquidated Purchase Payments are $48,000.

(3) The Contract has increased in value to $52,000. The unliquidated Purchase Payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of Purchase Payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in Purchase Payments being liquidated. The remaining unliquidated Purchase Payments are $45,000.

(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of Purchase Payments ($5,000) has already been utilized. The full amount of $8,000 will result in Purchase Payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of Purchase Payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types






PLAN TYPE
---------
TRADITIONAL IRAS              Section 408 of the Code permits eligible
                              individuals to contribute to an individual
                              retirement program known as an Individual
                              Retirement Annuity or IRA (sometimes referred to
                              as a traditional IRA to distinguish it from the
                              Roth IRA discussed below). IRAs are subject to
                              limits on the amounts that may be contributed and
                              deducted, the persons who may be eligible and the
                              time when distributions may commence. Also,
                              distributions from certain other types of
                              qualified retirement plans may be rolled over on a
                              tax-deferred basis into an IRA. The Contract may
                              not, however, be used in connection with an
                              Education IRA under Section 530 of the Code. In
                              general, unless you have made non-deductible
                              contributions to your IRA, all amounts paid out
                              from a traditional IRA contract (in the form of an
                              annuity, a single sum, death benefits or partial
                              withdrawal), are taxable to the payee as ordinary
                              income.

ROTH IRAS                     Section 408A of the Code permits eligible
                              individuals to contribute to a type of IRA known
                              as a Roth IRA. Roth IRAs are generally subject to
                              the same rules as non-Roth IRAs, but they differ
                              in certain significant respects. Among the
                              differences are that contributions to a Roth IRA
                              are not deductible and qualified distributions
                              from a Roth IRA are excluded from income

SIMPLE IRA PLANS              In general, under Section 408(p) of the Code a
                              small business employer may establish a SIMPLE IRA
                              retirement plan if the employer employed no more
                              than 100 employees earning at least $5,000 during
                              the preceding year. Under a SIMPLE IRA plan both
                              employees and the employer make deductible
                              contributions. SIMPLE IRAs are subject to various
                              requirements, including limits on the amounts that
                              may be contributed, the persons who may be
                              eligible, and the time when distributions may
                              commence. The requirements for minimum
                              distributions from a SIMPLE IRA retirement plan
                              are generally the same as those discussed above
                              for distributions from a traditional IRA. The
                              rules on taxation of distributions are also
                              similar to those that apply to a traditional IRA
                              with a few exceptions.

SIMPLIFIED EMPLOYEE           Section 408(k) of the Code allows employers to
PENSIONS (SEP - IRAS)         establish simplified employee pension plans for
                              their employees, using the employees' IRAs for
                              such purposes, if certain criteria are met. Under
                              these plans the employer may, within specified
                              limits, make deductible contributions on behalf of
                              the employees to IRAs. The requirements for
                              minimum distributions from a SEP - IRA, and rules
                              on taxation of distributions from a SEP - IRA, are
                              generally the same as those discussed above for
                              distributions from a traditional IRA.

SECTION 403(B) QUALIFIED      Section 403(b) of the Code permits public school
PLANS OR TAX-SHELTERED        employees and employees of certain types of
ANNUITIES                     tax-exempt organizations to have their employers
                              purchase annuity contracts for them and, subject
                              to certain limitations, to exclude the Purchase
                              Payments from gross income for tax purposes. There
                              also are limits on the amount of incidental
                              benefits that may be provided under a
                              tax-sheltered annuity. These Contracts are
                              commonly referred to as "tax-sheltered annuities."
                              We currently are not offering this Contract for
                              use in a Section 403(b) Qualified Plan except
                              under limited circumstances.

CORPORATE AND SELF-EMPLOYED   Sections 401(a) and 403(a) of the code permit
PENSION AND PROFIT-SHARING    corporate employers to establish various types of
PLANS (H.R. 10 AND KEOGH)     tax-deferred retirement plans for employees. The
                              Self-Employed Individuals' Tax Retirement Act of
                              1962, as amended, commonly referred to as "H.R. -
                              10" or "Keogh," permits self-employed individuals
                              to establish tax-favored retirement plans for
                              themselves and their employees. Such retirement
                              plans may permit the purchase of annuity contracts
                              in order to provide benefits under the plans,
                              however, there are limits on the amount of
                              incidental benefits that may be provided under
                              pension and profit sharing plans.

DEFERRED COMPENSATION PLANS   Section 457 of the Code permits employees of state
OF STATE AND LOCAL            and local governments and tax-exempt organizations
GOVERNMENTS AND TAX-EXEMPT    to defer a portion of their compensation without
ORGANIZATIONS                 paying current taxes. The employees must be
                              participants in an eligible deferred compensation
                              plan. A Section 457 plan must satisfy several
                              conditions, including the requirement that it must
                              not permit distributions prior to your separation
                              from service (except in the case of an unforeseen
                              emergency). When we make payments under a Section
                              457 Contract, the payment is taxed as ordinary
                              income.



For more detailed information about these plan types, you may request a Statement of Additional Information.

               Appendix C: Optional Enhanced Death Benefit Riders


This Appendix provides a general description of two optional enhanced death benefit Riders:


     - Annual Step-Up Death Benefit - not offered for Contracts issued prior to February 12, 2007; and


     - Triple Protection Death Benefit - not offered by John Hancock New York or by John Hancock USA for Contracts issued prior to December 8, 2003.

These Riders were not available at all times or in all jurisdictions. Where available, you could only elect the Rider at the time you purchased a Contract. If you purchased an optional benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any optional benefit Riders applicable to your Contract. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


ANNUAL STEP-UP DEATH BENEFIT



If you elected the optional Annual Step-Up Death Benefit Rider, we impose an additional charge of 0.20% of the value of the Variable Investment Options. The Annual Step-Up Death Benefit Rider only is available for Contracts issued on or after February 12, 2007. If you elected the Annual Step-Up Death Benefit Rider, the oldest Owner of a Contract could not be age 80 or older on the effective date of the Rider. (We impose this restriction because the Annual Step-Up Death Benefit would be zero if the oldest Owner were age 80 or older on the effective date of the Rider.)



Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit is the greater of:



     - the death benefit described under "Death Benefit During Accumulation Period"; or


     -    the Annual Step-Up Death Benefit.


The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus Additional Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (a) times (b) where:



     (a) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal; and


     (b) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step-Up Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date the first death benefit is paid.



Termination of the Optional Annual Step-Up Death Benefit



The optional Annual Step-Up Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Annuity Commencement Date; or (c) the date on which the Optional Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the optional Annual Step-Up Death Benefit) as the new Owner.



Annual Step-Up Death Benefit Fee



A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step-Up Death Benefit.


Qualified Plans


If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types "). Please consult your tax advisor.



The addition of the Annual Step-Up Death Benefit to a Contract may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will result in an increased death benefit.

TRIPLE PROTECTION DEATH BENEFIT
(Not offered in New York or Washington)

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's Maturity Date, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit Factor" plus the greatest of:

     -    the Contract Value;

     -    the Return of Purchase Payments Death Benefit Factor;


     -    the Annual Step-Up Death Benefit Factor; or


     -    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

Enhanced Earnings Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no Additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Triple Protection Death Benefit is determined is equal to $175,000:

     -    Earnings Basis is equal to 150% of $100,000 or $150,000.

     - Earnings is equal to $175,000 minus $150,000 or $25,000. Note that for purposes of Triple Protection Death Benefit, Earnings are always less than the excess of account value over payments. In this example, they are less than $75,000 (or $175,000 minus $100,000).

The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000 or $12,500.

Return of Purchase Payments Death Benefit Factor

The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.


Annual Step-Up Death Benefit Factor



For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

     1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

     2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.


The Triple Protection Death Benefit Factors are separate and distinct from similarly named terms, such as "Annual Step-Up Death Benefit" that may be contained in other optional benefit Riders. The other optional benefit Riders impose separate optional Rider charges and their benefits and limitations may be different.


Withdrawal Reductions

If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a Additional Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of Triple Protection Death Benefit

We determine the death benefit paid under Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

     - The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

     - In determining the "Enhanced Earnings Death Benefit" Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor.


     - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.


Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

     -    the date the Contract terminates;

     -    the Maturity Date; or

     - the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Determination of Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix describes the following optional guaranteed minimum withdrawal benefit ("GMWB") Riders that may be part of a previously issued Contract:



INCOME PLUS FOR LIFE SERIES RIDERS:



     -    Income Plus For Life 12.08 Series:



          -    Income Plus For Life 12.08



          -    Income Plus For Life - Joint Life 12.08



     -    Income Plus For Life (Quarterly Step-Up Review) Series



          -    Income Plus For Life (Quarterly Step-Up Review)



          -    Income Plus For Life - Joint Life (Quarterly Step-Up Review)



     -    Income Plus For Life (Annual Step-Up Review) Series*



          -    Income Plus For Life (Annual Step-Up Review)



          -    Income Plus For Life - Joint Life (Annual Step-Up Review)



* The Income Plus For Life (Annual Step-Up Review) Series Riders were previously referred to as "Income Plus For Life" and "Income Plus For Life
     - Joint Life."



PRINCIPAL PLUS FOR LIFE SERIES RIDERS



     -    Principal Plus for Life



     -    Principal Plus for Life Plus Automatic Annual Step-Up



     -    Principal Plus for Life Plus Spousal Protection



PRINCIPAL PLUS RIDER



PRINCIPAL RETURNS RIDER



If you purchased any of these optional GMWB Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.



We describe a different type of optional benefit Rider, known as a "Guaranteed Minimum Income Benefit Rider," in Appendix E.



GENERAL INFORMATION ABOUT GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider's features in the sections that follow.



Forms of Guaranteed Amounts



Our GMWB Riders provide two different types of benefits:



LIFETIME INCOME AMOUNT. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two ("joint") lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.



GUARANTEED WITHDRAWAL AMOUNT. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a "Guaranteed Withdrawal Balance"). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.



The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)



Please review the "Features" section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or a joint life.



SINGLE LIFE GUARANTEE. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.



EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.



The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.



JOINT LIFE GUARANTEE. For Riders that provide a lifetime income guarantee based on the lifetime duration of two Covered Persons, we determine the Covered Persons at the time you elect the Rider. A spouse may need to qualify as a "spouse" under federal law. See "Civil Union and Same-Sex Marriage Partners" below.



For Riders issued with Nonqualified Contracts:



     -    both spouses must be named as co-Owners of the Contract; or



     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.



For Riders issued with Qualified Contracts:



     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



     -    the Owner's spouse must be the designated Beneficiary.



A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see "V. Description of the Contract - Impact of Divorce"). You may lose benefits under the Rider if a Covered Person is removed from the Rider.



Availability of Guaranteed Minimum Withdrawal Benefit Riders



You were permitted to elect a GMWB Rider at the time you purchased a Contract, provided:



     - the Rider was available for sale in the state where the Contract was sold;



     - you limited your investment of Purchase Payments and Contract Value to the Investment Options we made available with the Rider; and



     - you (and any other Covered Person) complied with the age restrictions we may have imposed for the Rider (not applicable to Principal Plus).



Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.



We reserve the right to accept or refuse to issue any GMWB Rider at our sole discretion. Once you elect a GMWB Rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.



AGE RESTRICTIONS. We did not make any of the Income Plus For Life Series, Principal Plus (for Qualified Contracts), Principal Plus for Life Series, or Principal Returns Riders available if you (or the older Owner with GMWB joint-life Riders) were age 81 or older at the time you purchased your Contract. Also, for Principal Plus for Life Plus Spousal Protection, both you and your spouse must have been at least 65 or, if not, you must have birthdates less than 6 years apart from each other.



ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. We may from time to time provide you with an opportunity to exchange an existing GMWB Rider to your Contract for another optional GMWB Rider. Please see Appendix E:
"Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" for details about any currently available Riders. WE PROVIDE NO ASSURANCE THAT WE WILL PROVIDE AN OPPORTUNITY TO EXCHANGE A RIDER FOR ANOTHER RIDER, OR THAT YOU WILL BE ABLE TO EXCHANGE A RIDER FOR ANOTHER RIDER IN ANY GIVEN STATE.



CIVIL UNION AND SAME-SEX MARRIAGE PARTNERS. The Riders generally are designed to comply with current federal tax provisions related to status as a "spouse" under the federal Defense of Marriage Act ("DOMA"). The DOMA definition does not recognize civil unions or same-sex marriages that may be allowed under state law. In certain states, however, we have allowed civil union and same-sex marriage partners to purchase the Contract with a GMWB Rider and receive the same Rider benefits as a "spouse" who falls within the DOMA definition. See the Statement of Additional Information for a table identifying the states where currently allowed. Please note that in these states, there may be adverse federal tax consequences with distributions and other transactions upon the death of the first civil union or same-sex marriage partner. Please consult with your own qualified tax advisor.



Rider Fees



We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:



     -    on the date we determine the death benefit;



     - after the Annuity Commencement Date at the time an Annuity Option begins; or



     -    at full surrender of the Contract; or



     - depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.



We do not deduct additional Rider fees during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.



FEE FOR INCOME PLUS FOR LIFE 12.08 SERIES RIDERS. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase either the Income Plus For Life 12.08 or Income Plus For Life - Joint Life 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.



FEE FOR INCOME PLUS FOR LIFE (QUARTERLY STEP-UP REVIEW) SERIES RIDERS. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase either the Income Plus For Life 12.08 or Income Plus For Life - Joint Life 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.



FEE FOR INCOME PLUS FOR LIFE (ANNUAL STEP-UP REVIEW) SERIES RIDERS. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus For Life (Annual Step-Up Review) or Income Plus For Life - Joint Life (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.



FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.

FEE FOR PRINCIPAL PLUS. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.



FEE FOR PRINCIPAL RETURNS. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.



Restrictions on Additional Purchase Payments



If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an Additional Purchase Payment would exceed $1 million. We do not permit Additional Purchase Payments during a Rider's Settlement Phase (see "Settlement Phase," below). Other limitations on additional payments may vary by state.



Special Purchase Payment limits on Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



     - on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on Qualified Contracts (not applicable to Principal Plus, which applies Nonqualified Contract limits to Qualified Contracts). If we issued your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age
          65), without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. We do not reserve this right of refusal for Additional Purchase Payments before the Age 65 Contract Anniversary that are otherwise permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.



If you elected to purchase any of our GMWB Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.



Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.



If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:



     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



     (b) in a manner consistent with any one of the restricted Model Allocations for which you may be eligible (see "Restricted Model Allocations" below).



Subject to our restrictions on frequent trading:



     - if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or



     - if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.



You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in "V. Description of the Contract - Accumulation Period Provisions - Withdrawals." We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR REGISTERED REPRESENTATIVE TO ASSIST YOU IN DETERMINING WHETHER INVESTING IN ANY INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



AVAILABLE INDIVIDUAL INVESTMENT OPTIONS. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:



     -    Core Allocation Trust



     -    Core Balanced Trust



     -    Core Disciplined Diversification Trust



     -    Core Fundamental Holdings Trust



     -    Core Global Diversification Trust



     -    Core Strategy Trust



     -    Lifestyle Balanced Trust



     -    Lifestyle Conservative Trust



     -    Lifestyle Growth Trust (not available with Principal Returns)



     -    Lifestyle Moderate Trust



     -    Money Market Trust



You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.



RESTRICTED INDIVIDUAL INVESTMENT OPTIONS. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted ("Restricted Options"):



     -    American Asset Allocation Trust



     -    American Fundamental Holdings Trust



     -    American Global Diversification Trust



     -    Capital Appreciation Value Trust



     -    Core Allocation Plus Trust



     -    Disciplined Diversification Trust



     - Franklin Templeton Founding Allocation Trust (not available with Income Plus for Life 12.08 Series and Principal Plus for Life Plus Automatic Annual Step-Up).



If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option. However, you will not be able to transfer amounts from another Investment Option to the Restriction Option. You also will no longer be able to use the Restricted Option if you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.



We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Purchase Payments or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.



FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ A PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



RESTRICTED MODEL ALLOCATIONS. We do not currently make "Model Allocations" available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.



If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Fixed Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment

Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.



None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your registered representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.



Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations



RESTRICTED MODEL ALLOCATIONS:



                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                           PERCENTAGE               PORTFOLIO NAME
------------------------------------------   ----------------   -------------------------------
American Global Diversification                     50%         American Global Growth Trust
(not available after April 30, 2009)                20%         American Bond Trust
                                                    15%         American Global Small
                                                                Capitalization Trust
                                                    10%         American High-Income Bond Trust
                                                     5%         American New World Trust
Fundamental Holdings of America                     35%         American Bond Trust
(not available after April 30, 2009)                25%         American Growth-Income Trust
                                                    25%         American Growth Trust
                                                    15%         American International Trust
Global Balanced                                     30%         Fundamental Value Trust
(not available after April 30, 2007)                25%         American International Trust
                                                    25%         Global Allocation Trust
                                                    20%         Global Bond Trust
Blue Chip Balanced                                  40%         Investment Quality Bond Trust
(not available after April 30, 2007)                30%         American Growth Trust
                                                    30%         American Growth-Income Trust
Value Strategy                                      30%         Fundamental Value Trust
(not available after February 10, 2006)             30%         Equity-Income Trust
                                                    20%         Active Bond Trust
                                                    20%         Strategic Bond Trust
Growth Blend                                        40%         Blue Chip Growth Trust
(not available after February 10, 2006)             20%         American Growth-Income Trust
                                                    20%         Active Bond Trust
                                                    20%         Strategic Bond Trust
Core Holdings of America                            35%         Active Bond Trust
(not available after August 1, 2005)                25%         American Growth Trust
                                                    25%         American Growth-Income Trust
                                                    15%         American International Trust
Core Solution                                       34%         Strategic Income Trust
(not available after April 30, 2005)                33%         Blue Chip Growth Trust
                                                    33%         Equity-Income Trust
Value Blend                                         40%         Equity-Income Trust
(not available after April 30, 2005)                20%         American Growth Trust
                                                    20%         Active Bond Trust
                                                    20%         Strategic Bond Trust

                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                           PERCENTAGE               PORTFOLIO NAME
------------------------------------------   ----------------   -------------------------------
Global                                              30%         International Value Trust
(not available after April 30, 2005)                30%         Global Bond Trust
                                                    20%         American Growth-Income Trust
                                                    20%         Blue Chip Growth Trust



A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS," AS WELL AS THE PORTFOLIO'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE PORTFOLIOS BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



We reserve the right to:



     - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;



     - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;



     -    limit your ability to transfer between existing Investment Options;
          and/or



     - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.



Increases in Guaranteed Amounts



We may increase the amounts we guarantee under a GMWB Rider as a result of:



ADDITIONAL PURCHASE PAYMENTS. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders.



CREDITS. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.



STEP-UPS. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.



We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider's features in this Appendix.



Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders



OVERVIEW. Each of our GMWB Riders will permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.



Our Income Plus For Life Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the "Lifetime Income Amount") during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.



Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the "Guaranteed Withdrawal Amount"), beginning on the date you purchased the Rider.



Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during a Rider's Credit Period.



EXCESS WITHDRAWALS. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount permitted under the terms of the Rider you select.

If you purchased an Income Plus For Life Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:



     -    you take withdrawals prior to the Lifetime Income Date, or



     - your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.



Please refer to the "Features" section of the Rider you are considering for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.



Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. If you purchased a GMWB Rider with a Contract, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount ("full allowable amount") under your Rider, which will automatically increase to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment; (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option will reduce your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that would exceed the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount. We may make additional options available in the future or upon request.



Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:



     -    you select option A, B or C; and



     - you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.



Income Made Easy withdrawals, like other withdrawals:



     - may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax;



     -    reduce the death benefit and other optional benefits; and



     - cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program.



If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see "Special Withdrawal Services
- The Income Plan" in "V. Description of the Contract" in the Prospectus) if you enroll in the Income Made Easy Program.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). The Life Expectancy Distribution Program may provide one or more of the following:



     - Pre-59 1/2 Distributions - these are payments made at the request of the Owner that are intended to comply with Code Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv); or



     - Nonqualified Death Benefit Stretch Distributions - these are payments made to the Beneficiary that are intended to comply with Code Section 72(s)(2); or



     - Required Minimum Distributions and Qualified Death Benefit Stretch Distributions - these are payments we calculate to comply with Code
          Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c)(5). For further information on such distributions, including special tax treatment relating to calendar year 2009, please see "Required Minimum Distributions" in "VII. Federal Tax Matters."



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution program may reduce future guaranteed minimum withdrawal values.



If you purchased an Income Plus For Life Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Program on or after the Lifetime Income Date, however, we will not reduce annual withdrawal amounts under your Rider. Please refer to the "Features" section of this Appendix for more details regarding the effect withdrawals that are made after the Lifetime Income Date have on the Rider's guarantees.

The Life Expectancy Distribution program ends when certain amounts described in the Rider are depleted to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchase.



If you are interested in the Life Expectancy Program, you may obtain further information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. The withdrawals you take while participating in the Income Plan (see "Special Withdrawal Services - The Income Plan" in "V. Description of the Contract") or the Income Made Easy Program (see the preceding section) may fulfill the substantially equal periodic payments requirement of a Life Expectancy Program.



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. If you participate in our Life Expectancy Distribution Program, we will make a withdrawal for Required Minimum Distributions and Qualified Death Benefit Stretch Distributions for tax year 2009 unless you notify us in writing otherwise. (Please see "Temporary Waiver of RMDs for 2009" in "VII. Federal Tax Matters" for more information.) You should discuss these matters with a qualified tax advisor.



SETTLEMENT PHASE. We automatically begin making payments to you under the "Settlement Phase" of a GMWB Rider if your Contract Value reduces to zero and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the "Features" section of the Rider you are considering for more information.



During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.



Additional Annuity Options



In addition to the Annuity Options we provide under the Contract, we provide additional Annuity Options for Contracts issued with a GMWB Rider. These additional Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on the your investment experience prior to annuitization. The Annuity Options available to you are described in detail in "V. Description of the Contract - Pay-out Period Provisions."



COMPARISON BETWEEN GUARANTEED MINIMUM WITHDRAWAL BENEFITS AND ANNUITY PAYMENTS. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in "Pay-out Period Provisions" in "V. Description of the Contract").



When you take withdrawals:



     -    you will have the flexibility to start and stop withdrawals;



     - you will have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);



     - you will have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;



     - you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders; and



     -    you reduce the Contract Value available for annuitization.



When you annuitize:



     - you will receive annuity payments that will be fixed in amount (or in the number of units paid if you choose Variable Annuity payments);



     - your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);



     -    you will no longer have access to the Contract Value; and



     - your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.

Tax Considerations



Withdrawals may be taxable and may be subject to a 10% penalty if made prior to age 59 1/2. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.



NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our GMWB Riders.



FEATURES OF INCOME PLUS FOR LIFE 12.08 SERIES



Form of Guaranteed Amounts



The Income Plus For Life 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime duration of two Covered Persons (Income Plus For Life -Joint Life 12.08).



Benefit Base



The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allow you to purchase the Rider after the first Contract Year, we may determine the initial Benefit Base based on your Contract Value after the first Contract Year.



We will reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



We will increase the Benefit Base to reflect Step-Ups, Credits and Additional Purchase Payments. Please see "Increases in Guaranteed Amounts" in this section, below, for more information.



Benefit Rate



The Benefit Rate is:



     -    Income Plus For Life 12.08 - 5%



     -    Income Plus For Life - Joint Life 12.08 - 4.75% (4.50% in New York)



Lifetime Income Amount



The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:



     - (for Income Plus For Life 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or



     - (for Income Plus For Life - Joint Life 12.08): either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



We determine the initial Lifetime Income Amount by multiplying:



     - the Benefit Rate for the Rider (5% for Income Plus For Life 12.08 and 4.75% (4.50% in New York) for Income Plus For Life - Joint Life 12.08); by



     -    the Benefit Base for the Rider on the Lifetime Income Date.



EXAMPLE (Income Plus For Life 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% x $100,000).



EXAMPLE (Income Plus For Life - Joint Life 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% x $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% x $100,000).



The maximum Lifetime Income Amount for an Income Plus For Life 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life Joint - Life 12.08 Rider is $237,500. We calculate a lower Lifetime Income Amount under the Income Plus For Life - Joint Life 12.08 Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.



We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



We will increase the Lifetime Income Amount to reflect Step-Ups, Credits and Additional Purchase Payments. Please see "Increases in Guaranteed Amounts" in this section, below, for more information.

Lifetime Income Date



The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchase the Rider if:



     - (for Income Plus For Life 12.08) you are age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you attain age 58 1/2 (age 61 in NY).



     - (for Income Plus For Life - Joint Life 12.08) both you and your spouse are age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would attain age 58 1/2 (age 61 in NY). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)



Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see "Withdrawals before the Lifetime Income Date" below for more information.



We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see "Increases in Guaranteed Amounts" following this section).



Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:



     -    the Lifetime Income Date or



     -    the latest of:



          -    the date of a Purchase Payment that we applied to the Benefit
               Base,



          -    the date of a reduction in the Benefit Base, or



          -    the effective date of a Step-Up.



EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).



CREDITS. We offer the Income Plus For Life 12.08 Series Riders with the following Credit features:



     - Annual Credit Rate - 7% for Contracts issued outside New York; 6% for single-life Contracts issued in New York, increasing to 7% for Contract Years after you attain age 61; and 0% for joint-life Contracts issued in New York, increasing to 7% for Contract Years after the youngest Covered Person attains age 61.



     - Credit Period (for Annual Credits) - The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



     - Ten Year Credit Rate - See "Ten Year Credit" below for a description of the rates we use to calculate a Ten Year Credit.



     - Credit Period (for Ten Year Credit) - The 10th Contract Anniversary (the "Target Date") after the effective date of the Rider.



Annual Credits. (We may refer to an Annual Credit in your Rider as a "Bonus" and we may refer to Annual Credits as "Deferral Credits" in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.



Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:



     - the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise



     - the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that an Annual Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,350 (5% x $107,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,700 (5% x $114,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (7% x ($100,000 + $5,000) = $7,350). The Benefit Base will increase to $112,350 ($100,000 + $5,000
          + $7,350) and the Lifetime Income Amount will increase to $5,618 (5% x $112,350).



Ten Year Credit (not available with NY Income Plus For Life 12.08). (We may refer to the Ten Year Credit as a "Target Amount adjustment" in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)



If you take a withdrawal prior to the Target Date, we will reduce the Target Amount on a pro rata basis, and we will not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life 12.08 Rider based on the value of its other features.



At the end of the Ten Year Credit Period, we will calculate and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:



     - the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or



     -    the Target Amount.



The Target Amount is 170% of all "Adjusted Purchase Payments" made in the first Contract Year after you purchase the Rider plus 100% of all subsequent "Adjusted Purchase Payments" you make (subject to our Purchase Payment limits) up to the Target Date.



"Adjusted Purchase Payments" for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We will reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life 12.08 Rider until the applicable Target Date. We will increase the Target Amount to reflect Additional Purchase Payments during that period.



We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.



The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life 12.08 Rider based on the value of its other features.



We will not apply any Annual Credit or Ten Year Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.



STEP-UPS. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see "Rider Fees" earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.



Step-Ups may occur only while the Income Plus For Life 12.08 Rider is in effect. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.



Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base will increase to $125,000 and the Lifetime Income Amount will increase to $6,250 (5% x $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary will equal $8,750 (7% x $125,000).



Withdrawals, Distributions and Settlements



We reduce your Contract Value and your death benefit each time you take a withdrawal (see "Death Benefit During Accumulation Period" in "V. Description of the Contract"). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see "Settlement Phase" in this section, below).



EXCESS WITHDRAWAL. For the Income Plus For Life 12.08 Series Riders, an Excess Withdrawal is:



     - a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or



     - a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.



We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.



Excess Withdrawals, with limited exceptions, lower your Lifetime Income Amount, and may reduce or eliminate future Lifetime Income Amount values. If unfavorable investment performance lowers your Contract Value below your Benefit Base, the reduction to your Lifetime Income Amount could be significantly more than the amount of the Excess Withdrawal.



WITHDRAWALS BEFORE THE LIFETIME INCOME DATE. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider's effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.



In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 x 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 - $5,625, or $84,375.



Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").



WITHDRAWALS AFTER THE LIFETIME INCOME DATE. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we will also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.



EXAMPLE (Income Plus For Life 12.08): Assume that you purchase a Contract with an Income Plus For Life 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, you would reduce your Contract Value by 10% ($10,000/$100,000) and since this is an Excess Withdrawal we would reduce your Benefit Base by the same percentage ($110,000 x .10 = $11,000). The Benefit Base after the Excess Withdrawal would be $99,000 ($110,000 - $11,000) and the Lifetime Income Amount would be $4,950 (.05 x $99,000).



EXAMPLE (Income Plus For Life - Joint Life 12.08): Assume that you purchase a Contract with an Income Plus For Life - Joint Life 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal would be an excess withdrawal and you would reduce your Benefit Base by 4.78% (($10,000-$5,225)/$100,000). The new Benefit Base will be $104,747 ($110,000 -
4.78% x $110,000 = $110,000 - $5,253). The new Lifetime Income Amount is $4,976
(4.75% x $104,747).



EXAMPLE (Income Plus For Life - Joint Life 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life - Joint Life 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal would be an excess withdrawal and you would reduce your Benefit Base by 5.05% (($10,000-$4,950)/$100,000). The new Benefit Base will be $104,445 ($110,000 -
5.05% x $110,000 = $110,000 - $5,555). The new Lifetime Income Amount is $4,700
(4.50% x $104,445).



The Income Plus For Life 12.08 Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" in this section, below). The Income Plus For Life 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. We currently offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for the Rider you purchase.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. The Life Expectancy Distribution Program is available with the Income Plus For Life 12.08 Series Riders (see the "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



We will reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.



SETTLEMENT PHASE. The Settlement Phase under the Rider begins if:



     - the Contract Value reduces to zero at any time during a Contract Year, and



     -    there were no Excess Withdrawals during that Contract Year, and



     -    the Benefit Base is still greater than zero at the time.



There is no Settlement Phase under an Income Plus For Life 12.08 Series Rider if:



     - you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or



     - you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.



YOU WILL LOSE THE ABILITY TO RECEIVE LIFETIME INCOME AMOUNTS IF YOU WITHDRAW MORE THAN THE LIFETIME INCOME AMOUNT DURING A CONTRACT YEAR AND THE CONTRACT VALUE DECLINES TO ZERO.

The settlement amount we pay to you under the Rider varies:



     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.



     - If you purchased the Income Plus For Life 12.08 Rider before the Covered Person (youngest Covered Person for Income Plus For Life - Joint Life 12.08 Rider) attained age 58 1/2 (age 61 for NY Income Plus For Life 12.08 Rider), and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).



     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.



Impact of Death Benefits



If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



                             THEN
IF THE DECEASED OWNER IS:    INCOME PLUS FOR LIFE 12.08:
--------------------------   ---------------------------------------------------------------------------
1. Not the Covered Person    -    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We will automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit
                                  Base prior to our determination. We will also recalculate the Lifetime
                                  Income Amount to equal 5% of the recalculated Benefit Base and will assess the Rider Fee based on the recalculated Benefit Base.

                             -    enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                             -    continues to be eligible for any remaining Credit amounts and
                                  Step-Ups, and a Target Amount adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the
                                  Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life 12.08 fee at that time.

2. The Covered Person        -    ends without any further benefit.



If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



INCOME PLUS FOR LIFE - JOINT LIFE 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life
- Joint Life 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either
(b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).



If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life - Joint Life 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life - Joint Life 12.08 Rider fee (see "Fee for Income Plus For Life 12.08 Series Riders" earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life - Joint Life 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.



WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life - Joint Life 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.



Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life - Joint Life 12.08 Rider's Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Termination of Rider



You may not terminate an Income Plus For Life 12.08 Series Rider once it is in effect. However, an Income Plus For Life 12.08 Series Rider will terminate automatically upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;



     -    the date an Annuity Option begins;



     -    the date the Contract Value and the Benefit Base both equal zero;



     -    (for Income Plus For Life 12.08) the death of the Covered Person;



     - (for Income Plus For Life - Joint Life 12.08) the death of the last Covered Person remaining under the Rider;



     - the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or



     -    termination of the Contract.



FEATURES OF INCOME PLUS FOR LIFE (QUARTERLY STEP-UP REVIEW) SERIES



Income Plus For Life (Quarterly Step-Up Review) Series Definitions The following definitions apply only to the Income Plus For Life
(Quarterly Step-Up Review) Series Riders.



AGE 59 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



     - the Covered Person attains age 59 under an Income Plus For Life (Quarterly Step-Up Review) Rider; or



     - the younger Covered Person attains age 59 under an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider.



ADJUSTED STEP-UP VALUE: We establish tentative Step-Up values on each "Interim Review Date" (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.



INTERIM REVIEW DATE: Each of the quarterly dates on which we compare the Rider's Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts



The Income Plus For Life (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life -Joint Life (Quarterly Step-Up Review)).



Benefit Base



The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allow you to purchase the Rider after the first Contract Year, we may determine the initial Benefit Base based on your Contract Value after the first Contract Year.



We will reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



We will increase the Benefit Base to reflect Step-Ups, Credits and Additional Purchase Payments. Please see "Increases in Guaranteed Amounts" in this section, below, for more information.



Benefit Rate



The Benefit Rate is:



     -    Income Plus For Life (Quarterly Step-Up Review) - 5%



     - Income Plus For Life - Joint Life (Quarterly Step-Up Review) - 4.75% (4.50% in New York)



Lifetime Income Amount



The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:



     - (for Income Plus For Life (Quarterly Step-Up Review)): the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or



     - (for Income Plus For Life - Joint Life (Quarterly Step-Up Review)): either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



We determine the initial Lifetime Income Amount by multiplying:



     - the Benefit Rate for the Rider (5% for Income Plus For Life (Quarterly Step-Up Review), 4.75% for Income Plus For Life - Joint Life (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life
          - Joint Life (Quarterly Step-Up Review) ); by



     -    the Benefit Base for the Rider on the Lifetime Income Date.



The maximum Lifetime Income Amount for an Income Plus For Life (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider is $237,500. We calculate a lower Lifetime Income Amount under the Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.



EXAMPLE (Income Plus For Life (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% x $100,000).



EXAMPLE (Income Plus For Life - Joint Life (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% x $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% x $100,000).



We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



We will increase the Lifetime Income Amount to reflect Step-Ups, Credits and Additional Purchase Payments. Please see "Increases in Guaranteed Amounts" in this section, below, for more information.



Lifetime Income Date



The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchase the Rider if:



     - (for Income Plus For Life (Quarterly Step-Up Review)) you are age 58 1/2 or older at the time (age 61 or older for Riders issued in New
          York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you attain age 58 1/2 (age 61 in New York).

     - (for Income Plus For Life - Joint Life (Quarterly Step-Up Review)) both you and your spouse are age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would attain age 58 1/2 (age 61 in New York). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)



Benefits under the Rider may be affected if you purchase the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see "Withdrawals before the Lifetime Income Date" for more information.



We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see "Increases in Guaranteed Amounts" following this section).



Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.



On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:



     -    the Lifetime Income Date or



     -    the latest of:



          -    the date of a Purchase Payment that we applied to the Benefit
               Base,



          -    the date of a reduction in the Benefit Base, or



          -    the effective date of a Step-Up.



EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).



CREDITS. The Income Plus For Life (Quarterly Step-Up Review) Rider provides the following Credit features:



     -    Annual Credit Rate -



               - For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:



                         - 7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise



                         - 7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Bonus will not decrease after the latest Step-Up and will not increase after the latest reduction.



               - For Contracts issued in New York, the Bonus will be equal to:



                         - 6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise



                         - 6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Bonus will not decrease after the latest Step-Up and will not increase after the latest reduction.



                         - During the Lifetime Income Bonus Period, if you take no withdrawals in a Contract Year that begins on or after you attain age 61, the Bonus rate on the following Contract Anniversary will be 7%.



     - Credit Period (for Annual Credits) - The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



     - Ten Year Credit Rate - See "Ten Year Credit" below for a description of the rate we use to calculate a Ten Year Credit.



     - Ten Year Credit Period - The Credit Period for the Ten Year Credit ends on a "Target Date" that coincides with the later of:



               - the 10th Contract Anniversary after the effective date of the Income Plus For Life (Quarterly Step-Up Review) Rider; or



               - the Contract Anniversary on or next following the date the Covered Person attains age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a "Bonus" and we may refer to Annual Credits as "Deferral Credits" in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.



Each time you qualify, we will increase the Benefit Base by an Annual Credit equal to:



     - the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise



     - the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that an Annual Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,350 (5% x $107,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,700 (5% x $114,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (7% x ($100,000 + $5,000) = $7,350). The Benefit Base will increase to $112,350 ($100,000 + $5,000
          + $7,350) and the Lifetime Income Amount will increase to $5,618 (5% x $112,350).



We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.



We will not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.



Ten Year Credit. (not available with NY Income Plus For Life - Joint Life (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a "Target Amount adjustment" in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:



     - the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or



     -    the "Target Amount"(see below).



THE "TEN YEAR CREDIT PERIOD" WILL EXCEED TEN CONTRACT YEARS IF YOU PURCHASED THIS RIDER BEFORE A COVERED PERSON ATTAINED AGE 59.



The Target Amount is the greater of:



     - 200% of all "Adjusted Purchase Payments" (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or



     -    the highest Target Value.



In no event, however, will we set a Target Amount in excess of $5 million.



Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.



We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.



We will reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We will increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we will also increase the Target Amount to reflect favorable investment performance.



EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:



     -    (200% x $100,000) + (100% x $25,000) = $225,000; or



     -    200% x $140,000 = $280,000.



The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity before the Target Date, you should only purchase based on the value of the other features provided under this Rider.



STEP-UPS. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.



On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:



     -    the Contract Value on that date; and



     - the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.



If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:



     -    the Contract Value on the Contract Anniversary; or



     - the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base will increase to $125,000 and the Lifetime Income Amount will increase to $6,250 (5% x $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary will equal $8,750 (7% x $125,000).



In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income
Date), we will also increase the Lifetime Income Amount. The new Lifetime Income Amount will equal the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.



Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life (Quarterly Step-Up Review) Series Riders, we compare the Rider's Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an "Interim Review Date."



If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments ("Adjusted Step-Up Value"), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.



EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life (Quarterly Step-Up Review) Rider, we would increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We would also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value would be $105,000 at the end of Contract Year 2.



Under these assumptions for an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider, we would increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, would also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we would increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value would be $105,000 at the end of Contract Year 2.



Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider Fee. The new Rider Fee will be based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Rider Fees" earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.



Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.



Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.



Withdrawals, Distributions and Settlements



We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.



EXCESS WITHDRAWAL. For the Income Plus For Life (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:



     - a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or



     - a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.



We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.



EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL.



WITHDRAWALS BEFORE THE LIFETIME INCOME DATE. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider's effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.



In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 x 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 - $5,625, or $84,375.



Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").



WITHDRAWALS AFTER THE LIFETIME INCOME DATE. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.



After we reduce the Benefit Base, we will reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.



EXAMPLE (Income Plus For Life (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, you would reduce your Contract Value by 10% ($10,000/$100,000) and since this is an Excess Withdrawal we would reduce your Benefit Base by the same percentage ($110,000 x .10 = $11,000). The Benefit Base after the Excess Withdrawal would be $99,000 ($110,000 - $11,000) and the Lifetime Income Amount would be $4,950 (.05 x $99,000).



EXAMPLE (Income Plus For Life - Joint Life (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount would be $5,225. If you withdraw $10,000, the withdrawal would be an Excess Withdrawal and you would reduce your Benefit Base by 4.78% (($10,000-$5,225)/$100,000). The new Benefit Base will be $104,747 ($110,000 -
4.78% x $110,000 = $110,000 - $5,253). The new Lifetime Income Amount is $4,976
(4.75% x $104,747).



For New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal would be an Excess Withdrawal and you would reduce your Benefit Base by 5.05% (($10,000-$4,950)/$100,000). The new Benefit Base will be $104,445 ($110,000 -
5.05% x $110,000 = $110,000 - $5,555). The new Lifetime Income Amount is $4,700
(4.50% x $104,445).



The Income Plus For Life (Quarterly Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" in this section, below). The Income Plus For Life (Quarterly Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. We currently offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for the Rider you purchase.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. The Life Expectancy Distribution Program is available with the Income Plus For Life (Quarterly Step-Up Review) Series Riders (see the "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



We will reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.



SETTLEMENT PHASE. The Settlement Phase under the Rider begins if:



     - the Contract Value reduces to zero at any time during a Contract Year, and



     -    there were no Excess Withdrawals during that Contract Year, and



     -    the Benefit Base is still greater than zero at the time.



YOU WILL LOSE THE ABILITY TO RECEIVE LIFETIME INCOME AMOUNTS IF YOU WITHDRAW MORE THAN THE LIFETIME INCOME AMOUNT DURING A CONTRACT YEAR AND THE CONTRACT VALUE DECLINES TO ZERO.

The settlement amount we pay to you under the Rider varies:



     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.



     - If you purchased the Income Plus For Life (Quarterly Step-Up Review) Rider before the Covered Person (youngest Covered Person for Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider) attained age 58 1/2 (age 61 for NY Income Plus For Life (Quarterly Step-Up Review) Series Riders) and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).



     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.



Impact of Death Benefits



INCOME PLUS FOR LIFE (QUARTERLY STEP-UP REVIEW). If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE DECEASED OWNER         THEN
IS:                           INCOME PLUS FOR LIFE (QUARTERLY STEP-UP REVIEW):
---------------------         ------------------------------------------------
1. Not the Covered Person     -    may continue if the Beneficiary elects to
                                   continue the Contract within the time we
                                   permit under our administrative rules. We
                                   will automatically increase the Benefit Base
                                   to equal the initial death benefit we
                                   determine, if the death benefit is greater
                                   than the Benefit Base prior to our
                                   determination. We will also recalculate the
                                   Lifetime Income Amount to equal 5% of the
                                   recalculated Benefit Base and will assess the
                                   Rider Fee based on the recalculated Benefit
                                   Base.

                              - enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income
                                   Amount for the year of withdrawal is still greater than zero.

                              -    continues to be eligible for any remaining
                                   Credit amounts and Step-Ups, and a Target
                                   Amount adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life
                                   (Quarterly Step-Up Review) fee at that time.

2. The Covered Person         -    ends without any further benefit.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



INCOME PLUS FOR LIFE - JOINT LIFE (QUARTERLY STEP-UP REVIEW). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).



If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life - Joint Life (Quarterly Step-Up Review)

Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider fee (see "Fee for Income Plus For Life (Quarterly Step-Up Review) Series Riders" earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.



WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.



Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life - Joint Life (Quarterly Step-Up Review) Rider's Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Termination of Rider



You may not terminate an Income Plus For Life (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life (Quarterly Step-Up Review) Series Rider will terminate automatically upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;



     -    the date an Annuity Option begins;



     -    the date the Contract Value and the Benefit Base both equal zero;



     - (for Income Plus For Life (Quarterly Step-Up Review)) the death of the Covered Person;



     - (for Income Plus For Life - Joint Life (Quarterly Step-Up Review)) the death of the last Covered Person remaining under the Rider;



     - the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or



     -    termination of the Contract.



FEATURES OF INCOME PLUS FOR LIFE (ANNUAL STEP-UP REVIEW) SERIES RIDERS



Income Plus For Life (Annual Step-Up Review) has previously been referred to as "Income Plus For Life."



Form of Guaranteed Amounts



Income Plus For Life (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life - Joint Life (Annual Step-Up Review)).



Benefit Base



The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). We may adjust the Benefit Base to reflect withdrawals, Step-Ups, Credits and Additional Purchase Payments as provided in the Rider.

Benefit Rate



The Benefit Rate is:



     -    Income Plus For Life (Annual Step-Up Review) - 5%



     -    Income Plus For Life - Joint Life (Annual Step-Up Review) - 4.75%



Lifetime Income Amount



The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:



     - (for Income Plus For Life (Annual Step-Up Review)) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



     - (for Income Plus For Life - Joint Life (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



We determine the initial Lifetime Income Amount by multiplying:



     - the Benefit Rate for the Rider (5% for Income Plus For Life (Annual Step-Up Review), 4.75% for Income Plus For Life - Joint Life (Annual Step-Up Review); by



     -    the Benefit Base for the Rider on the Lifetime Income Date.



EXAMPLE (Income Plus For Life (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% x $100,000).



EXAMPLE (Income Plus For Life - Joint Life (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% x $100,000).



We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Step-Ups, Credits, a Target Amount adjustment and Additional Purchase Payments as provided in the Rider.



Lifetime Income Date



The Lifetime Income Date is the date you purchased the Rider if:



     - (for Income Plus For Life (Annual Step-Up Review)) you were age 59 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you attain age
          59 1/2 (age 61 in New York).



     - (for Income Plus For Life - Joint Life (Annual Step-Up Review)) both you and your spouse were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)



Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see "Withdrawals before the Lifetime Income Date" below for more information.



We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see "Increases in Guaranteed Amounts" following this section).



Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.



On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:



     -    the Lifetime Income Date or



     -    the latest of:



          -    the date of a Purchase Payment that we applied to the Benefit
               Base,



          -    the date of a reduction in the Benefit Base, or



          -    the effective date of a Step-Up.

CREDITS. The Income Plus For Life (Annual Step-Up Review) Rider provides the following Credit features:



     -    Annual Credit Rate:



          - 7% for Riders purchased on or after January 17, 2008 and outside of New York;



          -    6% for Riders purchased before January 17, 2008 or in New York.



     - Credit Period (for Annual Credits) - The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



     - Ten Year Credit Rate - See "Ten Year Credit" below for a description of the rate we use to calculate a Ten Year Credit.



     - Ten Year Credit Period - The Credit Period for the Ten Year Credit ends on a "Target Date" that coincides with the later of:



          - the 10th Contract Anniversary after the effective date of the Income Plus For Life (Annual Step-Up Review) Rider, or



          - the Contract Anniversary on or next following the date the Covered Person attains age 69.



Annual Credits. (We refer to an Annual Credit in your Rider as a "Bonus" and we may refer to Annual Credits as "Deferral Credits" in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.



EXAMPLE (Income Plus For Life (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,350 (5% x $107,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% x $100,000). The Lifetime Income Amount will increase to $5,700 (5% x $114,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (7% x ($100,000 + $5,000) = $7,350). The Benefit Base will increase to $112,350 ($100,000 + $5,000
          + $7,350) and the Lifetime Income Amount will increase to $5,618 (5% x $112,350).



EXAMPLE (Income Plus For Life - Joint Life (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life - Joint life (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% x $100,000). The Lifetime Income Amount will increase to $5,035 (4.75% x $106,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% x $100,000). The Lifetime Income Amount will increase to $5,320 (4.75% x $112,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (6% x ($100,000 + $5,000) = $6,300). The Benefit Base will increase to $111,300 ($100,000 + $5,000
          + $6,300) and the Lifetime Income Amount will increase to $5,287 (4.75% x $111,300).



Ten Year Credit. (We may refer to the Ten Year Credit as a "Target Amount adjustment" in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we will make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:



     - the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or



     -    the Target Amount (see below).

The "Ten Year Credit Period" will exceed ten Contract Years if you purchased this Rider before a Covered Person attained age 59.



The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.



We will reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We will increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we will also increase the Target Amount to reflect favorable investment performance.



The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal. If you plan to purchase this Rider and take a withdrawal prior to the Target Date, then the Ten Year Credit will not be of value to you. In that case, you should only purchase the Rider based on the value of the other features it provides.



STEP-UPS. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees" earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider Fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fee for Income Plus For Life (Annual Step-Up Review) Series Riders" earlier in this Appendix. If you decline the Step-Up, the fee rate will not be increased.



Step-Ups may occur only while the Income Plus For Life (Annual Step-Up Review) Rider is in effect. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.



Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base will increase to $125,000 and the Lifetime Income Amount will increase to $6,250 (5% x $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary will equal $8,750 (7% x $125,000).



In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income
Date), we will also increase the Lifetime Income Amount. The new Lifetime Income Amount will equal the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.



Withdrawals, Distributions and Settlements



We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.



EXCESS WITHDRAWAL. For the Income Plus For Life (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:



     - any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see "Benefit Rate" above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or

     - a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.



EXAMPLE (Income Plus For Life (Annual Step-Up Review)): Assume that you purchase a Contract with a Income Plus For Life (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal would be an excess withdrawal and you would reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 - $10,000) or the Benefit Base after the withdrawal ($110,000 - $10,000). The new Lifetime Income Amount is $4,000 - 5% of the new Benefit Base after the withdrawal ($80,000).



EXAMPLE (Income Plus For Life - Joint Life (Annual Step-Up Review)): Assume that you purchase a Contract with a Income Plus For Life - Joint Life (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount would be $5,225. If you withdraw $10,000, the withdrawal would be an excess withdrawal and you would reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 - $10,000) or the Benefit Base after the withdrawal ($110,000 - $10,000). The new Lifetime Income Amount is $3,800 - 4.75% of the new Benefit Base after the withdrawal ($80,000).



We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.



WITHDRAWALS BEFORE THE LIFETIME INCOME DATE. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:



     -    the Contract Value immediately after the withdrawal; or



     -    the Benefit Base minus the Withdrawal Amount.



If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider. (See "Settlement Phase" in this section, below.)



WITHDRAWALS AFTER THE LIFETIME INCOME DATE. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.



Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will reset the Benefit Base to equal the lesser of:



     - the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or



     -    the Contract Value immediately after the Excess Withdrawal.



After we reset the Benefit Base, we will reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also will reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.



The Income Plus For Life (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" in this section, below). The Income Plus For Life (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.



EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus For Life (Annual Step-Up Review), we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:



     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - you purchased the Income Plus For Life (Annual Step-Up Review) Rider before the Covered Person attained age 59 1/2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.



If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:



     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:



          -    the Withdrawal Amount ; divided by



          -    the Contract Value before the withdrawal.



We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. We currently offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for the Rider you purchase.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. The Life Expectancy Distribution Program is available with the Income Plus For Life (Annual Step-Up Review) Series Riders (see the "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



We will reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.



SETTLEMENT PHASE. The Settlement Phase under the Rider begins if:



     -    the Contract Value reduces to zero at any time during a Contract Year,



     -    there were no Excess Withdrawals during that Contract Year, and



     -    the Benefit Base is still greater than zero at the time.



YOU WILL LOSE THE ABILITY TO RECEIVE LIFETIME INCOME AMOUNTS IF YOU WITHDRAW MORE THAN THE LIFETIME INCOME AMOUNT DURING A CONTRACT YEAR AND THE CONTRACT VALUE DECLINES TO ZERO.



The settlement payment we pay to you under the Rider varies:



     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.



     - If you purchased the Income Plus For Life (Annual Step-Up Review) Rider before the Covered Person (youngest Covered Person for Income Plus For Life - Joint Life (Annual Step-Up Review) Rider) attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount.



     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits



INCOME PLUS FOR LIFE (ANNUAL STEP-UP REVIEW). If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE DECEASED              THEN
OWNER IS:                    INCOME PLUS FOR LIFE (ANNUAL STEP-UP REVIEW):
--------------------------   -----------------------------------------------------------------------
1.  Not the Covered Person   -    may continue if the Beneficiary elects to continue the Contract
    and the Beneficiary is        within the time we permit under our administrative rules. We will
    the deceased Owner's          automatically increase the Benefit Base to equal the initial death
    spouse                        benefit we determine, if the death benefit is greater than the
                                  Benefit Base prior to our determination. We will also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit
                                  Base and will assess the Rider Fee based on the recalculated
                                  Benefit Base.

                             -    enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime
                                  Income Amount for the year of withdrawal is still greater than zero.

                             -    continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life (Annual Step-Up
                                  Review) fee at that time.

2.  Not the Covered Person   -    may continue in the same manner as 1.
    and the Beneficiary is
    not the deceased         -    enters its Settlement Phase if a subsequent withdrawal would
    Owner's spouse                deplete the Contract Value to zero, and the remaining Lifetime
                                  Income Amount for the year of withdrawal is still greater than zero.

                             -    does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus
                                  For Life (Annual Step-Up Review) fee at that time.

3.  The Covered Person and   -    ends without any further benefit.
    the Beneficiary is the
    deceased Owner's spouse

4.  The Covered Person and   -    ends without any further benefit.
    the Beneficiary is not
    the deceased Owner's
    spouse



If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



INCOME PLUS FOR LIFE - JOINT LIFE (ANNUAL STEP-UP REVIEW). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life - Joint Life (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).



If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life - Joint Life (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life
- Joint Life (Annual Step-Up Review) Rider fee (See "Fee for

Income Plus For Life (Annual Step-Up Review) Series Riders" earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life - Joint Life (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.



WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life - Joint Life (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.



Termination of Rider



You may not terminate the Income Plus For Life (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life (Annual Step-Up Review) Rider will terminate automatically upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;



     -    the date an Annuity Option begins;



     -    the date the Contract Value and the Benefit Base both equal zero;



     -    the death of the Covered Person; or



     -    termination of the Contract.



FEATURES OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE SERIES



Forms of Guaranteed Amounts



Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.



In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime duration of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.



Benefit Base



The Riders refer to the Benefit Base as the "Guaranteed Withdrawal Balance."



The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.



The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate



The Benefit Rate is:



     -    Principal Plus - 5.00%



     -    Principal Plus for Life - 5.00%



     -    Principal Plus for Life Plus Automatic Annual Step-Up - 5.00%



     -    Principal Plus for Life Plus Spousal Protection - 5.00%



Guaranteed Withdrawal Amount



The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Lifetime Income Amount



(Not applicable to Principal Plus)



The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:



     - (for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, or



     - (for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



We determine the initial Lifetime Income Amount by multiplying:



     -    the Benefit Rate for the Rider (5%); by



     -    the Benefit Base for the Rider on the Lifetime Income Date.



EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% x $100,000).



The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see "Increases in Guaranteed Amounts" in this section, below, for more information.



We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



Lifetime Income Date



(Not applicable to Principal Plus)



The Lifetime Income Date is the date you purchased the Rider if:



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 58 1/2.



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.



     - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 65.



     - (for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)



Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see "Withdrawals before the Lifetime Income Date" below for more information.



We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see "Increases in Guaranteed Amounts" following this section).

Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS - PRINCIPAL PLUS RIDER. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:



     - 5% of the Benefit Base immediately after the Additional Purchase Payment; or



     - the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.



We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.



ADDITIONAL PURCHASE PAYMENTS - PRINCIPAL PLUS FOR LIFE SERIES RIDERS. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.



In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:



     - in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:



          - 5% of the Benefit Base immediately after the Additional Purchase Payment; or



          - the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.



     -    in the case of the Lifetime Income Amount, to equal the lesser of:



          - 5% of the Benefit Base immediately after the Additional Purchase Payment; or



          - the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.



CREDITS. The Riders provide the following Credit features:



     -    Credit Rate - 5%.



     -    initial Credit Period



          -    (for Principal Plus) - the first 5 Contract Years.



          -    (for Principal Plus for Life Series Riders issued prior to May 1,
               2007) - the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to, but not including, the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) attains age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period will be based on the age of that Covered Person as of the initial Contract Date. The Credit Period will not change upon the death of either Covered Person



          - (for Principal Plus for Life Series Riders issued on and after May 1, 2007) - the first 10 Contract Years.



     - extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) - Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.



ANNUAL CREDITS. (We refer to an Annual Credit in your Rider as a "Bonus" and we may refer to Annual Credits as "Deferral Credits" in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.



Each time you qualify for a Credit, we increase the Benefit Base:



     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see "Withdrawals, Distributions and Settlements"); otherwise



     - by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.



Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% x $100,000).
          The Lifetime Income Amount will increase to $5,250 (5% x $105,000).



     - At the end of the second Contract Year, we will apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% x $100,000). The Lifetime Income Amount will increase to $5,500 (5% x $110,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (5% x ($100,000 + $5,000) = $5,250). The Benefit Base will increase to $110,250 ($100,000 + $5,000
          + $5,250) and the Lifetime Income Amount will increase to $5,513 (5 x $110,250).



STEP-UPS. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider Fee (see "Rider Fees"). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:



     -    (for Principal Plus and Principal Plus for Life) 0.75%, and



     - (for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.



If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Rider Fees" above). If you decline the Step-Up, the fee rate will not be increased.



STEP-UP DATES. We schedule Step-Up Dates:



     - (for Principal Plus) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.



     - (for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary



     - (for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) - the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.



     - (for Riders issued in Oregon) - we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.



     - (for Principal Plus for Life Riders with endorsement) - we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.



Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person attains the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.



EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base will increase to $125,000 and the Lifetime Income Amount will increase to $6,250 (5% x $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary will equal $6,250 (5% x $125,000).



ELECTION OF STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to a Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.



If you decline a scheduled Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE SERIES RIDERS. We will automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.



RECALCULATION OF GUARANTEED AMOUNTS. Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.



IMPACT OF STEP-UPS ON RIDER FEES. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider Fee. The new Rider Fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Rider Fees"). If you decline the Step-Up, the fee rate will not be increased.



Withdrawals, Distributions and Settlements



EXCESS WITHDRAWAL. An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount.



We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.



IMPACT OF WITHDRAWALS. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:



     -    the Contract Value immediately after the withdrawal; or



     - the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:



     -    the Guaranteed Withdrawal Amount prior to the withdrawal; or



     -    5% of the greater of: (a)the Contract Value after the withdrawal or
          (b) the new Benefit Base value.



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



WITHDRAWALS BEFORE THE LIFETIME INCOME DATE (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.



WITHDRAWALS ON AND AFTER THE LIFETIME INCOME DATE (not applicable to Principal
Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of:



     -    the Lifetime Income Amount prior to the withdrawal; or



     - 5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.



Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders ) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. We currently offer our Income Made Easy Program for Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for the Rider you purchase.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. The Life Expectancy Distribution Program is available with the Principal Plus and Principal Plus for Life Series Riders (see the "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



For Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:



     - the Contract Value as of the applicable date divided by the Owner's life expectancy; or



     - the Benefit Base as of the applicable date divided by the Owner's life expectancy.



For purposes of these Life Expectancy Amount calculations, the Owner's life expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.



In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.



We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.



SETTLEMENT PHASE. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.



The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.



Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" above). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Prospectus described in "Accumulation Period Provisions."



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Impact of Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.



Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:



     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.



     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



     - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE BENEFICIARY IS:       THEN PRINCIPAL PLUS:
--------------------------   -----------------------------------------------------------------------
1.  The deceased Owner's     -    Continues if the Benefit Base is greater than zero.
    spouse
                             -    Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

                             -    Enters the Settlement Phase if a withdrawal would deplete the
                                  Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals.
                                  Some methods of death benefit distribution may result in
                                  distribution amounts in excess of both the Guaranteed Withdrawal
                                  Amount and the Life Expectancy Distributions. In such cases, the
                                  Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this
                                  Rider).

                             -    Continues to impose the Principal Plus fee.

                             -    Continues to be eligible for any remaining Credits and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest
                                  Step-Up Date will be no later than the 30th Contract Anniversary.

2.  Not the deceased         -    Continues in the same manner as above, except that Principal Plus
    Owner's spouse                does not continue to be eligible for any remaining Credits and
                                  Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



                             THEN
IF THE DECEASED              PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC
OWNER IS:                    ANNUAL STEP-UP:
--------------------------   -----------------------------------------------------------------------
1.  The Covered Person and   -    Does not continue with respect to the Lifetime Income Amount, but
    the Beneficiary is the        continues with respect to the Guaranteed Withdrawal Amount if the
    deceased Owner's              death benefit or the Benefit Base is greater than zero. We will
    spouse                        automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

                             -    Enters the Settlement Phase if a withdrawal would deplete the
                                  Contract Value to zero, and the Benefit Base is still greater than zero.

                             -    Continues to impose the Principal Plus for Life fee.

                             -    Continues to be eligible for any remaining Credits and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2.  The Covered Person and   -    Continues in the same manner as 1, except that Principal Plus for
    the Beneficiary is not        Life does not continue to be eligible for any remaining Credits
    the deceased Owner's          and Step-Ups, other than the initial Step-Up of the Benefit Base
    spouse                        to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3.  Not the Covered Person   -    Continues in the same manner as 1, except that the Rider continues
    and the Beneficiary is        with respect to the Lifetime Income Amount for the Beneficiary. If
    the deceased Owner's          the Lifetime Income Amount has not been determined prior to the
    spouse                        payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

                             THEN
IF THE DECEASED              PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC
OWNER IS:                    ANNUAL STEP-UP:
--------------------------   -----------------------------------------------------------------------
4.  Not the Covered Person   -    Continues in the same manner as 1, except that the Rider continues
    and the Beneficiary is        with respect to the Lifetime Income Amount for the Beneficiary. If
    not the deceased              the Lifetime Income Amount has not been determined prior to the
    Owner's spouse                payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

                             -    In this case, does not continue to be eligible for any remaining
                                  Bonuses and Step-Ups, other than the initial Step-Up of the
                                  Benefit Base to equal the death benefit, if greater than the
                                  Benefit Base prior to the death benefit. We will permit the
                                  Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we will determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see "Rider Fees" above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (or is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.



If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:



     - no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;



     - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or



     - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).



We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Rider will continue if the death benefit or the Benefit Base is greater than zero at the time. We will step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Credits or Step-Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee will continue (see "Rider Fees" above). We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider will enter its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.



If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we no make no additional payments to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider" above.



Termination of Rider



You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



     -    under Principal Plus, the date the Benefit Base depletes to zero; or



     - under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or



     -    under Principal Plus, the Maturity Date under the Contract; or



     - under Principal Plus for Life Series Riders, the date an Annuity Option begins; or



     - the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or



     -    termination of the Contract.



FEATURES OF PRINCIPAL RETURNS



Form of Guarantee



The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).



In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.



The Rider does not provide a lifetime income guarantee.



Benefit Base



The Rider refers to the Benefit Base as the "Guaranteed Withdrawal Balance." The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may determine the Benefit Base by using your Contract Value after the first Contract Year.



The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We will reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



Benefit Rate



The Benefit Rate is 8%.



Guaranteed Withdrawal Amount



The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.



Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you will no longer be eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.



Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS. We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept, (subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:



     -    8% of the Benefit Base immediately after the Purchase Payment; or



     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.



We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider's Accumulation Benefit (see following section).



ACCUMULATION BENEFIT (not available for Riders issued in the state of Washington).



As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we will calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value will equal the greater of:



     -    the amount of your initial Purchase Payments, up to $5 million; or



     - your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.



Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period will reflect these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.



If you qualify, we will determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We will apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.



You will not be eligible for an Accumulation Benefit if you take a partial withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.



STEP-UPS. We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12 th, etc.) up to and including the Age 95 Contract Anniversary.



On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we will automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.



Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider Fee. The new Rider Fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see
"Rider Fees"). If you decline the Step-Up, the fee rate will not be increased



Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.



Withdrawals, Distributions and Settlements



EXCESS WITHDRAWAL. An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.



We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.



IMPACT OF WITHDRAWALS. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:



     -    the Contract Value immediately after the withdrawal; or



     - the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:



     -    the Guaranteed Withdrawal Amount prior to the withdrawal; or



     -    8% of the greater of: (a) the Contract Value after the withdrawal; or
          (b) the new Benefit Base value.



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. We currently offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see "Pre-Authorized Withdrawals - The Income Made Easy Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" under "General Information about Guaranteed Minimum Withdrawal Benefit Riders").



Each withdrawal under our automatic Life Expectancy Distribution program will reduce your Contract Value and Benefit Base. We will not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.



If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you will no longer qualify for the Rider's Accumulation Benefit at your 10th Contract Anniversary.



SETTLEMENT PHASE. The Settlement Phase under the Rider begins if:



     - the Contract Value reduces to zero at any time during a Contract Year, and



     -    there were no Excess Withdrawals during that Contract Year, and



     -    the Benefit Base is still greater than zero at the time.



Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see "Life

Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in "Accumulation Period Provisions - Death Benefit During Accumulation Period" section of the Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in "Impact of Death Benefits" below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract, described in the "Accumulation Period Provisions - Death Benefit During Accumulation Period" provision of the Prospectus.



IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.



Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:



     -    Continues if the Benefit Base is greater than zero.



     - Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.



     - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).



     -    Continues to impose the Rider fee.



     - Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.



     - Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have attained age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



Termination of Rider



You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



     -    the date the Benefit Base and the Contract Value both deplete to zero;
          or



     -    the date an Annuity Option under the Contract begins; or



     - the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or



     -    termination of the Contract.

  Appendix E: Additional Availability of Guaranteed Minimum Withdrawal Benefit
                                     Riders



This section describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit ("GMWB") Rider to your Contract for one of the following optional GMWB Riders after you purchase a Contract:



          -    Income Plus For Life 5.09; or



          -    Income Plus For Life - Joint Life 5.09.



Any exchange of Riders is subject to the availability of the new Rider and/or this exchange program in your state.



FOR MORE INFORMATION REGARDING THE FEES AND FEATURES OF THESE RIDERS AND THE OTHER TOPICS, PLEASE SEE "FEATURES OF INCOME PLUS FOR LIFE 5.09 SERIES RIDERS" IN THIS APPENDIX, BELOW.



DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



Yes, we impose several conditions:



     - Exchange of existing GMWB Rider - Only one GMWB Rider may be in effect at any time. If you elect to exchange an existing GMWB Rider for a new GMWB Rider for use with a previously issued Contract, we will terminate the existing GMWB Rider upon the effective date of the new GMWB Rider. Unless we agree otherwise, an exchange to a new GMWB Rider is not available for Contracts with Triple Protection Death Benefit, Accelerated Beneficiary Protection Death Benefit, or the following optional guaranteed minimum income benefit Riders:



          John Hancock USA



          -    Guaranteed Retirement Income Program I



          -    Guaranteed Retirement Income Program II



          -    Guaranteed Retirement Income Program III



          -    Guaranteed Retirement Income Benefit II



          -    Guaranteed Retirement Income Benefit III



          John Hancock New York



          -    Guaranteed Retirement Income Program I



          -    Guaranteed Retirement Income Program II



          -    Guaranteed Retirement Income Benefit II



You may lose guaranteed lifetime income benefits, "accumulation benefits," Credits, Target Amount adjustments and Step-Ups under your existing GMWB Rider if you purchase a new GMWB Rider.



     - No withdrawal charges in excess of $1000 or 1% of total Purchase Payments - You may not purchase a new GMWB Rider if the withdrawal charges under your Contract are greater than $1000 or 1% of the total Purchase Payments you have made under a Contract. You may need to wait until the withdrawal charges applicable to your Contract, if any, decline to $1000 or 1% of total Purchase Payments, or less during the withdrawal charge period specified in your Contract. (We restart any withdrawal charge period specified in your Contract each time you make an Additional Purchase Payment.) Your purchase of a new GMWB Rider will not impact the withdrawal charges, if any, that we may impose under your Contract.



You should review the Prospectus and the Contract you purchased to determine the amount and duration of any remaining withdrawal charges under your Contract.



     - Investment Option Restrictions - You must invest 100% of your Contract Value at all times after you purchase a new GMWB Rider in one or more of the Investment Options we make available for that Rider. Your existing GMWB Rider may permit you to invest in Investment Options that are not available under a new GMWB Rider. If you choose to purchase a new GMWB Rider, none of your Contract Value may remain in any previously "restricted" Investment Option. You must transfer your Contract Value out of any Investment Option that is not available under a new GMWB Rider before you can purchase the new Rider.



For more information regarding the currently available Investment Options for GMWB Riders, please see "Features of Income Plus For Life 5.09 Series Riders" in this Appendix, below. You should consult with your registered representative to assist you in determining which available individual Investment Option(s) or Model Allocation under a new GMWB Rider is best suited for your financial needs and risk tolerance.

     - Age Restrictions - Once you turn 81, you will not be eligible to purchase a new GMWB Rider. You and your spouse must both be less than age 81 to purchase a new Income Plus For Life - Joint Life 5.09 Rider.



     - Settlement Phase Restriction - Your Contract must not be in the Settlement Phase under an existing GMWB Rider for you to elect to purchase a new GMWB Rider. The Settlement Phase occurs only when your Contract Value declines to zero and your existing GMWB Rider still has guaranteed benefits.



     - Different Rider - You cannot exchange your existing GMWB Rider for the same type of GMWB Rider (i.e., Income Plus For Life 5.09 for Income Plus For Life 5.09 or Income Plus For Life - Joint Life 5.09 for Income Plus For Life - Joint Life 5.09) unless we agree otherwise.



     - State of Issue Restriction - You may purchase a GMWB Rider only if it is then available in the state where we issued your Contract. You can find out if an optional GMWB Rider is available in the state where we issued your Contract by contacting our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078



     - IRA Beneficiary Restriction - You may not purchase a GMWB Rider in connection with a new or existing Beneficiary IRA (see "Availability of Guaranteed Minimum Withdrawal Benefit Riders" in "Features of Income Plus For Life 5.09 Series Riders" in this Appendix, below).



     - Availability of offer - We reserve the right to suspend, modify, or terminate our offer of any GMWB Rider at any time. We also reserve the right to refuse to issue any new GMWB Rider at our sole discretion.



Before you purchase a new GMWB Rider:



     - compare the fees, benefits and restrictions of any existing GMWB Rider to your Contract with the fees, benefits and restrictions of the new Rider; and



     - consult with your registered representative to determine if the new Rider is appropriate for your needs and financial circumstances.



WHEN CAN I ELECT TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



We provide a thirty-day Election Period following each Contract Anniversary (assuming any withdrawal charges are $1000 or 1% of total Purchase Payments, or less, at that time) for you to elect a new GMWB Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new GMWB Rider.



We also provide a thirty-day Election Period in certain circumstances for a Beneficiary to elect to purchase a GMWB Rider following the death of an Owner. In addition to the conditions discussed above, a Beneficiary must be age 75 or younger and may not exchange to a new joint life Rider.



Under our current administrative procedures, you cannot exchange an existing GMWB Rider for a new Rider during the first Contract Year. We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.



ARE FIXED INVESTMENT OPTIONS AVAILABLE?



Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under a DCA program (see "V. Description of the Contract - Special Transfer Services - Dollar Cost Averaging" for details).



HOW DOES MY PURCHASE OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AFFECT RIDER FEES?



We charge you the annual Rider fee under your existing GMWB Rider for coverage during the immediately preceding Contract Year. The date we assess this fee (i.e., a Contract Anniversary) may coincide with the date on which you qualify to purchase a new GMWB Rider (i.e., the start of an Election Period). If you purchase a new GMWB Rider, we will charge you the annual fee for the new Rider on the next succeeding Contract Anniversary and on each Contract Anniversary after that while the new Rider is in force (we may impose the new Rider fee earlier if you surrender your Contract).

The amount of the Rider fee we impose may change, depending on the Rider you elect to purchase:



FEES DEDUCTED FROM CONTRACT VALUE(1)   INCOME PLUS FOR LIFE 5.09   INCOME PLUS FOR LIFE - JOINT LIFE 5.09
------------------------------------   -------------------------   --------------------------------------
           Maximum Fee(2)                        1.20%                             1.20%
             Current Fee                         0.90%                             0.90%



(1)  Fees are shown as a percentage of the Adjusted Benefit Base.



(2) We reserve the right to increase the current fee shown to the maximum fee in the event of a Step-Up of the Benefit Base to equal the Contract Value.



WILL I BE ABLE TO WITHDRAW THE SAME AMOUNT UNDER A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AS I CAN UNDER MY EXISTING GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



Your ability to withdraw your Contract Value at any time does not change. We will decrease amounts guaranteed under each of our GMWB Riders, however, if your withdrawals exceed the annual amount permitted under that Rider. Since the amount "permitted" to be withdrawn each year differs, depending on the Rider you elect to purchase, the amount you can withdraw without reduction may be more or less than the amount you can withdraw without a reduction under your existing GMWB Rider.



The amount "permitted" to be withdrawn each year is, in most cases, the annual guaranteed amount under the new Rider. We calculate the initial annual guaranteed amount based on your Contract Value at the beginning of the Election Period ($5 million maximum). The initial annual guarantee amount may be more or less than the guarantee under your existing GMWB Rider. The amount will vary, depending on the new Rider you elect to purchase, as shown in the following table: Please see "Features of Income Plus For Life 5.09 Series Riders" in this Appendix, below, for additional information about reductions and the annual "permitted" amounts under a new GMWB Rider.



We will decrease amounts guaranteed under a GMWB Rider if you take annual withdrawals that exceed the annual amount permitted under that Rider. The annual permitted amount under a new Rider may be more or less than that permitted under your existing GMWB Rider.



WHAT OTHER BENEFITS DO YOU CALCULATE WHEN I PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



If you purchase a GMWB Rider for an existing Contract, we will calculate other benefits under the new Rider measured from the start of the Election Period. These benefits differ by Rider, and may be more or less than other benefits under your existing GMWB Rider. For Credit information, see the "Credit" section below in "Features of Income Plus For Life 5.09 Series Riders."



Impact of Purchase Payments



Since the initial guarantees and other benefits under a new GMWB Rider reflect your Contract Value at the time of purchase, the amount we guarantee under a new Rider may be more or less than the amount of any Purchase Payments made before you purchased the new Rider. Please see "Features of Income Plus For Life 5.09 Series Riders" in this Appendix, below, for additional information about Step-Ups and the impact of Additional Purchase Payments you make after you elect to purchase a new Rider.



WHAT IS THE IMPACT OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ON THE DEATH BENEFIT UNDER MY CONTRACT?



Effect of withdrawals



We reduce the death benefit payable under your Contract each time you make a withdrawal. If you purchase an Income Plus For Life 5.09, an Income Plus For Life - Joint Life 5.09 Rider, we will reduce the death benefit on a "pro rata" basis (i.e., we reduce the death benefit by a percentage equal to the ratio of the withdrawal amount divided by your Contract Value prior to the withdrawal). Please see "Features of Income Plus For Life 5.09 Series Riders" in this Appendix, below, for additional information on the effect of withdrawals under a GMWB Rider.



Continuation of Contract after death benefits become payable



Coverage under any of our GMWB Riders ends if the Beneficiary takes the death benefit as a lump sum. In certain circumstances, a Beneficiary may elect to continue a Contract in force after a death benefit becomes payable in lieu of taking the death benefit as a lump sum. The amount of coverage under a GMWB Rider will vary in these circumstances, depending on the Rider you elect to purchase and whether the Beneficiary under the Contract is a spouse (a "spousal Beneficiary"), or someone other than the spouse (a "non-spousal Beneficiary") of the deceased Owner (or deemed "Owner" if the Owner is a non-natural person).

     - CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a GMWB Rider ends as described below in "Features of Income Plus For Life 5.09 Series Riders."



     - CIRCUMSTANCES WHEN COVERAGE MAY CONTINUE. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under a GMWB Rider may continue as described below in "Features of Income Plus For Life 5.09 Series Riders."



If death occurs during a Rider's Settlement Phase, however, the only benefits we provide are the remaining settlement payments that may become due under the Rider.



You should carefully review and compare the impact on death benefits under your current GMWB Rider to the impact on death benefits under a different GMWB Rider.



WHEN CAN I ELECT TO PURCHASE A NEWLY AVAILABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



We provide no assurance that you will be able to exchange your current GMWB Rider (your "Current Rider") for an Income Plus For Life 5.09 Series Rider in any given state.



If you are eligible and decide to exchange your Current Rider for an Income Plus For Life 5.09 or an Income Plus For Life - Joint Life 5.09 Rider:



     - you will have to pay the current annual fee for the new Rider, as described below in "Features of Income Plus For Life 5.09 Series Riders";



     - the Covered Person under a new Income Plus For Life 5.09 Rider must be a Covered Person under your Current Rider;



     - one of the Covered Persons under a new Income Plus For Life - Joint Life 5.09 Rider must be a Covered Person under your Current Rider, and the other Covered Person must be the first Covered Person's spouse;



     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;



     - we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;



     - if you exchange your Rider on or after the first Contract Anniversary, for purposes of calculating the Credit under the new Rider, we will treat the Contract Value on the date of the exchange as a Purchase Payment. We will not take into consideration any Purchase Payments, withdrawals or Contract Values prior to the date of the exchange.



We will deduct the fee for the new Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect an Income Plus For Life 5.09 or an Income Plus For Life - Joint Life 5.09 Rider. You must do this within the 90 day period we permit for this purpose or, if applicable in your state, any extension of these periods.



Except as stated above, you may not elect more than one GMWB Rider for a Contract.



FEATURES OF INCOME PLUS FOR LIFE 5.09 SERIES RIDERS



Covered Person(s)



The Income Plus For Life 5.09 Series we currently offer provides a lifetime income guarantee based on a single life (Income Plus For Life 5.09) or on the lifetime duration of two Covered Persons (Income Plus For Life - Joint Life 5.09).



SINGLE LIFE GUARANTEE. For Income Plus For Life 5.09 Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may waive the Contract ownership requirement and permit you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant. For example, we will permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.



The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.



JOINT LIFE GUARANTEE. For Income Plus For Life - Joint Life 5.09 Riders that provide a lifetime income guarantee based on the lifetime duration of two Covered Persons, we determine the Covered Persons at the time you elect the Rider. A spouse may need to qualify as a "spouse" under federal law to be treated as a Covered Person under the Contract. See "Civil Union and Same-Sex Marriage Partners" below.

For Riders issued with Nonqualified Contracts:



     -    both the spouses must be named as co-Owners of the Contract; or



     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.



For Riders issued with Qualified Contracts:



     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



     -    the Owner's spouse must be the designated Beneficiary.



Availability of Guaranteed Minimum Withdrawal Benefit Riders



You may elect an Income Plus For Life 5.09 Series Rider at the time you purchase a Contract, provided:



     - the Rider is available for sale in the state where the Contract was sold;



     - you limit your investment allocations of Purchase Payments and Contract Value to the Investment Options we make available with the Rider;



     - you (and any other Covered Person) comply with the age restrictions we may impose for the Rider; and



     - you do not intend the Contract to be used with an IRA you inherited from someone else (sometimes referred to as an "Inherited IRA" or "Beneficiary IRA"), unless you are the spouse of the decedent and own the IRA in your own name.



Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.



We reserve the right to accept or refuse to issue an Income Plus For Life 5.09 Series Rider at our sole discretion. Once you elect a Rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.



AGE RESTRICTIONS. You, or both you and your spouse (who must also qualify as a Covered Person in the case of an Income Plus For Life - Joint Life Rider) must be under age 81 to purchase a Rider.



ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. You may elect to purchase a new Income Plus For Life 5.09 Series Rider or exchange an existing GMWB Rider for an Income Plus For Life 5.09 Series Rider after you purchase a Contract. Please see the discussion at the beginning of this Appendix for details.



WE PROVIDE NO ASSURANCE THAT YOU WILL BE ABLE TO EXCHANGE A RIDER FOR ANOTHER RIDER IN ANY GIVEN STATE. YOU SHOULD PURCHASE A CONTRACT WITH AN INCOME PLUS FOR LIFE 5.09 SERIES RIDER ONLY IF THAT RIDER IS APPROPRIATE FOR YOUR NEEDS AND FINANCIAL CIRCUMSTANCES.



CIVIL UNION AND SAME-SEX MARRIAGE PARTNERS. The Riders generally are designed to comply with current federal tax provisions related to status as a "spouse" under the federal Defense of Marriage Act ("DOMA"). The DOMA definition does not recognize civil unions or same-sex marriages that may be allowed under state law. In certain states, however, we will allow civil union and same-sex marriage partners to purchase the Contract with an Income Plus For Life 5.09 Series Rider and receive the same Rider benefits as a "spouse" who falls within the DOMA definition. See the Statement of Additional Information for a table identifying these states. Please note that in these states, there may be adverse federal tax consequences with distributions and other transactions upon the death of the first civil union or same-sex marriage partner. Please consult with your own qualified tax advisor.



Rider Fees



We charge an additional fee on each Contract Anniversary for an Income Plus For Life 5.09 Series Rider, and reserve the right to increase the fee on the effective date of each Step-Up under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:



     -    on the date we determine the death benefit;



     - after the Annuity Commencement Date at the time an Annuity Option under the Contract begins; or



     -    at full surrender of the Contract.



We do not deduct additional Rider fees during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.



FEE FOR INCOME PLUS FOR LIFE 5.09 SERIES RIDERS. The current fee is equal to 0.90% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase either the Income Plus For Life 5.09 or Income Plus For Life - Joint Life 5.09 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect to a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



Restrictions on Additional Purchase Payments



If you purchase an Income Plus For Life 5.09 Series Rider, we restrict your ability to make Additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an Additional Purchase Payment would exceed $1 million. We do not permit Additional Purchase Payments during a Rider's Settlement Phase (see "Settlement Phase" below). Other limitations on Additional Purchase Payments may vary by state.



Special Purchase Payment limits on Nonqualified Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



     - on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on Qualified Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



     - to the extent provided in your Rider, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor prior to electing a GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for Additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.



If you elect to purchase one of our Income Plus For Life 5.09 Series Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.



Restrictions on Investment Options Under Income Plus For Life 5.09 Series Riders



If you purchase one of our Income Plus For Life 5.09 Series Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders.



You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal. We will allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR REGISTERED REPRESENTATIVE TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTIONS ARE BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



AVAILABLE INDIVIDUAL INVESTMENT OPTIONS. If you purchase a Contract with one of our Income Plus For Life 5.09 Series Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Portfolios:



     -    Core Allocation Trust



     -    Core Balanced Trust



     -    Core Disciplined Diversification Trust



     -    Core Fundamental Holdings Trust



     -    Core Global Diversification Trust



     -    Core Strategy Trust



     -    Lifestyle Balanced Trust



     -    Lifestyle Conservative Trust



     -    Lifestyle Growth Trust



     -    Lifestyle Moderate Trust



     -    Money Market Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.



We reserve the right to restrict Investment Options in your Variable Investment Account at any time. If we restrict an Investment Option, you may not be able to transfer or allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.



FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ EACH PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.



Benefit Base



The maximum Benefit Base at any time for an Income Plus For Life 5.09 Series Rider is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allow you to purchase the Rider after the first Contract Year, we may determine the initial Benefit Base based on your Contract Value after the first Contract Year.



We will reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see "Withdrawals, Distributions and Settlements" in this section, below, for more information.



We will increase the Benefit Base to reflect Step-Ups, Credits and Additional Purchase Payments. Please see "Increases in Guaranteed Amounts" below for more information.



Benefit Rate



The Benefit Rate is:



     - Income Plus For Life 5.09 - 4.00% - 5.00%, depending on the Covered Person's age on the Lifetime Income Date (see table below).



     - Income Plus For Life - Joint Life 5.09 - 3.75% - 4.75%, depending on the Covered Person's age on the Lifetime Income Date (see table below). Because we provide our guarantee over the lifetimes of two Covered Persons under the Income Plus For Life - Joint Life 5.09 Rider, we use a lower Benefit Rate than we do under the Income Plus For Life 5.09 Rider.



                               BENEFIT RATE BY AGE



Covered Person's age on the Contract Anniversary prior
to the first withdrawal after the Lifetime Income Date   Income Plus For Life 5.09   Income Plus For Life - Joint Life 5.09
-------------------------------------------------------- ------------------------------------------------------------------
                       58 1/2 - 63                                   4.00%                             3.75%
                       64 and over                                   5.00%                             4.75%



EXAMPLE: Assume that your date of birth was January 1, 1952 and you purchase a Contract with the Income Plus For Life 5.09 Rider on July 10, 2009. Your Lifetime Income Date is July 10, 2010, the Contract Anniversary after you attain age 58 1/2. If the first time you take a withdrawal after the Lifetime Income Date is September 1, 2010, we will set your Benefit Rate equal to 4% since your were age 58 1/2 on the Contract Anniversary prior to that withdrawal. If you wait until September 1, 2017 to take the first withdrawal after the Lifetime Income Date, we will set your Benefit Rate equal to 5% since you were over age 64 on the Contract Anniversary prior to the withdrawal.



We may change the Benefit Rate we offer for this Rider. With the higher Benefit Rate at older ages, if you defer taking withdrawals after the Lifetime Income Date, we will use the Benefit Rate applicable to the attained age of the Covered Person (youngest Covered Person under Income Plus For Life - Joint Life 5.09) on the first withdrawal after the Lifetime Income Date.



We do not expect the Benefit Rate(s) we offer to be less than 3% or more than 7%, but provide no assurance that we will continue to offer the Rider within this range. Once you purchase this Rider, however, the Benefit Rate(s) in effect when we issue the Rider will remain in effect for as long as the Rider remains in effect.

Lifetime Income Amount



The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:



     - (for Income Plus For Life 5.09) - the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or



     - (for Income Plus For Life - Joint Life 5.09) - either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.



The Lifetime Income Amount reduces to zero upon the death of the last Covered Person.



We determine the initial Lifetime Income Amount by multiplying:



     -    the Benefit Rate for the Rider on the Lifetime Income Date; by



     -    the Benefit Base for the Rider on the Lifetime Income Date.



EXAMPLE (Income Plus For Life 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% x $100,000).



EXAMPLE (Income Plus For Life - Joint Life 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% x $100,000).



We will increase the Lifetime Income Amount to reflect Step-Ups, Credits, Additional Purchase Payments and increases in your Benefit Rate, if any. Please see "Increases in Guaranteed Amounts" below for more information.



We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see "Withdrawals, Distributions and Settlements" below for more information.



Lifetime Income Date



The Lifetime Income Amount guarantee starts on a Lifetime Income Date. The earliest Lifetime Income Date will be the date you purchase the Rider (the Rider's "effective date") if the Covered Person (or the youngest Covered Person for Income Plus For Life - Joint Life 5.09) is age 58 1/2 or older at the time.



Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately following the date the Covered Person (or oldest Covered Person) attains age 58 1/2. The earliest available Lifetime Income Date we offer for this Rider is subject to change. Once you purchase this Rider, the earliest available Lifetime Income Date in effect when we issue the Rider will remain in effect for as long as the Rider remains in effect.



Benefits under the Rider may be affected if you purchase the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see "Withdrawals before the Lifetime Income Date" below for more information.



We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see "Increases in Guaranteed Amounts," following this section).



Increases in Guaranteed Amounts



ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.



On and after the earliest available Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:



     -    the Lifetime Income Date or



     -    the latest of:



          -    the date of a Purchase Payment that we applied to the Benefit
               Base,



          -    the date of a reduction in the Benefit Base, or



          -    the effective date of a Step-Up.



EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase

Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).



Credits may increase one or more of our guarantees when you defer withdrawals.



CREDITS. We offer the Income Plus For Life 5.09 Series Riders with the following Credit features:



     -    Annual Credit Rate - 5%



     - Credit Period (for Annual Credits) - The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.



The Credit Rate and Credit Periods we offer for this Rider are subject to change. We may offer a Credit Rate that varies, based on a Contract Anniversary Date, the age of the Covered Person of the Lifetime Income Date, the length of a Credit Period, or a combination of these factors. We do not expect the Credit Rate(s) we offer to be less than 3% or more than 7% and the Credit Period to be between 5 and 15 Contract Years, but provide no assurance that we will continue to offer the Rider within these ranges. Once you purchase this Rider, however, the Credit Rates and the Credit Period(s) in effect when we issue the Rider will remain in effect for as long as the Rider remains in effect.



Annual Credits. (We may refer to the Annual Credit in your Rider as a "Bonus" and we may refer to Annual Credits as "Deferral Credits" in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period if you did not take any withdrawals during the previous Contract Year. If you take a withdrawal during a Contract Year, you will not be eligible for a Credit at the end of that Contract Year and Annual Credits for future Contract Years may be reduced, or eliminated, if the withdrawal results in a reduction of the Benefit Base.



EXAMPLE (Income Plus For Life 5.09): Assume that you purchase a Contract with an Income Plus For Life 5.09 Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% x $100,000). The Lifetime Income Amount will increase to $5,250 (5% x $105,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% x $100,000). The Lifetime Income Amount will increase to $5,500 (5% x $110,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (5% x ($90,000 + $5,000) = $4,750). The Benefit Base will increase to $99,750 ($90,000 + $5,000 +
          $4,750) and the Lifetime Income Amount will increase to $4,988 (5% x $99,750).



EXAMPLE (Income Plus For Life - Joint Life 5.09): Assume that you purchase a Contract with an Income Plus For Life - Joint Life 5.09 Rider when the younger Covered Person is age 65, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.



     - At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% x $100,000). The Lifetime Income Amount will increase to $4,988 (4.75% x $105,000).



     - At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% x $100,000). The Lifetime Income Amount will increase to $5,225 (4.75% x $110,000).



Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.



     - At the end of the third Contract Year, there is no Credit since you took a withdrawal during the year.



     - At the end of the fourth Contract Year, we will apply an Annual Credit to the Benefit Base. The Credit will be based on the reduced Benefit Base plus the Additional Purchase Payment (5% x ($90,000 + $5,000) = $4,750). The Benefit Base will increase to $99,750 ($90,000 + $5,000 +
          $4,750) and the Lifetime Income Amount will increase to $4,738 (4.75% x $99,750).

Step-Ups may increase one or more of our guarantees if your Contract has favorable investment performance.



STEP-UPS. We offer the Income Plus For Life 5.09 Series Riders with the following Step-Up Dates:



     - (for Income Plus For Life 5.09) - the first Contract Anniversary after you purchase the Rider, and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary;



     - (for Income Plus For Life - Joint Life 5.09) - the first Contract Anniversary after you purchase the Rider, and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary.



The Step-Up Dates we offer are subject to change. We may offer the Rider with Step-Up Dates that differ between Income Plus For Life 5.09 and Income Plus For Life - Joint Life 5.09, that occur after the Rider has been in effect for more than one Contract Year, or that occur at intervals longer than one Contract Year. We also may shorten the period during which we provide Step-Up Dates. We do not expect the Step-Up Dates we may offer in the future to begin more than 5 Contract Years from the date you purchase a Rider, to occur at intervals greater than 5 Contract Years, or to end sooner than on the Age 75 Contract Anniversary, but we provide no assurance that we will continue to offer the Rider within these ranges. Once you purchase this Rider, however, the Step-Up Dates in effect when we issue the Rider will remain in effect for as long as the Rider remains in effect.



If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see "Rider Fees" in Appendix D). The new Lifetime Income Amount will equal the Benefit Base value after the Step-Up multiplied by the Benefit Rate then in effect for your Rider, and the Rider fee will be based on the increased Benefit Base.



We also reserve the right to increase the rate of the fee for the Income Plus For Life 5.09 Series Riders, up to a maximum rate of 1.20% on any Step-Up Date. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.



Step-Ups may occur only while an Income Plus For Life 5.09 Series Rider is in effect.



If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 5.09 Rider when you, the Covered Person, are 65, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base will increase to $125,000 and the Lifetime Income Amount will increase to $6,250 (5% x $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary will equal $6,250 (5% x $125,000).



Withdrawals, Distributions and Settlements



OVERVIEW. The Income Plus For Life 5.09 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders will permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the specific Rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person (or younger Covered Person in the case of a joint-life Rider) when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:



     - by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the "Credits" section, above;



     - as a result of a Step-Up of the guarantee (see preceding section) to reflect your then current Contract Value on certain Contract Anniversary dates; or



     -    if you make an Additional Purchase Payment (up to specified limits).



Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.



EXAMPLE: If you take a withdrawal of $8,000 when your Account Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we will reduce your Guaranteed Minimum Death Benefit on a pro-rata basis. That means we will reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 - 10% x $100,000).

We may reduce the Benefit Base and Lifetime Income Amount if you take Excess Withdrawals.



EXCESS WITHDRAWALS. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount permitted under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:



     -    you take withdrawals prior to the Lifetime Income Date, or



     - your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.



An Excess Withdrawal is:



     - a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date; or



     - a withdrawal (including applicable withdrawal charges) you take on or after the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges), exceeds the Lifetime Income Amount for that Contract Year.



We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.



WITHDRAWALS BEFORE THE LIFETIME INCOME DATE. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program (see "Pre-Authorized Withdrawals - Life Expectancy Distribution Program" below).



EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 5.09 Rider that names you as the Covered Person when you are 45. Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract, and you withdraw $5,000 of Contract Value.



In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 x 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 - $5,625, or $84,375.



If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value and your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider. (See "Settlement Phase" below.)



Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").



WITHDRAWALS AFTER THE LIFETIME INCOME DATE. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.



Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount. We do this by multiplying the reduced Benefit Base by the Benefit Rate in effect for your Rider. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.



EXAMPLE (Income Plus For Life 5.09): Assume that you purchase a Contract with an Income Plus For Life 5.09 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, you would reduce your Contract Value by 10% ($10,000/$100,000) and since this is an Excess Withdrawal we would reduce your Benefit Base by the same percentage ($110,000 x .10 = $11,000). The Benefit Base after the Excess Withdrawal would be $99,000 ($110,000 - $11,000) and the Lifetime Income Amount would be $4,950 (.05 x $99,000).



EXAMPLE (Income Plus For Life - Joint Life 5.09): Assume that you purchase a Contract with an Income Plus For Life - Joint Life 5.09 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal would be an Excess Withdrawal and you would reduce your Benefit Base by 4.78% (($10,000-$5,225)/$100,000). The new Benefit Base will be $104,747 ($110,000 -
4.78% x $110,000 = $110,000 - $5,253). The new Lifetime Income Amount is $4,976
(4.75% x $104,747).

EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER THE LIFETIME INCOME AMOUNT GUARANTEED FOR FUTURE WITHDRAWALS. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL.



We do not reduce the Benefit Base and/or the Lifetime Income Amount:



     - if the withdrawals are taken under our Life Expectancy Distribution Program, or



     - if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount. (Any applicable withdrawal charges cannot cause a withdrawal to exceed the Lifetime Income Amount.)



The Income Plus For Life 5.09 Rider enters the Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. See "Settlement Phase" below. The Income Plus For Life 5.09 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.



PRE-AUTHORIZED WITHDRAWALS - THE INCOME MADE EASY PROGRAM. If you purchase an Income Plus For Life 5.09 Series Rider with a Contract, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We currently offer our Income Made Easy Program for Contracts with the Rider to provide income payments for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for the Rider you purchase.



The Income Made Easy Program allows you to select: (A) the annual guaranteed amount ("full allowable amount") under your Rider, which will automatically increase to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment; (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option will reduce your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that would exceed the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount. We may make additional options available in the future or upon request.



Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you re-enroll) if:



     -    you select option A, B or C; and



     - you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.



Income Made Easy withdrawals, like other withdrawals:



     - may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax;



     -    reduce the death benefit and other optional benefits; and



     - cancel your eligibility to earn a Credit under the provisions of your Income Plus For Life 5.09 Series Rider during any Contract Year in which you receive a payment under the program.



If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see "Special Withdrawal Services
- The Income Plan" in "V. Description of the Contract") if you enroll in the Income Made Easy Program.



PRE-AUTHORIZED WITHDRAWALS - LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request of us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). The Life Expectancy Distribution Program may provide one or more of the following:



     - Pre-59 1/2 Distributions - these are payments made at the request of the Owner that are intended to comply with Code Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv); or



     - Nonqualified Death Benefit Stretch Distributions - these are payments made to the Beneficiary that are intended to comply with Code Section 72(s)(2); or



     - Qualified Death Benefit Stretch Distributions these are payments we calculate to comply with Code Section 401(a)(9), Section 403(b)(10),
          Section 408(b)(3), or Section 408A(c)(5); or



     - Required Minimum Distributions and "Qualified Death Benefit Stretch Distributions - these are payments we calculate to comply with Code
          Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c)(5). For further information on such distributions, including special tax treatment relating to calendar year 2009, please see "Required Minimum Distributions" in "VII. Federal Tax Matters."



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. We will reduce your Benefit Base by the amount of the withdrawal if you take a withdrawal under the Life Expectancy Distribution program prior to the Lifetime Income Date. We will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program. The Life Expectancy Distribution program ends when certain amounts described in the Rider are depleted to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchase.



If you are interested in the Life Expectancy Program, you may obtain further information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. The withdrawals you take while participating in the Income Plan (see "Special Withdrawal Services - The Income Plan" in "V. Description of the Contract") or the Income Made Easy Program (see the preceding section) may fulfill the substantially equal periodic payments of a Life Expectancy Program.



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. If you participate in our Life Expectancy Distribution Program, we will make a withdrawal for Required Minimum Distributions and Qualified Death Benefit Stretch Distributions for tax year 2009 unless you notify us in writing otherwise. (Please see "Temporary Waiver of RMDs for 2009" in "VII. Federal Tax Matters" for more information.) You should discuss these matters with a qualified tax advisor.



SETTLEMENT PHASE. We automatically begin making payments to you under the "Settlement Phase" of a GMWB Rider if your Contract Value reduces to zero and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.



The Settlement Phase under an Income Plus For Life 5.09 Series Rider begins if:



     -    the Contract Value reduces to zero at any time during a Contract Year;
          and



     -    there were no Excess Withdrawals during that Contract Year; and



     -    the Benefit Base is still greater than zero at the time.



There is no Settlement Phase under an Income Plus For Life 5.09 Series Rider if:



     - you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or



     - you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.



YOU WILL LOSE THE ABILITY TO RECEIVE LIFETIME INCOME AMOUNTS IF YOU WITHDRAW MORE THAN THE LIFETIME INCOME AMOUNT DURING A CONTRACT YEAR AND THE CONTRACT VALUE DECLINES TO ZERO.



The settlement amount we pay to you under the Rider varies:



     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as a Covered Person is living.



     - (for Income Plus For Life 5.09) If the Settlement Phase begins before the earliest available Lifetime Income Date, we will begin making annual settlement payments following the earliest available Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., the Benefit Base at the Lifetime Income Date multiplied by the Benefit Rate then in effect).



     - (for Income Plus For Life - Joint Life 5.09) If you purchased the Rider before the younger Covered Person attained age 58 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., the Benefit Base at the Lifetime Income Date multiplied by the Benefit Rate then in effect).



     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.



Additional Annuity Options



In addition to the traditional Annuity Options we provide under the Contract, we provide additional Annuity Options for Contracts issued with a GMWB Rider. These additional Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These additional Annuity Options are designed so that you will receive annuity payments that are no less than the Lifetime Income Amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in "Pay-out Period Provisions" in "V. Description of the Contract."



Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in "Pay-out Period Provisions" in "V. Description of the Contract").



When you take withdrawals:



     -    you will have the flexibility to start and stop withdrawals;



     - you will have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);



     - you will have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;



     -    you reduce the Contract Value available for annuitization; and



     - you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See "VII. Federal Tax Matters" for tax considerations related to optional benefit Riders.



When you annuitize:



     - you will receive annuity payments that will be fixed in amount (or in the number of units paid for Variable Annuity payments);



     - your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);



     -    you will no longer have access to the Contract Value; and



     - your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See "VII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.



Impact of Death Benefits



Our GMWB Riders end if a death benefit becomes payable during the Accumulation Period (but before the Settlement Phase under the Rider), and the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. In cases where the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date. We reduce your death benefit each time you take a withdrawal.



EXAMPLE: If you take a withdrawal of $8,000 when your Account Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we will reduce your Guaranteed Minimum Death Benefit on a pro-rata basis. That means we will reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 - 10% x $100,000).

INCOME PLUS FOR LIFE 5.09. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE DECEASED OWNER IS:   THEN INCOME PLUS FOR LIFE 5.09:
-------------------------   --------------------------------------------------------------------------------------------------------
1. Not the Covered Person   -    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We will automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We will also recalculate the Lifetime Income Amount to equal the Benefit Rate then in effect multiplied by the recalculated Benefit Base and will assess the Rider Fee based on the recalculated Benefit Base.

                            -    enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                            -    continues to be eligible for any remaining Credits and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the
                                 Income Plus For Life 5.09 fee at that time.

2. The Covered Person       -    ends without any further benefit.



If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life 5.09 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



INCOME PLUS FOR LIFE - JOINT LIFE 5.09. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life
- Joint Life 5.09 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either
(b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).



If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life - Joint Life 5.09 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life - Joint Life 5.09 Rider fee (see "Fee for Income Plus For Life 5.09 Series Riders" earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life - Joint Life 5.09 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.



WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life - Joint Life 5.09 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:



     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.



Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life - Joint Life 5.09 Rider's Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



Termination of Rider



You may not terminate an Income Plus For Life 5.09 Series Rider once it is in effect. However, an Income Plus For Life 5.09 Series Rider will terminate automatically upon the earliest of:



     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;



     -    the date an Annuity Option begins;



     -    the date the Contract Value and the Benefit Base both equal zero;



     -    (for Income Plus For Life 5.09) the death of the Covered Person;



     - (for Income Plus For Life - Joint Life 5.09) the death of the last Covered Person remaining under the Rider;



     - the date a new GMWB Rider becomes effective under any exchange program that we may make available; or



     -    termination of the Contract.



You should consult with your financial professional to assist you in determining whether an Income Plus For Life 5.09 Series Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and a Covered Person must reach the Lifetime Income Date and remain living for you to receive certain benefits. Furthermore, Income Plus For Life
5.09 Series Riders limit the Investment Options otherwise available under the Contract, require you to defer taking withdrawals to receive certain benefits, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if an Income Plus For Life 5.09Series Rider is suitable for your needs, especially at older ages.

                  Appendix U: Tables of Accumulation Unit Value


The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.


We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see "III. Fee Tables" for additional information on these charges.)


Please note that fees for the guaranteed minimum withdrawal benefit Riders (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, Principal Plus for Life Plus Spousal Protection and Principal Returns) and for the Triple Protection Death Benefit Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Vision/NYVision Prior

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                ACCUMULATION UNIT VALUES- VISION VARIABLE ANNUITY

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         12.035    11.664    10.288    10.029     9.247     7.344     9.638    11.182    12.500        --
Value at End of Year            7.433    12.035    11.664    10.288    10.029     9.247     7.344     9.638    11.182        --
Vision No. of Units           174,737   204,221   251,958   369,671   448,403   504,054   516,352   654,001   320,396        --
NY Vision No. of Units         21,714    36,751    42,783    47,898    42,475    35,590    37,349    34,422    17,863        --
500 INDEX TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         15.671    15.214    13.442    13.125    12.131     9.653    12.500        --        --        --
Value at End of Year            9.649    15.671    15.214    13.442    13.125    12.131     9.653        --        --        --
Vision No. of Units            55,664    71,786   143,842   116,070   206,315   152,138   105,254        --        --        --
NY Vision No. of Units         66,236    71,880    57,039    59,566    70,519    72,320    34,984        --        --        --
ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year         13.201    12.900    12.559    12.500        --        --        --        --        --        --
Value at End of Year           11.616    13.201    12.900    12.559        --        --        --        --        --        --
Vision No. of Units           283,340   374,488   476,967   635,054        --        --        --        --        --        --
NY Vision No. of Units         31,637    36,963    45,566    52,629        --        --        --        --        --        --
ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year         13.127    12.861    12.546    12.500        --        --        --        --        --        --
Value at End of Year           11.537    13.127    12.861    12.546        --        --        --        --        --        --
Vision No. of Units           274,451   411,368   484,185   621,627        --        --        --        --        --        --
NY Vision No. of Units          2,829     2,959     4,918     6,574        --        --        --        --        --        --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    11.831     8.984    12.173    16.721    16.504    12.618
Value at End of Year               --        --        --        --    12.715    11.831     8.984    12.173    16.721    16.504
Vision No. of Units                --        --        --        --   377,976   455,384   803,893   910,485 1,165,797   712,544
NY Vision No. of Units             --        --        --        --    48,868    52,972    72,308   108,705   125,721    47,184
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    12.448     9.474    12.500        --        --        --
Value at End of Year               --        --        --        --    13.371    12.448     9.474        --        --        --
Vision No. of Units                --        --        --        --    36,492    43,565    49,563        --        --        --
NY Vision No. of Units             --        --        --        --     1,885     2,453     2,590        --        --        --
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         20.491    20.293    17.978    16.755    14.643    11.317    15.389    19.898    27.819    20.613
Value at End of Year           12.167    20.491    20.293    17.978    16.755    14.643    11.317    15.389    19.898    27.819
Vision No. of Units           205,926   275,974   342,482   403,495   509,601   668,266   993,635 1,455,900 1,864,188 1,504,828
NY Vision No. of Units         16,471    19,117    24,139    28,675    34,655    40,660    45,797    58,627    77,470    34,965
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         16.830    16.708    14.828    13.843    12.127     9.393    12.500        --        --        --
Value at End of Year            9.973    16.830    16.708    14.828    13.843    12.127     9.393        --        --        --
Vision No. of Units             1,632     1,769     3,854     4,488    16,145    29,484    32,453        --        --        --
NY Vision No. of Units            227       256     4,078     4,078     4,112     4,145     4,057        --        --        --
ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 3-04-1996)
Contracts with no Optional Benefits
Value at Start of Year         21.675    19.667    18.760    17.498    16.700    13.137    17.668    23.566    26.855    18.869
Value at End of Year           12.377    21.675    19.667    18.760    17.498    16.700    13.137    17.668    23.566    26.855
Vision No. of Units           319,458   381,517   471,217   575,634   767,822   982,391 1,338,912 1,858,090 2,396,107 1,884,223
NY Vision No. of Units         20,531    28,599    36,366    44,400    50,841    65,230    77,918   105,241   330,075    40,629

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         15.437    14.035    13.420    12.543    11.993     9.451    12.500        --        --        --
Value at End of Year            8.797    15.437    14.035    13.420    12.543    11.993     9.451        --        --        --
Vision No. of Units            10,846    13,840    14,315    19,130    26,443    66,297    22,072        --        --        --
NY Vision No. of Units          6,619    11,547    17,860    17,693    18,034    20,319    18,180        --        --        --
ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         17.032    15.986    14.291    13.744    12.050     8.854    12.473    12.500        --        --
Value at End of Year           11.931    17.032    15.986    14.291    13.744    12.050     8.854    12.473        --        --
Vision No. of Units            90,617    96,838   122,065   137,771   163,474   156,302   106,832    57,736        --        --
NY Vision No. of Units          2,235     8,096     8,551    12,630     2,235     3,814     1,632     1,521        --        --
ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         16.891    15.895    14.233    13.726    12.051     8.867    12.500        --        --        --
Value at End of Year           11.817    16.891    15.895    14.233    13.726    12.051     8.867        --        --        --
Vision No. of Units            40,678    50,493    59,105    74,210   124,108    75,496    41,960        --        --        --
NY Vision No. of Units          9,908    15,041    15,338    14,380    12,839    14,647    15,498        --        --        --
AMERICAN ASSET ALLOCATION TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         12.497    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.620    12.497        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    2,351,755   979,439        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    35,845    13,403        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         12.501    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.628    12.501        --        --        --        --        --        --        --        --
Vision No. of Units           228,444   165,167        --        --        --        --        --        --        --        --
NY Vision No. of Units          8,754     8,389        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         12.480    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.591    12.480        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      804,603   357,853        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    23,101    14,445        --        --        --        --        --        --        --        --
AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year         19.726    19.763    17.202    16.395    15.274    12.500        --        --        --        --
Value at End of Year           12.235    19.726    19.763    17.202    16.395    15.274        --        --        --        --
Vision No. of Units           202,186   241,986   307,474   316,180        --        --        --        --        --        --
NY Vision No. of Units            629     1,300     1,554     1,589     1,464        --        --        --        --        --
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         13.117    13.194        --        --        --        --        --        --        --        --
Value at End of Year           11.629    13.117        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      474,424   563,792        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     9,394    10,942        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         13.133    12.994    12.405    12.500        --        --        --        --        --        --
Value at End of Year           11.649    13.133    12.994    12.405        --        --        --        --        --        --
Vision No. of Units           188,628   193,104    85,603    25,346        --        --        --        --        --        --
NY Vision No. of Units          2,591     6,815     3,898     1,723        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         13.054    13.148        --        --        --        --        --        --        --        --
Value at End of Year           11.550    13.054        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      176,278   246,067        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     2,459     2,675        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
AMERICAN FUNDAMENTAL HOLDINGS TRUST - SERIES II SHARES (units first credited 11-12-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         12.560    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.524    12.560        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    1,154,199    96,637        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    29,544        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         12.561    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.528    12.561        --        --        --        --        --        --        --        --
Vision No. of Units            95,382     1,588        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         12.556    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.504    12.556        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      438,634     5,456        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     7,197        --        --        --        --        --        --        --        --        --
AMERICAN GLOBAL DIVERSIFICATION TRUST - SERIES II SHARES (units first credited 11-12-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         12.555    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.041    12.555        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      965,464    62,185        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    32,085        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         12.556    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.045    12.556        --        --        --        --        --        --        --        --
Vision No. of Units            46,646     2,582        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         12.552    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.022    12.552        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      508,765    54,878        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     7,854        --        --        --        --        --        --        --        --        --
AMERICAN GLOBAL GROWTH TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         13.203    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.959    13.203        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      327,275   350,974        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       704       927        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         13.208    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.966    13.208        --        --        --        --        --        --        --        --
Vision No. of Units            36,421    85,606        --        --        --        --        --        --        --        --
NY Vision No. of Units          9,866     4,001        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         13.186    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.932    13.186        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      137,956   127,617        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       238        --        --        --        --        --        --        --        --        --
AMERICAN GLOBAL SMALL CAPITALIZATION - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         13.475    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.121    13.475        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      143,057   110,712        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         13.480    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.126    13.480        --        --        --        --        --        --        --        --
Vision No. of Units            13,938    31,024        --        --        --        --        --        --        --        --
NY Vision No. of Units          6,051     2,291        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         13.457    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.100    13.457        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       52,713    44,430        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         22.561    21.565        --        --        --        --        --        --        --        --
Value at End of Year           12.358    22.561        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      327,817   258,361        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     3,685     4,177        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         22.561    20.578    19.079    16.780    15.244    12.500        --        --        --        --
Value at End of Year           12.358    22.561    20.578    19.079    16.780    15.244        --        --        --        --
Vision No. of Units           799,764   890,649 1,022,250 1,123,993 1,160,587   516,807        --        --        --        --
NY Vision No. of Units         11,524    17,414    20,883    21,735     9,622     4,095        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         22.352    21.393        --        --        --        --        --        --        --        --
Value at End of Year           12.219    22.352        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       98,887    80,072        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,552     1,116        --        --        --        --        --        --        --        --
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         19.867    20.178        --        --        --        --        --        --        --        --
Value at End of Year           12.076    19.867        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      336,475   303,116        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     5,426     5,175        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         19.867    19.379    17.188    16.596    15.363    12.500        --        --        --        --
Value at End of Year           12.076    19.867    19.379    17.188    16.596    15.363        --        --        --        --
Vision No. of Units           660,449   799,164   862,636   960,769   990,232   432,573        --        --        --        --
NY Vision No. of Units         18,255    19,498    13,741    18,071     7,914     1,947        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         19.683    20.018        --        --        --        --        --        --        --        --
Value at End of Year           11.940    19.683        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       98,565    90,944        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,588     1,267        --        --        --        --        --        --        --        --
AMERICAN HIGH-INCOME BOND TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         11.947    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.880    11.947        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      105,313    84,830        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     6,090     1,536        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         11.951    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.888    11.951        --        --        --        --        --        --        --        --
Vision No. of Units            31,027    14,354        --        --        --        --        --        --        --        --
NY Vision No. of Units             --       672        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         11.931    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.851    11.931        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       29,033    28,786        --        --        --        --        --        --        --        --
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         31.211    28.471        --        --        --        --        --        --        --        --
Value at End of Year           17.651    31.211        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      124,784   118,877        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,694     1,922        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         31.284    26.637    22.885    19.248    16.481    12.500        --        --        --        --
Value at End of Year           17.701    31.284    26.637    22.885    19.248    16.481        --        --        --        --
Vision No. of Units           411,153   464,638   513,743   539,948   514,539   156,117        --        --        --        --
NY Vision No. of Units         15,988    19,624    42,613    40,145    28,062     2,201        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         30.922    28.245        --        --        --        --        --        --        --        --
Value at End of Year           17.452    30.922        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       47,134    40,140        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,243       899        --        --        --        --        --        --        --        --
AMERICAN NEW WORLD TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         14.897    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.398    14.897        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       86,465    71,263        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         14.902    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.405    14.902        --        --        --        --        --        --        --        --
Vision No. of Units            35,917   128,997        --        --        --        --        --        --        --        --
NY Vision No. of Units          8,522     7,317        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         14.877    12.500        --        --        --        --        --        --        --        --
Value at End of Year            8.369    14.877        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       22,022    19,318        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       225        --        --        --        --        --        --        --        --        --
BLACKROCK BASIC VALUE V.I. FUND (FORMERLY MERCURY BASIC VALUE V.I. FUND) - CLASS II (FORMERLY CLASS B) SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         17.002    17.007    14.211    12.500    12.881     9.842    11.311    12.500        --        --
Value at End of Year           10.563    17.002    17.007    14.211    14.055    12.881     9.842    11.311        --        --
Vision No. of Units             7,125     7,095     9,839    11,022    13,131    20,574    33,330    25,061        --        --
BLACKROCK GLOBAL ALLOCATION V.I. FUND (FORMERLY MERCURY GLOBAL ALLOCATION V.I. FUND) - CLASS II (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         23.908    20.807    18.179        --        --        --        --        --        --        --
Value at End of Year           18.914    23.908    20.807    18.179        --        --        --        --        --        --
Vision No. of Units                --        --        --        --        --        --        --        --        --        --
BLACKROCK VALUE OPPORTUNITIES V.I. FUND (FORMERLY MERCURY VALUE OPPORTUNITIES V.I. FUND) - CLASS II (FORMERLY CLASS B) SHARES
(units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         20.481    21.042    18.985    12.500    15.505    11.052    14.756    12.500        --        --
Value at End of Year           12.047    20.481    21.042    18.985    17.508    15.505    11.052    14.756        --        --
Vision No. of Units             2,823     2,795     2,809     6,585    10,647    21,729    25,544    22,157        --        --
BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 12-11-1992)
Contracts with no Optional Benefits
Value at Start of Year         26.853    24.215    22.464    21.626    20.165    15.871    21.303    25.365    26.518    22.573
Value at End of Year           15.177    26.853    24.215    22.464    21.626    20.165    15.871    21.303    25.365    26.518
Vision No. of Units           862,985   986,392 1,158,186 1,443,660 1,830,165 2,422,532 2,744,420   893,770 4,776,229 4,836,159
NY Vision No. of Units         40,435    57,090    91,827   113,966   141,018   162,826   170,749   214,424   221,956   136,325
BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.062    16.301        --        --        --        --        --        --        --        --
Value at End of Year            9.623    17.062        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       11,518     8,758        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.962    14.424    13.414    12.943    12.091     9.527    12.500        --        --        --
Value at End of Year            9.007    15.962    14.424    13.414    12.943    12.091     9.527        --        --        --
Vision No. of Units           228,876   215,057   242,362   305,029   315,766   271,540   113,357        --        --        --
NY Vision No. of Units         14,490    16,311    17,702    19,513    20,682    23,277    20,765        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         16.870    16.140        --        --        --        --        --        --        --        --
Value at End of Year            9.496    16.870        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        5,759     1,742        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       200        --        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         10.160     9.256     9.201     8.205     7.630     5.992     8.779    10.941    12.500        --
Value at End of Year            6.273    10.160     9.256     9.201     8.205     7.630     5.992     8.779    10.941        --
Vision No. of Units           430,164   505,200   655,928   171,060   167,361   161,764   200,443   102,052     6,671        --
NY Vision No. of Units         47,045    54,107    63,745     4,771     4,992     5,138    10,189     9,792        --        --
CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         16.012    14.973        --        --        --        --        --        --        --        --
Value at End of Year            9.861    16.012        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       35,680       508        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         14.700    13.420    13.367    11.952    11.125     8.743    12.500        --        --        --
Value at End of Year            9.057    14.700    13.420    13.367    11.952    11.125     8.743        --        --        --
Vision No. of Units           111,760   148,512   206,778    71,415    39,904    52,237    49,785        --        --        --
NY Vision No. of Units          2,343     2,451     2,504     2,623     3,992     4,375     4,564        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year             --    14.928        --        --        --        --        --        --        --        --
Value at End of Year               --    15.832        --        --        --        --        --        --        --        --
Vision 2007 No. of Units           --       186        --        --        --        --        --        --        --        --
CAPITAL APPRECIATION VALUE TRUST - SERIES II SHARES (units first credited 6-16-2008)
Contracts with no Optional Benefits
Value at Start of Year         12.500        --        --        --        --        --        --        --        --        --
Value at End of Year            9.056        --        --        --        --        --        --        --        --        --
Vision No. of Units            24,013        --        --        --        --        --        --        --        --        --
CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         14.405    17.697        --        --        --        --        --        --        --        --
Value at End of Year            7.692    14.405        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,935       189        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         14.431    16.828    14.768    13.745    12.500        --        --        --        --        --
Value at End of Year            7.710    14.431    16.828    14.768    13.745        --        --        --        --        --
Vision No. of Units            12,627    33,657    45,835    30,038    12,844        --        --        --        --        --
NY Vision No. of Units             --       455       455        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         14.300    17.592        --        --        --        --        --        --        --        --
Value at End of Year            7.621    14.300        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,363     2,363        --        --        --        --        --        --        --        --
CORE ALLOCATION PLUS TRUST - SERIES II SHARES (units first credited 6-16-2008)
Contracts with no Optional Benefits
Value at Start of Year         12.500        --        --        --        --        --        --        --        --        --
Value at End of Year            8.738        --        --        --        --        --        --        --        --        --
Vision No. of Units             2,972        --        --        --        --        --        --        --        --        --
CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
Value at Start of Year         13.251    12.703    12.463    12.500        --        --        --        --        --        --
Value at End of Year           13.443    13.251    12.703    12.463        --        --        --        --        --        --
Vision No. of Units            13,030    14,809     3,201     2,746        --        --        --        --        --        --
NY Vision No. of Units             --       696       957       957        --        --        --        --        --        --
CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         14.126    15.860        --        --        --        --        --        --        --        --
Value at End of Year            6.306    14.126        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,795     3,549        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         14.152    15.317    14.624    14.055    12.500        --        --        --        --        --
Value at End of Year            6.321    14.152    15.317    14.624    14.055        --        --        --        --        --
Vision No. of Units            25,880    28,662    43,890    47,644    59,396        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         14.023    15.765        --        --        --        --        --        --        --        --
Value at End of Year            6.247    14.023        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,421        --        --        --        --        --        --        --        --        --
DISCIPLINED DIVERSIFICATION TRUST - SERIES II SHARES (units first credited 6-16-2008)
Contracts with no Optional Benefits
Value at Start of Year         12.500        --        --        --        --        --        --        --        --        --
Value at End of Year            9.121        --        --        --        --        --        --        --        --        --
Vision No. of Units            28,146        --        --        --        --        --        --        --        --        --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    13.566    13.186    12.500        --        --        --
Value at End of Year               --        --        --        --    13.831    13.566    13.186        --        --        --
Vision No. of Units                --        --        --        --   626,977   307,153   110,149        --        --        --
NY Vision No. of Units             --        --        --        --     7,036    11,806    19,518        --        --        --
DYNAMIC GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 4-25-08) - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year             --     5.421     4.963     4.489     4.149     3.269     4.639     7.894    12.500        --
Value at End of Year               --     5.826     5.421     4.963     4.489     4.149     3.269     4.639     7.894        --
Vision No. of Units                --   273,048   325,979   375,265   446,081   544,937   368,917   689,704   754,062        --
NY Vision No. of Units             --    19,764    23,815    24,884    26,877    35,330    51,811    67,198    55,268        --
DYNAMIC GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 4-25-08) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --    15.798    14.505    13.165    12.165     9.578    12.500        --        --        --
Value at End of Year               --    16.964    15.798    14.505    13.165    12.165     9.578        --        --        --
Vision No. of Units                --    22,645    30,312    42,934    51,546    70,072    14,507        --        --        --
NY Vision No. of Units             --       919     1,274     1,843     2,544     3,289     1,114        --        --        --
EMERGING GROWTH TRUST (MERGED INTO SMALL CAP GROWTH TRUST EFF 11-7-08) - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year             --    19.616    17.903    16.950    16.159    12.500        --        --        --        --
Value at End of Year               --    20.014    19.616    17.903    16.950    16.159        --        --        --        --
Vision No. of Units                --    14,288    16,688    11,697    10,133    15,159        --        --        --        --
NY Vision No. of Units             --     1,630       229        --        --        --        --        --        --        --
EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         20.423    19.218    19.078    16.950    16.832    12.246    17.586    22.995    24.427    14.310
Value at End of Year           11.393    20.423    19.218    19.078    16.950    16.832    12.246    17.586    22.995    24.427
Vision No. of Units           116,030   151,654   209,750   261,571     7,576   444,245   497,297   585,384   666,506   409,471
NY Vision No. of Units          8,497     9,266    13,592    17,768        --    22,090    29,806    38,326    39,413    12,456
EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         14.963    14.107    14.036    13.608    12.428     9.059    12.500        --        --        --
Value at End of Year            8.330    14.963    14.107    14.036    13.608    12.428     9.059        --        --        --
Vision No. of Units            21,180    39,131    74,149    92,732   115,206   144,631    50,857        --        --        --
NY Vision No. of Units          1,186     5,020     5,823     5,010     5,135     5,572     6,599        --        --        --
EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         33.899    33.350    28.485    27.864    24.675    19.976    23.419    23.508    21.150    20.794
Value at End of Year           21.352    33.899    33.350    28.485    27.864    24.675    19.976    23.419    23.508    21.150
Vision No. of Units           919,325 1,069,998 1,268,036 1,478,399 1,836,252 2,184,808 2,434,014 2,800,396 2,755,008 3,552,301
NY Vision No. of Units         28,292    37,191    41,122    57,637    73,656    80,793    89,060    96,083    70,856    53,746
EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.461    18.278        --        --        --        --        --        --        --        --
Value at End of Year           10.958    17.461        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       36,370    34,594        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,222     1,222        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         17.461    17.739    15.184    14.882    13.202    10.703    12.500        --        --        --
Value at End of Year           11.302    17.461    17.739    15.184    14.882    13.202    10.703        --        --        --
Vision No. of Units           275,354   381,362   417,195   559,379   658,364   551,993   266,936        --        --        --
NY Vision No. of Units          4,618    11,803    14,954    24,179    28,251    39,053    35,671        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         17.265    18.098        --        --        --        --        --        --        --        --
Value at End of Year           10.814    17.265        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,824     3,552        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       177        --        --        --        --        --        --        --        --        --
FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         15.889    17.337    14.315    13.256    12.210     9.293    11.505    12.500        --        --
Value at End of Year            8.649    15.889    17.337    14.315    13.256    12.210     9.293    11.505        --        --
Vision No. of Units            42,525    33,413    75,866    58,587    42,217    55,648    53,164    40,991        --        --
NY Vision No. of Units          1,402     2,381     2,400     3,984     5,074     7,921     8,769     9,312        --        --
FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.287    18.928        --        --        --        --        --        --        --        --
Value at End of Year            9.389    17.287        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,045     1,307        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       366        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         17.527    19.147    15.855    14.703    13.578    10.348    12.500        --        --        --
Value at End of Year            9.524    17.527    19.147    15.855    14.703    13.578    10.348        --        --        --
Vision No. of Units            21,567    26,293    40,839    46,075    62,662    84,598    28,348        --        --        --
NY Vision No. of Units          4,910     4,910     4,910     9,846    10,075    10,785     4,149        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         17.093    18.741        --        --        --        --        --        --        --        --
Value at End of Year            9.265    17.093        --        --        --        --        --        --        --        --
Vision 2007 No. of Units          993       886        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       605       605        --        --        --        --        --        --        --        --
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         11.969    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.583    11.969        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    3,166,000 2,068,586        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    25,073    21,715        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         11.973    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.590    11.973        --        --        --        --        --        --        --        --
Vision No. of Units           130,398    82,173        --        --        --        --        --        --        --        --
NY Vision No. of Units          2,387     2,618        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         11.953    12.500        --        --        --        --        --        --        --        --
Value at End of Year            7.558    11.953        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    1,765,705   792,611        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    31,686    34,596        --        --        --        --        --        --        --        --
FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         16.572    16.195    14.377    13.428    12.211     9.561    11.601    12.500        --        --
Value at End of Year            9.891    16.572    16.195    14.377    13.428    12.211     9.561    11.601        --        --
Vision No. of Units         2,112,088   389,931   478,236   451,258   498,598   485,553   472,250   402,879        --        --
NY Vision No. of Units        107,740    10,058    14,284    21,539    20,870    18,049    17,183    14,874        --        --
FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         18.049    18.294        --        --        --        --        --        --        --        --
Value at End of Year           10.742    18.049        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      115,490    51,725        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         18.237    17.851    15.885    14.856    13.552    10.633    12.500        --        --        --
Value at End of Year           10.859    18.237    17.851    15.885    14.856    13.552    10.633        --        --        --
Vision No. of Units           340,332   285,654   340,272   338,545   349,644   159,722   168,678        --        --        --
NY Vision No. of Units         13,426     9,699    14,291    16,686    16,631    19,005    23,382        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         17.847    18.113        --        --        --        --        --        --        --        --
Value at End of Year           10.600    17.847        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       12,570     7,325        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       954       862        --        --        --        --        --        --        --        --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         12.810    12.389    11.096    10.621     9.579     7.703    10.197    11.970    12.500        --
Value at End of Year            8.279    12.810    12.389    11.096    10.621     9.579     7.703    10.197    11.970        --
Vision No. of Units           209,727   232,487   201,040   155,536   165,932   155,509   154,553   189,245   139,120        --
NY Vision No. of Units         15,877    23,189    25,804    35,083    32,616    33,063    39,408    39,130    16,194        --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         16.679    16.749        --        --        --        --        --        --        --        --
Value at End of Year           10.757    16.679        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       32,735    34,228        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       360       382        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.790    15.308    13.738    13.184    11.912     9.575    12.500        --        --        --
Value at End of Year           10.189    15.790    15.308    13.738    13.184    11.912     9.575        --        --        --
Vision No. of Units            54,121    57,641    77,742    59,593    44,325    50,888    34,214        --        --        --
NY Vision No. of Units          4,769     4,769     4,769     4,769     4,769     4,769     5,528        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         16.492    16.583        --        --        --        --        --        --        --        --
Value at End of Year           10.615    16.492        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        9,251     5,906        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       794       777        --        --        --        --        --        --        --        --
GLOBAL BOND TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         20.077    18.620    17.981    19.559    18.037    15.891    13.449    13.602    13.600    14.814
Value at End of Year           18.863    20.077    18.620    17.981    19.559    18.037    15.891    13.449    13.602    13.600
Vision No. of Units           240,489   272,828   291,817   324,726   390,565   442,153   512,220   501,280   669,974   811,094
NY Vision No. of Units          4,764     7,535     6,705     9,975     9,675    13,477    19,089    11,653     9,892     1,655
GLOBAL BOND TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.850    16.703        --        --        --        --        --        --        --        --
Value at End of Year           16.731    17.850        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       77,309    31,306        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     2,796        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         18.711    17.397    16.833    18.332    16.932    14.947    12.500        --        --        --
Value at End of Year           17.546    18.711    17.397    16.833    18.332    16.932    14.947        --        --        --
Vision No. of Units           145,338   202,407   229,728   233,723   251,657   253,347    51,768        --        --        --
NY Vision No. of Units          2,979     2,979     3,308     3,949     4,489    25,201     4,513        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         17.650    16.538        --        --        --        --        --        --        --        --
Value at End of Year           16.510    17.650        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       24,028    13,781        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       408       581        --        --        --        --        --        --        --        --
GLOBAL TRUST (FORMERLY GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         25.131    25.215    21.304    19.560    17.329    13.822    17.372    21.050    19.074    18.706
Value at End of Year           14.943    25.131    25.215    21.304    19.560    17.329    13.822    17.372    21.050    19.074
Vision No. of Units           433,316   532,728   626,671   748,026   920,910 1,101,875 1,447,445 1,887,937 2,517,490 3,184,751
NY Vision No. of Units          5,044     5,563     8,922    10,492    18,431    18,219    22,268    28,755    35,095    28,618

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
GLOBAL TRUST (FORMERLY GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         18.321    18.425    15.597    14.349    12.737    10.178    12.500        --        --        --
Value at End of Year           10.876    18.321    18.425    15.597    14.349    12.737    10.178        --        --        --
Vision No. of Units            21,703    34,445    49,969    84,594    36,463    31,579    13,122        --        --        --
NY Vision No. of Units            358       409     6,833     4,087     3,959     4,080     1,664        --        --        --
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS GROWTH TRUST EFF 4-29-05) - SERIES II SHARES (units first credited
8-04-2003)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    13.915    12.500        --        --        --        --
Value at End of Year               --        --        --        --    13.934    13.915        --        --        --        --
Vision No. of Units                --        --        --        --     1,553     1,643        --        --        --        --
HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         19.911    17.203    16.137    14.564    12.841     9.583    13.391    12.500        --        --
Value at End of Year           13.728    19.911    17.203    16.137    14.564    12.841     9.583    13.391        --        --
Vision No. of Units           106,358   102,035   143,212   147,017   126,965   106,687    88,761    84,836        --        --
NY Vision No. of Units          2,828     2,575     4,890     4,908     6,307     6,486     7,703     6,312        --        --
HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         21.774    20.356        --        --        --        --        --        --        --        --
Value at End of Year           14.972    21.774        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       10,294     7,640        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       112        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         19.606    16.973    15.952    14.424    12.747     9.535    12.500        --        --        --
Value at End of Year           13.487    19.606    16.973    15.952    14.424    12.747     9.535        --        --        --
Vision No. of Units            33,555    58,685    68,724   158,246    76,765    67,235    38,137        --        --        --
NY Vision No. of Units          7,935     7,032     7,602     9,684     7,929     9,882    13,977        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         21.530    20.154        --        --        --        --        --        --        --        --
Value at End of Year           14.774    21.530        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,641       544        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       359       230        --        --        --        --        --        --        --        --
HIGH INCOME TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         11.513    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.385    11.513        --        --        --        --        --        --        --        --
Vision 2007 No. of Units          319       373        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         11.517    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.391    11.517        --        --        --        --        --        --        --        --
Vision No. of Units               990     1,649        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         11.498    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.364    11.498        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,051        --        --        --        --        --        --        --        --        --
HIGH YIELD TRUST - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         16.799    16.805    15.479    15.175    13.892    11.348    12.389    13.326    14.882    14.008
Value at End of Year           11.646    16.799    16.805    15.479    15.175    13.892    11.348    12.389    13.326    14.882
Vision No. of Units           413,123   443,482   641,757   731,065 1,001,655 1,482,535 1,257,647 1,275,973 1,288,639 1,590,415
NY Vision No. of Units          9,023    17,232    22,718    32,634    52,643    55,969    29,255    29,692    30,810    28,143
HIGH YIELD TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.123    17.752        --        --        --        --        --        --        --        --
Value at End of Year           11.834    17.123        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      475,022    26,942        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         16.679    16.730    15.428    15.146    13.891    11.371    12.500        --        --        --
Value at End of Year           11.533    16.679    16.730    15.428    15.146    13.891    11.371        --        --        --
Vision No. of Units           151,238   176,746   257,457   401,113   542,954   664,643   226,737        --        --        --
NY Vision No. of Units          3,628     7,681     8,495     8,769    87,846    89,688    16,918        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         16.931    17.576        --        --        --        --        --        --        --        --
Value at End of Year           11.678    16.931        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        7,252     5,256        --        --        --        --        --        --        --        --
INCOME & VALUE TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         22.100    22.223    20.790    20.087    18.972    15.249    18.441    18.567    17.987    16.825
Value at End of Year           15.188    22.100    22.223    20.790    20.087    18.972    15.249    18.441    18.567    17.987
Vision No. of Units           531,899   657,225   803,947 1,116,003 1,930,442 1,467,293 1,571,039 1,632,689 1,567,360 1,897,746
NY Vision No. of Units         24,041    26,049    32,378    39,199    41,380    35,927    36,569    37,278    25,707    14,561
INCOME & VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.505    16.110        --        --        --        --        --        --        --        --
Value at End of Year           10.635    15.505        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       13,362    12,179        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       779        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.008    15.122    14.179    13.730    12.995    10.461    12.500        --        --        --
Value at End of Year           10.299    15.008    15.122    14.179    13.730    12.995    10.461        --        --        --
Vision No. of Units           154,331   210,564   241,517   387,862   722,579   365,710   155,089        --        --        --
NY Vision No. of Units          4,124     4,200     3,823     5,004     9,125     6,918     5,749        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.331    15.950        --        --        --        --        --        --        --        --
Value at End of Year           10.494    15.331        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,649     2,606        --        --        --        --        --        --        --        --
INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         14.126    14.053        --        --        --        --        --        --        --        --
Value at End of Year           10.211    14.126        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      463,033   307,933        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       733       440        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         14.139    13.492    12.500        --        --        --        --        --        --        --
Value at End of Year           10.225    14.139    13.492        --        --        --        --        --        --        --
Vision No. of Units            16,898    14,857       561        --        --        --        --        --        --        --
NY Vision No. of Units          3,276     3,089     3,089        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         14.073    14.019        --        --        --        --        --        --        --        --
Value at End of Year           10.152    14.073        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      182,142    26,480        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     3,604     4,078        --        --        --        --        --        --        --        --
INTERNATIONAL CORE TRUST (FORMERLY INTERNATIONAL STOCK TRUST) - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         19.845    18.109    14.755    12.937    11.378     8.879    11.527    14.938    18.202    14.266
Value at End of Year           11.980    19.845    18.109    14.755    12.937    11.378     8.879    11.527    14.938    18.202
Vision No. of Units           254,275   315,625   329,997   349,025   423,479   467,360   531,428   683,631   890,893   171,067
NY Vision No. of Units         13,760    22,986    25,344    28,480    31,133    36,051    50,304    66,048    58,998    15,682
INTERNATIONAL CORE TRUST (FORMERLY INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         21.396    21.102        --        --        --        --        --        --        --        --
Value at End of Year           12.878    21.396        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       39,164     4,786        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       132        --        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         22.088    20.208    16.485    14.484    12.765     9.963    12.500        --        --        --
Value at End of Year           13.301    22.088    20.208    16.485    14.484    12.765     9.963        --        --        --
Vision No. of Units            63,830    78,374   113,065   106,440   121,899   141,210    70,159        --        --        --
NY Vision No. of Units            196     3,923     3,923     3,923     3,923     4,315    10,725        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         21.156    20.893        --        --        --        --        --        --        --        --
Value at End of Year           12.708    21.156        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        4,920     2,629        --        --        --        --        --        --        --        --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year         23.540    20.736    16.799    14.645    12.500        --        --        --        --        --
Value at End of Year           12.840    23.540    20.736    16.799    14.645        --        --        --        --        --
Vision No. of Units            24,247    38,182    54,512    26,628    26,406        --        --        --        --        --
NY Vision No. of Units          3,736     3,513     6,715     4,181     3,202        --        --        --        --        --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year         23.364    20.627    16.740    14.621    12.500        --        --        --        --        --
Value at End of Year           12.720    23.364    20.627    16.740    14.621        --        --        --        --        --
Vision No. of Units            25,399    23,231    49,177    44,202    51,456        --        --        --        --        --
NY Vision No. of Units         25,262    25,262        --       335       362        --        --        --        --        --
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         21.997    19.392        --        --        --        --        --        --        --        --
Value at End of Year           10.669    21.997        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       30,033    11,663        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units        48       153        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         22.026    18.698    15.342    12.500        --        --        --        --        --        --
Value at End of Year           10.688    22.026    18.698    15.342        --        --        --        --        --        --
Vision No. of Units            47,767    71,855    53,851    78,604        --        --        --        --        --        --
NY Vision No. of Units          2,213     4,051     2,151     1,837        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         21.880    19.315        --        --        --        --        --        --        --        --
Value at End of Year           10.591    21.880        --        --        --        --        --        --        --        --
Vision 2007 No. of Units          785        45        --        --        --        --        --        --        --        --
INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 3-04-1996)
Contracts with no Optional Benefits
Value at Start of Year         27.647    25.523    20.314    18.756    15.751    10.334    12.617    18.618    26.718    14.688
Value at End of Year           12.785    27.647    25.523    20.314    18.756    15.751    10.334    12.617    18.618    26.718
Vision No. of Units           172,415   218,424   222,864   232,787   278,172   330,568   384,375   540,914   680,580   677,004
NY Vision No. of Units          5,362     6,124     8,264    10,888    11,835    14,245    16,177    24,022    33,039     9,893
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         26.111    26.987        --        --        --        --        --        --        --        --
Value at End of Year           12.036    26.111        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       10,077    11,667        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         27.071    25.045    19.961    18.468    15.535    10.207    12.500        --        --        --
Value at End of Year           12.485    27.071    25.045    19.961    18.468    15.535    10.207        --        --        --
Vision No. of Units            12,643    20,340    30,137    35,517    77,862    41,614    11,914        --        --        --
NY Vision No. of Units          1,029     2,676     2,417     2,417       379       379     1,343        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         25.818    26.720        --        --        --        --        --        --        --        --
Value at End of Year           11.877    25.818        --        --        --        --        --        --        --        --
Vision 2007 No. of Units          533       608        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits
Value at Start of Year         21.503    19.961    15.659    14.401    12.045     8.453    10.460    11.813    12.839    12.500
Value at End of Year           12.126    21.503    19.961    15.659    14.401    12.045     8.453    10.460    11.813    12.839
Vision No. of Units           584,997   744,010   867,625   974,772   593,672   582,158   530,589   385,434   272,914   138,371
NY Vision No. of Units         33,685    43,058    53,159    68,605    43,527    53,622    53,904    46,660    26,480    13,082
INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         24.557    24.216        --        --        --        --        --        --        --        --
Value at End of Year           13.806    24.557        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       35,617    29,211        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       537       537        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         24.557    24.168    19.006    17.516    14.672    10.321    12.500        --        --        --
Value at End of Year           13.806    24.557    24.168    19.006    17.516    14.672    10.321        --        --        --
Vision No. of Units           211,028   247,548   314,031   339,694   339,281   287,672   140,320        --        --        --
NY Vision No. of Units          3,906     7,540     8,897    11,350    11,462    12,726    12,021        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         24.282    23.977        --        --        --        --        --        --        --        --
Value at End of Year           13.624    24.282        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,566     1,576        --        --        --        --        --        --        --        --
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         18.389    17.604    17.279    17.177    16.662    15.784    14.596    13.827    12.848    13.300
Value at End of Year           17.784    18.389    17.604    17.279    17.177    16.662    15.784    14.596    13.827    12.848
Vision No. of Units           399,645   453,424   506,122   628,155   798,147 1,139,573 1,432,532 1,480,378 1,452,401 1,767,833
NY Vision No. of Units         17,423    24,953    27,252    36,839    41,763    45,530    54,944    57,938    39,894    33,538
INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.345    14.956        --        --        --        --        --        --        --        --
Value at End of Year           14.811    15.345        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       48,489    48,533        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    10,758     1,266        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.478    14.857    14.613    14.560    14.145    13.410    12.500        --        --        --
Value at End of Year           14.947    15.478    14.857    14.613    14.560    14.145    13.410        --        --        --
Vision No. of Units           133,342   168,568   190,439   215,659   247,442   281,976   156,957        --        --        --
NY Vision No. of Units          2,496     2,672     4,753     4,812     3,843     8,656    18,757        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.173    14.808        --        --        --        --        --        --        --        --
Value at End of Year           14.616    15.173        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       13,492    13,220        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       126        --        --        --        --        --        --        --        --        --
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES I SHARES (units first credited
4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --    15.587    14.925    12.107    15.951    19.734    23.393    18.983
Value at End of Year               --        --        --    15.370    15.587    14.925    12.107    15.951    19.734    23.393
Vision No. of Units                --        --        --   410,266   551,641   759,499 1,017,672 1,171,728 1,348,757   797,949
NY Vision No. of Units             --        --        --    49,250    61,761    70,296    81,884   111,949   120,286    62,552
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited
1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --    12.285    11.783     9.565    12.500        --        --        --
Value at End of Year               --        --        --    12.082    12.285    11.783     9.565        --        --        --
Vision No. of Units                --        --        --   238,553   236,187   213,984   132,272        --        --        --
NY Vision No. of Units             --        --        --     2,043     4,764     6,627     7,377        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
Value at Start of Year         15.403    15.464    13.772    12.500        --        --        --        --        --        --
Value at End of Year            9.139    15.403    15.464    13.772        --        --        --        --        --        --
Vision No. of Units           593,912   713,443     3,172     3,940        --        --        --        --        --        --
NY Vision No. of Units         15,083    16,894        --        --        --        --        --        --        --        --
LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year         24.929    24.329    21.366    18.844    15.764    12.500        --        --        --        --
Value at End of Year           15.688    24.929    24.329    21.366    18.844    15.764        --        --        --        --
Vision No. of Units            52,908    90,316   128,608   127,149    73,304    15,171        --        --        --        --
NY Vision No. of Units          5,653     6,962     8,542     4,356       718        --        --        --        --        --
LIFESTYLE AGGRESSIVE TRUST (FORMERLY LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Contracts with no Optional Benefits
Value at Start of Year         19.592    18.351    16.157    14.846    13.005     9.800    12.566    14.800    15.855    14.064
Value at End of Year           11.178    19.592    18.351    16.157    14.846    13.005     9.800    12.566    14.800    15.855
Vision No. of Units           309,019   408,141   530,871   546,126   796,365   834,546   284,125   304,233   260,737   190,056
NY Vision No. of Units         15,357    15,357    18,864    16,949    21,632    20,110    20,490    23,384    23,564    11,343
LIFESTYLE AGGRESSIVE TRUST (FORMERLY LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         19.850    19.754        --        --        --        --        --        --        --        --
Value at End of Year           11.289    19.850        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       61,553    23,380        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         19.876    18.641    16.451    15.139    13.262     9.993    12.500        --        --        --
Value at End of Year           11.309    19.876    18.641    16.451    15.139    13.262     9.993        --        --        --
Vision No. of Units            47,159    65,924    73,302   103,371   160,954    68,010    62,892        --        --        --
NY Vision No. of Units         22,233    22,194    23,145    24,542    28,234    15,525    15,674        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         19.628    19.556        --        --        --        --        --        --        --        --
Value at End of Year           11.140    19.628        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       10,593        --        --        --        --        --        --        --        --        --
LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Contracts with no Optional Benefits
Value at Start of Year         22.439    21.428    19.323    18.379    16.464    13.501    15.242    16.274    16.136    14.591
Value at End of Year           15.163    22.439    21.428    19.323    18.379    16.464    13.501    15.242    16.274    16.136
Vision No. of Units         2,305,253 2,894,254 3,039,265 3,007,734 2,245,687 2,312,644 2,138,855 2,390,780 1,782,717 1,938,056
NY Vision No. of Units         74,254    85,317   101,319   118,448   127,182   118,939   115,952   138,316   124,591    40,993
LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         18.688    18.654        --        --        --        --        --        --        --        --
Value at End of Year           12.595    18.688        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    5,029,737 2,658,693        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    61,124    25,361        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         18.483    17.684    15.979    15.209    13.634    11.181    12.500        --        --        --
Value at End of Year           12.462    18.483    17.684    15.979    15.209    13.634    11.181        --        --        --
Vision No. of Units         2,858,463 3,456,548 3,977,867 3,988,435 3,896,603 1,398,810   324,034        --        --        --
NY Vision No. of Units         70,135   105,543   122,863   132,808   148,962   138,369   123,526        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         18.479    18.470        --        --        --        --        --        --        --        --
Value at End of Year           12.428    18.479        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    2,175,362 1,095,605        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    81,415    46,433        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
LIFESTYLE CONSERVATIVE TRUST (FORMERLY LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Contracts with no Optional Benefits
Value at Start of Year         21.625    20.865    19.561    19.328    18.097    16.492    16.483    16.235    15.325    14.951
Value at End of Year           17.959    21.625    20.865    19.561    19.328    18.097    16.492    16.483    16.235    15.325
Vision No. of Units           511,989   491,684   509,041   649,214   978,657   788,284   849,528   872,201   715,952   847,076
NY Vision No. of Units          6,019    53,289     7,241    13,790    44,999    88,671    88,577    94,167     4,840    36,541
LIFESTYLE CONSERVATIVE TRUST (FORMERLY LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         16.209    16.073        --        --        --        --        --        --        --        --
Value at End of Year           13.437    16.209        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    1,411,305   551,217        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units   111,867     7,072        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         16.322    15.779    14.835    14.669    13.744    12.526    12.500        --        --        --
Value at End of Year           13.437    16.322    15.779    14.835    14.669    13.744    12.526        --        --        --
Vision No. of Units         1,140,370 1,091,111 1,224,769 1,475,239 1,572,124   906,925   432,867        --        --        --
NY Vision No. of Units         19,328     6,606     6,606    10,162    10,162    10,886     8,852        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         16.027    15.914        --        --        --        --        --        --        --        --
Value at End of Year           13.260    16.027        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      381,523   148,631        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    31,141     9,185        --        --        --        --        --        --        --        --
LIFESTYLE GROWTH TRUST (FORMERLY LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Contracts with no Optional Benefits
Value at Start of Year         21.480    20.311    18.192    17.019    15.100    11.850    14.316    16.002    16.767    14.624
Value at End of Year           13.394    21.480    20.311    18.192    17.019    15.100    11.850    14.316    16.002    16.767
Vision No. of Units         1,162,768 1,370,515 1,492,173 1,682,350 1,662,034 1,661,216 1,661,556 1,755,365 1,530,745 1,578,492
NY Vision No. of Units         62,710    64,243    52,975    62,458   113,529    93,799    93,684   106,017   112,391    80,481
LIFESTYLE GROWTH TRUST (FORMERLY LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         19.161    19.084        --        --        --        --        --        --        --        --
Value at End of Year           11.930    19.161        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    5,427,605 3,042,759        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units   289,890   205,379        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         18.977    17.989    16.143    15.124    13.417    10.538    12.500        --        --        --
Value at End of Year           11.821    18.977    17.989    16.143    15.124    13.417    10.538        --        --        --
Vision No. of Units         1,041,486 1,301,870 1,525,517 1,880,873 2,426,711   721,435   221,186        --        --        --
NY Vision No. of Units          7,106     7,797    15,380    12,849     6,730     3,680     6,080        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         18.946    18.895        --        --        --        --        --        --        --        --
Value at End of Year           11.772    18.946        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    2,735,579 1,053,850        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units   181,468    87,622        --        --        --        --        --        --        --        --
LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Contracts with no Optional Benefits
Value at Start of Year         22.009    21.252    19.567    19.098    17.486    15.088    15.984    16.432    16.022    15.097
Value at End of Year           16.402    22.009    21.252    19.567    19.098    17.486    15.088    15.984    16.432    16.022
Vision No. of Units         1,093,264 1,138,387 1,305,781 1,323,108   966,969   947,069   964,958 1,131,984 1,111,820 1,272,100
NY Vision No. of Units         10,672    30,588    40,633    40,520    60,993    50,413    50,067    57,465    14,462     7,292
LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         17.202    17.191        --        --        --        --        --        --        --        --
Value at End of Year           12.792    17.202        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    1,713,221   768,241        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    61,975    18,497        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         17.190    16.631    15.345    15.000    13.734    11.850    12.500        --        --        --
Value at End of Year           12.789    17.190    16.631    15.345    15.000    13.734    11.850        --        --        --
Vision No. of Units         1,131,203 1,333,395 1,450,423 1,597,380 1,520,077   696,254   214,501        --        --        --
NY Vision No. of Units          9,426     9,624    19,016    56,039    58,618    57,871    66,815        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         17.010    17.021        --        --        --        --        --        --        --        --
Value at End of Year           12.623    17.010        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      676,737   257,953        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    30,333    15,286        --        --        --        --        --        --        --        --
MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --    16.991    15.135    12.500        --        --        --        --
Value at End of Year               --        --        --    17.698    16.991    15.135        --        --        --        --
Vision No. of Units                --        --        --    88,884    92,929    67,285        --        --        --        --
NY Vision No. of Units             --        --        --       814       897     1,699        --        --        --        --
MID CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         20.265    19.164    17.757    16.115    14.145    10.686    12.806    13.250    12.500        --
Value at End of Year           12.674    20.265    19.164    17.757    16.115    14.145    10.686    12.806    13.250        --
Vision No. of Units           128,990   140,521   164,047   134,915   155,072   161,869   189,866   294,269   196,940        --
NY Vision No. of Units          3,546     3,038     4,167     5,408     4,702     7,459     4,194     4,310     1,239        --
MID CAP INDEX TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         18.724    19.251        --        --        --        --        --        --        --        --
Value at End of Year           11.684    18.724        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        6,840     4,485        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         19.623    18.588    17.266    15.701    13.803    10.447    12.500        --        --        --
Value at End of Year           12.251    19.623    18.588    17.266    15.701    13.803    10.447        --        --        --
Vision No. of Units            38,169    45,406    57,009    54,005    70,577    67,822    36,288        --        --        --
NY Vision No. of Units          4,414     3,999    23,534    23,565    25,633    26,433     2,341        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         18.514    19.060        --        --        --        --        --        --        --        --
Value at End of Year           11.530    18.514        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        4,425       136        --        --        --        --        --        --        --        --
MID CAP INTERSECTION TRUST - SERIES II SHARES (units first credited 5-01-2007)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         11.489    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.531    11.489        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       20,540     3,345        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         11.492    12.500        --        --        --        --        --        --        --        --
Value at End of Year            6.537    11.492        --        --        --        --        --        --        --        --
Vision No. of Units             3,560       371        --        --        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year             --    12.500        --        --        --        --        --        --        --        --
Value at End of Year               --    11.473        --        --        --        --        --        --        --        --
Vision 2007 No. of Units           --        --        --        --        --        --        --        --        --        --
MID CAP STOCK TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits
Value at Start of Year         19.686    16.197    14.502    12.867    10.990     7.850    10.306    11.773    12.463    12.500
Value at End of Year           10.888    19.686    16.197    14.502    12.867    10.990     7.850    10.306    11.773    12.463
Vision No. of Units           461,092   503,019   582,739   696,997   427,221   395,828   424,963   503,631   578,523   142,342
NY Vision No. of Units         36,857    48,181    63,951    75,954    42,316    43,971    43,403    49,666    49,940    24,424

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP STOCK TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         25.013    22.087        --        --        --        --        --        --        --        --
Value at End of Year           13.802    25.013        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       13,595    15,676        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         23.821    19.635    17.616    15.651    13.400     9.595    12.500        --        --        --
Value at End of Year           13.151    23.821    19.635    17.616    15.651    13.400     9.595        --        --        --
Vision No. of Units           117,564   130,148   169,151   195,743   208,908   151,270    79,684        --        --        --
NY Vision No. of Units          7,382     9,497    12,055     4,524     2,210     3,814     4,223        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         24.733    21.869        --        --        --        --        --        --        --        --
Value at End of Year           13.620    24.733        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,905     1,635        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     3,947        --        --        --        --        --        --        --        --        --
MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         20.077    20.272    18.356    17.278    14.114    11.446    12.945    12.500        --        --
Value at End of Year           12.038    20.077    20.272    18.356    17.278    14.114    11.446    12.945        --        --
Vision No. of Units           213,745   262,884   319,673   409,690   475,204   466,848   494,726   205,014        --        --
NY Vision No. of Units          7,244     9,010    16,743    33,506    34,470    29,242    32,459    15,970        --        --
MID CAP VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         18.767    20.072    18.214    17.182    14.063    11.425    12.500        --        --        --
Value at End of Year           11.223    18.767    20.072    18.214    17.182    14.063    11.425        --        --        --
Vision No. of Units           158,020   220,373   273,372   373,347   413,332   335,931   173,206        --        --        --
NY Vision No. of Units          6,829     8,134    11,732    12,101    12,539    18,429    20,734        --        --        --
MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year         16.263    16.484    13.959        --        --        --        --        --        --        --
Value at End of Year           10.417    16.263    16.484    13.959        --        --        --        --        --        --
Vision No. of Units            27,104    50,251    41,998        --        --        --        --        --        --        --
NY Vision No. of Units             --       289       282        --        --        --        --        --        --        --
MONEY MARKET TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         13.433    13.062    12.714    12.590    12.697    12.834    12.896    12.658    12.153    11.812
Value at End of Year           13.446    13.433    13.062    12.714    12.590    12.697    12.834    12.896    12.658    12.153
Vision No. of Units         1,497,725 1,164,520 1,024,212 1,348,979 1,434,944 2,477,371 5,335,796 8,644,409 6,958,760 9,395,358
NY Vision No. of Units         71,727    66,046    75,237    73,924    84,693   117,896   545,386   674,712   260,260   125,081
MONEY MARKET TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         12.859    12.649        --        --        --        --        --        --        --        --
Value at End of Year           12.838    12.859        --        --        --        --        --        --        --        --
Vision 2007 No. of Units    2,200,878   693,505        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    29,208    67,194        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         12.859    12.540    12.231    12.136    12.264    12.420    12.500        --        --        --
Value at End of Year           12.857    12.859    12.540    12.231    12.136    12.264    12.420        --        --        --
Vision No. of Units         1,039,982   689,415   553,669   670,725   824,056 1,255,532 2,898,318        --        --        --
NY Vision No. of Units         73,752    58,730     9,590    12,376    16,272    41,698   151,388        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         12.714    12.524        --        --        --        --        --        --        --        --
Value at End of Year           12.669    12.714        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      612,416    66,601        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units    11,976     7,802        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         51.707    41.756        --        --        --        --        --        --        --        --
Value at End of Year           24.544    51.707        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       17,150     9,680        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       162     2,053        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         51.827    37.521    31.257    21.702    17.786    12.500        --        --        --        --
Value at End of Year           24.614    51.827    37.521    31.257    21.702    17.786        --        --        --        --
Vision No. of Units            89,309   166,154   144,402   203,251   147,471   110,351        --        --        --        --
NY Vision No. of Units          4,787     6,398     6,283     8,384     2,862        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         51.227    21.725        --        --        --        --        --        --        --        --
Value at End of Year           24.268    51.227        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,932     1,411        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       359       199        --        --        --        --        --        --        --        --
OPTIMIZED ALL CAP TRUST (FORMERLY QUANTITATIVE ALL CAP TRUST) - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year         21.292    20.902    18.492    17.348    15.380    12.500        --        --        --        --
Value at End of Year           11.886    21.292    20.902    18.492    17.348    15.380        --        --        --        --
Vision No. of Units             2,189     2,206     2,575     4,723     4,994        --        --        --        --        --
NY Vision No. of Units             --       461        --        --        --        --        --        --        --        --
OPTIMIZED VALUE TRUST (FORMERLY QUANTITATIVE VALUE TRUST) - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year         17.198    18.482    15.521    14.501    12.500        --        --        --        --        --
Value at End of Year            9.919    17.198    18.482    15.521    14.501        --        --        --        --        --
Vision No. of Units             5,088     7,148     7,590     1,640       633        --        --        --        --        --
NY Vision No. of Units          1,520     1,520     1,010     1,010        --        --        --        --        --        --
OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year         19.658    17.812    15.135    12.500        --        --        --        --        --        --
Value at End of Year           11.177    19.658    17.812    15.135        --        --        --        --        --        --
Vision No. of Units             2,658     4,978     8,223     4,463        --        --        --        --        --        --
NY Vision No. of Units            700       846     1,119       186        --        --        --        --        --        --
OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 1-01-1995)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    11.418     8.071    10.444    13.459    16.834    12.169
Value at End of Year               --        --        --        --    12.555    11.418     8.071    10.444    13.459    16.834
Vision No. of Units                --        --        --        --   700,386   873,347 1,181,755 1,595,282 1,966,967 1,593,099
NY Vision No. of Units             --        --        --        --    38,366    41,148    48,767    67,021    74,782    26,271
OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II
SHARES (units first credited 1-28-2002) Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    14.151    10.010    12.500        --        --        --
Value at End of Year               --        --        --        --    15.528    14.151    10.010        --        --        --
Vision No. of Units                --        --        --        --    98,213    50,276    32,927        --        --        --
NY Vision No. of Units             --        --        --        --     3,700     2,501     1,240        --        --        --
PACIFIC RIM TRUST (FORMERLY PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         14.516    13.523    12.379    10.008     8.703     6.288     7.309     9.126    12.267     7.657
Value at End of Year            8.565    14.516    13.523    12.379    10.008     8.703     6.288     7.309     9.126    12.267
Vision No. of Units           112,114   127,058   150,011   215,202   180,270   256,807   249,577   324,465   396,096   382,167
NY Vision No. of Units          5,294     5,883     7,728     6,441     6,466     5,592     5,239    10,087    12,724    11,339
PACIFIC RIM TRUST (FORMERLY PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         22.619    21.725        --        --        --        --        --        --        --        --
Value at End of Year           13.323    22.619        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,174       977        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       276       293        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         24.456    22.845    20.938    16.971    14.772    10.687    12.500        --        --        --
Value at End of Year           14.412    24.456    22.845    20.938    16.971    14.772    10.687        --        --        --
Vision No. of Units            27,620    40,266    61,597   145,170    62,438   136,272    19,570        --        --        --
NY Vision No. of Units             --        --        --        --        --        --       919        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         22.366    21.510        --        --        --        --        --        --        --        --
Value at End of Year           13.147    22.366        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,820     4,490        --        --        --        --        --        --        --        --
PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-01-2004)
Contracts with no Optional Benefits
Value at Start of Year         15.738    14.815    14.432    13.849    12.500        --        --        --        --        --
Value at End of Year           12.976    15.738    14.815    14.432    13.849        --        --        --        --        --
Vision No. of Units           103,923    84,657   121,451   166,206   133,379        --        --        --        --        --
QUANTITATIVE MID CAP TRUST (MERGED INTO MID CAP INDEX TRUST EFF 4-25-08) - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year             --    13.916    13.591    12.160    10.458     7.675    10.087    12.500        --        --
Value at End of Year               --    13.403    13.916    13.591    12.160    10.458     7.675    10.087        --        --
Vision No. of Units                --    17,669    21,640    31,743    28,092    29,363    31,429    23,870        --        --
NY Vision No. of Units             --     1,349     1,349     1,724       670       554       993        --        --        --
QUANTITATIVE MID CAP TRUST (MERGED INTO MID CAP INDEX TRUST EFF 4-25-08) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --    17.428    17.071    15.305    13.199     9.701    12.500        --        --        --
Value at End of Year               --    16.766    17.428    17.071    15.305    13.199     9.701        --        --        --
Vision No. of Units                --     3,059     4,064     8,867     8,412     5,550     2,382        --        --        --
NY Vision No. of Units             --       573       573     3,565     3,565     3,565     3,565        --        --        --
REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         30.961    37.303    27.458    24.956    19.216    14.039    13.914    13.714    11.091    12.256
Value at End of Year           18.447    30.961    37.303    27.458    24.956    19.216    14.039    13.914    13.714    11.091
Vision No. of Units           157,629   197,798   283,019   322,839   413,969   400,211   427,824   412,548   535,030   360,400
NY Vision No. of Units          7,764     9,058     9,788    12,134    11,992    13,691    14,770    11,794    11,808     3,790
REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         25.766    31.654        --        --        --        --        --        --        --        --
Value at End of Year           15.304    25.766        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       10,139     3,046        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       224        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         25.766    33.503    24.712    22.500    17.360    12.703    12.500        --        --        --
Value at End of Year           16.495    25.766    33.503    24.712    22.500    17.360    12.703        --        --        --
Vision No. of Units            62,339    86,899   121,103   132,641   180,758   136,270    85,296        --        --        --
NY Vision No. of Units          2,727     2,813     2,866     3,055     3,941     7,255     5,111        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         25.477    31.341        --        --        --        --        --        --        --        --
Value at End of Year           15.102    25.477        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,935     2,303        --        --        --        --        --        --        --        --
REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year         14.825    13.599    13.798    13.859    12.959    12.500        --        --        --        --
Value at End of Year           12.893    14.825    13.599    13.798    13.859    12.959        --        --        --        --
Vision No. of Units           346,114   414,976   529,778   669,415   612,969   542,668        --        --        --        --
NY Vision No. of Units         16,194     8,261    11,702    17,506     9,481     2,009        --        --        --        --
SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         14.795    12.581    12.121    12.070    12.165     8.223    14.114    24.427    37.661    19.192
Value at End of Year            8.084    14.795    12.581    12.121    12.070    12.165     8.223    14.114    24.427    37.661
Vision No. of Units           390,387   436,962   523,646   725,528   968,741 1,228,091 1,346,234 2,600,607 2,552,025 1,876,212
NY Vision No. of Units         34,128    39,983    50,775    67,656    79,386    95,288    95,974   134,829   154,704    74,837

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         16.564    14.638        --        --        --        --        --        --        --        --
Value at End of Year            9.031    16.564        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,824       416        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       641       268        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         13.168    11.225    10.829    10.812    10.906     7.369    12.500        --        --        --
Value at End of Year            7.184    13.168    11.225    10.829    10.812    10.906     7.369        --        --        --
Vision No. of Units            52,656    65,770    60,175    69,235    91,131    70,316    24,609        --        --        --
NY Vision No. of Units            423     1,317     4,287     4,376     4,517    10,328     5,432        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         16.378    14.493        --        --        --        --        --        --        --        --
Value at End of Year            8.912    16.378        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,527     2,268        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       292       292        --        --        --        --        --        --        --        --
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         19.665    18.405        --        --        --        --        --        --        --        --
Value at End of Year           11.638    19.665        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       22,735    10,546        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         19.691    17.597    15.801    12.500        --        --        --        --        --        --
Value at End of Year           11.660    19.691    17.597    15.801        --        --        --        --        --        --
Vision No. of Units            99,395    85,282    52,526    22,646        --        --        --        --        --        --
NY Vision No. of Units          2,907     1,385     1,274     1,107        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         19.560    18.332        --        --        --        --        --        --        --        --
Value at End of Year           11.553    19.560        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,282       150        --        --        --        --        --        --        --        --
SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         16.807    17.467    15.098    14.773    12.801     8.927    11.557    11.577    12.500        --
Value at End of Year           10.958    16.807    17.467    15.098    14.773    12.801     8.927    11.557    11.577        --
Vision No. of Units            28,756    46,040    71,913    86,101    97,327   146,643   115,474   200,286    22,709        --
NY Vision No. of Units          1,831     1,840     3,706     3,715     7,830     6,228    10,567     3,898       363        --
SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         18.274    19.027    16.483    16.158    14.025     9.811    12.500        --        --        --
Value at End of Year           11.893    18.274    19.027    16.483    16.158    14.025     9.811        --        --        --
Vision No. of Units            30,780    42,185    57,870    58,758   101,662    77,612    43,466        --        --        --
NY Vision No. of Units          6,327     6,327    25,430    26,111    29,092    29,216     3,468        --        --        --
SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year         22.322    24.578    22.621        --        --        --        --        --        --        --
Value at End of Year           12.705    22.322    24.578    22.621        --        --        --        --        --        --
Vision No. of Units            99,646   114,247   140,070        --        --        --        --        --        --        --
NY Vision No. of Units          5,756    10,529    14,065        --        --        --        --        --        --        --
SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         22.153    24.976        --        --        --        --        --        --        --        --
Value at End of Year           12.576    22.153        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        4,400       121        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         22.205    24.487    22.591    21.342    17.292    12.500        --        --        --        --
Value at End of Year           12.612    22.205    24.487    22.591    21.342    17.292        --        --        --        --
Vision No. of Units            45,098    48,711    55,347    75,378    17,925   386,109        --        --        --        --
NY Vision No. of Units            683       754       769     1,657        43        43        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         21.948    24.778        --        --        --        --        --        --        --        --
Value at End of Year           12.434    21.948        --        --        --        --        --        --        --        --
Vision 2007 No. of Units          274        --        --        --        --        --        --        --        --        --
SMALL CAP TRUST (MERGED INTO SMALL CAP GROWTH TRUST EFF 11-7-08) - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
Value at Start of Year             --    14.945    14.145        --        --        --        --        --        --        --
Value at End of Year               --    14.741    14.945    14.145        --        --        --        --        --        --
Vision No. of Units                --       814     3,074        --        --        --        --        --        --        --
SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.857    17.797        --        --        --        --        --        --        --        --
Value at End of Year           11.495    15.857        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       13,786    11,767        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.878    16.667    14.234    12.500        --        --        --        --        --        --
Value at End of Year           11.516    15.878    16.667    14.234        --        --        --        --        --        --
Vision No. of Units           111,047   123,900   142,919    70,587        --        --        --        --        --        --
NY Vision No. of Units          6,884     3,918     1,219       807        --        --        --        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.773    17.726        --        --        --        --        --        --        --        --
Value at End of Year           11.411    15.773        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,245       455        --        --        --        --        --        --        --        --
SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
5-01-1999)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    12.134     8.830    12.058    12.550    15.896    12.500
Value at End of Year               --        --        --        --    12.793    12.134     8.830    12.058    12.550    15.896
Vision No. of Units                --        --        --        --   352,041   390,632   546,737   582,591   760,889   130,739
NY Vision No. of Units             --        --        --        --    25,532    27,428    27,037    34,159    19,926     7,240
SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    12.901     9.393    12.500        --        --        --
Value at End of Year               --        --        --        --    13.582    12.901     9.393        --        --        --
Vision No. of Units                --        --        --        --   143,207   101,421    94,465        --        --        --
NY Vision No. of Units             --        --        --        --     2,757     4,236    19,978        --        --        --
SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year         14.922    16.264    15.686    15.045    12.500        --        --        --        --        --
Value at End of Year            8.321    14.922    16.264    15.686    15.045        --        --        --        --        --
Vision No. of Units             4,978     6,319    10,967    43,099    65,843        --        --        --        --        --
NY Vision No. of Units             --        --        --     2,465        --        --        --        --        --        --
SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 10-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         22.495    23.148    20.388    19.365    15.726    11.960    12.926    12.336    11.838    11.144
Value at End of Year           16.140    22.495    23.148    20.388    19.365    15.726    11.960    12.926    12.336    11.838
Vision No. of Units           265,837   342,077   458,561   515,946   649,789   678,625   824,413   687,403   611,635   658,008
NY Vision No. of Units         12,698    14,987    20,025    33,106    31,471    30,890    38,294    37,612    29,335    12,959
SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         18.982    20.624        --        --        --        --        --        --        --        --
Value at End of Year           13.582    18.982        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       16,769    13,573        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       569       442        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         18.982    22.113    19.512    18.576    15.116    11.506    12.500        --        --        --
Value at End of Year           13.582    18.982    22.113    19.512    18.576    15.116    11.506        --        --        --
Vision No. of Units           102,589   130,918   166,052   200,765   270,708   213,791   140,503        --        --        --
NY Vision No. of Units          6,941     7,301     7,999     4,935     6,101     5,731     7,260        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         18.769    20.420        --        --        --        --        --        --        --        --
Value at End of Year           13.403    18.769        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        1,717       516        --        --        --        --        --        --        --        --
SPECIAL VALUE TRUST (MERGED INTO SMALL CAP VALUE TRUST EFF 11-09-2007) - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year             --        --    19.101    18.440    15.630    12.500        --        --        --        --
Value at End of Year               --        --    20.779    19.101    18.440    15.630        --        --        --        --
Vision No. of Units                --        --    10,056    12,406    11,213     3,281        --        --        --        --
NY Vision No. of Units             --        --       267       304     3,130        --        --        --        --        --
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         20.662    21.040    19.980    19.778    18.851    16.943    15.808    15.128    14.322    14.244
Value at End of Year           17.056    20.662    21.040    19.980    19.778    18.851    16.943    15.808    15.128    14.322
Vision No. of Units           353,337   481,048   546,559   624,802   678,695   905,492 1,021,713 1,142,732 1,385,287 2,000,055
NY Vision No. of Units         10,586    11,901    11,877    18,177    17,846    20,535    21,914    30,635    32,503    13,538
STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.693    16.185        --        --        --        --        --        --        --        --
Value at End of Year           12.914    15.693        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       53,998    49,086        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     3,429        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.965    16.274    15.482    15.364    14.681    13.217    12.500        --        --        --
Value at End of Year           13.145    15.965    16.274    15.482    15.364    14.681    13.217        --        --        --
Vision No. of Units            63,869    97,125   133,939   155,905   172,556   119,914    45,095        --        --        --
NY Vision No. of Units          1,690     2,227     3,711     1,534     2,741     7,311     8,874        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.517    16.025        --        --        --        --        --        --        --        --
Value at End of Year           12.743    15.517        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,774     1,013        --        --        --        --        --        --        --        --
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --     9.626     7.714    10.898    12.500        --        --
Value at End of Year               --        --        --        --    10.089     9.626     7.714    10.898        --        --
Vision No. of Units                --        --        --        --    75,610    90,545   136,923   105,087        --        --
NY Vision No. of Units             --        --        --        --    11,944    14,290    13,854    12,496        --        --
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --        --    11.546     9.271    12.500        --        --        --
Value at End of Year               --        --        --        --    12.069    11.546     9.271        --        --        --
Vision No. of Units                --        --        --        --    72,903    88,597    63,168        --        --        --
NY Vision No. of Units             --        --        --        --     3,936     5,103     4,825        --        --        --
STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year         14.323    13.798    13.505    13.461    12.500        --        --        --        --        --
Value at End of Year           12.853    14.323    13.798    13.505    13.461        --        --        --        --        --
Vision No. of Units            22,756    32,340    29,067    28,490    18,868        --        --        --        --        --
STRATEGIC OPPORTUNITIES TRUST (MERGED INTO LARGE CAP TRUST EFF 04-27-2007) - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional
Benefits
Value at Start of Year             --        --    19.699    18.251    16.521    13.347    22.160    26.587    28.868    22.973
Value at End of Year               --        --    21.734    19.699    18.251    16.521    13.347    22.160    26.587    28.868
Vision No. of Units                --        --   590,077   723,177   994,683 1,251,548 1,622,810 2,177,749 2,668,765 3,040,954
NY Vision No. of Units             --        --    15,145    20,496    30,188    33,632    36,617    56,480    56,953    29,850

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
STRATEGIC OPPORTUNITIES TRUST (MERGED INTO LARGE CAP TRUST EFF 04-27-2007) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --    11.711    10.868     9.831     7.957    12.500        --        --        --
Value at End of Year               --        --    12.893    11.711    10.868     9.831     7.957        --        --        --
Vision No. of Units                --        --    22,044    27,471    49,131    31,815    20,925        --        --        --
NY Vision No. of Units             --        --     1,476     5,326     5,580     5,626     4,354        --        --        --
STRATEGIC VALUE TRUST (FORMERLY CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES I
SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --    11.139     9.599     7.578    10.582    12.500        --        --
Value at End of Year               --        --        --    10.925    11.139     9.599     7.578    10.582        --        --
Vision No. of Units                --        --        --    61,712   100,919    93,899   121,230   135,011        --        --
NY Vision No. of Units             --        --        --     3,591     4,728     4,728     4,482     5,982        --        --
STRATEGIC VALUE TRUST (FORMERLY CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES II
SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --        --        --    13.676    11.804     9.326    12.500        --        --        --
Value at End of Year               --        --        --    13.382    13.676    11.804     9.326        --        --        --
Vision No. of Units                --        --        --    55,784    60,859    39,615    17,378        --        --        --
NY Vision No. of Units             --        --        --     5,304     5,983     6,227     3,444        --        --        --
TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits
Value at Start of Year         17.901    16.776    16.462    16.331    15.819    15.314    14.216    13.348    12.235    12.500
Value at End of Year           18.094    17.901    16.776    16.462    16.331    15.819    15.314    14.216    13.348    12.235
Vision No. of Units           781,401   760,354   845,052   972,495 1,165,555 1,795,491 2,544,928 1,834,033   833,759   395,881
NY Vision No. of Units        111,330   121,703   136,348   177,878   199,361   240,864   263,166   230,671   139,843    67,695
TOTAL RETURN TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.378    14.586        --        --        --        --        --        --        --        --
Value at End of Year           15.512    15.378        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      150,983    49,600        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         15.378    14.511    14.264    14.182    13.770    13.349    12.500        --        --        --
Value at End of Year           15.512    15.378    14.511    14.264    14.182    13.770    13.349        --        --        --
Vision No. of Units           505,682   582,546   658,441   824,605   969,110 1,359,474 1,105,916        --        --        --
NY Vision No. of Units         19,388    32,816    41,149    50,257    49,665    61,467    57,040        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.206    14.441        --        --        --        --        --        --        --        --
Value at End of Year           15.307    15.206        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       18,291     7,217        --        --        --        --        --        --        --        --
TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits
Value at Start of Year         12.917    12.487    11.010    10.590     9.635     7.504     9.692    11.124    12.500        --
Value at End of Year            7.979    12.917    12.487    11.010    10.590     9.635     7.504     9.692    11.124        --
Vision No. of Units            39,535    61,908    85,751    79,622   108,384   120,058   158,434   210,895    81,926        --
NY Vision No. of Units            393       393       393     1,866     1,863     5,603     5,609       393        --        --
TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         16.723    16.195    14.305    13.795    12.568     9.805    12.500        --        --        --
Value at End of Year           10.315    16.723    16.195    14.305    13.795    12.568     9.805        --        --        --
Vision No. of Units            22,060    29,984    60,002    72,137   135,070   108,336    26,113        --        --        --
NY Vision No. of Units            866     1,048     1,196     1,961     1,945     1,927     1,634        --        --        --
U.S. CORE TRUST (MERGED INTO FUNDAMENTAL VALUE TRUST EFF 11-7-08) - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year             --    25.480    23.726    23.640    22.510    18.078    24.289    27.836    30.468    26.057
Value at End of Year               --    25.379    25.480    23.726    23.640    22.510    18.078    24.289    27.836    30.468
Vision No. of Units                -- 1,394,051 1,716,724 2,255,000 2,849,732 3,488,121 4,246,629 5,719,407 6,802,418 7,543,159
NY Vision No. of Units             --    74,087   102,210   137,626   165,732   190,668   200,566   234,749   247,285   155,039

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
U.S. CORE TRUST (MERGED INTO FUNDAMENTAL VALUE TRUST EFF 11-7-08) - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year             --    13.331    12.434    12.412    11.844     9.525    12.500        --        --        --
Value at End of Year               --    13.242    13.331    12.434    12.412    11.844     9.525        --        --        --
Vision No. of Units                --   154,469   207,483   254,272   308,371   306,516   198,134        --        --        --
NY Vision No. of Units             --    10,391    10,980    11,788    12,556    13,305    14,273        --        --        --
U.S. GLOBAL LEADERS GROWTH TRUST (MERGED INTO BLUE CHIP GROWTH TRUST EFF 4-25-08) - SERIES I SHARES (units first credited
4-29-2005)
Contracts with no Optional Benefits
Value at Start of Year             --    12.970    12.951        --        --        --        --        --        --        --
Value at End of Year               --    13.219    12.970    12.951        --        --        --        --        --        --
Vision No. of Units                --    32,480    45,699        --        --        --        --        --        --        --
NY Vision No. of Units             --     3,669     8,312        --        --        --        --        --        --        --
U.S. GLOBAL LEADERS GROWTH TRUST (MERGED INTO BLUE CHIP GROWTH TRUST EFF 4-25-08) - SERIES II SHARES (units first credited
5-03-2004)
Contracts with no Optional Benefits
Value at Start of Year             --    12.943    12.964    13.067    12.500        --        --        --        --        --
Value at End of Year               --    13.175    12.943    12.964    13.067        --        --        --        --        --
Vision No. of Units                --    24,049    26,625    50,349     5,656        --        --        --        --        --
NY Vision No. of Units             --     1,276     2,317     2,366        --        --        --        --        --        --
U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 4-01-1993)
Contracts with no Optional Benefits
Value at Start of Year         16.401    16.166    15.744    15.756    15.570    15.559    14.647    13.914    12.758    13.000
Value at End of Year           15.905    16.401    16.166    15.744    15.756    15.570    15.559    14.647    13.914    12.758
Vision No. of Units           539,744   525,434   590,154   763,363   962,657 1,408,466 1,953,279 1,632,885 1,456,212 1,711,835
NY Vision No. of Units         18,798    20,939    31,156    39,286    70,801    90,200   132,996    98,142    51,956    25,711
U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         13.661    13.645        --        --        --        --        --        --        --        --
Value at End of Year           13.210    13.661        --        --        --        --        --        --        --        --
Vision 2007 No. of Units      176,397    55,693        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     1,613        --        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         13.826    13.658    13.326    13.353    13.219    13.228    12.500        --        --        --
Value at End of Year           13.376    13.826    13.658    13.326    13.353    13.219    13.228        --        --        --
Vision No. of Units           329,105   374,395   399,555   579,790   772,405   817,372   918,341        --        --        --
NY Vision No. of Units          7,773    13,713    15,314    16,879    19,027    26,399    17,113        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         13.508    13.510        --        --        --        --        --        --        --        --
Value at End of Year           13.036    13.508        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       27,935    22,804        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units     4,991        --        --        --        --        --        --        --        --        --
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
Value at Start of Year         13.984    13.846    12.859    12.500        --        --        --        --        --        --
Value at End of Year           10.859    13.984    13.846    12.859        --        --        --        --        --        --
Vision No. of Units             6,373     6,133     5,065       822        --        --        --        --        --        --
NY Vision No. of Units             --        --       154       187        --        --        --        --        --        --
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits
Value at Start of Year         14.592    14.886    13.676    13.139    12.211     9.057    12.308    12.841    12.700    12.500
Value at End of Year            8.771    14.592    14.886    13.676    13.139    12.211     9.057    12.308    12.841    12.700
Vision No. of Units           497,451   618,638   787,362   981,507 1,336,775 1,097,511 1,398,872 1,753,802 1,249,139   806,506
NY Vision No. of Units         43,495    48,707    58,717    71,437    80,467    78,313    82,173   102,006    81,872    42,362
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         15.745    16.742        --        --        --        --        --        --        --        --
Value at End of Year            9.442    15.745        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        4,190     4,769        --        --        --        --        --        --        --        --

Vision/NYVision Prior

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/08  12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Contracts with no Optional Benefits
Value at Start of Year         15.014    15.345    14.136    13.592    12.664     9.419    12.500        --        --        --
Value at End of Year            9.008    15.014    15.345    14.136    13.592    12.664     9.419        --        --        --
Vision No. of Units           131,848   160,834   191,020   230,810   275,089   259,758   182,353        --        --        --
NY Vision No. of Units          8,183     9,392     9,682    12,263    13,512    16,553    16,204        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         15.568    16.576        --        --        --        --        --        --        --        --
Value at End of Year            9.317    15.568        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        3,452     2,663        --        --        --        --        --        --        --        --
UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year         21.730    17.341    13.457    11.710     9.199     6.952     9.244    12.500        --        --
Value at End of Year           13.113    21.730    17.341    13.457    11.710     9.199     6.952     9.244        --        --
Vision No. of Units            64,016    83,082    92,601   121,641   128,239    57,845    58,840    65,131        --        --
NY Vision No. of Units          5,049     5,623     7,166     4,052     3,011     3,492     3,042     1,453        --        --
UTILITIES TRUST - SERIES II SHARES (units first credited 1-28-2002)
Contracts with no Optional Benefits
Value at Start of Year         30.990    24.790    19.271    16.808    13.223    10.013    12.500        --        --        --
Value at End of Year           18.674    30.990    24.790    19.271    16.808    13.223    10.013        --        --        --
Vision No. of Units            30,361    53,700    59,353    96,683    85,644    61,469    25,527        --        --        --
NY Vision No. of Units          1,136       569       399       399        --        --       100        --        --        --
VALUE TRUST - SERIES I SHARES (units first credited 1-01-1997)
Contracts with no Optional Benefits
Value at Start of Year         28.509    26.785    22.495    20.317    17.934    13.139    17.304    17.012    13.883    14.519
Value at End of Year           16.580    28.509    26.785    22.495    20.317    17.934    13.139    17.304    17.012    13.883
Vision No. of Units           219,717   284,170   349,612   430,203   593,567   646,951   945,814 1,083,822 1,138,390 1,253,382
NY Vision No. of Units          8,828     9,896    11,959    19,942    29,145    30,755    33,501    43,115    35,756    29,002
VALUE TRUST - SERIES II SHARES (units first credited 1-28-2002)
Vision 2007 Contracts with no Optional Benefits
Value at Start of Year         20.386    20.538        --        --        --        --        --        --        --        --
Value at End of Year           11.833    20.386        --        --        --        --        --        --        --        --
Vision 2007 No. of Units       11,460     7,635        --        --        --        --        --        --        --        --
NY Vision 2007 No. of Units       291       515        --        --        --        --        --        --        --        --
Contracts with no Optional Benefits
Value at Start of Year         20.700    19.486    16.399    14.838    13.114     9.619    12.500        --        --        --
Value at End of Year           12.021    20.700    19.486    16.399    14.838    13.114     9.619        --        --        --
Vision No. of Units            47,483    62,753    69,477   104,732   146,675   105,467    66,265        --        --        --
NY Vision No. of Units            937       937     1,202     4,824     4,824     5,811     5,811        --        --        --
Vision 2007 Contracts with Annual Step Death Benefit
Value at Start of Year         20.158    20.335        --        --        --        --        --        --        --        --
Value at End of Year           11.676    20.158        --        --        --        --        --        --        --        --
Vision 2007 No. of Units        2,709     2,709        --        --        --        --        --        --        --        --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information

                                                               dated May 1, 2009


                              [JOHN HANCOCK LOGO]

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:


                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           (to be read with this Statement of Additional Information)
                John Hancock AnnuityNote A Share Variable Annuity
                  John Hancock AnnuityNote NAV Variable Annuity
                            Venture Variable Annuity
                          Venture III Variable Annuity
                        Venture Vantage Variable Annuity
                         Venture Vision Variable Annuity
                        Venture Strategy Variable Annuity
                           Wealthmark Variable Annuity
                         Wealthmark ML3 Variable Annuity


You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
        Annuities Service Center            Mailing Address
        164 Corporate Drive                 Post Office Box 9505
        Portsmouth, NH 03801-6815           Portsmouth, NH 03802-9505
        (617) 663-3000 or (800) 344-1029    www.jhannuities.com



JHUSA SEP ACCT H SAI 05/09

                                Table of Contents

GENERAL INFORMATION AND HISTORY...............................................................1
ACCUMULATION UNIT VALUE TABLES................................................................1
SERVICES......................................................................................1
    Independent Registered Public Accounting Firm.............................................1
    Servicing Agent...........................................................................1
    Principal Underwriter.....................................................................1
    Special Compensation and Reimbursement Arrangements.......................................2
STATE VARIATIONS REGARDING RECOGNITION OF SAME-SEX COUPLES....................................5
QUALIFIED PLAN TYPES..........................................................................6
LEGAL AND REGULATORY MATTERS..................................................................10
APPENDIX A: AUDITED FINANCIAL STATEMENTS......................................................A-1

                         General Information and History


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuities Service Center located at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm


The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.


We pay CSC FSG approximately $7.80 per Contract per year, plus certain other fees for the services provided.


Principal Underwriter


John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment Portfolios or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.


Revenue sharing payments assist in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:


NAME OF FIRM

                                   DISTRIBUTOR


                            1st Global Capital Corp.
            A. G. Edwards & Sons, Inc. (acquired by Wachovia in 2008)
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research

                                   DISTRIBUTOR


                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.
                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, LLC
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                              PNC Investments, LLC
                          Prime Capital Services, Inc.
                                ProEquities, Inc.

                                   DISTRIBUTOR


                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, LLC
                      Wachovia Securities Financial Network
                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.


Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


           State Variations Regarding Recognition of Same-Sex Couples

The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:



        STATE                   TYPE OF JURISDICTION                                RELATED RULE
     California                Domestic Partnership
     Connecticut                   Civil Union,
                                 Same-Sex Marriage
District of Columbia           Domestic Partnership
       Hawaii           Reciprocal Beneficiary Relationship
        Iowa                     Same-Sex Marriage
        Maine                  Domestic Partnerships
      Maryland                 Domestic Partnership
    Massachusetts                Same-Sex Marriage
    New Hampshire                   Civil Union
     New Jersey                    Civil Union,                Also recognizes spouses of same-sex marriages who
                               Domestic Partnership            were married in another jurisdiction
      New York                          --                     Recognizes spouses of civil unions and same-sex
                                                               marriages who were married in another jurisdiction
       Oregon                  Domestic Partnership
    Rhode Island                        --                     Recognizes spouses of civil unions and same-sex
                                                               marriages who were married in another jurisdiction
       Vermont                   Same-Sex Marriage
     Washington                Domestic Partnership

                              Qualified Plan Types



TRADITIONAL IRAs

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

      -     made after the Owner attains age 59 1/2;

      -     made after the Owner's death;

      -     attributable to the Owner being disabled; or

      - a qualified first-time homebuyer distribution within the meaning of Section 72(t) (2) (F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

Restrictions on Section 403(b) Qualified Plans

AVAILABILITY. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the
Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      -     earnings on those contributions; and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age
59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.

COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

Restrictions Under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in all Texas public institutions of higher education;

      -     retirement;

      -     death; or

      -     the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code
Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.


                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      -     the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                    APPENDIX A: Audited Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Years Ended December 31, 2008, 2007, and 2006

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm....................................... F-2

Audited Consolidated Financial Statements

 Consolidated Balance Sheets-
 As of December 31, 2008 and 2007............................................................. F-3

 Consolidated Statements of Operations-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-5

 Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Loss)-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-6

 Consolidated Statements of Cash Flows-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-7

 Notes to Consolidated Financial Statements................................................... F-9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders' equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed their method of accounting for collateral related to certain derivative activities and in 2006 the Company changed their method of accounting for defined benefit pension and other postretirement benefit plans.

                                                             /s/ ERNST & YOUNG
                                                               LLP

Boston, Massachusetts
April 16, 2009

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           -----------------------
                                                                              2008        2007
                                                                           -----------------------
                                                                                (in millions)
Assets
 Investments
 Fixed maturities:
   Available-for-sale--at fair value
   (amortized cost: 2008--$14,875; 2007--$13,050).........................   $  14,736   $  13,689
 Equity securities:
   Available-for-sale--at fair value
   (cost: 2008--$517; 2007--$781).........................................         415         956
 Mortgage loans on real estate............................................       2,629       2,414
 Investment real estate...................................................       1,719       1,543
 Policy loans.............................................................       2,785       2,519
 Short-term investments...................................................       3,665       2,723
 Other invested assets....................................................         398         325
                                                                           ----------- -----------
   Total Investments......................................................      26,347      24,169

 Cash and cash equivalents................................................       3,477       3,345
 Accrued investment income................................................         319         310
 Goodwill.................................................................          54          54
 Deferred policy acquisition costs and deferred sales inducements.........       8,293       5,928
 Amounts due from and held for affiliates.................................       2,622       2,723
 Reinsurance recoverable..................................................       1,518       1,390
 Embedded derivatives recoverable for certain separate account guarantees.       4,382         586
 Other assets.............................................................       1,504         619
 Separate account assets..................................................      77,681     105,380
                                                                           ----------- -----------
   Total Assets...........................................................   $ 126,197   $ 144,504
                                                                           =========== ===========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                          December 31,
                                                                                     -----------------------
                                                                                        2008        2007
                                                                                     -----------------------
                                                                                          (in millions)
Liabilities and Shareholder's Equity
Liabilities
 Future policy benefits.............................................................   $  27,796   $  24,594
 Policyholders' funds...............................................................         381         300
 Unearned revenue...................................................................       2,178         543
 Unpaid claims and claim expense reserves...........................................         591         720
 Policyholder dividends payable.....................................................         216         210
 Amounts due to affiliates..........................................................       4,511       4,371
 Current income tax payable.........................................................         142         174
 Deferred income tax liability......................................................         855       1,000
 Embedded derivatives payable for certain separate account guarantees...............       2,859         567
 Other liabilities..................................................................       3,836       1,261
 Separate account liabilities.......................................................      77,681     105,380
                                                                                     ----------- -----------
       Total Liabilities............................................................     121,046     139,120

Commitments, Guarantees, and Legal Proceedings (Note 10)

Shareholder's Equity
 Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares
   issued and outstanding at December 31, 2008 and 2007)............................           -           -
 Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,937 shares issued and outstanding at December 31, 2008; 4,728,935 issued and outstanding at
   December 31, 2007)...............................................................           5           5
 Additional paid-in capital.........................................................       2,704       2,222
 Retained earnings..................................................................       2,534       2,572
 Accumulated other comprehensive (loss) income......................................        (92)         585
                                                                                     ----------- -----------
       Total Shareholder's Equity...................................................       5,151       5,384
                                                                                     ----------- -----------
       Total Liabilities and Shareholder's Equity...................................   $ 126,197   $ 144,504
                                                                                     =========== ===========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                   Years ended December 31,
                                                                 -----------------------------
                                                                   2008      2007      2006
                                                                 -----------------------------
                                                                         (in millions)
Revenues
 Premiums.......................................................   $   963   $   875   $ 1,014
 Fee income.....................................................     2,688     3,262     2,483
 Net investment income..........................................     1,435     1,337     1,163
 Net realized investment and other gains........................       426       162        32
                                                                 --------- --------- ---------
     Total revenues.............................................     5,512     5,636     4,692

Benefits and expenses
 Benefits to policyholders......................................     4,500     2,375     1,889
 Policyholder dividends.........................................       421       416       395
 Amortization of deferred policy acquisition costs and deferred
   sales inducements............................................     (388)       584       536
 Other operating costs and expenses.............................     1,320     1,269     1,117
                                                                 --------- --------- ---------
     Total benefits and expenses................................     5,853     4,644     3,937
                                                                 --------- --------- ---------

(Loss) income before income taxes...............................     (341)       992       755

Income tax (benefit) expense....................................     (303)       273       230
                                                                 --------- --------- ---------

Net (loss) income...............................................   $  (38)   $   719   $   525
                                                                 ========= ========= =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
                    EQUITY AND COMPREHENSIVE INCOME (LOSS)

                                                         Additional          Accumulated Other     Total
                                                 Capital  Paid-in   Retained   Comprehensive   Shareholder's  Outstanding
                                                  Stock   Capital   Earnings      Income          Equity         Shares
                                                 --------------------------------------------------------------------------
                                                        (in millions, except for shares outstanding)         (in thousands)
Balance at January 1, 2006......................   $ 5    $ 2,045   $ 1,463       $   525         $ 4,038        4,829

Comprehensive income:
 Net income.....................................                        525                           525
   Other comprehensive income, net of tax:
     Net unrealized investment losses...........                                     (46)            (46)
     Foreign currency translation
       adjustment...............................                                      (5)             (5)
     Minimum pension liability..................                                        5               5
                                                                                               -------------
Comprehensive income............................                                                      479

SFAS No. 158 transition adjustment..............                                      (2)             (2)
Employee stock option plan (ESOP)...............               13                                      13
Capital contribution from Parent................               71                                      71
Transfer of real estate to affiliate............               87                                      87
                                                 --------------------------------------------------------------------------
Balance at December 31, 2006....................   $ 5    $ 2,216   $ 1,988       $   477         $ 4,686        4,829

Comprehensive income:
 Net income.....................................                        719                           719
   Other comprehensive income, net of tax:
     Net unrealized investment gains............                                      124             124
     Foreign currency translation
       adjustment...............................                                      (4)             (4)
     Amortization of periodic pension costs.....                                        1               1
     Cash flow hedges...........................                                     (13)            (13)
                                                                                               -------------
Comprehensive income............................                                                      827

Employee stock option plan (ESOP)...............                6                                       6
Dividends paid to Parent........................                      (135)                         (135)
                                                 --------------------------------------------------------------------------
Balance at December 31, 2007....................   $ 5    $ 2,222   $ 2,572       $   585         $ 5,384        4,829

Comprehensive income:
 Net loss.......................................                       (38)                          (38)
   Other comprehensive income, net of tax:
     Net unrealized investment losses...........                                    (645)           (645)
     Foreign currency translation
       adjustment...............................                                     (23)            (23)
     Change in funded status of pension plan
       and amortization of periodic pension
       costs....................................                                     (15)            (15)
     Cash flow hedges...........................                                        6               6
                                                                                               -------------
Comprehensive loss..............................                                                    (715)
Capital contribution from Parent................              477                                     477
Employee stock option plan (ESOP)...............                5                                       5
                                                 --------------------------------------------------------------------------
Balance at December 31, 2008....................   $ 5    $ 2,704   $ 2,534       $  (92)         $ 5,151        4,829
                                                 ==========================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                 Years ended December 31
                                                                         ----------------------------------------
                                                                             2008          2007          2006
                                                                         ----------------------------------------
                                                                                      (in millions)
Cash flows from operating activities:
Net (loss) income.......................................................   $      (38)   $      719    $      525
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
 Amortization of premium and accretion of discounts, net--fixed
   maturities...........................................................          (28)            9            13
 Net realized investment and other gains................................         (426)         (162)         (32)
 Amortization of deferred policy acquisition costs and deferred sales
   inducements..........................................................         (388)          584           536
 Capitalization of deferred policy acquisition costs and deferred sales
   inducements..........................................................       (1,687)       (1,700)      (1,154)
 Depreciation and amortization..........................................           59            26            26
 Increase in accrued investment income..................................           (9)          (63)          (1)
 Decrease in other assets and other liabilities, net....................        1,584           448           398
 Increase in policyholder liabilities and accruals, net.................        1,958           781           479
 Increase in deferred income taxes......................................          212            50           237
                                                                         ----------------------------------------
Net cash provided by operating activities...............................        1,237           692         1,027
                                                                         ----------------------------------------

Cash flows from investing activities:
 Sales of:
   Fixed maturities.....................................................        4,008         8,814         9,657
   Equity securities....................................................          411           304           355
   Real estate..........................................................            -             -            27
   Other invested assets................................................          149             -             -
 Maturities, prepayments, and scheduled redemptions of:
   Fixed maturities.....................................................          413           485           658
   Mortgage loans on real estate........................................        1,221         1,453         1,105
 Purchases of:
   Fixed maturities.....................................................       (6,483)      (11,150)     (10,327)
   Equity securities....................................................         (195)         (229)        (690)
   Real estate..........................................................         (205)         (168)         (16)
   Other invested assets................................................         (283)         (121)         (74)
 Mortgage loans on real estate issued...................................       (1,434)       (1,409)      (1,128)
 Issuance of notes receivable from affiliates...........................         (295)            -             -
 Cash received on sale of mortgage backed security to affiliate.........            -            15             -
 Net purchases of short-term investments................................         (939)       (2,013)        (162)
 Other, net.............................................................         (161)         (249)        (281)
                                                                         ----------------------------------------
Net cash used in investing activities...................................       (3,793)       (4,268)        (876)
                                                                         ----------------------------------------

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                     Years ended December 31,
                                                                 ---------------------------------
                                                                    2008       2007       2006
                                                                 ---------------------------------
                                                                           (in millions)
Cash flows from financing activities:
   Capital contribution from Parent.............................   $     477   $     -   $      71
   Dividends paid to Parent.....................................           -     (135)           -
   (Decrease) increase in amounts due to affiliates.............       (666)     1,768          14
   Universal life and investment-type contract deposits.........       4,760     2,748       2,832
   Universal life and investment-type contract maturities and
     withdrawals................................................     (1,422)     (509)     (1,266)
   Net transfers to separate accounts from policyholders' funds.     (1,929)     (881)       (433)
   Excess tax benefits related to share-based payments..........           1         2           2
   Cash received on sale of real estate to affiliate............           -         -         150
   Unearned revenue on financial reinsurance....................       1,592     (149)        (49)
   Net reinsurance recoverable..................................       (125)      (35)          49
                                                                 ---------------------------------
Net cash provided by financing activities.......................       2,688     2,809       1,370
                                                                 ---------------------------------

Net increase (decrease) in cash and cash equivalents............         132     (767)       1,521
Cash and cash equivalents at beginning of year..................       3,345     4,112       2,591
                                                                 ---------------------------------
Cash and cash equivalents at end of year........................   $   3,477   $ 3,345   $   4,112
                                                                 =================================

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 -- Summary of Significant Accounting Policies

Business. John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is a wholly-owned subsidiary of Manulife Holdings (Delaware) LLC ("MHDLLC"), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, and group pension contracts, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company's separate account assets and to mutual funds and institutional customers. The Company is licensed in forty-nine states.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities ("VIEs") in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 -- Relationships with Variable Interest Entities.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments. The Company classifies its fixed maturity securities, other than leveraged leases, as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses).

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or accretion of discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate held-for-sale is carried at the lower of depreciated cost or fair value less expected disposition costs. Any change to the valuation allowance for real estate held-for-sale is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate classified as held-for-sale.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e. the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) for derivatives embedded in investment securities, or benefits to policyholders for the reinsurance recoverable related to guaranteed minimum income benefits and certain separate account guarantees related to guaranteed minimum withdrawal benefits.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill. As a result of the acquisition of Wood Logan Associates, the Company recognized an asset for goodwill representing the excess of the cost over the fair value of the assets acquired and liabilities assumed.

The Company tests goodwill for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred.

Deferred Policy Acquisition Costs and Deferred Sales Inducements. Deferred policy acquisition costs ("DAC") are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company's Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 27% and 34% of the Company's traditional life net insurance in-force at December 31, 2008 and 2007, respectively, and 77%, 88%, and 93% of the Company's traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

For non-participating traditional life insurance policies and reinsurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders' funds for universal life products and group pension contracts are equal to the total of the policyholder account values before surrender charges. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

Components of policyholders' funds were as follows:

                                                 December 31,
                                                ---------------
                                                 2008    2007
                                                ---------------
                                                 (in millions)
                Individual and group annuities.   $  65   $  41
                Group pension contracts........      78      82
                Universal life and other.......     238     177
                                                ---------------
                Total policyholders' funds.....   $ 381   $ 300
                                                ===============

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends. Policyholder dividends for the closed block are approved annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management's judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block, see
Note 6 -- Closed Block.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


Revenue Recognition. Premiums from participating and non-participating traditional life insurance, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts are credited to policyholders' account balances. Revenues from these contracts, as well as annuities and group pension contracts, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administration service fees. Such fees and commissions are recognized in the period in which services are performed.

Share-Based Payments. The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment," ("SFAS No. 123(R)") on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units and the intrinsic fair value of the restricted share units granted by MFC to Company employees are recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid-in capital using the shortcut method as permitted by FASB Staff Position
No. 123(R)-3, "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards."

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $2 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $2 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency. Assets and liabilities relating to foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


Recent Accounting Pronouncements

  FASB Staff Position No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF No. 99-20-1")

In January 2009, the Financial Accounting Standards Board ("FASB") issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets ("ABS"), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. EITF
No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF
No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  FASB Staff Position SFAS No. 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets" ("FSP SFAS No. 132R-1")

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company's pension and other postretirement benefit plans in the Company's consolidated financial statements. FSP SFAS
No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll forward of level 3 plan assets, and discussion of valuation processes used. FSP SFAS No. 132R-1 will be effective for the Company's consolidated financial statements at December 31, 2009.

  FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP SFAS No. 140-4 and FIN No. 46R-8")

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company's relationships with VIEs. See Note 3 -- Relationships with Variable Interest Entities.

  Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161")

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS
No. 133. SFAS No. 161 will be effective for the Company's Consolidated Balance Sheets and Consolidated Statements of Operations in 2009. The adoption of this guidance is not expected to have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157")

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS No. 157

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels ("Level 1, 2, and 3"), with the most observable input level being Level 1. The impact of changing valuation methods to comply with SFAS No. 157 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, as of January 1, 2008.

Effective January 1, 2008, the Company adopted FASB Staff Position No. FAS 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 ("SFAS 13") and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP No. FAS 157-1")." FSP No. FAS 157-1 amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under SFAS No. 13, "Accounting for Leases," and other related accounting pronouncements. As a result of adopting FSP No. FAS 157-1, the Company does not apply the provisions of SFAS No. 157 to its leases.

  Statement of Financial Accounting Standards No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51" ("SFAS No. 160")

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interests be included in shareholders' equity and separately reported there, that a consolidated entity's net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company's statement of changes in equity, and that changes in a parent's ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company's own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company's Consolidated Balance Sheets and Consolidated Statements of Operations in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Statement of Financial Accounting Standards No. 141 (R), "Business Combinations" ("SFAS No. 141(R)")

In December 2007, the FASB issued SFAS No. 141(R) which replaces SFAS No. 141, "Business Combinations". SFAS No. 141(R) retains the underlying concepts of SFAS No. 141 in that all business combinations are still required to be accounted for at fair value under the acquisition method of accounting, but SFAS No. 141(R) changes the method of applying the acquisition method in a number of significant aspects. Some of the more significant requirements under SFAS No. 141(R) include; the acquisition date is defined as the date that the acquirer achieves control over the acquiree; any consideration transferred will be measured at fair value as of acquisition date; and all identifiable assets acquired, and liabilities assumed and any non-controlling interest in the acquiree will be recorded at their acquisition date fair value, with certain exceptions. SFAS No. 141(R) will be effective on a prospective basis for all business combinations for which the acquisition date is on or after January 1, 2009, except for accounting for valuation allowances on deferred income taxes and acquired tax contingencies. SFAS No. 141(R) amends SFAS No. 109 such that adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the effective date of SFAS No. 141(R) would be subject to SFAS No. 141(R).

  FASB Staff Position Fin No. 39-1, "Amendment of Offsetting of Amounts Related to Certain Contracts" ("FSP FIN No. 39-1")

In April 2007, the FASB Staff issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 of $57 million.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


  Statement of Financial Accounting Standards No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R" ("SFAS No. 158")

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company's adoption of SFAS No. 158, the Company recorded a decrease to accumulated other comprehensive income of $2 million, net of tax, as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

  FASB Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN No. 48")

In June 2006, the FASB issued FIN No. 48. FIN No. 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company's consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company's Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

  AICPA Statement of Position No. 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP No. 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP
No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP No. 05-01 as of January 1, 2007, there was no material impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Emerging Issues Task Force Issue No. 04-5, "Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights" ("EITF No. 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. In connection with the Company's adoption of EITF No. 04-5, there was no impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments


Fixed Maturities and Equity Securities

The Company's investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

                                                                                December 31, 2008
                                                                 -----------------------------------------------
                                                                                  Gross      Gross
                                                                                Unrealized Unrealized
                                                                 Amortized Cost   Gains      Losses   Fair Value
                                                                 -----------------------------------------------
                                                                                  (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................    $ 11,765      $ 508     $   821    $ 11,452
   Asset-backed and mortgage-backed securities..................       1,072          -         143         929
   Obligations of states and political subdivisions.............         201          6           7         200
   Debt securities issued by foreign governments................         995        209           1       1,203
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................         793        110           -         903
                                                                 -----------------------------------------------
   Fixed maturities.............................................      14,826        833         972      14,687
   Other fixed maturities (1)...................................          49          -           -          49
                                                                 -----------------------------------------------
   Total fixed maturities available-for-sale, at fair value.....      14,875        833         972      14,736
   Equity securities available-for-sale.........................         517         44         146         415
                                                                 -----------------------------------------------
   Total fixed maturities and equity securities.................    $ 15,392      $ 877     $ 1,118    $ 15,151
                                                                 ===============================================

                                                                                December 31, 2007
                                                                 -----------------------------------------------
                                                                                  Gross      Gross
                                                                                Unrealized Unrealized
                                                                 Amortized Cost   Gains      Losses   Fair Value
                                                                 -----------------------------------------------
                                                                                  (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................    $ 10,292      $ 574     $   121    $ 10,745
   Asset-backed and mortgage-backed securities..................         992         15           2       1,005
   Obligations of states and political subdivisions.............          83          4           -          87
   Debt securities issued by foreign governments................         893        145           -       1,038
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................         718         24           -         742
                                                                 -----------------------------------------------
   Fixed maturities.............................................      12,978        762         123      13,617
   Other fixed maturities (1)...................................          72          -           -          72
                                                                 -----------------------------------------------
   Total fixed maturities available-for-sale, at fair value.....      13,050        762         123      13,689
   Equity securities available-for-sale.........................         781        193          18         956
                                                                 -----------------------------------------------
   Total fixed maturities and equity securities.................    $ 13,831      $ 955     $   141    $ 14,645
                                                                 ===============================================

(1)The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease's expected internal rate of return.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

                                                  Amortized Cost Fair Value
                                                  -------------------------
                                                        (in millions)
     Fixed maturities:
     Due in one year or less.....................     $    432     $    432
     Due after one year through five years.......        2,364        2,296
     Due after five years through ten years......        3,626        3,511
     Due after ten years.........................        7,332        7,519
                                                  -------------- ----------
                                                        13,754       13,758
     Asset-backed and mortgage-backed securities.        1,072          929
                                                  -------------- ----------
        Total....................................     $ 14,826     $ 14,687
                                                  ============== ==========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that its assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to its investment professionals who determine the fair value estimates and other-than-temporary impairments, and
(4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

 Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity
                        Securities -- By Investment Age

                                                                 Year ended December 31, 2008
                                                  -----------------------------------------------------------
                                                  Less than 12 months  12 months or more         Total
                                                  -----------------------------------------------------------

                                                  Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                                   Value     Losses    Value     Losses    Value     Losses
                                                  -----------------------------------------------------------
                                                                         (in millions)
Corporate securities............................. $ 4,400    $ 431    $ 1,681    $ 390    $ 6,081   $   821
Asset-backed and mortgage-backed securities......     810      116         92       27        902       143
Obligations of states and political subdivisions.      92        7          -        -         92         7
Debt securities issued by foreign governments....      28        1          -        -         28         1
                                                  -----------------------------------------------------------
Total fixed maturities available-for-sale........   5,330      555      1,773      417      7,103       972
Equity securities available-for-sale.............     241      118         34       28        275       146
                                                  -----------------------------------------------------------
Total............................................ $ 5,571    $ 673    $ 1,807    $ 445    $ 7,378   $ 1,118
                                                  ===========================================================

                                                            Year ended December 31, 2007
                                             -----------------------------------------------------------
                                             Less than 12 months  12 months or more         Total
                                             -----------------------------------------------------------

                                             Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                              Value     Losses    Value     Losses    Value     Losses
                                             -----------------------------------------------------------
                                                                    (in millions)
Corporate securities........................ $ 1,521     $ 50    $ 1,462     $ 71    $ 2,983    $ 121
Asset-backed and mortgage-backed securities.      99        2         32        -        131        2
                                             -----------------------------------------------------------
Total fixed maturities available-for-sale...   1,620       52      1,494       71      3,114      123
Equity securities available-for-sale........     145       18          -        -        145       18
                                             -----------------------------------------------------------
Total....................................... $ 1,765     $ 70    $ 1,494     $ 71    $ 3,259    $ 141
                                             ===========================================================

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $79 million at December 31, 2008 from $19 million at December 31, 2007.

At December 31, 2008 and 2007, there were 753 and 339 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $972 million and $123 million, respectively, of which the single largest unrealized loss was $22 million and $16 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2008 and 2007, there were 550 and 174 equity securities with an aggregate gross unrealized loss of $146 million and $18 million, respectively, of which the single largest unrealized loss was $14 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


There were no non-income producing available-for-sale securities for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At December 31, 2007, $1,476 million of the Company's securities, at market value, were on loan to various brokers/dealers and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities' market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $9 million and $7 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

   Collateral              Carrying      Geographic              Carrying
   Property Type            Amount       Concentration            Amount
   -----------------------------------   -----------------------------------
                         (in millions)                         (in millions)
   Apartments...........    $   356      East North Central...    $   323
   Industrial...........        531      East South Central...         38
   Office buildings.....        955      Middle Atlantic......        463
   Retail...............        468      Mountain.............        243
   Mixed use............        120      New England..........        160
   Agricultural.........         48      Pacific..............        689
   Agri business........         42      South Atlantic.......        551
   Other................        114      West North Central...         14
                                         West South Central...        153

   Provision for losses.         (5)     Provision for losses.         (5)
                         -------------                         -------------

   Total................    $ 2,629      Total................    $ 2,629
                         =============                         =============

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                              Balance at Beginning                      Balance at End of
                                   of Period       Additions Deductions      Period
                              -----------------------------------------------------------
                                                     (in millions)

Year ended December 31, 2008.         $ 3             $ 2       $ -            $ 5

Year ended December 31, 2007.           3               5         5              3

Year ended December 31, 2006.           5               1         3              3

Mortgage loans with a carrying value of $11 million were non-income producing for the years ended December 31, 2008 and 2007. At December 31, 2008, mortgage loans with carrying value of $4 million were delinquent by less than 90 days. There were no mortgage loans delinquent by 90 days or more.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

                                                                   December 31,
                                                                  ---------------
                                                                    2008       2007
                                                                  ---------------
                                                                   (in millions)
Impaired mortgage loans on real estate with provision for losses.  $ 16       $ 12
Provision for losses.............................................    (5)        (3)
                                                                  ------     ------
Net impaired mortgage loans on real estate.......................  $ 11       $  9
                                                                  ======     ======

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                     Years ended December 31,
                                                     ------------------------
                                                       2008     2007    2006
                                                     ------------------------
                                                        (in millions)
      Average recorded investment in impaired loans.  $ 14     $ 12    $ 16
      Interest income recognized on impaired loans..     -        -       -

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $29 million, $26 million, and $26 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $248 million and $218 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $392 million and $309 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $8,051 million and $5,322 million (consisting primarily of investments) and total combined liabilities were $3,753 million and $2,916 million (including $3,219 million and $2,444 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $1,423 million and $1,513 million, respectively, resulting in $90 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $560 million and $582 million, respectively, resulting in $22 million of total combined loss from operations. Total combined revenues and expenses in 2006 were $68 million and $110 million, respectively, resulting in $42 million of total combined loss from operations. Net investment (loss) income on investments accounted for on the equity method totaled $(9) million, $2 million, and $0 in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                                Years ended December 31,
                                                                -------------------------
                                                                   2008    2007     2006
                                                                -------------------------
                                                                      (in millions)
Net investment income
   Fixed maturities............................................ $   913  $   798 $   730
   Equity securities...........................................      50       38      24
   Mortgage loans on real estate...............................     161      145     152
   Investment real estate......................................      96      100      98
   Policy loans................................................     202      185     166
   Short-term investments......................................      93      145      61
   Other.......................................................      12        7      (8)
                                                                -------------------------
   Gross investment income.....................................   1,527    1,418   1,223

       Less investment expenses................................      92       81      60
                                                                -------------------------
Net investment income (1)...................................... $ 1,435  $ 1,337 $ 1,163
                                                                =========================

Net realized investment and other gains (losses)
   Fixed maturities............................................ $   (55) $    69 $   (27)
   Equity securities...........................................    (151)      38      44
   Mortgage loans on real estate and real estate held-for-sale.       1       13      20
   Derivatives and other invested assets.......................     631       42      (5)
                                                                -------------------------
Net realized investment and other gains (1).................... $   426  $   162 $    32
                                                                =========================

(1)Includes net investment income and net realized investment and other gains on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 --Related Party Transactions, for information on the associated MRBL reinsurance agreement.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders' account balances amounted to $1 million, $2 million, and $1 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $212 million, $203 million, and $189 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $50 million, $51 million, and $132 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $341 million, $74 million, and $64 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

Note 3 -- Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities ("VIEs") in accordance with FASB Interpretation
No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003)" ("FIN No. 46(R)"). Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 3 -- Relationships with Variable Interest Entities - (continued)


The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity's expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company's involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

                                                    December 31,
                                       ---------------------------------------
                                                        2008
                                       ---------------------------------------
                                                                     Maximum
                                                                   Exposure to
                                       Total Assets Investment (1)  Loss (2)
                                       ---------------------------------------
                                                    (in millions)
 Real estate limited partnerships (3).    $ 142         $ 100         $ 148
 Timber funds (4).....................      205            13            13
                                       ---------------------------------------
 Total................................    $ 347         $ 113         $ 161
                                       =======================================

                                                    December 31,
                                       ---------------------------------------
                                                        2007
                                       ---------------------------------------
                                                                     Maximum
                                                                   Exposure to
                                       Total Assets Investment (1)  Loss (2)
                                       ---------------------------------------
                                                    (in millions)
 Real estate limited partnerships (3).    $ 103          $ 38         $  85
 Timber funds (4).....................      266            17            17
                                       ---------------------------------------
 Total................................    $ 369          $ 55         $ 102
                                       =======================================

(1)The Company's investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company's investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships' management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member of any.
(4)The Company acts as investment manager for the VIEs owning the timberland properties (the timber funds), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 3 -- Relationships with Variable Interest Entities - (continued)

   illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

Note 4 -- Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges. The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, and 2006, the Company recognized net losses of $22 million and net gains of $3 million, respectively, related to the ineffective portion of its fair value hedges. These amounts were recorded in net realized investment and other gains (losses). For the year ended
December 31, 2007, no gains or losses related to the ineffective portion of its fair value hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges. The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007, and 2006, no gains or losses related to the ineffective portion of cash flow hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, all of the Company's hedged forecast transactions qualified as cash flow hedges.

No gains or losses were reclassified from accumulated other comprehensive income to net income in 2008 or 2006. For the year ended December 31, 2007, net gains of $13 million, net of tax, were reclassified from accumulated other comprehensive income to net income. It is anticipated that losses of approximately $4 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 26.4 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008 and 2006, net gains of $6 million, net of tax, and net losses of $10 million, net of tax, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income. No gains or losses representing the effective portion of the change in fair value were added to accumulated other comprehensive income in 2007.

Derivatives Not Designated as Hedging Instruments. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and credit default swaps to manage exposure to interest rates without designating the derivatives as hedging instruments. In addition, the Company uses interest rate floor

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 4 -- Derivatives and Hedging Instruments - (continued)

agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. This rider is effectively an embedded option on the basket of the mutual funds, which is sold to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swaps, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor's 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

For the years ended December 31, 2008 and 2007, net gains of $625 million and $22 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts.

Outstanding derivative instruments were as follows:

                                                                December 31,
                                              -------------------------------------------------
                                                        2008                     2007
                                              -------------------------------------------------
                                              Notional Carrying  Fair   Notional Carrying Fair
                                               Amount   Value    Value   Amount   Value   Value
                                              -------------------------------------------------
                                                                (in millions)
Assets:
Derivatives:
 Interest rate swap agreements............... $ 4,190  $   759  $   759 $ 1,653   $  28   $  28
 Cross currency rate swap agreements.........   1,617      321      321   1,214     179     179
 Foreign exchange forward agreements.........      84        3        3      89       9       9
 Embedded derivatives--reinsurance contracts.       -       36       36       -       -       -
                                              -------------------------------------------------
Total Assets................................. $ 5,891  $ 1,119  $ 1,119 $ 2,956   $ 216   $ 216
                                              =================================================

Liabilities:
Derivatives:
 Interest rate swap agreements............... $ 1,991  $   325  $   325 $ 1,818   $  22   $  22
 Cross currency rate swap agreements.........   1,713      377      377   1,567     277     277
 Foreign exchange forward agreements.........      38        3        3     212       9       9
 Credit default swaps........................      24        1        1       -       -       -
 Equity swaps................................      34       15       15       1       1       1
 Embedded derivatives--fixed maturities......       2        -        -       2       -       -
 Embedded derivatives--reinsurance contracts.       -        -        -       -       4       4
                                              -------------------------------------------------
Total Liabilities............................ $ 3,802  $   721  $   721 $ 3,600   $ 313   $ 313
                                              =================================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 4 -- Derivatives and Hedging Instruments - (continued)


Credit Risk. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $225 million and $52 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008, the Company pledged collateral of $439 million, which is included in fixed maturities on the Consolidated Balance Sheets. The Company had no pledged collateral in 2007.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes


JHUSA and its subsidiaries join with MIC and other affiliates in filing a consolidated federal income tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                               Years ended December 31,
                                               ------------------------
                                                 2008     2007    2006
                                               ------------------------
                                                   (in millions)
           Current taxes:
            Federal........................... $ (515)  $ 223    $ (7)

           Deferred taxes:
            Federal...........................    212      50     237
                                               ------------------------
           Total income tax (benefit) expense. $ (303)  $ 273   $ 230
                                               ========================

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

                                              Years ended December 31,
                                             --------------------------
                                                  2008      2007   2006
                                             --------------------------
                                                   (in millions)
         Tax at 35%......................... $ (119)      $ 348  $ 264
         Add (deduct):
          Prior year taxes..................    (78)/(1)/   (43)    (4)
          Tax credits.......................    (19)        (35)     -
          Tax-exempt investment income......    (88)       (160)   (42)
          Unrecognized tax benefits.........      2         161      9
          Other.............................     (1)          2      3
                                             --------------------------
         Total income tax (benefit) expense. $ (303)      $ 273  $ 230
                                             ==========================

(1)During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in an $81 million decrease in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This adjustment has been reflected as a reduction of the 2008 tax expense.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes - (continued)


Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

                                                    December 31,
                                                   ---------------
                                                     2008    2007
                                                   ---------------
                                                    (in millions)
              Deferred tax assets:
               Policy reserve adjustments......... $ 2,348 $ 2,408
               Net operating loss carryforwards...     309      49
               Tax credits........................     145     126
               Unearned revenue...................     756     190
               Dividends payable to policyholders.      14      12
               Unrealized losses on securities....      61       -
               Other..............................      84      62
                                                   ---------------
                 Total deferred tax assets........   3,717   2,847
                                                   ---------------

              Deferred tax liabilities:
               Deferred policy acquisition costs..   2,394   1,637
               Unrealized gains on securities.....       -     447
               Premiums receivable................      41      24
               Deferred sales inducements.........     121      92
               Deferred gains.....................     609      94
               Investments........................     604      65
               Reinsurance........................     695   1,433
               Other..............................     108      55
                                                   ---------------
                 Total deferred tax liabilities...   4,572   3,847
                                                   ---------------

                   Net deferred tax liabilities... $   855 $ 1,000
                                                   ===============

At December 31, 2008, the Company had $883 million of operating loss carryforwards, which will expire in various years through 2023. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $14 million, $28 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1998.

The Internal Revenue Service ("IRS") completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company's income tax returns for years 2004 through 2005 in the third quarter of 2007. It is anticipated that the examination will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes - (continued)


A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                  December 31
                                                                 -------------
                                                                  2008   2007
                                                                 -------------
                                                                 (in millions)
  Beginning balance............................................. $ 379  $ 230
  Additions based on tax positions related to the current year..    51     77
  Reductions based on tax positions related to the current year.     -     (7)
  Additions for tax positions of prior years....................    39     89
  Reductions for tax positions of prior years...................   (58)   (10)
                                                                 -------------
  Ending balance................................................ $ 411  $ 379
                                                                 =============

Included in the balances as of December 31, 2008 and 2007, respectively, are $291 million and $291 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balances as of December 31, 2008 and 2007, respectively, are $120 million and $88 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $4 million, ($24) million, and $17 million in interest expense (benefit), respectively. The Company had approximately $44 million and $39 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 6 -- Closed Block

The Company operates a separate closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the "Commissioner").

If, over time, the aggregate performance of the closed block's assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block's assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company's Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed block's liabilities in excess of the carrying amount of the closed block's assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 -- Closed Block - (continued)


If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the closed block's policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                                                      December 31,
                                                                                    -----------------
                                                                                      2008     2007
                                                                                    -----------------
                                                                                      (in millions)
Liabilities
Future policy benefits............................................................. $ 8,680  $ 8,619
Policyholders' funds...............................................................      79       79
Policyholder dividends payable.....................................................     211      206
Other closed block liabilities.....................................................      99       99
                                                                                    -----------------
     Total closed block liabilities................................................ $ 9,069  $ 9,003
                                                                                    =================
Assets
Investments
 Fixed maturities:
   Available-for-sale--at fair value
   (amortized cost: 2008--$3,235; 2007--$3,086).................................... $ 3,128  $ 3,165
 Mortgage loans on real estate.....................................................     583      562
 Policy loans......................................................................   1,700    1,545
 Other invested assets.............................................................     644      740
                                                                                    -----------------
     Total investments.............................................................   6,055    6,012
Cash borrowings and cash equivalents...............................................    (437)    (374)
Accrued investment income..........................................................     115      106
Amounts due from and held for affiliates...........................................   1,752    2,016
Other closed block assets..........................................................     488      202
                                                                                    -----------------
     Total assets designated to the closed block................................... $ 7,973  $ 7,962
                                                                                    =================
Excess of closed block liabilities over assets designated
  to the closed block.............................................................. $ 1,096  $ 1,041
Portion of above representing accumulated other comprehensive income:
   Unrealized appreciation, net of deferred income tax expense of $42 million and
     $174 million, respectively....................................................      78      322
   Adjustment for deferred policy acquisition costs, net of deferred income tax
     benefit of $14 million and $48 million, respectively..........................     (26)     (88)
   Foreign currency translation adjustment.........................................     (21)     (76)
                                                                                    -----------------
          Total amounts included in accumulated other comprehensive income.........      31      158
                                                                                    -----------------
Maximum future earnings to be recognized from closed block assets and liabilities.. $ 1,127  $ 1,199
                                                                                    =================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 -- Closed Block - (continued)


                                                             Years ended December 31,
                                                            --------------------------
                                                              2008     2007     2006
                                                            --------------------------
                                                                  (in millions)
Revenues
Premiums................................................... $   647  $   661  $   678
Net investment income......................................     473      438      423
Net realized investment and other (losses) gains...........      (9)      17       81
                                                            --------------------------
   Total revenues..........................................   1,111    1,116    1,182
Benefits and Expenses
Benefits to policyholders..................................     782      799      862
Policyholder dividends.....................................     411      409      389
Amortization of deferred policy acquisition costs..........    (218)     (50)      15
Other closed block operating costs and expenses............      25       25       27
                                                            --------------------------
   Total benefits and expenses.............................   1,000    1,183    1,293
Revenues, net of benefits and expenses before income taxes.     111      (67)    (111)
Income tax expense (benefit)...............................      39      (24)     (39)
                                                            --------------------------
Revenues, net of benefits and expenses and income taxes.... $    72  $   (43) $   (72)
                                                            ==========================

Maximum future earnings from closed block assets and liabilities:

                                           Years Ended December 31,
                                           ------------------------
                                             2008        2007
                                           ------------------------
                                            (in millions)
                     Beginning of period.. $ 1,199      $ 1,156
                     End of period........   1,127        1,199
                                           ------------------------
                     Change during period. $   (72)     $    43
                                           ========================

Note 7 -- Related Party Transactions

Reinsurance Transactions

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited ("MRBL"), to reinsure 75% of the group pension business in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. The amount is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of unearned revenue related to the initial consideration was $1,484 million as of December 31, 2008.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2008 and 2007 were $2,190 million and $2,493 million, respectively, and are accounted for as invested assets available-for-sale.

Effective January 1, 2002, the Company entered into a 90% quota share reinsurance agreement with MRBL to reinsure a block of variable annuity business (the "Original Agreement"). The Original Agreement covered base contracts, but

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)

excluded the guaranteed benefit riders. The primary risk reinsured was investment and lapse risk with only limited coverage, of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the Original Agreement, the Company received (paid) a net ceding commission of $113 million, $(23) million, and $(35) million for the years ended December 31, 2008, 2007, and 2006, respectively. These amounts were classified as unearned revenue and were being amortized into income as payments were made to MRBL. The original agreement was amended effective October 1, 2008 as discussed further below. As a result of the amendment, the unearned revenue balance of $580 million as of September 30, 2008 was included in the calculation of cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The balance of the unearned revenue liability was $437 million as of December 31, 2007.

Effective October 1, 2008, the Company entered into an amended and restated variable annuity reinsurance agreement with MRBL. The base contracts continue to be reinsured on a modified coinsurance basis; however, MRBL now reinsures all substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties. Guaranteed benefit reinsurance coverage was apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld as of December 31, 2008. The assets supporting the reinsured policies remained invested with the Company. As of December 31, 2008, the Company reported a reinsurance payable to MRBL of $781 million, which was included with amounts due to affiliates, a liability for coinsurance funds withheld of $285 million, which was included with other liabilities, and $2,123 million related to the cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The cost of reinsurance is being amortized into income over the life of the underlying reinsured contracts in proportion to the policyholder fee income received.

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $374 million, $336 million, and $323 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and December 31, 2007, the Company had amounts receivable from MFC and MLI of $8 million and $18 million, respectively.

There are two service agreements, both effective April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other, JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a Provider Affiliate to provide services. In the case of the service agreement where JHLICO provides services to the Company, a Provider Affiliate means JHLICO's parent, John Hancock Financial Services, Inc. ("JHFS"), and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, there were accrued receivables from JHLICO to the Company of $12 million and $87 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from John Hancock Financial Holdings (Delaware) Inc. ("JHFH"). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $2 million for the year ended December 31, 2008.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHFH. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $5 million for the year ended December 31, 2008.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)


On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the "Original Note"). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15, and payable semi-annually on June 15 and December 15 of each year until December 15, 2011 and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On
September 30, 2008 the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Interest expense was $5 million, $10 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

The issuance of surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3 month LIBOR plus 50 basis points. The note matures on December 31, 2009. Interest income was $3 million for the year ended December 31, 2008.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million and $23 million for the years ended December 31, 2008 and 2007, respectively.

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company borrowed $90 million from JHLICO. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note matures on December 1, 2011 and is secured by a mortgage on the Company's property at 601 Congress Street, Boston, Massachusetts. Interest expense was $5 million, $5 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

Capital Stock Transactions

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

Other

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million, net of tax, to the Company's additional paid-in-capital as of December 31, 2006.

On September 2, 2008, John Hancock Variable Life Insurance Company ("JHVLICO"), purchased a $60 million funding agreement from the Company.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)


The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective November 13, 2007. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company's Liquidity Pool:

                                                        December 31,
                                                       ---------------
                                                        2008    2007
                                                       ---------------
                                                        (in millions)
         The Manufacturers Investment Corporation..... $    18 $    25
         Manulife Holdings (Delaware) LLC.............      14      36
         Manulife Reinsurance Ltd.....................     144     158
         Manulife Reinsurance (Bermuda) Ltd...........      54     155
         Manulife Hungary Holdings KFT................      44      48
         John Hancock Life & Health Insurance Company.      40      31
         John Hancock Life Insurance Company..........   1,733   1,736
         John Hancock Variable Life Insurance Company.     347      90
         John Hancock Insurance Company of Vermont....      31      95
         John Hancock Reassurance Co, Ltd.............      37     271
         John Hancock Financial Services, Inc.........     104     550
         The Berkeley Financial Group LLC.............      30      12
         John Hancock Subsidiaries LLC................      85      68
                                                       ---------------
            Total..................................... $ 2,681 $ 3,275
                                                       ===============

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC provides a claims paying guarantee to certain U.S. policyholders.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 8 -- Reinsurance


The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                                         Years ended December 31,
                                           -----------------------------------------------------
                                                 2008              2007              2006
                                           -----------------------------------------------------
                                               Premiums          Premiums          Premiums
                                           Written   Earned  Written   Earned  Written   Earned
                                           -----------------------------------------------------
                                                               (in millions)
Direct.................................... $ 1,310  $ 1,313  $ 1,148  $ 1,149  $ 1,294  $ 1,294

Assumed...................................     529      521      426      420      369      405

Ceded.....................................    (871)    (871)    (694)    (694)    (685)    (685)
                                           -----------------------------------------------------
   Net life, health, and annuity premiums. $   968  $   963  $   880  $   875  $   978  $ 1,014
                                           =====================================================

For the years ended December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $880 million, $725 million, and $423 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 9 -- Pension and Other Postretirement Benefit Plans

Effective December 31, 2006, The Company's Cash Balance Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the "Plan"), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans were commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Consolidated Balance Sheets or Statements of Operations of the Company.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of July 1, 1998, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company's funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $19 million and $26 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $5 million in 2008. The prior plan was frozen as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company's funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $1 million, $3 million, and $2 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $2 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan's provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services Inc. Employee Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company's policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $2 million, $1 million, and $2 million in 2008, 2007, and 2006, respectively.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $7 million, $7 million, and $3 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Obligations and Funded Status of Defined Benefit Plans

The amounts disclosed below represent the Company's share of the pension and other postretirement benefit plans described above:

                                                               Years Ended December 31,
                                                               -------------------------------------
                                                                                Other Postretirement
                                                               Pension Benefits  Benefits
                                                               -------------------------------------
                                                                2008     2007   2008       2007
                                                               -------------------------------------
                                                                     (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year....................... $ 124    $ 121   $ 30       $ 28
Service cost..................................................     9        7      -          -
Interest cost.................................................     7        7      2          2
Actuarial loss (gain).........................................     -        9     (3)         1
Plan amendments...............................................     -       (7)     -          -
Curtailments..................................................     -       (4)     -          -
Benefits paid.................................................    (4)      (9)    (2)        (1)
                                                               -------------------------------------
Benefit obligation at end of year............................. $ 136    $ 124   $ 27       $ 30
                                                               =====================================

Change in plan assets:
Fair value of plan assets at beginning of year................ $  75    $  75   $  -       $  -
Actual return on plan assets..................................   (22)       6      -          -
Employer contributions........................................     1        3      2          1
Benefits paid.................................................    (4)      (9)    (2)        (1)
                                                               -------------------------------------
Fair value of plan assets at end of year...................... $  50    $  75   $  -       $  -
                                                               =====================================

Funded status at end of year.................................. $ (86)   $ (49)  $(27)      $(30)
                                                               =====================================

Amounts recognized on Consolidated Balance Sheets:
Assets........................................................ $   -    $   -   $  -       $  -
Liabilities...................................................   (86)     (49)   (27)       (30)
                                                               -------------------------------------
Net amount recognized......................................... $ (86)   $ (49)  $(27)      $(30)
                                                               =====================================

Amounts recognized in accumulated other comprehensive income:
Prior service cost............................................ $  (4)   $  (5)  $  -       $  -
Net actuarial loss (gain).....................................    73       48    (14)       (11)
                                                               -------------------------------------
Total......................................................... $  69    $  43   $(14)      $(11)
                                                               =====================================

The accumulated benefit obligation for all defined benefit plans was $130 million and $117 million at December 31, 2008 and 2007, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

                                                  December 31,
                                                  -------------
                                                  2008   2007
                                                  -------------
                                                  (in millions)
                  Accumulated benefit obligation. $ 130  $ 117
                  Projected benefit obligation...   136    124
                  Fair value of plan assets......    50     75

Components of Net Periodic Benefit Cost

                                           Years Ended December 31,
                                        ----------------------------------------------
                                        Pension Benefits Other Postretirement Benefits
                                        ----------------------------------------------
                                        2008  2007 2006  2008      2007      2006
                                        ----------------------------------------------
                                                 (in millions)
        Service cost................... $  9  $ 7  $  6  $ -       $ -       $ -
        Interest cost..................    7    7     6    2         2         2
        Expected return on plan assets.   (5)  (6)   (5)   -         -         -
        Recognized actuarial loss......    -    1     3    -         -         -
                                        ----------------------------------------------
        Net periodic benefit cost...... $ 11  $ 9  $ 10  $ 2       $ 2       $ 2
                                        ==============================================

There are no amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Assumptions

Weighted-average assumptions used to determine benefit obligations were as follows:

                                                    Years Ended December 31,
                                                    -------------------------------------
                                                                     Other Postretirement
                                                    Pension Benefits  Benefits
                                                    -------------------------------------
                                                    2008     2007    2008       2007
                                                    -------------------------------------
    Discount rate.................................. 6.00%    6.00%   6.00%      6.00%
    Rate of compensation increase.................. 4.10%    5.10%    N/A        N/A
    Health care cost trend rate for following year.                  8.50%      9.00%
    Ultimate trend rate............................                  5.00%      5.00%
    Year ultimate rate reached.....................                  2016       2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                    Years Ended December 31,
                                                    -------------------------------------
                                                                     Other Postretirement
                                                    Pension Benefits  Benefits
                                                    -------------------------------------
                                                    2008     2007    2008       2007
                                                    -------------------------------------
    Discount rate.................................. 6.00%    5.75%   6.00%      5.75%
    Expected long-term return on plan assets....... 8.00%    8.25%    N/A        N/A
    Rate of compensation increase.................. 5.10%    4.00%    N/A        N/A
    Health care cost trend rate for following year.                  9.00%      9.50%
    Ultimate trend rate............................                  5.00%      5.00%
    Year ultimate rate reached.....................                  2016       2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission ("SEC") staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                     One-Percentage One-Percentage
                                                                     Point Increase Point Decrease
                                                                     -------------- --------------
                                                                             (in millions)
Effect on total service and interest costs in 2008..................      $  -           $  -
Effect on postretirement benefit obligation as of December 31, 2008.        (2)            (2)

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Plan Assets

The Company's weighted-average asset allocations for its defined benefit plans by asset category were as follows:

                                                  Pension
                                                 Plan Assets
                                                 at December 31,
                                                 ---------------
                                                 2008    2007
                                                 ---------------
                      Asset Category
                      Equity securities.........  51%     64%
                      Fixed maturity securities.  35      26
                      Real estate...............   5       3
                      Other.....................   9       7
                                                 ---------------
                         Total.................. 100%    100%
                                                 ===============

The target allocations for assets of the Company's defined benefit plans are summarized below for major asset categories:

                      Asset Category
                      Equity securities......... 50% - 80%
                      Fixed maturity securities. 23% - 35%
                      Real estate...............  0% - 5%
                      Other.....................  5% - 15%

The plans do not own any of the Company's or MFC's common stock at December 31, 2008 and 2007.

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

                                                                 Other
                                                            Postretirement
                                                               Benefits-
                                     Other Postretirement   Medicare Part D
                   Pension Benefits Benefits Gross Payments     Subsidy
     ----------------------------------------------------------------------
                                        (in millions)
        2009......       $ 12                $  2                 $ -
        2010......         12                   2                   -
        2011......         13                   2                   -
        2012......         14                   2                   -
        2013......         11                   2                   -
        2014-2018.         62                  10                   1

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 10 -- Commitments, Guarantees, and Legal Proceedings


Commitments. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $231 million and $27 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $14 million, $12 million, and $11 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments, by year and in the aggregate, under the remaining non-cancelable operating leases along with the associated sub-lease income are presented below.

                                       Non-
                                    cancelable
                                    Operating  Sub-lease
                                      Leases    Income
                                    --------------------
                                       (in millions)
                        2009.......   $   9       $ 1
                        2010.......       6         -
                        2011.......       5         -
                        2012.......       5         -
                        2013.......       4         -
                        Thereafter.     196         -
                                    --------------------
                        Total......   $ 225       $ 1
                                    ====================

Guarantees. In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

Note 11 -- Shareholder's Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

                                                                                                        Additional
                                                                       Net                             Pension and
                                                                   Accumulated   Foreign    Minimum   Postretirement
                                                    Net Unrealized Gain (Loss)  Currency    Pension    Unrecognized
                                                      Investment     on Cash   Translation Liability   Net Periodic
                                                    Gains (Losses) Flow Hedges Adjustment  Adjustment  Benefit Cost
                                                    ----------------------------------------------------------------
                                                                                    (in millions)
Balance at January 1, 2006.........................     $ 506          $ 8        $ 36       $ (25)       $   -
Gross unrealized investment losses (net of
  deferred income tax benefit of $32 million)......       (60)
Reclassification adjustment for losses realized in
  net income (net of deferred income tax benefit
  of $2 million)...................................         5
Adjustment for policyholder liabilities, (net of
  deferred income tax expense of $16 million)......        30
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  benefit of $11 million)..........................       (21)
                                                    --------------
Net unrealized investment losses...................       (46)
Foreign currency translation adjustment............                                 (5)
Minimum pension liability (net of deferred
  income tax expense of $3 million)................                                              5
SFAS No. 158 transition adjustment (net of
  deferred income tax benefit of $1 million).......                                             20          (22)
                                                    ----------------------------------------------------------------
Balance at December 31, 2006.......................     $ 460          $ 8        $ 31       $   -        $ (22)
                                                    ================================================================


                                                     Accumulated
                                                        Other
                                                    Comprehensive
                                                       Income
                                                    --------------

Balance at January 1, 2006.........................     $ 525
Gross unrealized investment losses (net of
  deferred income tax benefit of $32 million)......       (60)
Reclassification adjustment for losses realized in
  net income (net of deferred income tax benefit
  of $2 million)...................................         5
Adjustment for policyholder liabilities, (net of
  deferred income tax expense of $16 million)......        30
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  benefit of $11 million)..........................       (21)
                                                    -------------
Net unrealized investment losses...................       (46)
Foreign currency translation adjustment............        (5)
Minimum pension liability (net of deferred
  income tax expense of $3 million)................         5
SFAS No. 158 transition adjustment (net of
  deferred income tax benefit of $1 million).......        (2)
                                                    --------------
Balance at December 31, 2006.......................     $ 477
                                                    ==============

                                                                                                 Additional
                                                                           Net                  Pension and
                                                                       Accumulated   Foreign   Postretirement  Accumulated
                                                        Net Unrealized Gain (Loss)  Currency    Unrecognized      Other
                                                          Investment     on Cash   Translation  Net Periodic  Comprehensive
                                                        Gains (Losses) Flow Hedges Adjustment   Benefit Cost     Income
                                                        -------------------------------------------------------------------
                                                                                   (in millions)
Balance at January 1, 2007.............................     $ 460         $   8       $ 31         $ (22)         $ 477
Gross unrealized investment gains (net of deferred
  income tax expense of $135 million)..................       250                                                   250
Reclassification adjustment for gains realized in net
  income (net of deferred income tax expense of
  $51 million).........................................       (94)                                                  (94)
Adjustment for policyholder liabilities (net of
  deferred income tax expense of $4 million)...........         6                                                     6
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned revenue
  liability (net of deferred income tax benefit of $20
  million).............................................       (38)                                                  (38)
                                                        --------------                                        -------------
Net unrealized investment gains........................       124                                                   124
Foreign currency translation adjustment................                                 (4)                          (4)
Amortization of periodic pension costs.................                                                1              1
Reclassification of net cash flow hedge gains to net
  income (net of deferred income tax benefit of
  $7 million)..........................................                     (13)                                    (13)
                                                        -------------------------------------------------------------------
Balance at December 31, 2007...........................     $ 584         $  (5)      $ 27         $ (21)         $ 585
                                                        ===================================================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


                                                                                                Additional
                                                                          Net                  Pension and
                                                                      Accumulated   Foreign   Postretirement  Accumulated
                                                       Net Unrealized Gain (Loss)  Currency    Unrecognized      Other
                                                         Investment     on Cash   Translation  Net Periodic  Comprehensive
                                                       Gains (Losses) Flow Hedges Adjustment   Benefit Cost  Income (Loss)
                                                       -------------------------------------------------------------------
                                                                                  (in millions)
Balance at January 1, 2008............................     $  584        $ (5)       $  27        $ (21)        $  585
Gross unrealized investment losses (net of deferred
  income tax benefit of $360 million).................       (668)                                                (668)
Reclassification adjustment for gains realized in net
  income (net of deferred income tax benefit of
  $146 million).......................................       (272)                                                (272)
Adjustment for policyholder liabilities (net of
  deferred income tax benefit of $72 million).........        134                                                  134
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  expense of $86 million).............................        161                                                  161
                                                       --------------                                        -------------
Net unrealized investment losses......................       (645)                                                (645)
Foreign currency translation adjustment...............                                 (23)                        (23)
Change in funded status of pension plan and
  amortization of periodic pension costs (net of
  deferred income tax benefit of $8 million)..........                                              (15)           (15)
Net gains on the effective portion of the change in
  fair value of cash flow hedges (net of deferred
  income tax expense of $4 million)...................                      6                                        6
                                                       -------------------------------------------------------------------
Balance at December 31, 2008..........................     $  (61)       $  1        $   4        $ (36)        $  (92)
                                                       ===================================================================

Net unrealized investment gains (losses) included on the Company's Consolidated Balance Sheets as a component of shareholder's equity are summarized below:

                                                                                       December 31,
                                                                                 -------------------------
                                                                                  2008     2007     2006
                                                                                 -------------------------
                                                                                       (in millions)
Balance, end of year comprises:
 Unrealized investment (losses) gains on:
   Fixed maturities............................................................. $  (78) $   855  $   634
   Equity investments...........................................................    (88)     435      417
   Other investments............................................................      3       (6)      (7)
                                                                                 -------------------------
 Total (1)......................................................................   (163)   1,284    1,044

Amounts of unrealized investment (losses) gains attributable to:
   Deferred policy acquisition costs, deferred sales inducements, and unearned
     revenue liability..........................................................    (58)     187      129
   Policyholder liabilities.....................................................     (9)     197      209
   Deferred income taxes........................................................    (35)     316      246
                                                                                 -------------------------
 Total..........................................................................   (102)     700      584
                                                                                 -------------------------

Net unrealized investment (losses) gains........................................ $  (61) $   584  $   460
                                                                                 =========================

(1)Includes unrealized investments gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 -- Related Party Transactions, for information on the associated MRBL reinsurance agreement.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan and New York.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JH USA's authorized control level risk-based capital as of December 31, 2008. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset ("DTA") instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA were reflected on the statutory balance sheet based on prescribed practices the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

The Company's statutory net (loss) income for the years ended December 31, 2008, 2007, and 2006 was $(2,011) million (unaudited), ($41) million, and $202 million, respectively.

The Company's statutory capital and surplus as of December 31, 2008 and 2007 was $2,008 million (unaudited) and $1,504 million, respectively.

Under Michigan insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner. Michigan law also limits the dividends an insurer may pay, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory surplus earnings as of December 31 of the preceding year or
(ii) the company's statutory net gain from operations for the 12 month period ending December 31 of the immediately preceding year, if such insurer is a life company.

Note 12 -- Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes reinsurance operations and the corporate account.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment. Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuities and group pension contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Corporate and Other Segment. Primarily consists of certain corporate and reinsurance operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 -- Segment Information - (continued)


The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block, see Note 6 -- Closed Block.

                                                                                    Wealth   Corporate
                                                                       Protection Management and Other   Total
                                                                       ------------------------------------------
                                                                                     (in millions)
                                                                       ------------------------------------------
2008
 Revenues from external customers.....................................  $  1,436  $   1,964  $    251  $   3,651
 Net investment income................................................       857        225       353      1,435
 Net realized investment and other (losses) gains.....................       (57)       719      (236)       426
                                                                       ------------------------------------------
 Revenues.............................................................  $  2,236  $   2,908  $    368  $   5,512
                                                                       ==========================================

 Net income (loss)....................................................  $     72  $    (113) $      3  $     (38)
                                                                       ==========================================
Supplemental Information:
 Equity in net income (loss) of investees accounted for by the equity
   method.............................................................  $      1  $       4  $    (14) $      (9)
 Carrying value of investments accounted for under the equity
   method.............................................................        17        157       218        392
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................      (397)         4         5       (388)
 Interest expense.....................................................         -         23        11         34
 Income tax expense (benefit).........................................        32       (204)     (131)      (303)
 Segment assets.......................................................  $ 21,832  $  90,968  $ 13,397  $ 126,197

                                                                                    Wealth   Corporate
                                                                       Protection Management and Other   Total
                                                                       ------------------------------------------
                                                                                     (in millions)
                                                                       ------------------------------------------
2007
 Revenues from external customers.....................................  $  1,844  $   2,057  $    236  $   4,137
 Net investment income................................................       782        242       313      1,337
 Net realized investment and other gains (losses).....................        68         (6)      100        162
                                                                       ------------------------------------------
 Revenues.............................................................  $  2,694  $   2,293  $    649  $   5,636
                                                                       ==========================================

 Net income...........................................................  $    210  $     318  $    191  $     719
                                                                       ==========================================
Supplemental Information:
 Equity in net (loss) income of investees accounted for by the equity
   method.............................................................  $     (1) $      (2) $      5  $       2
 Carrying value of investments accounted for under the equity
   method.............................................................        17         90       202        309
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................       301        277         6        584
 Interest expense.....................................................         -         27        41         68
 Income tax expense...................................................       108         55       110        273
 Segment assets.......................................................  $ 21,192  $ 111,302  $ 12,010  $ 144,504

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 -- Segment Information - (continued)


                                                                                    Wealth   Corporate
                                                                       Protection Management and Other  Total
                                                                       ---------------------------------------
                                                                                    (in millions)
                                                                       ---------------------------------------
2006
 Revenues from external customers.....................................  $ 1,483    $ 1,632     $ 382   $ 3,497
 Net investment income................................................      712        225       226     1,163
 Net realized investment and other gains (losses).....................      104         20       (92)       32
                                                                       ---------------------------------------
 Revenues.............................................................  $ 2,299    $ 1,877     $ 516   $ 4,692
                                                                       =======================================

 Net income (loss)....................................................  $   208    $   324     $  (7)  $   525
                                                                       =======================================
Supplemental Information:
 Equity in net (loss) income of investees accounted for by the equity
   method.............................................................  $    (1)   $     1     $   -   $     -
 Carrying value of investments accounted for under the equity method..       17         34        46        97
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................      242        303        (9)      536
 Interest expense.....................................................        -         21         5        26
 Income tax expense...................................................      111        115         4       230

The Company operates primarily in the United States and has no reportable major customers.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments


The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                          December 31,
                                              -------------------------------------
                                                    2008               2007
                                              -------------------------------------
                                              Carrying  Fair    Carrying    Fair
                                               Value    Value    Value      Value
                                              -------------------------------------
                                                          (in millions)
Assets:
 Fixed maturities (1):
   Available-for-sale........................ $ 14,687 $ 14,687 $  13,617 $  13,617
 Equity securities:
   Available-for-sale........................      415      415       956       956
 Mortgage loans on real estate...............    2,629    2,649     2,414     2,424
 Policy loans................................    2,785    2,785     2,519     2,519
 Short-term investments......................    3,665    3,665     2,723     2,723
 Cash and cash equivalents...................    3,477    3,477     3,345     3,345
 Derivatives:
   Interest rate swap agreements.............      759      759        28        28
   Cross currency rate swap agreements.......      321      321       179       179
   Foreign exchange forward agreements.......        3        3         9         9
   Embedded derivatives......................    4,418    4,418       586       586
 Assets held in trust........................    2,190    2,190     2,493     2,493
 Separate account assets.....................   77,681   77,681   105,380   105,380

Liabilities:
 Fixed rate deferred and immediate annuities.    1,852    1,843     1,665     1,665
 Derivatives:
   Interest rate swap agreements.............      325      325        22        22
   Cross currency rate swap agreements.......      377      377       277       277
   Credit default swaps......................        1        1         -         -
   Equity swaps..............................       15       15         1         1
   Embedded derivatives......................    2,859    2,859       572       572
   Foreign exchange forward agreements.......        3        3         9         9

(1)Fixed maturities exclude leveraged leases of $49 million and $72 million for 2008 and 2007, respectively, which are carried at the net investment calculated by accruing income at the lease's expected internal rate of return in accordance with SFAS No. 13, "Accounting for Leases".

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure:

..  Financial Instruments Measured at Fair Value and Reported in the
   Consolidated Balance Sheets - This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate accounts. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which impairment is recognized.
.. Other Financial Instruments not Reported at Fair Value - This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Mortgage loans on real estate - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and take into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans - These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities - The fair value of these financial instruments are estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy
Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

.. Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 securities primarily include exchange traded equity securities and separate account assets.

.. Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

.. Level 3 - Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), other securities that have little or no price transparency, and certain derivatives.

Determination of Fair Value
The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Fair Value Measurements on a Recurring Basis

Fixed Maturities
For fixed maturities, including corporate, U.S. Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities
Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments
Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives
The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company's derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives
As defined in SFAS Statement No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements ("Reinsurance GMIB Assets"). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain ("GMWB") and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity's own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC's own credit risk, which is determined by taking into consideration publicly available information relating to MFC's debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies' publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets
Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted prices or reported net assets values ("NAV"). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008.

                                               December 31, 2008
                                      ------------------------------------
                                      ------------------------------------
                                      Total Fair
                                        Value    Level 1  Level 2  Level 3
                                      ------------------------------------
                                                 (in millions)
     Assets:
      Fixed maturities (1):
        Available-for-sale........... $  14,687  $      - $ 14,325 $   362
      Equity securities:
        Available-for-sale...........       415       415        -       -
      Short-term investments.........     3,665         -    3,665       -
      Derivative assets (2)               1,083         -    1,083       -
      Embedded derivatives...........     4,418         -       36   4,382
      Assets held in trust (3).......     2,190       497    1,693       -
      Separate account assets (4)....    77,681    77,626       55       -
                                      ------------------------------------
     Total assets at fair value...... $ 104,139  $ 78,538 $ 20,857 $ 4,744
                                      ====================================

     Liabilities:
      Derivative liabilities (2)..... $     721  $      - $    721 $     -
      Embedded derivatives...........     2,859         -        -   2,859
                                      ------------------------------------
     Total liabilities at fair value. $   3,580  $      - $    721 $ 2,859
                                      ====================================

(1)Fixed maturities excludes leveraged leases of $49 million which are carried at the net investment calculated by accruing income at the lease's expected internal rate of return in accordance with SFAS No. 13, "Accounting for Leases".
(2)Derivative assets are presented within other assets and derivative liabilities are presented within other liabilities in the Consolidated Balance Sheets. The amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 -- Related Party Transactions, for information on the associated MRBL reinsurance agreement. The fair value of the trust assets are determined on a basis consistent with the methodologies described herein for similar financial instruments.
(4)Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

                                                                                                                      Net
                                                                                                      Fixed        Embedded
                                                                                                    Maturities    Derivatives
                                                                                                   -----------------------------
Balance at January 1, 2008........................................................................   $  447         $    18
 Net realized/unrealized gains (losses) included in:
   Net income.....................................................................................     (161)/(2)/     1,505/(4)/
   Other comprehensive income.....................................................................       79/(3)/          -
 Purchases, issuances, (sales) and (settlements), net.............................................      (12)              -
 Transfers in and/or (out) of Level 3, net (1)....................................................        9               -
                                                                                                   -----------------------------
Balance at December 31, 2008......................................................................   $  362         $ 1,523
                                                                                                   =============================
Gains (losses) for the period included in earnings attributable to the change in unrealized gains
  (losses) relating to assets and liabilities still held at December 31, 2008.....................   $    -         $ 1,505

(1)For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)This amount is included in net realized investments and other gains (losses) on the Consolidated Statement of Operations.
(3)This amount is included in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet.
(4)This amount is included in benefits to policyholders on the Consolidated Statement of Operations. All gains and losses on Level 3 liabilities are classified as net realized investment and other gains (losses) for the purpose of this disclosure because it is not practicable to track realized and unrealized gains (losses) separately on a contract by contract basis.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis
Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Note 14 -- Goodwill

The changes in the carrying value of goodwill by segment were as follows:

                                                 Wealth   Corporate
                                    Protection Management and Other Total
                                    -------------------------------------
                                                (in millions)
      Balance at January 1, 2008...    $ -        $ 54       $ -    $ 54
      Dispositions and other, net..      -           -         -       -
                                    -------------------------------------
      Balance at December 31, 2008.    $ -        $ 54       $ -    $ 54
                                    =====================================

                                                 Wealth   Corporate
                                    Protection Management and Other Total
                                    -------------------------------------
                                                (in millions)
      Balance at January 1, 2007...    $ -        $ 54       $ -    $ 54
      Dispositions and other, net..      -           -         -       -
                                    -------------------------------------
      Balance at December 31, 2007.    $ -        $ 54       $ -    $ 54
                                    =====================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 14 -- Goodwill - (continued)


The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Note 15 -- Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Operations. For the years ended December 31, 2008, and 2007 there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                            December 31,
                                                            -----------------------------
                                                            2008           2007
                                                            -----------------------------
                                                            (in millions, except for age)
         Life insurance contracts with guaranteed benefits
          In the event of death
          Account value.................................... $ 559          $ 422
          Net amount at risk related to deposits...........    86             56
          Average attained age of contract holders.........    44             43

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either
(a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 10 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

In 2004, the Company introduced a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of "step-up" provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                                                                                    December 31,
                                                                                 -------------------------------------------
                                                                                   2008                  2007
                                                                                 -------------------------------------------
                                                                                 (in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
 Return of net deposits
 In the event of death
   Account value................................................................ $ 15,224              $ 17,510
   Net amount at risk- net of reinsurance.......................................      766                    47
   Average attained age of contract holders.....................................       54                    55

 Return of net deposits plus a minimum return
 In the event of death
   Account value................................................................ $    428              $    714
   Net amount at risk- net of reinsurance.......................................        5                     -
   Average attained age of contract holders.....................................       65                    65
   Guaranteed minimum return rate...............................................        5%                    5%

 Highest specified anniversary account value minus withdrawals post anniversary
 In the event of death
   Account value................................................................ $ 22,508              $ 32,750
   Net amount at risk- net of reinsurance.......................................    1,248                   190
   Average attained age of contract holders.....................................       54                    54

Guaranteed Minimum Income Benefit
   Account value................................................................ $  5,387              $  9,552
   Net amount at risk- net of reinsurance.......................................       45                    29
   Average attained age of contract holders.....................................       52                    52

Guaranteed Minimum Withdrawal Benefit
   Account value................................................................ $ 24,769              $ 28,582
   Net amount at risk...........................................................    1,812                   116
   Average attained age of contract holders.....................................       52                    54

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

                                              December 31,
                                              ------------
                                              2008    2007
                                              ------------
                                              (in billions)
                        Type of Fund
                        Domestic Equity...... $  7    $ 13
                        International Equity.    2       3
                        Balanced.............   23      30
                        Bonds................    3       4
                        Money Market.........    2       1
                                              ------------
                           Total............. $ 37    $ 51
                                              ============

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                    Guaranteed Guaranteed Guaranteed
                                     Minimum    Minimum    Minimum
                                      Death      Income   Withdrawal
                                     Benefit    Benefit    Benefit
                                      (GMDB)     (GMIB)     (GMWB)     Total
                                    ------------------------------------------
                                                  (in millions)
  Balance at January 1, 2008.......   $   89    $    156   $    568  $    813
  Incurred guarantee benefits......     (110)        (74)         -      (184)
  Other reserve changes............      372         356      2,322     3,050
                                    ------------------------------------------
  Balance at December 31, 2008.....   $  351    $    438   $  2,890  $  3,679
  Reinsurance recoverable..........     (259)     (2,056)    (2,352)   (4,667)
                                    ------------------------------------------
  Net balance at December 31, 2008.   $   92    $ (1,618)  $    538  $   (988)
                                    ==========================================

  Balance at January 1, 2007.......   $   80    $    208   $     95  $    383
  Incurred guarantee benefits......      (48)       (122)         -      (170)
  Other reserve changes............       57          70        473       600
                                    ------------------------------------------
  Balance at December 31, 2007.....   $   89    $    156   $    568  $    813
  Reinsurance recoverable..........      (36)       (586)         -      (622)
                                    ------------------------------------------
  Net balance at December 31, 2007.   $   53    $   (430)  $    568  $    191
                                    ==========================================

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life portion of the GMWB reserves were determined in accordance with SOP 03-1, and the GMIB reinsurance recoverable and GMWB gross reserve were determined in accordance with SFAS No. 133.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS No. 133 calculations, risk neutral scenarios were used.

    . For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

    . Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for SFAS No. 133 calculations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


    . Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

    . Annuity base lapse rates vary by contract type and duration and ranged from 2% to 41.5%.

    . The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the SOP 03-01 calculations. The discount rates used for SFAS No. 133 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 16 -- Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                           December 31,
                                                         ----------------
                                                          2008     2007
                                                         ----------------
                                                          (in millions)
       Balance, beginning of year....................... $ 5,664 $ 4,655
       Capitalization...................................   1,590   1,637
       Amortization (1).................................     405    (550)
       Change in unrealized investment gains and losses.     289     (78)
                                                         ----------------
       Balance, end of year............................. $ 7,948 $ 5,664
                                                         ================

(1)In 2008, DAC amortization includes significant unlocking due to the impact of lower estimated gross profits arising from higher benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall negative amortization during the year.

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

                                                          December 31,
                                                          -------------
                                                           2008   2007
                                                          -------------
                                                          (in millions)
        Balance, beginning of year....................... $ 264  $ 235
        Capitalization...................................    97     63
        Amortization.....................................   (17)   (34)
        Change in unrealized investment gains and losses.     1      -
                                                          -------------
        Balance, end of year............................. $ 345  $ 264
                                                          =============

Note 17 -- Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units ("DSUs") under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 17 -- Share Based Payments - (continued)


Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of 1 million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000
DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also, in 2008 and 2007, 269,000 and 260,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $6 million, $5 million, and $5 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2008, 2007, and 2006.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and
1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.4 million, 0.4 million, and 0.4 million RSUs, respectively, to certain eligible employees. RSUs entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $14 million, $16 million, and $14 million for the years ended December 31, 2008, 2007, and 2006, respectively.

                                    AUDITED FINANCIAL STATEMENTS

                                    John Hancock Life Insurance Company (U.S.A.)
                                    Separate Account H
                                    December 31, 2008

                  John Hancock Life Insurance Company (U.S.A.)
                               Separate Account H

                          Audited Financial Statements

                                December 31, 2008

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm......    1
Statement of Assets and Liabilities.............................................    4
Statement of Operations and Changes in Contract Owners' Equity..................   30
Notes to Financial Statements...................................................   83

                              (ERNST & YOUNG LOGO)

                                                            Ernst & Young LLP
                                                            200 Clarendon Street
                                                            Boston, MA 02116

                                                            Tel: +1 617 266 2000
                                                            Fax: +1 617 266 5843
                                                            www.ey.com

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H ("the Account,") comprised of the following sub-accounts,

500 Index Fund B Series NAV
500 Index Series I
500 Index Series II
Active Bond Series I
Active Bond Series II
All Cap Core Series I
All Cap Core Series II
All Cap Growth Series I
All Cap Growth Series II
All Cap Value Series I
All Cap Value Series II
American Asset Allocation Series II
American Asset Allocation Series III
American Asset High-Income Bond Series II
American Asset High-Income Bond Series III
American Blue-Chip Income & Growth Series II
American Blue-Chip Income & Growth Series III
American Bond Series II
American Bond Series III
American Century - Small Company Series II
American Fundamental Holdings Series II
American Fundamental Holdings Series III
American Global Diversification Series II
American Global Growth Series II
American Global Growth Series III
American Global Small Capitalization Series II
American Global Small Capitalization Series III
American Growth Series II
American Growth Series III
American Growth-Income Series II
American Growth-Income Series III
American International Series II
American International Series III
American New World Series II
American New World Series III
Basic Value Focus
Blue Chip Growth Series I
Blue Chip Growth Series II
Bond Index Trust A Series II
Capital Appreciation Series I
Capital Appreciation Series II
Capital Appreciation Value Series II
CGTC Overseas Equity Series II
Core Allocation Plus Series I
Core Allocation Plus Series II
Disciplined Diversification Series II
Emerging Small Company Series I
Emerging Small Company Series II
Equity-Income Series I
Equity-Income Series II
Financial Services Series I
Financial Services Series II
Founding Allocation Series I
Founding Allocation Series II
Fundamental Value Series I
Fundamental Value Series II
Global Allocation Series I
Global Allocation Series II
Global Bond Series I
Global Bond Series II
Global Trust Series I
Global Trust Series II
Health Sciences Series I
Health Sciences Series II
High Income Series II
High Yield Series I
High Yield Series II
Income & Value Series I

                                   A member firm of Ernst & Young Global Limited

                              (ERNST & YOUNG LOGO)

Income & Value Series II
Index Allocation Series II
International Core Series I
International Core Series II
International Equity Index B Series NAV
International Small Cap Series I
International Small Cap Series II
International Value Series I
International Value Series II
Investment Quality Bond Series I
Investment Quality Bond Series II
John Hancock International Equity Index Series I
John Hancock International Equity Index Series II
John Hancock Strategic Income Series II
Large Cap Value Series I
Large Cap Value Series II
Lifestyle Aggressive Series I
Lifestyle Aggressive Series II
Lifestyle Balanced Series I
Lifestyle Balanced Series II
Lifestyle Conservative Series I
Lifestyle Conservative Series II
Lifestyle Growth Series I
Lifestyle Growth Series II
Lifestyle Moderate Series I
Lifestyle Moderate Series II
LMFC Core Equity Series I
LMFC Core Equity Series II
Marisco International Opportunities Series II
Mid Cap Index Series I
Mid Cap Index Series II
Mid Cap Intersection Series I
Mid Cap Intersection Series II
Mid Cap Stock Series I
Mid Cap Stock Series II
Mid Cap Value Series I
Mid Cap Value Series II
ML Global Allocation
Money Market B Series NAV
Money Market Series I
Money Market Series II
Mutual Shares Series I
Natural Resources Series II
Optimized All Cap Series II
Optimized Value Series II
Pacific Rim Series I
Pacific Rim Series II
PIM Classic Value Series II
PIMCO VIT All Asset Series II
Real Estate Securities Series I
Real Estate Securities Series II
Real Return Bond Series II
Science & Technology Series I
Science & Technology Series II
Scudder Equity Index 500 - B
Scudder Fixed Income - B
Small Cap Index Series I
Small Cap Index Series II
Small Cap Opportunities Series I
Small Cap Opportunities Series II
Small Cap Value Focus
Small Company Value Series I
Small Company Value Series II
Strategic Bond Series I
Strategic Bond Series II
T Rowe Price Mid Value Series II
Total Return Series I
Total Return Series II
Total Stock Market Index Series I
Total Stock Market Index Series II
U.S. Government Securities Series I
U.S. Government Securities Series II
U.S. High Yield Series II
U.S. Large Cap Value Series I
U.S. Large Cap Value Series II
UBS Large Cap Series I
UBS Large Cap Series II
Utilities Series I
Utilities Series II
Value Series I
Value Series II
Wellington Small Cap Growth Series I
Wellington Small Cap Growth Series II
Wellington Small Cap Value Series I
Wellington Small Cap Value Series II
Wells Capital Core Bond Series II

as of December 31, 2008, and the related statement of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the Dynamic Growth Series I, Dynamic Growth Series II, Emerging Growth Series II, Independence Investment LLC Small Cap Series II, Quantitative Mid-Cap Series I, Quantitative Mid-Cap Series II, U.S. Core Series I, U.S. Core Series II, U.S. Global Leaders Growth Series I, U.S. Global Leaders Growth

                                   A member firm of Ernst & Young Global Limited

                              (ERNST & YOUNG LOGO)

Series II sub-accounts (the "closed sub-accounts") for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2008, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                         (ERNST & YOUNG LLP)

March 31, 2009

                                   A member firm of Ernst & Young Global Limited

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                      500 Index                                                          All Cap
                                        Fund B     500 Index    500 Index   Active Bond   Active Bond      Core
                                      Series NAV    Series I    Series II     Series I     Series II     Series I
                                     -----------  -----------  -----------  -----------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $44,221,566  $53,450,857  $39,678,677  $64,896,482  $275,345,876  $48,378,680
                                     ===========  ===========  ===========  ===========  ============  ===========
NET ASSETS
Contracts in accumulation            $44,217,420  $53,410,802  $39,678,677  $64,771,849  $275,334,062  $48,333,819
Contracts in payout (annuitization)        4,146       40,055                   124,633        11,814       44,861
                                     -----------  -----------  -----------  -----------  ------------  -----------
Total net assets                     $44,221,566  $53,450,857  $39,678,677  $64,896,482  $275,345,876  $48,378,680
                                     ===========  ===========  ===========  ===========  ============  ===========
Units outstanding                      5,843,640    6,938,793    3,916,772    5,542,442    23,846,814    4,404,983
Unit value                           $      7.57  $      7.70  $     10.13  $     11.71  $      11.55  $     10.98
Shares                                 3,934,303    6,791,722    5,061,056    8,204,359    34,765,893    4,138,467
Cost                                 $73,016,198  $72,183,622  $53,289,818  $77,950,186  $331,148,675  $57,003,501

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       All Cap      All Cap      All Cap      All Cap      All Cap    American Asset
                                     Core Series     Growth       Growth       Value        Value       Allocation
                                          II        Series I    Series II     Series I    Series II      Series II
                                     -----------  -----------  -----------  -----------  -----------  --------------
TOTAL ASSETS
Investments at fair value            $ 7,549,207  $76,573,971  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
                                     ===========  ===========  ===========  ===========  ===========  ==============
NET ASSETS
Contracts in accumulation            $ 7,549,207  $76,393,767  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
Contracts in payout (annuitization)                   180,204
                                     -----------  -----------  -----------  -----------  -----------  --------------
Total net assets                     $ 7,549,207  $76,573,971  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
                                     ===========  ===========  ===========  ===========  ===========  ==============
Units outstanding                        681,898    6,912,443    1,159,235    2,222,846    2,008,606      89,206,351
Unit value                           $     11.07  $     11.08  $      9.28  $     12.04  $     12.73  $         8.65
Shares                                   646,890    6,635,526      941,412    4,762,354    4,556,529      91,343,415
Cost                                 $12,202,941  $89,914,975  $15,084,548  $44,053,013  $43,927,242  $1,043,303,099

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    American     American     American      American
                                       American      Asset        Asset       Blue-Chip    Blue-Chip
                                        Asset     High-Income  High-Income    Income &      Income &     American
                                      Allocation      Bond         Bond        Growth        Growth        Bond
                                      Series III   Series II    Series III    Series II    Series III    Series II
                                     -----------  -----------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $34,188,459  $31,998,224    $102,930   $ 66,642,931  $15,440,949  $585,289,903
                                     ===========  ===========    ========   ============  ===========  ============
NET ASSETS
Contracts in accumulation            $34,188,459  $31,998,224    $102,930   $ 66,634,571  $15,440,949  $585,289,903
Contracts in payout (annuitization)                                                8,360
                                     -----------  -----------    --------   ------------  -----------  ------------
Total net assets                     $34,188,459  $31,998,224    $102,930   $ 66,642,931  $15,440,949  $585,289,903
                                     ===========  ===========    ========   ============  ===========  ============
Units outstanding                      3,702,897    3,593,978      10,576      5,409,736    1,817,222    50,087,972
Unit value                           $      9.23  $      8.90    $   9.73   $      12.32  $      8.50  $      11.69
Shares                                 4,050,765    4,097,084      13,196      7,521,775    1,746,714    54,699,991
Cost                                 $40,014,184  $45,817,082    $115,279   $115,711,820  $18,485,614  $709,341,832

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                   American
                                                   Century -    American      American                      American
                                       American      Small     Fundamental  Fundamental  American Global     Global
                                         Bond       Company     Holdings      Holdings   Diversification     Growth
                                      Series III   Series II    Series II    Series III     Series II       Series II
                                     -----------  ----------  ------------  -----------  ---------------  ------------
TOTAL ASSETS
Investments at fair value            $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
                                     ===========  ==========  ============  ===========    ============   ============
NET ASSETS
Contracts in accumulation            $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
Contracts in payout (annuitization)
                                     -----------  ----------  ------------  -----------    ------------   ------------
Total net assets                     $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
                                     ===========  ==========  ============  ===========    ============   ============
Units outstanding                      1,708,415     230,989    64,803,896    1,576,102      62,575,683     17,516,452
Unit value                           $     11.18  $     8.37  $       8.54  $      9.08    $       8.06   $       7.98
Shares                                 1,786,831     306,011    72,634,170    1,881,573      71,600,602     18,011,732
Cost                                 $20,770,480  $3,896,518  $739,459,286  $17,954,048    $734,865,005   $225,741,213

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    American        American
                                      American       Global          Global                                      American
                                       Global         Small           Small         American       American       Growth-
                                       Growth    Capitalization  Capitalization      Growth         Growth        Income
                                     Series III     Series II      Series III       Series II     Series III     Series II
                                     ----------  --------------  --------------  --------------  -----------  --------------
TOTAL ASSETS
Investments at fair value             $269,670     $43,636,644     $5,017,292    $  860,203,386  $ 9,588,537  $  734,826,560
                                      ========     ===========     ==========    ==============  ===========  ==============
NET ASSETS
Contracts in accumulation             $269,670     $43,636,644     $5,017,292    $  860,176,177  $ 9,588,537  $  734,810,448
Contracts in payout (annuitization)                                                      27,209                       16,112
                                      --------     -----------     ----------    --------------  -----------  --------------
Total net assets                      $269,670     $43,636,644     $5,017,292    $  860,203,386  $ 9,588,537  $  734,826,560
                                      ========     ===========     ==========    ==============  ===========  ==============
Units outstanding                       32,316       7,111,095        777,248        74,067,311    1,283,084      63,942,059
Unit value                            $   8.34     $      6.14     $     6.46    $        11.61  $      7.47  $        11.49
Shares                                  34,841       7,236,591        834,824        74,283,539      828,741      63,787,028
Cost                                  $329,979     $84,907,955     $6,573,369    $1,374,320,202  $12,137,616  $1,123,654,339

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       American
                                       Growth-       American       American    American New  American New     Basic
                                        Income    International  International  World Series  World Series     Value
                                      Series III    Series II      Series III        II            III         Focus
                                     -----------  -------------  -------------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $12,028,258   $569,687,370     $278,657     $38,682,388    $114,630    $ 9,193,487
                                     ===========   ============     ========     ===========    ========    ===========
NET ASSETS
Contracts in accumulation            $12,028,258   $569,680,337     $278,657     $38,682,388    $114,630    $ 9,193,487
Contracts in payout (annuitization)                       7,033
                                     -----------   ------------     --------     -----------    --------    -----------
Total net assets                     $12,028,258   $569,687,370     $278,657     $38,682,388    $114,630    $ 9,193,487
                                     ===========   ============     ========     ===========    ========    ===========
Units outstanding                      1,445,391     36,071,377       34,407       4,594,159      14,645        560,419
Unit value                           $      8.32   $      15.79     $   8.10     $      8.42    $   7.83    $     16.40
Shares                                 1,045,935     39,838,278       19,527       4,746,305      14,100      1,103,660
Cost                                 $14,757,262   $870,957,394     $383,903     $62,832,289    $143,641    $15,241,204

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                            Capital
                                       Blue Chip     Blue Chip   Bond Index     Capital       Capital    Appreciation
                                        Growth        Growth       Trust A   Appreciation  Appreciation      Value
                                       Series I      Series II    Series II    Series I      Series II     Series II
                                     ------------  ------------  ----------  ------------  ------------  ------------
TOTAL ASSETS
Investments at fair value            $224,482,328  $ 89,182,436   $905,694   $ 89,609,852   $45,779,941  $129,560,234
                                     ============  ============   ========   ============   ===========  ============
NET ASSETS
Contracts in accumulation            $224,153,606  $ 89,182,436   $905,694   $ 89,509,853   $45,779,941  $129,560,234
Contracts in payout (annuitization)       328,722                                  99,999
                                     ------------  ------------   --------   ------------   -----------  ------------
Total net assets                     $224,482,328  $ 89,182,436   $905,694   $ 89,609,852   $45,779,941  $129,560,234
                                     ============  ============   ========   ============   ===========  ============
Units outstanding                      17,615,463     9,393,422     67,335     13,837,049     4,711,470    14,299,260
Unit value                           $      12.74  $       9.49   $  13.45   $       6.48   $      9.72  $       9.06
Shares                                 18,355,055     7,304,049     67,640     14,291,842     7,360,119    14,363,662
Cost                                 $282,850,792  $128,536,710   $882,210   $127,500,022   $64,854,746  $148,535,415

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        CGTC        Core         Core                        Emerging     Emerging
                                      Overseas   Allocation   Allocation    Disciplined       Small        Small
                                       Equity       Plus         Plus     Diversification    Company      Company
                                      Series II   Series I    Series II      Series II       Series I    Series II
                                     ----------  ----------  -----------  ---------------  -----------  -----------
TOTAL ASSETS
Investments at fair value            $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,588,674  $18,300,019
                                     ==========  ==========  ===========    ===========    ===========  ===========
NET ASSETS
Contracts in accumulation            $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,563,622  $18,300,019
Contracts in payout (annuitization)                                                             25,052
                                     ----------  ----------  -----------    -----------    -----------  -----------
Total net assets                     $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,588,674  $18,300,019
                                     ==========  ==========  ===========    ===========    ===========  ===========
Units outstanding                       284,112     459,578    5,294,414      8,663,009      3,348,224    2,087,921
Unit value                           $    11.21  $     9.02  $      8.74    $      9.13    $     10.03  $      8.76
Shares                                  427,072     487,849    5,446,466      8,876,095      2,418,191    1,337,721
Cost                                 $5,752,922  $4,652,643  $50,667,693    $88,381,632    $62,298,797  $34,189,286

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Equity-       Equity-     Financial    Financial     Founding      Founding
                                        Income        Income       Services     Services    Allocation    Allocation
                                       Series I      Series II     Series I    Series II     Series I      Series II
                                     ------------  ------------  -----------  -----------  -----------  --------------
TOTAL ASSETS
Investments at fair value            $261,746,610  $126,408,553  $14,200,399  $23,207,419  $11,671,302  $1,035,742,268
                                     ============  ============  ===========  ===========  ===========  ==============
NET ASSETS
Contracts in accumulation            $261,231,343  $126,408,553  $14,200,399  $23,188,830  $11,671,302  $1,035,742,268
Contracts in payout (annuitization)       515,267                                  18,589
                                     ------------  ------------  -----------  -----------  -----------  --------------
Total net assets                     $261,746,610  $126,408,553  $14,200,399  $23,207,419  $11,671,302  $1,035,742,268
                                     ============  ============  ===========  ===========  ===========  ==============
Units outstanding                      13,650,160    11,489,143    1,623,612    2,476,693    1,344,727     136,082,295
Unit value                           $      19.18  $      11.00  $      8.75  $      9.37  $      8.68  $         7.61
Shares                                 26,279,780    12,729,965    1,885,843    3,090,202    1,585,775     140,344,481
Cost                                 $407,561,034  $204,785,591  $25,775,978  $42,363,691  $14,891,130  $1,598,310,938

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                      Fundamental   Fundamental     Global       Global        Global       Global
                                         Value         Value      Allocation   Allocation       Bond         Bond
                                       Series I      Series II     Series I     Series II     Series I     Series II
                                     ------------  ------------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $336,160,486  $251,340,629  $26,694,131  $121,345,796  $81,495,660  $154,495,811
                                     ============  ============  ===========  ============  ===========  ============
NET ASSETS
Contracts in accumulation            $335,540,479  $251,340,356  $26,693,501  $121,345,796  $81,464,697  $154,453,670
Contracts in payout (annuitization)       620,007           273          630                     30,963        42,141
                                     ------------  ------------  -----------  ------------  -----------  ------------
Total net assets                     $336,160,486  $251,340,629  $26,694,131  $121,345,796  $81,495,660  $154,495,811
                                     ============  ============  ===========  ============  ===========  ============
Units outstanding                      33,466,331    23,786,071    3,166,226    11,729,356    3,602,575     9,374,175
Unit value                           $      10.04  $      10.57  $      8.43  $      10.35  $     22.62  $      16.48
Shares                                 34,337,128    25,725,755    3,914,095    17,871,251    5,643,744    10,751,274
Cost                                 $381,187,053  $373,861,222  $43,282,775  $201,133,098  $86,171,435  $162,323,054

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                    Health       Health
                                     Global Trust  Global Trust    Sciences     Sciences    High Income   High Yield
                                       Series I      Series II     Series I     Series II    Series II     Series I
                                     ------------  ------------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $109,603,317   $26,665,157  $37,028,670   $41,778,494   $1,474,198   $46,086,858
                                     ============   ===========  ===========   ===========   ==========   ===========
NET ASSETS
Contracts in accumulation            $109,457,934   $26,593,145  $37,026,530   $41,778,129   $1,474,198   $46,027,363
Contracts in payout (annuitization)       145,383        72,012        2,140           365                     59,495
                                     ------------   -----------  -----------   -----------   ----------   -----------
Total net assets                     $109,603,317   $26,665,157  $37,028,670   $41,778,494   $1,474,198   $46,086,858
                                     ============   ===========  ===========   ===========   ==========   ===========
Units outstanding                       6,778,204     2,397,618    2,672,652     2,875,694      230,474     4,032,014
Unit value                           $      16.17   $     11.12  $     13.85   $     14.53   $     6.40   $     11.43
Shares                                 10,398,797     2,537,123    3,577,649     4,103,978      251,999     7,824,594
Cost                                 $142,837,140   $44,840,751  $52,560,452   $59,447,238   $2,037,121   $67,049,754

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                     Income &      Income &       Index     International  International
                                      High Yield       Value        Value      Allocation        Core           Core
                                       Series II     Series I     Series II     Series II      Series I      Series II
                                     ------------  ------------  -----------  ------------  -------------  -------------
TOTAL ASSETS
Investments at fair value             $50,595,088  $144,359,597  $42,340,351  $318,495,112   $37,670,124    $24,821,956
                                      ===========  ============  ===========  ============   ===========    ===========
NET ASSETS
Contracts in accumulation             $50,545,391  $144,180,824  $42,340,351  $318,486,499   $37,561,838    $24,796,343
Contracts in payout (annuitization)        49,697       178,773                      8,613       108,286         25,613
                                      -----------  ------------  -----------  ------------   -----------    -----------
Total net assets                      $50,595,088  $144,359,597  $42,340,351  $318,495,112   $37,670,124    $24,821,956
                                      ===========  ============  ===========  ============   ===========    ===========
Units outstanding                       4,362,481     8,494,621    4,008,782    31,256,689     3,231,431      1,971,098
Unit value                            $     11.60  $      16.99  $     10.56  $      10.19   $     11.66        $ 12.59
Shares                                  8,532,055    20,190,153    5,946,678    32,834,548     4,639,178      3,038,183
Cost                                  $70,154,932  $207,371,650  $63,079,190  $415,946,768   $60,497,699    $42,361,552

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                     International
                                         Equity     International  International  International  International    Investment
                                        Index B         Small          Small          Value          Value         Quality
                                       Series NAV   Cap Series I   Cap Series II     Series I      Series II     Bond Series I
                                     -------------  -------------  -------------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value             $20,582,730    $37,254,747    $20,948,518    $124,274,980   $104,996,878   $103,084,376
                                      ===========    ===========    ===========    ============   ============   ============
NET ASSETS
Contracts in accumulation             $20,562,205    $37,224,227    $20,948,518    $124,160,569   $104,948,853   $102,740,543
Contracts in payout (annuitization)        20,525         30,520                        114,411         48,025        343,833
                                      -----------    -----------    -----------    ------------   ------------   ------------
Total net assets                      $20,582,730    $37,254,747    $20,948,518    $124,274,980   $104,996,878   $103,084,376
                                      ===========    ===========    ===========    ============   ============   ============
Units outstanding                       2,852,394      3,027,907      1,815,070       9,996,172      7,623,148      5,071,248
Unit value                            $      7.22    $     12.30    $     11.54    $      12.43   $      13.77   $      20.33
Shares                                  1,844,331      4,466,996      2,496,844      13,716,885     11,614,699      9,950,229
Cost                                  $36,394,141    $89,801,063    $48,635,909    $215,552,913   $187,690,603   $113,982,376

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    John Hancock   John Hancock
                                      Investment   International  International    John Hancock     Large Cap    Large Cap
                                     Quality Bond  Equity Index    Equity Index  Strategic Income     Value        Value
                                       Series II      Series I       Series II       Series II      Series I     Series II
                                     ------------  -------------  -------------  ----------------  -----------  -----------
TOTAL ASSETS
Investments at fair value            $ 92,404,508   $12,492,766    $12,715,588     $ 9,163,669     $23,027,238  $19,316,098
                                     ============   ===========    ===========     ===========     ===========  ===========
NET ASSETS
Contracts in accumulation            $ 92,404,508   $12,462,177    $12,715,588     $ 9,163,669     $23,027,238  $19,305,802
Contracts in payout (annuitization)                      30,589                                                      10,296
                                     ------------   -----------    -----------     -----------     -----------  -----------
Total net assets                     $ 92,404,508   $12,492,766    $12,715,588     $ 9,163,669     $23,027,238  $19,316,098
                                     ============   ===========    ===========     ===========     ===========  ===========
Units outstanding                       6,301,640       964,039        996,311         711,330       1,450,254    1,228,957
Unit value                           $      14.66   $     12.96    $     12.76     $     12.88     $     15.88  $     15.72
Shares                                  8,919,354     1,046,295      1,064,066         816,726       1,638,949    1,377,753
Cost                                 $101,021,981   $20,621,214    $20,122,102     $10,857,136     $36,274,340  $29,820,434

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008



                                       Lifestyle     Lifestyle     Lifestyle      Lifestyle      Lifestyle      Lifestyle
                                      Aggressive    Aggressive     Balanced       Balanced     Conservative   Conservative
                                       Series I      Series II     Series I       Series II       Series I      Series II
                                     ------------  ------------  ------------  --------------  ------------  --------------
TOTAL ASSETS
Investments at fair value            $ 78,077,502  $140,031,483  $488,815,865  $6,354,575,304  $143,843,541  $1,171,315,497
                                     ============  ============  ============  ==============  ============  ==============
NET ASSETS
Contracts in accumulation            $ 78,077,022  $140,031,483  $488,693,037  $6,353,783,064  $143,803,924  $1,171,315,497
Contracts in payout (annuitization)           480                     122,828         792,240        39,617
                                     ------------  ------------  ------------  --------------  ------------  --------------
Total net assets                     $ 78,077,502  $140,031,483  $488,815,865  $6,354,575,304  $143,843,541  $1,171,315,497
                                     ============  ============  ============  ==============  ============  ==============
Units outstanding                       7,208,200    12,730,138    35,215,875     536,639,432     8,661,797      89,201,134
Unit value                           $      10.83  $      11.00  $      13.88  $        11.84  $      16.61  $        13.13
Shares                                 14,378,914    25,836,067    56,905,223     742,356,928    14,019,839     114,610,127
Cost                                 $143,967,392  $260,783,351  $729,566,396  $9,544,051,156  $172,989,747  $1,410,303,733

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                    LMFC        LMFC
                                       Lifestyle      Lifestyle       Lifestyle      Lifestyle      Core        Core
                                        Growth          Growth        Moderate       Moderate      Equity      Equity
                                       Series I       Series II       Series I       Series II    Series I   Series II
                                     ------------  ---------------  ------------  --------------  --------  -----------
TOTAL ASSETS
Investments at fair value            $410,760,328  $ 8,170,434,029  $188,774,055  $1,689,787,030  $ 77,273  $16,044,782
                                     ============  ===============  ============  ==============  ========  ===========
NET ASSETS
Contracts in accumulation            $410,100,784  $ 8,170,378,893  $187,156,447  $1,689,785,898  $ 77,273  $16,044,782
Contracts in payout (annuitization)       659,544           55,136     1,617,608           1,132
                                     ------------  ---------------  ------------  --------------  --------  -----------
Total net assets                     $410,760,328  $ 8,170,434,029  $188,774,055  $1,689,787,030  $ 77,273  $16,044,782
                                     ============  ===============  ============  ==============  ========  ===========
Units outstanding                      33,091,302      739,884,660    12,358,584     137,848,366    12,269    2,544,371
Unit value                           $      12.41  $         11.04  $      15.27  $        12.26  $   6.30  $      6.31
Shares                                 51,409,303    1,023,863,914    20,631,044     185,283,665    16,371    3,428,372
Cost                                 $651,703,685  $13,216,516,656  $255,330,549  $2,302,937,633  $159,368  $36,250,478

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Marisco
                                     International    Mid Cap      Mid Cap       Mid Cap       Mid Cap       Mid Cap
                                     Opportunities     Index        Index     Intersection  Intersection      Stock
                                       Series II      Series I    Series II     Series I      Series II     Series I
                                     -------------  -----------  -----------  ------------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $29,250,221   $32,196,125  $59,487,997      $4,851     $2,481,865   $148,054,706
                                      ===========   ===========  ===========      ======     ==========   ============
NET ASSETS
Contracts in accumulation             $29,250,221   $32,183,423  $59,482,261      $4,851     $2,481,865   $148,013,276
Contracts in payout (annuitization)                      12,702        5,736                                    41,430
                                      -----------   -----------  -----------      ------     ----------   ------------
Total net assets                      $29,250,221   $32,196,125  $59,487,997      $4,851     $2,481,865   $148,054,706
                                      ===========   ===========  ===========      ======     ==========   ============
Units outstanding                       2,820,676     2,545,090    5,042,423         626        379,032     13,282,484
Unit value                            $     10.37   $     12.65  $     11.80      $ 7.75     $     6.55   $      11.15
Shares                                  3,536,907     3,017,444    5,585,727         721        369,325     16,939,898
Cost                                  $60,226,921   $52,985,920  $98,965,008      $5,116     $3,728,008   $246,513,802

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Mid Cap        Mid Cap       Mid Cap                    Money         Money
                                         Stock          Value         Value      ML Global    Market B       Market
                                       Series II      Series I      Series II   Allocation   Series NAV     Series I
                                     -------------  ------------  ------------  ----------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $ 93,272,294  $ 66,824,204  $ 68,823,555  $1,037,664   $38,238,802  $365,001,241
                                      ============  ============  ============  ==========   ===========  ============
NET ASSETS
Contracts in accumulation             $ 93,271,957  $ 66,767,127  $ 68,823,555  $1,037,664   $38,238,802  $364,786,688
Contracts in payout (annuitization)            337        57,077                                               214,553
                                      ------------  ------------  ------------  ----------   -----------  ------------
Total net assets                      $ 93,272,294  $ 66,824,204  $ 68,823,555  $1,037,664   $38,238,802  $365,001,241
                                      ============  ============  ============  ==========   ===========  ============
Units outstanding                        6,953,618     5,626,646     6,017,297      79,691     2,981,744    22,608,467
Unit value                            $      13.41  $      11.88  $      11.44  $    13.02   $     12.82  $      16.14
Shares                                  10,845,615     9,141,478     9,440,817      82,814    38,238,802    36,500,124
Cost                                  $159,919,511  $131,943,091  $138,352,817  $1,001,575   $38,238,802  $365,001,241

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                        Mutual       Natural      Optimized     Optimized
                                      Money Market      Shares      Resources      All Cap        Value     Pacific Rim
                                        Series II      Series I     Series II     Series II     Series II     Series I
                                     --------------  -----------  ------------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $1,383,024,119  $18,359,522  $103,282,484  $ 57,016,741  $ 11,036,947  $18,180,312
                                     ==============  ===========  ============  ============  ============  ===========
NET ASSETS
Contracts in accumulation            $1,382,746,214  $18,359,522  $103,177,488  $ 57,016,741  $ 11,032,286  $18,174,797
Contracts in payout (annuitization)         277,905                    104,996                       4,661        5,515
                                     --------------  -----------  ------------  ------------  ------------  -----------
Total net assets                     $1,383,024,119  $18,359,522  $103,282,484  $ 57,016,741  $ 11,036,947  $18,180,312
                                     ==============  ===========  ============  ============  ============  ===========
Units outstanding                       107,096,820    2,191,280     4,519,846     4,770,992     1,107,167    2,021,114
Unit value                           $        12.91  $      8.38  $      22.85  $      11.95  $       9.97  $      9.00
Shares                                  138,302,412    2,508,131     7,748,123     6,622,154     1,516,064    3,035,110
Cost                                 $1,383,024,119  $21,789,838  $213,737,074  $110,706,337  $ 21,483,822  $33,079,996

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    PIM Classic    PIMCO VIT   Real Estate   Real Estate  Real Return
                                        Pacific        Value       All Asset   Securities    Securities      Bond
                                     Rim Series II   Series II     Series II    Series I      Series II    Series II
                                     -------------  -----------  -----------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value             $14,432,831   $ 9,430,778  $20,097,369  $ 46,812,843  $ 53,640,588  $77,729,384
                                      ===========   ===========  ===========  ============  ============  ===========
NET ASSETS
Contracts in accumulation             $14,432,831   $ 9,430,778  $20,097,369  $ 46,741,327  $ 53,626,690  $77,709,719
Contracts in payout (annuitization)                                                 71,516        13,898       19,665
                                      -----------   -----------  -----------  ------------  ------------  -----------
Total net assets                      $14,432,831   $ 9,430,778  $20,097,369  $ 46,812,843  $ 53,640,588  $77,729,384
                                      ===========   ===========  ===========  ============  ============  ===========
Units outstanding                       1,096,257     1,237,677    1,541,751     2,583,952     3,569,226    5,990,033
Unit value                            $     13.17   $      7.62  $     13.04  $      18.12  $      15.03  $     12.98
Shares                                  2,413,517     1,475,865    2,177,396     6,593,358     7,544,386    6,729,817
Cost                                  $25,125,682   $16,259,590  $25,038,388  $102,798,526  $112,969,762  $90,099,223

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Science &     Science &      Scudder      Scudder      Small Cap    Small Cap
                                       Technology    Technology  Equity Index     Fixed        Index         Index
                                        Series I     Series II     500 -- B    Income -- B    Series I     Series II
                                     -------------  -----------  ------------  -----------  ------------  -----------
TOTAL ASSETS
Investments at fair value             $ 77,390,411  $27,164,775   $15,769,341  $28,914,339  $15,410,060   $52,120,970
                                      ============  ===========   ===========  ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation             $ 77,321,181  $27,164,139   $15,763,541  $28,914,339  $15,386,536   $52,098,007
Contracts in payout (annuitization)         69,230          636         5,800                    23,524        22,963
                                      ------------  -----------   -----------  -----------  -----------   -----------
Total net assets                      $ 77,390,411  $27,164,775   $15,769,341  $28,914,339  $15,410,060   $52,120,970
                                      ============  ===========   ===========  ===========  ===========   ===========
Units outstanding                       11,304,471    3,148,519     1,125,518    2,614,051    1,374,591     4,455,488
Unit value                            $       6.85  $      8.63   $     14.01  $     11.06  $     11.21   $     11.70
Shares                                   9,380,656    3,324,942     1,652,971    3,256,119    1,682,321     5,702,513
Cost                                  $102,979,006  $43,576,989   $21,972,927  $37,715,230  $24,315,944   $87,209,306

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Small Cap      Small Cap     Small Cap       Small          Small      Strategic
                                     Opportunities  Opportunities     Value    Company Value  Company Value      Bond
                                        Series I      Series II       Focus       Series I      Series II      Series I
                                     -------------  -------------  ----------  -------------  -------------  -----------
TOTAL ASSETS
Investments at fair value             $26,145,036    $22,320,689   $4,838,382   $ 79,387,635   $ 71,273,170  $66,522,375
                                      ===========    ===========   ==========   ============   ============  ===========
NET ASSETS:
Contracts in accumulation             $26,138,534    $22,320,689   $4,838,382   $ 79,284,676   $ 71,273,170  $66,464,037
Contracts in payout (annuitization)         6,502                                    102,959                      58,338
                                      -----------    -----------   ----------   ------------   ------------  -----------
Total net assets                      $26,145,036    $22,320,689   $4,838,382   $ 79,387,635   $ 71,273,170  $66,522,375
                                      ===========    ===========   ==========   ============   ============  ===========
Units outstanding                       2,041,130      1,804,827      224,622      4,835,477      5,166,412    3,956,841
Unit value                            $     12.81    $     12.37   $    21.54   $      16.42   $      13.80  $     16.81
Shares                                  2,317,822      1,984,061      448,830      6,120,866      5,533,631    7,900,520
Cost                                  $47,935,985    $40,846,047   $9,765,495   $123,737,354   $110,211,964  $88,594,748

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Strategic   T Rowe Price                               Total Stock   Total Stock
                                         Bond        Mid Value   Total Return  Total Return  Market Index  Market Index
                                       Series II     Series II     Series I      Series II     Series I      Series II
                                     ------------  ------------  ------------  ------------  ------------  -------------
TOTAL ASSETS
Investments at fair value            $ 51,325,835   $ 7,325,441  $237,527,484  $233,586,950   $11,554,747   $36,103,662
                                     ============   ===========  ============  ============   ===========   ===========
NET ASSETS:
Contracts in accumulation            $ 51,325,835   $ 7,325,441  $237,401,526  $233,423,996   $11,508,051   $36,049,268
Contracts in payout (annuitization)                                   125,958       162,954        46,696        54,394
                                     ------------   -----------  ------------  ------------   -----------   -----------
Total net assets                     $ 51,325,835   $ 7,325,441  $237,527,484  $233,586,950   $11,554,747   $36,103,662
                                     ============   ===========  ============  ============   ===========   ===========
Units outstanding                       3,982,811       700,153    13,162,475    15,079,563     1,405,412     3,347,656
Unit value                           $      12.89   $     10.46  $      18.05  $      15.49   $      8.22   $     10.78
Shares                                  6,088,474     1,086,861    17,633,815    17,354,157     1,449,780     4,535,636
Cost                                 $ 68,241,773   $12,220,037  $242,765,288  $239,188,671   $16,227,089   $57,035,275

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                     U.S. Government  U.S. Government   U.S. High    U.S Large    U.S. Large       UBS
                                        Securities       Securities       Yield     Cap Value     Cap Value     Large Cap
                                         Series I        Series II      Series II    Series I     Series II     Series I
                                     ---------------  ---------------  ----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value              $105,227,595     $81,096,626    $2,054,777  $ 93,284,231  $41,217,329  $117,779,033
                                       ============     ===========    ==========  ============  ===========  ============
NET ASSETS:
Contracts in accumulation              $105,118,622     $81,039,481    $2,054,777  $ 93,133,739  $41,184,876  $117,594,615
Contracts in payout (annuitization)         108,973          57,145                     150,492       32,453       184,418
                                       ------------     -----------    ----------  ------------  -----------  ------------
Total net assets                       $105,227,595     $81,096,626    $2,054,777  $ 93,284,231  $41,217,329  $117,779,033
                                       ============     ===========    ==========  ============  ===========  ============
Units outstanding                         5,539,269       6,098,393       188,712    10,546,256    4,425,095    12,717,322
Unit value                             $      19.00     $     13.30    $    10.89  $       8.85  $      9.31  $       9.26
Shares                                    8,646,475       6,658,180       222,861     9,871,347    4,366,242    13,775,325
Cost                                   $112,556,540     $84,855,376    $2,444,055  $129,560,875  $58,440,928  $215,851,122

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                            Wellington
                                     UBS Large Cap   Utilities    Utilities       Value        Value     Small Cap Growth
                                       Series II      Series I    Series II     Series I     Series II       Series I
                                     -------------  -----------  -----------  ------------  -----------  ----------------
TOTAL ASSETS
Investments at fair value             $ 8,533,061   $22,338,646  $25,714,181  $ 67,974,241  $24,020,835       $17,226
                                      ===========   ===========  ===========  ============  ===========       =======
NET ASSETS:
Contracts in accumulation             $ 8,532,799   $22,323,453  $25,714,181  $ 67,828,649  $24,020,835       $17,226
Contracts in payout (annuitization)           262        15,193                    145,592
                                      -----------   -----------  -----------  ------------  -----------       -------
Total net assets                      $ 8,533,061   $22,338,646  $25,714,181  $ 67,974,241  $24,020,835       $17,226
                                      ===========   ===========  ===========  ============  ===========       =======
Units outstanding                         932,080     1,674,898    1,289,627     4,527,802    2,059,738         2,080
Unit value                            $      9.15   $     13.34  $     19.94  $      15.01  $     11.66       $  8.28
Shares                                  1,000,359     2,737,579    3,170,676     6,907,951    2,446,114         2,797
Cost                                  $14,919,884   $38,353,174  $43,578,269  $127,958,615  $44,788,560       $22,584

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Wellington Small     Wellington Small     Wellington Small   Wells Capital Core
                                     Cap Growth Series II  Cap Value Series I  Cap Value Series II    Bond Series II
                                     --------------------  ------------------  -------------------  ------------------
TOTAL ASSETS
Investments at fair value                 $25,136,541            $8,040            $45,278,526          $8,459,957
                                          ===========            ======            ===========          ==========
NET ASSETS:
Contracts in accumulation                 $25,136,541            $8,040            $45,277,166          $8,459,957
Contracts in payout (annuitization)                                                      1,360
                                          -----------            ------            -----------          ----------
Total net assets                          $25,136,541            $8,040            $45,278,526          $8,459,957
                                          ===========            ======            ===========          ==========
Units outstanding                           2,215,159               823              3,963,530             628,118
Unit value                                $     11.35            $ 9.77            $     11.42          $    13.47
Shares                                      4,120,744               684              3,860,062             686,128
Cost                                      $37,518,707            $8,585            $66,012,813          $8,576,021

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         500 Index Fund B Series NAV      500 Index Series I          500 Index Series II
                                         ---------------------------  --------------------------  --------------------------
                                             2008           2007          2008          2007          2008          2007
                                         ------------  -------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $  1,318,297  $1,185,404.00  $    542,663  $  2,817,093  $    267,282  $  1,642,904
Expenses:
   Mortality and expense risk and
      administrative charges               (1,008,054)      (979,381)   (1,219,922)   (1,945,557)     (935,526)   (1,409,749)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  310,243        206,023      (677,259)      871,536      (668,244)      233,155
                                         ------------  -------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        424,905             --            --            --            --            --
   Net realized gain (loss)                (3,268,258)        66,994     3,691,425    15,937,425     2,427,563     8,422,935
                                         ------------  -------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (2,843,353)        66,994     3,691,425    15,937,425     2,427,563     8,422,935
                                         ------------  -------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (26,676,615)    (2,118,017)  (39,048,825)  (11,807,528)  (27,950,733)   (5,600,283)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (29,209,725)    (1,845,000)  (36,034,659)    5,001,433   (26,191,414)    3,055,807
                                         ------------  -------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          460,754        447,091       429,158       819,907       683,459     1,369,707
   Transfers between sub-accounts and
      the company                          (4,541,018)    97,865,220    (6,652,835)  (16,458,496)   (4,647,012)   (4,858,891)
   Withdrawals                             (7,019,941)   (11,357,297)  (13,783,715)  (19,222,284)   (6,923,452)  (17,474,802)
   Annual contract fee                       (340,583)      (237,935)     (246,051)     (314,909)     (235,683)     (301,456)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,440,788)    86,717,079   (20,253,443)  (35,175,782)  (11,122,688)  (21,265,442)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (40,650,513)    84,872,079   (56,288,102)  (30,174,349)  (37,314,102)  (18,209,635)
Contract owners' equity at beginning of
   period                                  84,872,079             --   109,738,959   139,913,308    76,992,779    95,202,414
                                         ------------  -------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 44,221,566  $  84,872,079  $ 53,450,857  $109,738,959  $ 39,678,677  $ 76,992,779
                                         ============  =============  ============  ============  ============  ============

                                             2008           2007          2008          2007          2008          2007
                                         ------------  -------------  ------------  ------------  ------------  ------------
Units, beginning of period                  6,935,607             --     8,812,912    11,609,646     4,686,816     5,988,819
Units issued                                  228,404      8,769,817       941,760       930,613       506,860       417,368
Units redeemed                              1,320,371      1,834,210     2,815,879     3,727,347     1,276,904     1,719,371
                                         ------------  -------------  ------------  ------------  ------------  ------------
Units, end of period                        5,843,640      6,935,607     6,938,793     8,812,912     3,916,772     4,686,816
                                         ============  =============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Active Bond Series I        Active Bond Series II        All Cap Core Series I
                                         --------------------------  ---------------------------  --------------------------
                                             2008          2007           2008          2007          2008          2007
                                         ------------  ------------  -------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $  4,201,451  $  8,953,422  $  18,890,211  $ 41,486,707  $  1,207,258  $  1,784,311
Expenses:
   Mortality and expense risk and
      administrative charges               (1,230,763)   (1,569,728)    (6,568,679)   (8,366,544)   (1,132,794)   (1,879,902)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net investment income (loss)                2,970,688     7,383,694     12,321,532    33,120,163        74,464       (95,591)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --             --            --            --            --
   Net realized gain (loss)                (1,761,783)      426,727    (15,381,272)      604,989     5,224,361    17,088,895
                                         ------------  ------------  -------------  ------------  ------------  ------------
Realized gains (losses)                    (1,761,783)      426,727    (15,381,272)      604,989     5,224,361    17,088,895
                                         ------------  ------------  -------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (11,032,009)   (5,256,061)   (44,381,072)  (23,452,814)  (42,000,670)  (14,414,472)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (9,823,104)    2,554,360    (47,440,812)   10,272,338   (36,701,845)    2,578,832
                                         ------------  ------------  -------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          111,116       481,364      3,751,348     7,844,947       366,846       372,083
   Transfers between sub-accounts and
      the company                          (7,375,399)   (1,673,681)  (109,120,307)   37,715,343    (8,905,600)  (19,212,491)
   Withdrawals                            (13,814,483)  (19,435,655)   (61,534,371)  (52,749,065)  (11,311,545)  (22,337,945)
   Annual contract fee                       (122,610)     (134,175)    (1,466,818)   (1,447,458)     (154,339)     (248,111)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (21,201,376)  (20,762,147)  (168,370,148)   (8,636,233)  (20,004,638)  (41,426,464)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (31,024,480)  (18,207,787)  (215,810,960)    1,636,105   (56,706,483)  (38,847,632)
Contract owners' equity at beginning of
   period                                  95,920,962   114,128,749    491,156,836   489,520,731   105,085,163   143,932,795
                                         ------------  ------------  -------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 64,896,482  $ 95,920,962  $ 275,345,876  $491,156,836  $ 48,378,680  $105,085,163
                                         ============  ============  =============  ============  ============  ============

                                             2008          2007           2008          2007          2008          2007
                                         ------------  ------------  -------------  ------------  ------------  ------------
Units, beginning of period                  7,221,980     8,812,410     37,399,025    38,059,136     5,690,761     7,796,201
Units issued                                  172,373       555,557        291,217     6,393,736       150,841       227,374
Units redeemed                              1,851,911     2,145,987     13,843,428     7,053,847     1,436,619     2,332,814
                                         ------------  ------------  -------------  ------------  ------------  ------------
Units, end of period                        5,542,442     7,221,980     23,846,814    37,399,025     4,404,983     5,690,761
                                         ============  ============  =============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          All Cap Core Series II     All Cap Growth Series I    All Cap Growth Series II
                                         ------------------------  --------------------------  -------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  -----------
Income:
   Dividend distributions received       $   159,045  $   142,063  $    346,103  $     82,531  $     17,029  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                (187,392)    (249,507)   (1,781,512)   (2,817,670)     (267,164)    (391,368)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net investment income (loss)                 (28,347)    (107,444)   (1,435,409)   (2,735,139)     (250,135)    (391,368)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            --           --            --            --            --           --
   Net realized gain (loss)                 (359,796)     846,992     5,136,944    11,605,892       943,715    1,904,305
                                         -----------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses)                     (359,796)     846,992     5,136,944    11,605,892       943,715    1,904,305
                                         -----------  -----------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                      (5,366,452)  (1,051,713)  (68,086,055)   10,747,593    (9,707,571)     822,762
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (5,754,595)    (312,165)  (64,384,520)   19,618,346    (9,013,991)   2,335,699
                                         -----------  -----------  ------------  ------------  ------------  -----------
Changes from principal transactions:
   Purchase payments                         134,900      126,213       783,785       947,993       300,787      511,908
   Transfers between sub-accounts and
      the company                         (2,132,855)   9,073,226   (11,904,048)  (24,087,976)   (3,121,836)    (280,428)
   Withdrawals                              (974,994)  (2,569,335)  (19,338,558)  (29,602,649)   (1,812,455)  (3,741,921)
   Annual contract fee                       (55,633)     (57,565)     (264,833)     (352,973)      (66,439)     (87,406)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (3,028,582)   6,572,539   (30,723,654)  (53,095,605)   (4,699,943)  (3,597,847)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                         (8,783,177)   6,260,374   (95,108,174)  (33,477,259)  (13,713,934)  (1,262,148)
Contract owners' equity at beginning of
   period                                 16,332,384   10,072,010   171,682,145   205,159,404    24,474,277   25,736,425
                                         -----------  -----------  ------------  ------------  ------------  -----------
Contract owners' equity at end of
   period                                $ 7,549,207  $16,332,384  $ 76,573,971  $171,682,145  $ 10,760,343  $24,474,277
                                         ===========  ===========  ============  ============  ============  ===========

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  -----------
Units, beginning of period                   875,613      546,094     8,855,075    11,560,384     1,505,198    1,742,991
Units issued                                  64,431      658,910       240,422       175,483       104,533      188,468
Units redeemed                               258,146      329,391     2,183,054     2,880,792       450,496      426,261
                                         -----------  -----------  ------------  ------------  ------------  -----------
Units, end of period                         681,898      875,613     6,912,443     8,855,075     1,159,235    1,505,198
                                         ===========  ===========  ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  American Asset Allocation
                                           All Cap Value Series I      All Cap Value Series II           Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    288,163  $    895,830  $    189,619  $    689,728  $  20,708,165  $  8,163,001
Expenses:
   Mortality and expense risk and
      administrative charges                 (562,401)     (808,603)     (572,561)     (842,851)   (10,337,101)   (2,259,829)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (274,238)       87,227      (382,942)     (153,123)    10,371,064     5,903,172
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        952,054    20,369,994       898,673    19,569,370             --     1,443,147
   Net realized gain (loss)               (12,972,718)      915,987   (10,598,634)      686,526     (7,394,649)       51,454
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                   (12,020,664)   21,285,981    (9,699,961)   20,255,896     (7,394,649)    1,494,601
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                         (351,694)  (17,785,834)   (2,150,710)  (16,698,231)  (255,052,729)  (16,398,511)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (12,646,596)    3,587,374   (12,233,613)    3,404,542   (252,076,314)   (9,000,738)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          136,424       175,923       267,264       653,495    402,943,796   314,012,454
   Transfers between sub-accounts and
      the company                          (2,858,317)   (6,419,851)   (3,049,452)   (6,420,161)   176,831,837   172,186,930
   Withdrawals                             (5,155,534)   (7,891,608)   (4,321,189)   (9,910,998)   (25,599,131)   (4,236,386)
   Annual contract fee                       (101,304)     (119,837)     (133,195)     (165,858)    (3,070,797)     (139,792)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (7,978,731)  (14,255,373)   (7,236,572)  (15,843,522)   551,105,705   481,823,206
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (20,625,327)  (10,667,999)  (19,470,185)  (12,438,980)   299,029,391   472,822,468
Contract owners' equity at beginning of
   period                                  47,389,756    58,057,755    45,032,309    57,471,289    472,822,468            --
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 26,764,429  $ 47,389,756  $ 25,562,124  $ 45,032,309  $ 771,851,859  $472,822,468
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  2,757,009     3,602,546     2,483,069     3,376,358     37,748,943            --
Units issued                                  400,393       190,361       238,010        84,325     55,753,323    38,813,867
Units redeemed                                934,556     1,035,898       712,473       977,614      4,295,915     1,064,924
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        2,222,846     2,757,009     2,008,606     2,483,069     89,206,351    37,748,943
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                   American
                                                                                     Asset
                                                                                     High-
                                           American                                 Income
                                             Asset                                   Bond
                                          Allocation      American Asset High-      Series    American Blue-Chip Income
                                          Series III      Income Bond Series II       III        & Growth Series II
                                         -----------  ---------------------------  --------  --------------------------
                                             2008          2008          2007        2008        2008           2007
                                         ------------  ------------  ------------  --------  ------------  ------------
Income:
   Dividend distributions received       $  1,062,719  $  2,751,493  $  2,590,110  $  7,723  $  3,889,251  $  3,337,506
Expenses:
   Mortality and expense risk and
      administrative charges                  (97,912)     (670,762)     (205,874)     (170)   (1,621,514)   (2,595,358)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net investment income (loss)                  964,807     2,080,731     2,384,236     7,553     2,267,737       742,148
                                         ------------  ------------  ------------  --------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --        --     1,241,777    28,106,953
   Net realized gain (loss)                  (253,998)   (3,144,120)      480,954       (55)   (9,337,874)    7,120,428
                                         ------------  ------------  ------------  --------  ------------  ------------
Realized gains (losses)                      (253,998)   (3,144,120)      480,954       (55)   (8,096,097)   35,227,381
                                         ------------  ------------  ------------  --------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (5,825,725)  (10,633,232)   (3,185,626)  (12,350)  (39,876,529)  (34,659,804)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (5,114,916)  (11,696,621)     (320,436)   (4,852)  (45,704,889)    1,309,725
                                         ------------  ------------  ------------  --------  ------------  ------------
Changes from principal transactions:
   Purchase payments                       13,558,932     6,149,547    26,307,025    75,340     1,036,994     1,779,463
   Transfers between sub-accounts and
      the company                          25,833,961    (2,801,841)   18,361,070    33,067    (9,266,346)  (11,722,118)
   Withdrawals                                (89,518)   (2,721,639)   (1,053,246)     (625)  (17,804,176)  (29,351,559)
   Annual contract fee                             --      (211,922)      (13,713)       --      (293,214)     (401,522)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            39,303,375       414,145    43,601,136   107,782   (26,326,742)  (39,695,736)
                                         ------------  ------------  ------------  --------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          34,188,459   (11,282,476)   43,280,700   102,930   (72,031,631)  (38,386,011)
Contract owners' equity at beginning of
   period                                          --    43,280,700            --        --   138,674,562   177,060,573
                                         ------------  ------------  ------------  --------  ------------  ------------
Contract owners' equity at end of
   period                                $ 34,188,459  $ 31,998,224  $ 43,280,700  $102,930  $ 66,642,931  $138,674,562
                                         ============  ============  ============  ========  ============  ============

                                             2008          2008          2007        2008        2008           2007
                                         ------------  ------------  ------------  --------  ------------  ------------
Units, beginning of period                         --     3,619,489            --        --     7,007,692     8,938,256
Units issued                                3,790,875     1,454,956     3,872,590    11,152       376,062       515,866
Units redeemed                                 87,978     1,480,467       253,101       576     1,974,018     2,446,430
                                         ------------  ------------  ------------  --------  ------------  ------------
Units, end of period                        3,702,897     3,593,978     3,619,489    10,576     5,409,736     7,007,692
                                         ============  ============  ============  ========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          American
                                          Blue-Chip
                                          Income &                                   American
                                           Growth            American Bond             Bond        American Century -
                                          Series III           Series II            Series III   Small Company Series II
                                         -----------  ---------------------------  -----------  ------------------------
                                            2008           2008          2007         2008         2008          2007
                                         -----------  -------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received       $   565,414  $  71,942,006  $ 30,153,733  $ 1,236,312  $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                 (41,681)   (12,620,196)  (10,741,645)     (53,537)     (48,828)     (94,932)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net investment income (loss)                 523,733     59,321,810    19,412,088    1,182,775      (48,828)     (94,932)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received         6,385         24,545       234,401           19        4,381      840,660
   Net realized gain (loss)                  (74,190)   (21,215,725)    2,413,221     (271,307)    (753,788)    (111,439)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Realized gains (losses)                      (67,805)   (21,191,180)    2,647,622     (271,288)    (749,407)     729,221
                                         -----------  -------------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                      (3,044,664)  (130,282,833)  (15,531,297)  (1,669,253)    (791,428)    (918,074)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (2,588,736)   (92,152,203)    6,528,413     (757,766)  (1,589,663)    (283,785)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                       6,333,211     43,389,497   307,145,643    7,560,048       13,463      104,246
   Transfers between sub-accounts and
      the company                         11,950,755   (192,584,445)  114,087,412   12,383,043     (303,019)  (2,418,076)
   Withdrawals                               (70,535)   (44,809,156)  (26,376,978)     (84,098)    (468,305)  (1,063,467)
   Annual contract fee                      (183,746)    (4,047,811)   (1,824,914)          --       (5,622)     (11,128)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           18,029,685   (198,051,915)  393,031,163   19,858,993     (763,483)  (3,388,425)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         15,440,949   (290,204,118)  399,559,576   19,101,227   (2,353,146)  (3,672,210)
Contract owners' equity at beginning of
   period                                         --    875,494,021   475,934,445           --    4,287,130    7,959,340
                                         -----------  -------------  ------------  -----------  -----------  -----------
Contract owners' equity at end of
   period                                $15,440,949  $ 585,289,903  $875,494,021  $19,101,227  $ 1,933,984  $ 4,287,130
                                         ===========  =============  ============  ===========  ===========  ===========

                                            2008           2008          2007         2008         2008          2007
                                         -----------  -------------  ------------  -----------  -----------  -----------
Units, beginning of period                        --     66,523,018    36,599,574           --      285,978      487,905
Units issued                               1,859,198      4,889,850    33,810,717    1,856,695       59,238       14,935
Units redeemed                                41,976     21,324,896     3,887,273      148,280      114,227      216,862
                                         -----------  -------------  ------------  -----------  -----------  -----------
Units, end of period                       1,817,222     50,087,972    66,523,018    1,708,415      230,989      285,978
                                         ===========  =============  ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       American
                                                                     Fundamental
                                            American Fundamental       Holdings         American Global
                                             Holdings Series II       Series III   Diversification Series II
                                         --------------------------  -----------  ---------------------------
                                              2008          2007         2008          2008          2007
                                         -------------  -----------  -----------  -------------  ------------
Income:
   Dividend distributions received       $  19,364,338  $   686,627  $   572,839  $  19,001,604  $  1,516,520
Expenses:
   Mortality and expense risk and
      administrative charges                (5,210,895)     (47,421)     (48,187)    (6,392,924)     (112,334)
                                         -------------  -----------  -----------  -------------  ------------
Net investment income (loss)                14,153,443      639,206      524,652     12,608,680     1,404,186
                                         -------------  -----------  -----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      19,142,194           --      484,720     24,634,868            --
   Net realized gain (loss)                 (2,370,049)      15,973      (68,985)   (13,504,024)        3,975
                                         -------------  -----------  -----------  -------------  ------------
Realized gains (losses)                     16,772,145       15,973      415,735     11,130,844         3,975
                                         -------------  -----------  -----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (185,146,030)    (840,884)  (3,635,281)  (229,764,545)   (1,032,221)
                                         -------------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (154,220,442)    (185,705)  (2,694,894)  (206,025,021)      375,940
                                         -------------  -----------  -----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                       433,455,108   38,842,412    5,776,563    406,316,461    44,222,801
   Transfers between sub-accounts and
      the company                          229,623,579   14,410,764   11,328,587    216,383,245    59,374,273
   Withdrawals                              (7,657,149)     (59,812)     (91,489)   (15,269,374)     (342,256)
   Annual contract fee                        (732,003)      (4,382)          --       (948,189)      (19,641)
                                         -------------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            654,689,535   53,188,982   17,013,661    606,482,143   103,235,177
                                         -------------  -----------  -----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                          500,469,093   53,003,277   14,318,767    400,457,122   103,611,117
Contract owners' equity at beginning of
   period                                   53,003,277           --           --    103,611,117            --
                                         -------------  -----------  -----------  -------------  ------------
Contract owners' equity at end of
   period                                $ 553,472,370  $53,003,277  $14,318,767  $ 504,068,239  $103,611,117
                                         =============  ===========  ===========  =============  ============

                                              2008          2007         2008          2008          2007
                                         -------------  -----------  -----------  -------------  ------------
Units, beginning of period                   4,218,758           --           --      8,251,405            --
Units issued                                61,885,840    4,262,049    1,605,930     58,785,338     8,298,364
Units redeemed                               1,300,702       43,291       29,828      4,461,060        46,959
                                         -------------  -----------  -----------  -------------  ------------
Units, end of period                        64,803,896    4,218,758    1,576,102     62,575,683     8,251,405
                                         =============  ===========  ===========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     American                                  American
                                                                      Global                                Global Small
                                                                      Growth                               Capitalization
                                               American Global        Series      American Global Small        Series
                                              Growth Series II         III      Capitalization Series II         III
                                         --------------------------  --------  --------------------------  --------------
                                             2008          2007        2008        2008          2007           2008
                                         ------------  ------------  --------  ------------  ------------  --------------
Income:
   Dividend distributions received       $  4,604,919  $  3,107,671  $ 10,690  $    807,499  $  1,018,515    $   128,180
Expenses:
   Mortality and expense risk and
      administrative charges               (3,080,878)     (991,665)     (802)   (1,021,370)     (402,123)       (12,505)
                                         ------------  ------------  --------  ------------  ------------    -----------
Net investment income (loss)                1,524,041     2,116,006     9,888      (213,871)      616,392        115,675
                                         ------------  ------------  --------  ------------  ------------    -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --       811,439        --            --       409,559             --
   Net realized gain (loss)               (10,585,616)      185,952    (3,475)   (9,004,279)      (30,373)       (19,757)
                                         ------------  ------------  --------  ------------  ------------    -----------
Realized gains (losses)                   (10,585,616)      997,391    (3,475)   (9,004,279)      379,186        (19,757)
                                         ------------  ------------  --------  ------------  ------------    -----------
Unrealized appreciation (depreciation)
   during the period                      (85,909,493)      (60,677)  (60,309)  (38,033,588)   (3,237,722)    (1,556,077)
                                         ------------  ------------  --------  ------------  ------------    -----------
Net increase (decrease) in contract
   owners' equity from operations         (94,971,068)    3,052,720   (53,896)  (47,251,738)   (2,242,144)    (1,460,159)
                                         ------------  ------------  --------  ------------  ------------    -----------
Changes from principal transactions:
   Purchase payments                       27,264,794   131,363,919   137,545     8,908,037    41,129,729      1,995,997
   Transfers between sub-accounts and
      the company                           4,329,141    82,512,127   187,803     4,757,164    44,536,829      4,501,964
   Withdrawals                             (9,814,801)   (2,786,218)   (1,782)   (4,023,001)   (1,781,120)       (20,510)
   Annual contract fee                     (1,106,824)      (72,745)       --      (364,452)      (32,660)            --
                                         ------------  ------------  --------  ------------  ------------    -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            20,672,310   211,017,083   323,566     9,277,748    83,852,778      6,477,451
                                         ------------  ------------  --------  ------------  ------------    -----------
Total increase (decrease) in contract
   owners' equity                         (74,298,758)  214,069,803   269,670   (37,973,990)   81,610,634      5,017,292
Contract owners' equity at beginning of
   period                                 214,069,803            --        --    81,610,634            --             --
                                         ------------  ------------  --------  ------------  ------------    -----------
Contract owners' equity at end of
   period                                $139,771,045  $214,069,803  $269,670  $ 43,636,644  $ 81,610,634    $ 5,017,292
                                         ============  ============  ========  ============  ============    ===========

                                             2008          2007        2008        2008          2007           2008
                                         ------------  ------------  --------  ------------  ------------  --------------
Units, beginning of period                 16,199,088            --        --     6,051,069            --             --
Units issued                                5,663,523    16,942,499    33,004     3,524,092     6,743,003        780,139
Units redeemed                              4,346,159       743,411       688     2,464,066       691,934          2,891
                                         ------------  ------------  --------  ------------  ------------    -----------
Units, end of period                       17,516,452    16,199,088    32,316     7,111,095     6,051,069        777,248
                                         ============  ============  ========  ============  ============    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           American                                     American
                                                                            Growth                                      Growth -
                                                                            Series        American Growth-Income         Income
                                            American Growth Series II        III                 Series II             Series III
                                         ------------------------------  -----------  ------------------------------  -----------
                                              2008            2007          2008           2008            2007           2008
                                         --------------  --------------  -----------  --------------  --------------  -----------
Income:
   Dividend distributions received       $   20,552,342  $   14,247,204  $   273,370  $   19,538,774  $   34,191,426  $   382,894
Expenses:
   Mortality and expense risk and
      administrative charges                (19,417,062)    (23,466,327)     (25,020)    (16,331,695)    (19,407,358)     (33,067)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net investment income (loss)                  1,135,280      (9,219,123)     248,350       3,207,079      14,784,068      349,827
                                         --------------  --------------  -----------  --------------  --------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received       14,592,485     149,632,572        4,309      18,812,171      55,362,794        7,716
   Net realized gain (loss)                  18,992,637      67,560,237      (14,088)       (561,432)     34,534,463      (30,505)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Realized gains (losses)                      33,585,122     217,192,809       (9,779)     18,250,739      89,897,257      (22,789)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (705,810,557)    (73,580,296)  (2,549,080)   (498,390,994)    (75,251,563)  (2,729,005)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (671,090,155)    134,393,390   (2,310,509)   (476,933,176)     29,429,762   (2,401,967)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Changes from principal transactions:
   Purchase payments                         43,849,237     230,583,461    3,932,377      35,685,749     222,272,719    4,795,080
   Transfers between sub-accounts and
      the company                            71,602,459      10,228,895    8,009,220      11,088,027      33,685,369    9,686,839
   Withdrawals                             (123,681,555)   (151,699,530)     (42,551)   (100,612,124)   (107,384,054)     (51,694)
   Annual contract fee                       (4,628,605)     (3,871,870)          --      (4,055,220)     (3,170,077)          --
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (12,858,464)     85,240,956   11,899,046     (57,893,568)    145,403,957   14,430,225
                                         --------------  --------------  -----------  --------------  --------------  -----------
Total increase (decrease) in contract
   owners' equity                          (683,948,619)    219,634,346    9,588,537    (534,826,744)    174,833,719   12,028,258
Contract owners' equity at beginning of
   period                                 1,544,152,005   1,324,517,659           --   1,269,653,304   1,094,819,585           --
                                         --------------  --------------  -----------  --------------  --------------  -----------
Contract owners' equity at end of
   period                                $  860,203,386  $1,544,152,005  $ 9,588,537  $  734,826,560  $1,269,653,304  $12,028,258
                                         ==============  ==============  ===========  ==============  ==============  ===========

                                              2008            2007          2008           2008            2007           2008
                                         --------------  --------------  -----------  --------------  --------------  -----------
Units, beginning of period                   71,979,329      65,701,092           --      66,655,734      57,499,647           --
Units issued                                 14,208,930      14,741,670    1,285,543       7,507,307      15,011,068    1,451,403
Units redeemed                               12,120,948       8,463,433        2,459      10,220,982       5,854,981        6,012
                                         --------------  --------------  -----------  --------------  --------------  -----------
Units, end of period                         74,067,311      71,979,329    1,283,084      63,942,059      66,655,734    1,445,391
                                         ==============  ==============  ===========  ==============  ==============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            American                                American
                                             American International      International           American           New World
                                                    Series II              Series III      New World Series II     Series III
                                         ------------------------------  -------------  -------------------------  ----------
                                              2008            2007            2008        2008          2007          2008
                                         --------------  --------------  -------------  ------------  -----------  ----------
Income:
   Dividend distributions received       $   29,971,147  $   20,954,937    $  13,786    $  1,403,946  $ 1,299,463   $  4,753
Expenses:
   Mortality and expense risk and
      administrative charges                (12,988,471)    (15,685,269)      (1,010)     (1,007,174)    (330,312)      (316)
                                         --------------  --------------    ---------    ------------  -----------   --------
Net investment income (loss)                 16,982,676       5,269,668       12,776         396,772      969,151      4,437
                                         --------------  --------------    ---------    ------------  -----------   --------
Realized gains (losses) on investments:
   Capital gain distributions received       17,077,309      83,638,104          168              --      361,105         --
   Net realized gain (loss)                  15,294,108      52,268,631       (2,355)     (8,418,269)     607,534       (928)
                                         --------------  --------------    ---------    ------------  -----------   --------
Realized gains (losses)                      32,371,417     135,906,735       (2,187)     (8,418,269)     968,639       (928)
                                         --------------  --------------    ---------    ------------  -----------   --------
Unrealized appreciation (depreciation)
   during the period                       (492,330,975)     15,243,393     (105,246)    (26,541,964)   2,392,064    (29,010)
                                         --------------  --------------    ---------    ------------  -----------   --------
Net increase (decrease) in contract
   owners' equity from operations          (442,976,882)    156,419,796      (94,657)    (34,563,461)   4,329,854    (25,501)
                                         --------------  --------------    ---------    ------------  -----------   --------
Changes from principal transactions:
   Purchase payments                         26,388,471     158,583,384       83,349       7,671,437   17,510,196     55,943
   Transfers between sub-accounts and
      the company                            16,352,021     (32,652,334)     290,864      (5,562,701)  58,640,220     85,942
   Withdrawals                              (76,677,481)    (86,218,862)        (899)     (7,403,899)  (1,693,426)    (1,754)
   Annual contract fee                       (3,017,483)     (2,545,407)          --        (211,333)     (34,499)        --
                                         --------------  --------------    ---------    ------------  -----------   --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (36,954,472)     37,166,781      373,314      (5,506,496)  74,422,491    140,131
                                         --------------  --------------    ---------    ------------  -----------   --------
Total increase (decrease) in contract
   owners' equity                          (479,931,354)    193,586,577      278,657     (40,069,957)  78,752,345    114,630
Contract owners' equity at beginning of
   period                                 1,049,618,724     856,032,147           --      78,752,345           --         --
                                         --------------  --------------    ---------    ------------  -----------   --------
Contract owners' equity at end of
   period                                $  569,687,370  $1,049,618,724    $ 278,657    $ 38,682,388  $78,752,345   $114,630
                                         ==============  ==============    =========    ============  ===========   ========

                                              2008            2007            2008          2008          2007        2008
                                         --------------  --------------    ---------    ------------  -----------   --------
Units, beginning of period                   36,872,706      33,554,049           --       5,281,901           --         --
Units issued                                  5,675,655       8,655,033       34,821       3,698,920    5,905,540     14,840
Units redeemed                                6,476,984       5,336,376          414       4,386,662      623,639        195
                                         --------------  --------------    ---------    ------------  -----------   --------
Units, end of period                         36,071,377      36,872,706       34,407       4,594,159    5,281,901     14,645
                                         ==============  ==============    =========    ============  ===========   ========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             Basic Value Focus        Blue Chip Growth Series I    Blue Chip Growth Series II
                                         -------------------------  ----------------------------  ---------------------------
                                             2008          2007          2008           2007          2008           2007
                                         ------------  -----------  -------------  -------------  ------------  -------------
Income:
   Dividend distributions received       $    271,432  $   284,982  $   1,104,638  $   3,777,120  $    179,828  $     610,167
Expenses:
   Mortality and expense risk and
      administrative charges                 (217,350)    (368,798)    (5,284,031)    (7,735,245)   (2,049,044)    (2,524,142)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net investment income (loss)                   54,082      (83,816)    (4,179,393)    (3,958,125)   (1,869,216)    (1,913,975)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received        137,259    2,664,225      6,248,923             --     2,154,360             --
   Net realized gain (loss)                  (736,797)   1,499,531     12,209,123     17,016,368     4,684,511     12,180,590
                                         ------------  -----------  -------------  -------------  ------------  -------------
Realized gains (losses)                      (599,538)   4,163,756     18,458,046     17,016,368     6,838,871     12,180,590
                                         ------------  -----------  -------------  -------------  ------------  -------------
Unrealized appreciation (depreciation)
   during the period                       (5,917,541)  (3,731,975)  (202,521,389)    42,840,304   (73,363,952)     5,175,223
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net increase (decrease) in contract
   owners' equity from operations          (6,462,997)     347,965   (188,242,736)    55,898,547   (68,394,297)    15,441,838
                                         ------------  -----------  -------------  -------------  ------------  -------------
Changes from principal transactions:
   Purchase payments                            5,664        6,798      1,503,003      2,189,625     3,171,152      7,011,045
   Transfers between sub-accounts and
      the company                          (1,956,781)  (2,891,392)    (6,128,251)   (39,559,634)   16,309,288       (289,585)
   Withdrawals                             (2,772,329)  (5,233,086)   (60,859,790)   (93,170,031)  (16,996,216)   (20,705,772)
   Annual contract fee                        (40,485)     (57,044)      (725,310)      (856,915)     (459,644)      (490,464)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (4,763,931)  (8,174,724)   (66,210,348)  (131,396,955)    2,024,580    (14,474,776)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Total increase (decrease) in contract
   owners' equity                         (11,226,928)  (7,826,759)  (254,453,084)   (75,498,408)  (66,369,717)       967,062
Contract owners' equity at beginning of
   period                                  20,420,415   28,247,174    478,935,412    554,433,820   155,552,153    154,585,091
                                         ------------  -----------  -------------  -------------  ------------  -------------
Contract owners' equity at end of
   period                                $  9,193,487  $20,420,415  $ 224,482,328  $ 478,935,412  $ 89,182,436  $ 155,552,153
                                         ============  ===========  =============  =============  ============  =============

                                             2008          2007          2008           2007          2008           2007
                                         ------------  -----------  -------------  -------------  ------------  -------------
Units, beginning of period                    771,091    1,057,639     21,089,264     26,906,895     9,256,377     10,160,181
Units issued                                   13,339       11,549      2,076,577        874,680     2,753,965      1,567,499
Units redeemed                                224,011      298,097      5,550,378      6,692,311     2,616,920      2,471,303
                                         ------------  -----------  -------------  -------------  ------------  -------------
Units, end of period                          560,419      771,091     17,615,463     21,089,264     9,393,422      9,256,377
                                         ============  ===========  =============  =============  ============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         Bond Index Trust A            Capital              Capital Appreciation
                                              Series II         Appreciation Series I             Series II
                                         --------  --------  ------------  ------------  ------------  ------------
                                           2008      2007        2008          2007          2008          2007
                                         --------  --------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $ 12,126  $ 14,490  $    581,848  $    550,443  $    142,109  $     70,531
Expenses:
   Mortality and expense risk and
      administrative charges               (8,406)   (5,575)   (2,040,151)   (3,005,611)   (1,054,832)   (1,505,936)
                                         --------  --------  ------------  ------------  ------------  ------------
Net investment income (loss)                3,720     8,915    (1,458,303)   (2,455,168)     (912,723)   (1,435,405)
                                         --------  --------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,571        --            --       887,837            --       413,245
   Net realized gain (loss)                 2,127     6,996    (2,019,102)    4,462,816      (932,608)    1,640,438
                                         --------  --------  ------------  ------------  ------------  ------------
Realized gains (losses)                     3,698     6,996    (2,019,102)    5,350,653      (932,608)    2,053,683
                                         --------  --------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       22,682       803   (57,750,981)   16,289,686   (28,103,678)    7,854,861
                                         --------  --------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          30,100    16,714   (61,228,386)   19,185,171   (29,949,009)    8,473,139
                                         --------  --------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,000        --       683,465     1,099,588     2,060,397     2,373,727
   Transfers between sub-accounts and
      the company                         475,928   494,359   (12,218,656)  (23,089,651)   (3,676,521)   (9,664,290)
   Withdrawals                            (60,359)  (51,047)  (20,173,579)  (32,453,889)   (7,746,323)  (15,800,557)
   Annual contract fee                     (2,132)     (869)     (350,721)     (445,823)     (257,412)     (314,021)
                                         --------  --------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           416,437   442,443   (32,059,491)  (54,889,775)   (9,619,859)  (23,405,141)
                                         --------  --------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         446,537   459,157   (93,287,877)  (35,704,604)  (39,568,868)  (14,932,002)
Contract owners' equity at beginning of
   period                                 459,157        --   182,897,729   218,602,333    85,348,809   100,280,811
                                         --------  --------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $905,694  $459,157  $ 89,609,852  $182,897,729  $ 45,779,941  $ 85,348,809
                                         ========  ========  ============  ============  ============  ============

                                           2008      2007        2008          2007          2008          2007
                                         --------  --------  ------------  ------------  ------------  ------------
Units, beginning of period                 35,455        --    17,485,893    22,981,087     5,413,753     6,968,696
Units issued                               87,435    68,421       668,710       941,095       633,863       627,437
Units redeemed                             55,555    32,966     4,317,554     6,436,289     1,336,146     2,182,380
                                         --------  --------  ------------  ------------  ------------  ------------
Units, end of period                       67,335    35,455    13,837,049    17,485,893     4,711,470     5,413,753
                                         ========  ========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Capital                                 Core        Core
                                         Appreciation                            Allocation   Allocation    Disciplined
                                             Value           CGTC Overseas          Plus         Plus     Diversification
                                           Series II       Equity Series II       Series I    Series II      Series  II
                                         ------------  ------------------------  ----------  -----------  ---------------
                                             2008          2008         2007        2008         2008           2008
                                         ------------  -----------  -----------  ----------  -----------  ---------------
Income:
   Dividend distributions received       $    749,700  $    81,934  $   133,878  $   26,831  $   201,088    $   700,640
Expenses:
   Mortality and expense risk and
      administrative charges                 (516,719)     (81,128)    (108,345)    (10,881)    (159,241)      (314,228)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net investment income (loss)                  232,981          806       25,533      15,950       41,847        386,412
                                         ------------  -----------  -----------  ----------  -----------    -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --      316,330      803,382          --           --         45,697
   Net realized gain (loss)                (1,179,858)    (612,379)     540,347     (24,081)    (379,989)      (856,229)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Realized gains (losses)                    (1,179,858)    (296,049)   1,343,729     (24,081)    (379,989)      (810,532)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Unrealized appreciation (depreciation)
   during the period                      (18,975,182)  (2,499,687)    (681,160)   (505,923)  (4,372,731)    (9,295,623)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net increase (decrease) in contract
   owners' equity from operations         (19,922,059)  (2,794,930)     688,102    (514,054)  (4,710,873)    (9,719,743)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Changes from principal transactions:
   Purchase payments                       56,532,963       50,155      169,504   1,804,277   28,288,771     40,772,562
   Transfers between sub-accounts and
      the company                          94,137,306     (412,848)     204,078   2,909,096   23,002,397     48,669,466
   Withdrawals                             (1,062,081)    (497,571)  (1,016,687)     (6,950)    (255,264)      (568,199)
   Annual contract fee                       (125,895)     (11,621)     (13,433)    (45,649)     (30,068)       (68,076)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           149,482,293     (871,885)    (656,538)  4,660,774   51,005,836     88,805,753
                                         ------------  -----------  -----------  ----------  -----------    -----------
Total increase (decrease) in contract
   owners' equity                         129,560,234   (3,666,815)      31,564   4,146,720   46,294,963     79,086,010
Contract owners' equity at beginning of
   period                                          --    6,852,771    6,821,207          --           --             --
                                         ------------  -----------  -----------  ----------  -----------    -----------
Contract owners' equity at end of
   period                                $129,560,234  $ 3,185,956  $ 6,852,771  $4,146,720  $46,294,963    $79,086,010
                                         ============  ===========  ===========  ==========  ===========    ===========

                                             2008          2008         2007        2008         2008           2008
                                         ------------  -----------  -----------  ----------  -----------    -----------
Units, beginning of period                         --      347,689      382,354          --           --             --
Units issued                               14,928,187      108,133      178,453     502,457    5,519,145      9,435,817
Units redeemed                                628,927      171,710      213,118      42,879      224,731        772,808
                                         ------------  -----------  -----------  ----------  -----------    -----------
Units, end of period                       14,299,260      284,112      347,689     459,578    5,294,414      8,663,009
                                         ============  ===========  ===========  ==========  ===========    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        Emerging
                                           Dynamic Growth Series I    Dynamic Growth Series II      Growth Series II
                                         --------------------------  -------------------------  ------------------------
                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received       $         --  $         --  $         --  $        --  $    25,614  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                 (263,750)   (1,163,082)     (105,693)    (477,629)     (81,139)    (145,741)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net investment income (loss)                 (263,750)   (1,163,082)     (105,693)    (477,629)     (55,525)    (145,741)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --           --       65,028    2,728,015
   Net realized gain (loss)                14,189,995    13,232,411     2,703,963    3,976,618   (5,135,714)    (909,307)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses)                    14,189,995    13,232,411     2,703,963    3,976,618   (5,070,686)   1,818,708
                                         ------------  ------------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                      (20,538,522)   (6,098,188)   (5,295,610)  (1,210,437)   1,455,807   (1,381,617)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (6,612,277)    5,971,141    (2,697,340)   2,288,552   (3,670,404)     291,350
                                         ------------  ------------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                          162,935       524,182        60,882      274,989       49,296      110,576
   Transfers between sub-accounts and
      the company                         (56,458,788)   (9,319,174)  (22,220,559)  (2,502,419)  (3,710,596)  (2,053,208)
   Withdrawals                             (2,581,009)  (11,599,570)     (913,285)  (5,101,887)    (828,466)  (1,461,538)
   Annual contract fee                        (50,393)     (225,692)      (18,024)    (104,764)     (13,745)     (21,447)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (58,927,255)  (20,620,254)  (23,090,986)  (7,434,081)  (4,503,511)  (3,425,617)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         (65,539,532)  (14,649,113)  (25,788,326)  (5,145,529)  (8,173,915)  (3,134,267)
Contract owners' equity at beginning of
   period                                  65,539,532    80,188,645    25,788,326   30,933,855    8,173,915   11,308,182
                                         ------------  ------------  ------------  -----------  -----------  -----------
Contract owners' equity at end of
   period                                $         --  $ 65,539,532  $         --  $25,788,326  $        --  $ 8,173,915
                                         ============  ============  ============  ===========  ===========  ===========

                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, beginning of period                 10,219,055    13,496,709     1,447,435    1,868,970      406,524      574,185
Units issued                                  447,951     1,350,534        21,270      215,874      125,364      268,414
Units redeemed                             10,667,006     4,628,188     1,468,705      637,409      531,888      436,075
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, end of period                               --    10,219,055            --    1,447,435           --      406,524
                                         ============  ============  ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               Emerging Small              Emerging Small
                                              Company Series I            Company Series II         Equity-Income Series I
                                         --------------------------  --------------------------  ----------------------------
                                             2008          2007          2008          2007           2008           2007
                                         ------------  ------------  ------------  ------------  -------------  -------------
Income:
   Dividend distributions received       $         --  $         --  $         --  $         --  $   9,021,653  $  17,388,236
Expenses:
   Mortality and expense risk and
      administrative charges                 (796,246)   (1,365,451)     (446,248)     (720,304)    (5,977,367)    (9,211,383)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net investment income (loss)                 (796,246)   (1,365,451)     (446,248)     (720,304)     3,044,286      8,176,853
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received         30,423    21,508,750        15,997    10,410,736     11,015,627     67,438,355
   Net realized gain (loss)                (4,504,153)    3,246,400    (3,625,126)      530,635     (6,060,436)    32,063,058
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses)                    (4,473,730)   24,755,150    (3,609,129)   10,941,371      4,955,191     99,501,413
                                         ------------  ------------  ------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                      (24,138,718)  (16,838,402)  (11,013,101)   (7,348,046)  (181,284,470)   (93,130,808)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations         (29,408,694)    6,551,297   (15,068,478)    2,873,021   (173,284,993)    14,547,458
                                         ------------  ------------  ------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                          217,186       471,644       231,853       411,287      1,320,288      2,383,063
   Transfers between sub-accounts and
      the company                          (7,581,442)  (13,146,246)   (2,397,617)   (4,734,828)   (37,050,937)   (29,121,965)
   Withdrawals                             (7,891,248)  (13,761,982)   (2,955,120)   (7,753,972)   (68,790,261)  (108,987,405)
   Annual contract fee                       (151,336)     (206,216)     (116,428)     (154,899)      (663,499)      (835,847)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (15,406,840)  (26,642,800)   (5,237,312)  (12,232,412)  (105,184,409)  (136,562,154)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (44,815,534)  (20,091,503)  (20,305,790)   (9,359,391)  (278,469,402)  (122,014,696)
Contract owners' equity at beginning of
   period                                  78,404,208    98,495,711    38,605,809    47,965,200    540,216,012    662,230,708
                                         ------------  ------------  ------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $ 33,588,674  $ 78,404,208  $ 18,300,019  $ 38,605,809  $ 261,746,610  $ 540,216,012
                                         ============  ============  ============  ============  =============  =============

                                             2008          2007          2008          2007           2008           2007
                                         ------------  ------------  ------------  ------------  -------------  -------------
Units, beginning of period                  4,312,201     5,675,377     2,456,363     3,257,290     17,778,494     22,179,215
Units issued                                  435,906       262,016       613,260       340,863        492,550        794,836
Units redeemed                              1,399,883     1,625,192       981,702     1,141,790      4,620,884      5,195,557
                                         ------------  ------------  ------------  ------------  -------------  -------------
Units, end of period                        3,348,224     4,312,201     2,087,921     2,456,363     13,650,160     17,778,494
                                         ============  ============  ============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Equity-Income Series II    Financial Services Series I  Financial Services Series II
                                         ---------------------------  ---------------------------  ----------------------------
                                              2008          2007            2008         2007           2008          2007
                                         -------------  ------------   ------------  ------------   ------------  ------------
Income:
   Dividend distributions received       $   3,841,513  $  6,716,901   $    181,604  $    436,437   $    207,480  $    411,328
Expenses:
   Mortality and expense risk and
      administrative charges                (2,928,888)   (4,411,822)      (339,617)     (563,556)      (504,285)     (767,716)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net investment income (loss)                   912,625     2,305,079       (158,013)     (127,119)      (296,805)     (356,388)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       4,915,020    29,672,644      1,312,891     4,426,762      1,803,649     5,889,936
   Net realized gain (loss)                 (6,794,681)   19,079,402     (4,866,715)    6,968,256     (4,873,523)    8,394,691
                                         -------------  ------------   ------------  ------------   ------------  ------------
Realized gains (losses)                     (1,879,661)   48,752,046     (3,553,824)   11,395,018     (3,069,874)   14,284,627
                                         -------------  ------------   ------------  ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (78,878,235)  (46,297,632)    (9,098,558)  (13,886,589)   (15,331,635)  (17,577,154)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (79,845,271)    4,759,493    (12,810,395)   (2,618,690)   (18,698,314)   (3,648,915)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                         5,299,955    13,385,711        164,921       266,513      2,563,900     3,660,618
   Transfers between sub-accounts and
      the company                          (16,530,043)  (18,118,964)     1,316,868    (8,040,021)     4,716,645   (10,975,935)
   Withdrawals                             (23,768,978)  (39,379,487)    (3,140,515)   (5,938,859)    (3,624,567)   (6,225,931)
   Annual contract fee                        (614,022)     (811,357)       (79,773)      (99,523)      (110,448)     (150,993)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (35,613,088)  (44,924,097)    (1,738,499)  (13,811,890)     3,545,530   (13,692,241)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (115,458,359)  (40,164,604)   (14,548,894)  (16,430,580)   (15,152,784)  (17,341,156)
Contract owners' equity at beginning of
   period                                  241,866,912   282,031,516     28,749,293    45,179,873     38,360,203    55,701,359
                                         -------------  ------------   ------------  ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 126,408,553  $241,866,912   $ 14,200,399  $ 28,749,293   $ 23,207,419  $ 38,360,203
                                         =============  ============   ============  ============   ============  ============

                                              2008          2007            2008         2007           2008          2007
                                         -------------  ------------   ------------  ------------   ------------  ------------
Units, beginning of period                  13,764,913    16,211,703      1,791,838     2,583,144      2,221,999     2,933,691
Units issued                                 1,543,962     2,022,979        710,713       487,144      1,184,859       605,797
Units redeemed                               3,819,732     4,469,769        878,939     1,278,450        930,165     1,317,489
                                         -------------  ------------   ------------  ------------   ------------  ------------
Units, end of period                        11,489,143    13,764,913      1,623,612     1,791,838      2,476,693     2,221,999
                                         =============  ============   ============  ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Founding
                                          Allocation
                                           Series I    Founding Allocation Series II  Fundamental Value Series I
                                         -----------  ------------------------------  --------------------------
                                            2008           2008            2007           2008          2007
                                         -----------  --------------  --------------  ------------  ------------
Income:
   Dividend distributions received       $   397,302  $   33,688,116  $    5,644,106  $  3,633,166  $  2,602,728
Expenses:
   Mortality and expense risk and
      administrative charges                 (45,571)    (17,987,324)     (6,157,527)   (2,295,833)   (2,560,887)
                                         -----------  --------------  --------------  ------------  ------------
Net investment income (loss)                 351,731      15,700,792        (513,421)    1,337,333        41,841
                                         -----------  --------------  --------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        22,327      19,560,910              --     1,389,688     6,784,480
   Net realized gain (loss)                  (61,022)    (29,150,793)     (1,077,383)    1,118,802    15,355,935
                                         -----------  --------------  --------------  ------------  ------------
Realized gains (losses)                      (38,695)     (9,589,883)     (1,077,383)    2,508,490    22,140,415
                                         -----------  --------------  --------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (3,219,829)   (530,271,317)    (32,297,354)  (72,977,006)  (17,636,871)
                                         -----------  --------------  --------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (2,906,793)   (524,160,408)    (33,888,158)  (69,131,183)    4,545,385
                                         -----------  --------------  --------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                       5,783,857     421,542,017     712,584,325       509,250       634,200
   Transfers between sub-accounts and
      the company                          8,833,278     119,555,263     399,961,337   276,667,711    (8,800,047)
   Withdrawals                               (39,040)    (42,576,555)    (11,175,367)  (20,452,365)  (22,315,403)
   Annual contract fee                            --      (5,665,751)       (434,435)     (374,548)     (363,030)
                                         -----------  --------------  --------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           14,578,095     492,854,974   1,100,935,860   256,350,048   (30,844,280)
                                         -----------  --------------  --------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         11,671,302     (31,305,434)  1,067,047,702   187,218,865   (26,298,895)
Contract owners' equity at beginning of
   period                                         --   1,067,047,702              --   148,941,621   175,240,516
                                         -----------  --------------  --------------  ------------  ------------
Contract owners' equity at end of
   period                                $11,671,302  $1,035,742,268  $1,067,047,702  $336,160,486  $148,941,621
                                         ===========  ==============  ==============  ============  ============

                                            2008           2008            2007           2008          2007
                                         -----------  --------------  --------------  ------------  ------------
Units, beginning of period                        --      88,894,665              --     8,885,514    10,714,532
Units issued                               1,385,406      57,225,144      92,525,181    28,092,605       655,865
Units redeemed                                40,679      10,037,514       3,630,516     3,511,788     2,484,883
                                         -----------  --------------  --------------  ------------  ------------
Units, end of period                       1,344,727     136,082,295      88,894,665    33,466,331     8,885,514
                                         ===========  ==============  ==============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         Fundamental Value Series II  Global Allocation Series I  Global Allocation Series II
                                         ---------------------------  --------------------------  ---------------------------
                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------   ------------  ------------
Income:
   Dividend distributions received       $   2,063,219  $  5,045,257  $  1,943,605  $  3,863,715   $  8,236,558  $ 12,945,590
Expenses:
   Mortality and expense risk and
      administrative charges                (5,170,376)   (6,496,564)     (661,007)     (953,767)    (2,772,015)   (3,335,812)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net investment income (loss)                (3,107,157)   (1,451,307)    1,282,598     2,909,948      5,464,543     9,609,778
                                         -------------  ------------  ------------  ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       3,962,716    15,902,627        93,230     6,214,380        365,472    21,600,617
   Net realized gain (loss)                  2,098,093    23,309,677       147,150     6,258,163     (3,849,049)    6,301,831
                                         -------------  ------------  ------------  ------------   ------------  ------------
Realized gains (losses)                      6,060,809    39,212,304       240,380    12,472,543     (3,483,577)   27,902,448
                                         -------------  ------------  ------------  ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (156,084,796)  (30,355,023)  (18,300,333)  (13,067,292)   (71,263,026)  (31,127,022)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (153,131,144)    7,405,974   (16,777,355)    2,315,199    (69,282,060)    6,385,204
                                         -------------  ------------  ------------  ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                         7,156,968    43,309,873       118,388     1,141,709      4,369,832    33,763,340
   Transfers between sub-accounts and
      the company                           25,816,742    36,511,809    (5,670,135)   (5,792,377)   (11,001,526)   (1,542,174)
   Withdrawals                             (26,830,932)  (40,066,720)   (7,243,918)   (7,395,942)   (10,677,235)  (11,196,696)
   Annual contract fee                      (1,251,646)   (1,171,125)     (119,876)     (156,049)      (672,546)     (581,228)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              4,891,132    38,583,837   (12,915,541)  (12,202,659)   (17,981,475)   20,443,242
                                         -------------  ------------  ------------  ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (148,240,012)   45,989,811   (29,692,896)   (9,887,460)   (87,263,535)   26,828,446
Contract owners' equity at beginning of
   period                                  399,580,641   353,590,830    56,387,027    66,274,487    208,609,331   181,780,885
                                         -------------  ------------  ------------  ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 251,340,629  $399,580,641  $ 26,694,131  $ 56,387,027   $121,345,796  $208,609,331
                                         =============  ============  ============  ============   ============  ============

                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------   ------------  ------------
Units, beginning of period                  22,519,590    20,166,674     4,328,109     5,264,129     12,997,587    11,570,456
Units issued                                 5,515,795     6,622,950       292,168       746,035        847,593     3,264,148
Units redeemed                               4,249,314     4,270,034     1,454,051     1,682,055      2,115,824     1,837,017
                                         -------------  ------------  ------------  ------------   ------------  ------------
Units, end of period                        23,786,071    22,519,590     3,166,226     4,328,109     11,729,356    12,997,587
                                         =============  ============  ============  ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Global Bond Series I        Global Bond Series II       Global Trust Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    649,442  $  7,002,033  $  1,212,809  $ 14,417,594  $   3,012,465  $  5,530,443
Expenses:
   Mortality and expense risk and
   administrative charges                  (1,527,062)   (1,406,088)   (3,391,656)   (3,280,649)    (2,276,418)   (3,521,255)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (877,620)    5,595,945    (2,178,847)   11,136,945        736,047     2,009,188
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --            --             --    12,011,113
   Net realized gain (loss)                 1,514,310     1,685,949     2,450,004      (280,966)     3,987,054    15,789,193
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                     1,514,310     1,685,949     2,450,004      (280,966)     3,987,054    27,800,306
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (7,405,737)     (118,969)  (12,928,375)    4,838,748    (83,299,898)  (28,911,528)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (6,769,047)    7,162,925   (12,657,218)   15,694,727    (78,576,797)      897,966
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          349,179       373,723     6,523,946    26,551,946      3,729,870       917,172
   Transfers between sub-accounts and
      the company                          11,350,992     9,809,512   (30,778,489)    2,945,378     (4,147,064)  (11,374,979)
   Withdrawals                            (20,554,112)  (17,281,795)  (20,702,524)  (14,401,865)   (23,887,014)  (38,254,438)
   Annual contract fee                       (178,934)     (128,072)     (786,187)     (594,111)      (181,532)     (231,673)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,032,875)   (7,226,632)  (45,743,254)   14,501,348    (24,485,740)  (48,943,918)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (15,801,922)      (63,707)  (58,400,472)   30,196,075   (103,062,537)  (48,045,952)
Contract owners' equity at beginning
   of period                               97,297,582    97,361,289   212,896,283   182,700,208    212,665,854   260,711,806
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end
   of period                             $ 81,495,660  $ 97,297,582  $154,495,811  $212,896,283  $ 109,603,317  $212,665,854
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  3,988,009     4,254,622    12,098,539    11,017,535      7,318,177     8,922,244
Units issued                                2,013,405     1,185,186     3,827,529     3,688,261      1,030,270       154,977
Units redeemed                              2,398,839     1,451,799     6,551,893     2,607,257      1,570,243     1,759,044
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        3,602,575     3,988,009     9,374,175    12,098,539      6,778,204     7,318,177
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Global Trust Series II     Health Sciences Series I    Health Sciences Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    652,087  $    817,355  $         --  $         --  $          --  $         --
Expenses:
   Mortality and expense risk and
   administrative charges                    (640,750)     (876,156)     (815,616)   (1,083,819)      (926,858)   (1,181,237)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                   11,337       (58,801)     (815,616)   (1,083,819)      (926,858)   (1,181,237)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --     3,214,660     1,320,154    13,720,974      1,414,032    14,333,046
   Net realized gain (loss)                (1,895,434)    3,686,693    (3,707,824)    4,131,458     (5,004,708)    3,079,355
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (1,895,434)    6,901,353    (2,387,670)   17,852,432     (3,590,676)   17,412,401
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (18,480,451)   (8,396,717)  (16,359,010)   (6,418,484)   (17,376,825)   (5,725,687)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (20,364,548)   (1,554,165)  (19,562,296)   10,350,129    (21,894,359)   10,505,477
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          406,670       492,024       223,777       515,260      2,861,459     3,211,893
   Transfers between sub-accounts and
      the company                          (5,809,661)   31,459,627    (5,111,921)   (1,961,959)    (3,233,466)   (2,794,017)
   Withdrawals                             (4,004,802)   (9,465,257)   (8,155,545)  (10,923,880)    (7,583,995)  (11,664,200)
   Annual contract fee                       (172,669)     (171,282)     (176,389)     (188,571)      (225,865)     (252,450)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,580,462)   22,315,112   (13,220,078)  (12,559,150)    (8,181,867)  (11,498,774)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (29,945,010)   20,760,947   (32,782,374)   (2,209,021)   (30,076,226)     (993,297)
Contract owners' equity at beginning
   of period                               56,610,167    35,849,220    69,811,044    72,020,065     71,854,720    72,848,017
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 26,665,157  $ 56,610,167  $ 37,028,670  $ 69,811,044  $  41,778,494  $ 71,854,720
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  3,028,072     1,910,631     3,480,258     4,162,723      3,393,566     3,953,949
Units issued                                  163,109     2,218,723       706,174       794,963      1,112,534       797,272
Units redeemed                                793,563     1,101,282     1,513,780     1,477,428      1,630,406     1,357,655
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        2,397,618     3,028,072     2,672,652     3,480,258      2,875,694     3,393,566
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            High Income Series II        High Yield Series I         High Yield Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $   116,272   $     49,101  $  5,160,702  $ 12,280,074  $   4,337,770  $  9,596,331
Expenses:
   Mortality and expense risk and
   administrative charges                    (16,567)       (37,118)     (961,506)   (1,514,790)      (880,455)   (1,320,056)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                  99,705         11,983     4,199,196    10,765,284      3,457,315     8,276,275
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received         7,402         42,734            --            --             --            --
   Net realized gain (loss)                 (390,139)      (454,246)   (7,712,686)    2,068,423     (4,474,476)    1,326,107
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                     (382,737)      (411,512)   (7,712,686)    2,068,423     (4,474,476)    1,326,107
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                        (408,757)      (154,167)  (15,723,592)  (12,195,223)   (15,164,632)   (9,411,684)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations           (691,789)      (553,696)  (19,237,082)      638,484    (16,181,793)      190,698
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                         121,121      4,017,913       195,189       324,757      1,113,459     3,999,753
   Transfers between sub-accounts and
      the company                          1,076,751     (1,611,872)   (4,520,928)  (16,586,042)     6,278,564   (12,148,594)
   Withdrawals                               (99,184)      (780,960)  (12,064,933)  (18,482,610)    (7,222,517)  (13,871,473)
   Annual contract fee                        (3,380)          (706)     (110,152)     (144,042)      (160,750)     (219,597)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            1,095,308      1,624,375   (16,500,824)  (34,887,937)         8,756   (22,239,911)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            403,519      1,070,679   (35,737,906)  (34,249,453)   (16,173,037)  (22,049,213)
Contract owners' equity at beginning
   of period                               1,070,679             --    81,824,764   116,074,217     66,768,125    88,817,338
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 1,474,198   $  1,070,679  $ 46,086,858  $ 81,824,764  $  50,595,088  $ 66,768,125
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                     92,897            --     4,962,992     7,027,050      3,941,905     5,215,195
Units issued                                  301,541       959,474     1,925,258     1,801,233      2,629,033     1,440,766
Units redeemed                                163,964       866,577     2,856,236     3,865,291      2,208,457     2,714,056
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                          230,474        92,897     4,032,014     4,962,992      4,362,481     3,941,905
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  Independence Investment
                                           Income & Value Series I     Income & Value Series II   LLC Small Cap Series II
                                         ---------------------------  --------------------------  -----------------------
                                              2008          2007          2008          2007          2008        2007
                                         -------------  ------------  ------------  ------------  -----------  ----------
Income:
   Dividend distributions                $   6,028,356  $ 11,957,448  $  1,642,532  $  3,135,538  $        --  $       --
Expenses:
   Mortality and expense risk and
      administrative charges                (3,037,075)   (4,462,702)     (982,252)   (1,402,132)     (13,023)    (20,029)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net investment income (loss)                 2,991,281     7,494,746       660,280     1,733,406      (13,023)    (20,029)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions                4,639,746    19,745,367     1,374,197     5,828,767       13,559     206,276
   Net realized gain (loss)                 (3,197,671)   14,298,012    (1,887,851)    3,462,246     (750,770)    (15,911)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Realized gains (losses)                      1,442,075    34,043,379      (513,654)    9,291,013     (737,211)    190,365
                                         -------------  ------------  ------------  ------------  -----------  ----------
Unrealized appreciation (depreciation)
   during the period                       (77,922,580)  (40,886,201)  (21,867,554)  (11,338,349)     201,823    (184,543)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from operations          (73,489,224)      651,924   (21,720,928)     (313,930)    (548,411)    (14,207)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Changes from principal transactions:
   Purchase payments                           594,251     1,182,055       986,408     3,391,545       17,467      35,588
   Transfers between sub-accounts and
      the company                          (14,755,453)  (11,973,303)   (7,972,235)   (3,889,713)    (607,808)    (28,851)
   Withdrawals                             (34,895,906)  (52,656,727)   (7,686,792)  (11,315,407)     (54,124)    (95,925)
   Annual contract fee                        (284,999)     (335,802)     (209,230)     (261,245)        (796)     (1,229)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (49,342,107)  (63,783,777)  (14,881,849)  (12,074,820)    (645,261)    (90,417)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Total increase (decrease) in contract
   owners' equity                         (122,831,331)  (63,131,853)  (36,602,777)  (12,388,750)  (1,193,672)   (104,624)
Contract owners' equity at beginning of
   period                                  267,190,928   330,322,781    78,943,128    91,331,878    1,193,672   1,298,296
                                         -------------  ------------  ------------  ------------  -----------  ----------
Contract owners' equity at end of
   period                                $ 144,359,597  $267,190,928  $ 42,340,351  $ 78,943,128  $        --  $1,193,672
                                         =============  ============  ============  ============  ===========  ==========

                                              2008          2007          2008          2007          2008        2007
                                         -------------  ------------  ------------  ------------  -----------  ----------
Units, beginning of period                  10,864,738    13,421,722     5,129,616     5,879,600       80,794      86,775
Units issued                                   174,397       255,706       225,373       403,055       36,900      56,288
Units redeemed                               2,544,514     2,812,690     1,346,207     1,153,039      117,694      62,269
                                         -------------  ------------  ------------  ------------  -----------  ----------
Units, end of period                         8,494,621    10,864,738     4,008,782     5,129,616           --      80,794
                                         =============  ============  ============  ============  ===========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             International              International
                                          Index Allocation Series II         Core Series I              Core Series II
                                         ---------------------------  --------------------------  -------------------------
                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  -----------
Income:
   Dividend distributions                 $  4,392,641  $  9,168,652  $  2,769,566  $  1,927,711  $  1,720,300  $   928,589
Expenses:
   Mortality and expense risk and
      administrative charges                (4,902,445)   (3,320,552)     (876,947)   (1,349,459)     (593,413)    (812,333)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net investment income (loss)                  (509,804)    5,848,100     1,892,619       578,252     1,126,887      116,256
                                          ------------  ------------  ------------  ------------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                  121,084     5,774,361       845,469    11,230,376       528,730    6,460,116
   Net realized gain (loss)                 (4,731,996)    1,229,414     4,394,808    15,820,002    (2,491,804)   5,909,490
                                          ------------  ------------  ------------  ------------  ------------  -----------
Realized gains (losses)                     (4,610,912)    7,003,775     5,240,277    27,050,378    (1,963,074)  12,369,606
                                          ------------  ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (94,980,131)   (7,058,468)  (35,038,329)  (18,844,013)  (17,102,515)  (8,240,130)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (100,100,847)    5,793,407   (27,905,433)    8,784,617   (17,938,702)   4,245,732
                                          ------------  ------------  ------------  ------------  ------------  -----------
Changes from principal transactions:
   Purchase payments                       101,253,572   137,203,935       243,363       421,676     1,843,974    3,963,420
   Transfers between sub-accounts and
      the company                           35,789,373    64,543,297    (5,934,214)   (6,237,252)   (5,472,780)   5,631,252
   Withdrawals                             (12,977,700)   (7,531,942)   (8,925,702)  (15,777,183)   (3,440,279)  (6,417,349)
   Annual contract fee                      (1,415,911)     (525,033)     (126,111)     (160,648)     (121,208)    (144,372)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            122,649,334   193,690,257   (14,742,664)  (21,753,407)   (7,190,293)   3,032,951
                                          ------------  ------------  ------------  ------------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                           22,548,487   199,483,664   (42,648,097)  (12,968,790)  (25,128,995)   7,278,683
Contract owners' equity at beginning of
   period                                  295,946,625    96,462,961    80,318,221    93,287,011    49,950,951   42,672,268
                                          ============  ============  ============  ============  ============  ===========
Contract owners' equity at end of
   period                                 $318,495,112  $295,946,625  $ 37,670,124  $ 80,318,221  $ 24,821,956  $49,950,951

                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  -----------
Units, beginning of period                  21,010,365     7,176,021     4,161,014     5,288,392     2,355,907    2,166,288
Units issued                                13,935,443    15,364,484       325,350       725,878       456,018    1,220,592
Units redeemed                               3,689,119     1,530,140     1,254,933     1,853,256       840,827    1,030,973
                                          ------------  ------------  ------------  ------------  ------------  -----------
Units, end of period                        31,256,689    21,010,365     3,231,431     4,161,014     1,971,098    2,355,907
                                          ============  ============  ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             International Equity            International               International
                                              Index B Series NAV          Small Cap Series I          Small Cap Series II
                                         ---------------------------  --------------------------  --------------------------
                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                 $    824,983  $    942,862  $  1,768,359  $  3,563,632  $    854,749  $  1,634,670
Expenses:
   Mortality and expense risk and
      administrative charges                  (498,212)     (509,691)   (1,091,250)   (1,938,982)     (626,845)   (1,085,659
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                   326,771       433,171       677,109     1,624,650       227,904       549,011
                                          ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                  318,509       824,473     1,144,000    36,019,204       613,544    18,334,625
   Net realized gain (loss)                 (1,590,395)      610,406    (3,470,099)   24,815,074   (10,419,608)    6,967,270
                                          ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                     (1,271,886)    1,434,879    (2,326,099)   60,834,278    (9,806,064)   25,301,895
                                          ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (16,647,056)      835,646   (47,391,024)  (51,406,279)  (16,562,566)  (21,903,214
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (17,592,171)    2,703,696   (49,040,014)   11,052,649   (26,140,726)    3,947,692
                                          ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                           216,216       274,528       505,762       773,700     1,617,212     5,522,488
   Transfers between sub-accounts and
      the company                           (2,120,409)   46,155,442   (13,982,662)   (4,590,605)  (12,259,118)   10,928,598
   Withdrawals                              (2,868,942)   (5,886,655)  (12,055,015)  (20,822,565)   (5,232,127)   (9,411,969
   Annual contract fee                        (173,778)     (125,197)     (158,644)     (266,411)     (127,632)     (192,808
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (4,946,913)   40,418,118   (25,690,559)  (24,905,881)  (16,001,665)    6,846,309
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          (22,539,084)   43,121,814   (74,730,573)  (13,853,232)  (42,142,391)   10,794,001
Contract owners' equity at beginning of
   period                                   43,121,814            --   111,985,320   125,838,552    63,090,909    52,296,908
                                          ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                 $ 20,582,730  $ 43,121,814  $ 37,254,747  $111,985,320  $ 20,948,518  $ 63,090,909
                                          ============  ============  ============  ============  ============  ============

                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                   3,271,721            --     4,226,430     5,089,895     2,476,541     2,156,299
Units issued                                   213,680     4,777,886       303,971     1,291,418       437,208     1,570,538
Units redeemed                                 633,007     1,506,165     1,502,494     2,154,883     1,098,679     1,250,296
                                          ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                         2,852,394     3,271,721     3,027,907     4,226,430     1,815,070     2,476,541
                                          ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          Investment Quality
                                         International Value Series I  International Value Series II        Bond Series I
                                         ----------------------------  -----------------------------  --------------------------
                                              2008          2007           2008            2007           2008          2007
                                         -------------  -------------  -------------  --------------  ------------  ------------
Income:
   Dividend distributions                $   6,461,729   $ 14,063,976  $   5,017,181   $  9,114,750   $  7,226,785  $ 11,278,630
Expenses:
   Mortality and expense risk and
      administrative charges                (3,052,368)    (5,005,210)    (2,616,336)    (3,884,025)    (1,616,315)   (1,892,475)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net investment income (loss)                 3,409,361      9,058,766      2,400,845      5,230,725      5,610,470     9,386,155
                                         -------------   ------------  -------------   ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                6,979,706     52,572,925      5,544,306     35,993,231             --            --
   Net realized gain (loss)                 (3,612,213)    29,642,868     (3,695,565)    23,456,830     (4,216,804)   (1,763,106)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Realized gains (losses)                      3,367,493     82,215,793      1,848,741     59,450,061     (4,216,804)   (1,763,106)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (116,371,114)   (65,390,804)   (92,828,837)   (48,578,471)    (4,764,581)   (2,041,094)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (109,594,260)    25,883,755    (88,579,251)    16,102,315     (3,370,915)    5,581,955
                                         -------------   ------------  -------------   ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                           859,861      2,076,898      3,527,097     12,970,349      4,496,865       346,064
   Transfers between sub-accounts and
      the company                          (28,733,970)   (34,339,935)   (22,021,210)    14,225,862      2,778,485       799,872
   Withdrawals                             (33,047,663)   (59,743,274)   (18,667,330)   (39,311,327)   (20,928,545)  (23,014,969)
   Annual contract fee                        (435,696)      (595,190)      (586,089)      (762,827)      (284,715)     (154,003)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (61,357,468)   (92,601,501)   (37,747,532)   (12,877,943)   (13,937,910)  (22,023,036)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (170,951,728)   (66,717,746)  (126,326,783)     3,224,372    (17,308,825)  (16,441,081)
Contract owners' equity at beginning of
   period                                  295,226,708    361,944,454    231,323,661    228,099,289    120,393,201   136,834,282
                                         -------------   ------------  -------------   ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 124,274,980   $295,226,708  $ 104,996,878   $231,323,661   $103,084,376  $120,393,201
                                         =============   ============  =============   ============   ============  ============

                                              2008           2007           2008           2007           2008          2007
                                         -------------  -------------  -------------  --------------  ------------  ------------
Units, beginning of period                  13,413,023     17,751,048      9,361,392       9,830,367     5,273,996     6,261,499
Units issued                                   395,143        890,893        783,932       2,770,146     1,559,024       626,523
Units redeemed                               3,811,994      5,228,918      2,522,176       3,239,121     1,761,772     1,614,026
                                         -------------   ------------  -------------   ------------   ------------  ------------
Units, end of period                         9,996,172     13,413,023      7,623,148       9,361,392     5,071,248     5,273,996
                                         =============   ============  =============   ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,


                                             Investment Quality      John Hancock International  John Hancock International
                                               Bond Series II           Equity Index Series I      Equity Index Series II
                                         --------------------------  --------------------------  --------------------------
                                              2008         2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $  7,034,178  $ 11,191,489  $    415,017  $  1,286,706  $    366,074  $  1,132,008
Expenses:
   Mortality and expense risk and
      administrative charges               (1,904,249)   (2,041,246)     (333,187)     (536,269)     (344,319)     (532,739)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                5,129,929     9,150,243        81,830       750,437        21,755       599,269
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --            --       186,587     1,510,651       178,343     1,464,840
   Net realized gain (loss)                (4,362,528)   (1,687,032)      217,620     7,281,013       455,465     5,822,601
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (4,362,528)   (1,687,032)      404,207     8,791,664       633,808     7,287,441
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (5,015,525)   (2,034,299)  (12,557,707)   (4,921,312)  (12,776,744)   (3,725,783)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (4,248,124)    5,428,912   (12,071,670)    4,620,789   (12,121,181)    4,160,927
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,011,605    16,998,111        84,478       168,570       160,492       483,792
   Transfers between sub-accounts and the
      company                             (22,483,659)    3,324,789    (2,476,445)  (16,036,905)   (3,543,619)   (8,635,963)
   Withdrawals                             14,321,612)  (10,338,946)   (3,961,360)   (6,448,021)   (2,139,506)   (5,437,801)
   Annual contract fee                       (479,410)     (394,523)      (60,093)      (73,319)      (93,125)     (117,100)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (34,273,076)    9,589,431    (6,413,420)  (22,389,675)   (5,615,758)  (13,707,072)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (38,521,200)   15,018,343   (18,485,090)  (17,768,886)  (17,736,939)   (9,546,145)
Contract owners' equity at beginning of
   period                                 130,925,708   115,907,365    30,977,856    48,746,742    30,452,527    39,998,672
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 92,404,508  $130,925,708  $ 12,492,766  $ 30,977,856  $ 12,715,588  $ 30,452,527
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  8,638,664     7,917,447     1,306,598     2,339,248     1,300,693     1,937,249
Units issued                                1,513,057     2,374,769       162,169       250,862       329,601       246,369
Units redeemed                              3,850,081     1,653,552       504,728     1,283,512       633,983       882,925
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        6,301,640     8,638,664       964,039     1,306,598       996,311     1,300,693
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          John Hancock Strategic
                                             Income Series II       Large Cap Value Series I    Large Cap Value Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008            2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $ 1,161,653  $   286,342  $    507,963  $    580,013  $    348,508  $    301,874
Expenses:
   Mortality and expense risk and
      administrative charges                (198,986)    (254,753)     (555,609)     (943,714)     (460,042)     (811,597)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 962,667       31,589       (47,646)     (363,701)     (111,534)     (509,723)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                     --           --            --     3,669,213            --     2,895,102
   Net realized gain (loss)                 (141,609)     117,388    (4,091,489)    1,329,815    (1,555,539)    2,117,803
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                     (141,609)     117,388    (4,091,489)    4,999,028    (1,555,539)    5,012,905
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (2,001,074)     434,286   (11,955,074)   (2,385,694)  (10,985,348)   (2,903,026)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (1,180,016)     583,263   (16,094,209)    2,249,633   (12,652,421)    1,600,156
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          62,417      131,957       150,293       228,356       406,331       737,365
   Transfers between sub-accounts and
      the company                         (2,800,934)     112,536    (6,090,354)  (11,084,359)   (5,020,566)   (8,286,466)
   Withdrawals                            (1,786,315)  (3,368,648)   (6,123,077)  (10,242,636)   (3,451,200)   (8,449,623)
   Annual contract fee                       (28,009)     (29,543)     (117,774)     (137,157)      (97,534)     (143,104)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (4,552,841)  (3,153,698)  (12,180,912)  (21,235,796)   (8,162,969)  (16,141,828)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (5,732,857)  (2,570,435)  (28,275,121)  (18,986,163)  (20,815,390)  (14,541,672)
Contract owners' equity at beginning of
   period                                 14,896,526   17,466,961    51,302,359    70,288,522    40,131,488    54,673,160
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 9,163,669  $14,896,526  $ 23,027,238  $ 51,302,359  $ 19,316,098  $ 40,131,488
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                 1,038,263    1,264,469     2,039,124     2,872,716     1,607,730     2,246,431
Units issued                                 252,603      342,830       350,132       456,525       313,806       317,719
Units redeemed                               579,536      569,036       939,002     1,290,117       692,579       956,420
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         711,330    1,038,263     1,450,254     2,039,124     1,228,957     1,607,730
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Lifestyle Aggressive         Lifestyle Aggressive
                                                  Series I                    Series II            Lifestyle Balanced Series I
                                         --------------------------  ---------------------------  ----------------------------
                                             2008          2007           2008          2007           2008           2007
                                         ------------  ------------  -------------  ------------  -------------  -------------
Income:
   Dividend distributions                $  2,051,394  $ 18,108,432  $   3,259,631  $ 27,367,263  $  21,104,432  $  73,692,096
Expenses:
   Mortality and expense risk and
      administrative charges               (1,870,481)   (2,920,344)    (3,496,874)   (4,845,860)   (11,048,172)   (15,011,048)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net investment income (loss)                  180,913    15,188,088       (237,243)   22,521,403     10,056,260     58,681,048
                                         ------------  ------------  -------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions              16,397,124     4,602,479     28,674,934     7,258,485     32,307,836      1,514,890
   Net realized gain (loss)               (20,821,945)    4,142,147    (30,016,466)    2,859,146    (17,509,486)    41,397,000
                                         ------------  ------------  -------------  ------------  -------------  -------------
Realized gains (losses)                    (4,424,821)    8,744,626     (1,341,532)   10,117,631     14,798,350     42,911,890
                                         ------------  ------------  -------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                      (60,053,584)  (10,638,717)  (112,832,563)  (12,871,076)  (286,297,665)   (54,903,288)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations         (64,297,492)   13,293,997   (114,411,338)   19,767,958   (261,443,055)    46,689,650
                                         ------------  ------------  -------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                        1,076,813     1,855,942     10,555,764    30,316,319      8,226,431      5,480,938
   Transfers between sub-accounts and
      the company                         (15,829,397)  (29,948,369)   (16,095,569)  (21,489,801)   (29,496,287)    43,060,147
   Withdrawals                            (17,977,245)  (23,255,031)   (24,467,543)  (51,414,733)  (146,081,690)  (159,953,844)
   Annual contract fee                       (420,536)     (503,127)      (829,772)   (1,060,910)    (1,670,130)    (1,776,167)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (33,150,365)  (51,850,585)   (30,837,120)  (43,649,125)  (169,021,676)  (113,188,926)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (97,447,857)  (38,556,588)  (145,248,458)  (23,881,167)  (430,464,731)   (66,499,276)
Contract owners' equity at beginning of
   period                                 175,525,359   214,081,947    285,279,941   309,161,108    919,280,596    985,779,872
                                         ------------  ------------  -------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $ 78,077,502  $175,525,359  $ 140,031,483  $285,279,941  $ 488,815,865  $ 919,280,596
                                         ============  ============  =============  ============  =============  =============

                                             2008          2007           2008          2007           2008           2007
                                         ------------  ------------  -------------  ------------  -------------  -------------
Units, beginning of period                  9,206,081    12,037,626     14,689,016    16,595,790     44,018,959     49,449,565
Units issued                                1,113,039     2,222,009      2,741,253     2,705,962      5,822,138      5,840,326
Units redeemed                              3,110,920     5,053,554      4,700,131     4,612,736     14,625,222     11,270,932
                                         ------------  ------------  -------------  ------------  -------------  -------------
Units, end of period                        7,208,200     9,206,081     12,730,138    14,689,016     35,215,875     44,018,959
                                         ============  ============  =============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Lifestyle Conservative       Lifestyle Conservative
                                           Lifestyle Balanced Series II            Series I                     Series II
                                         -------------------------------  --------------------------  ----------------------------
                                               2008            2007           2008          2007           2008           2007
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Income:
   Dividend distributions                $   255,979,201  $  580,410,541  $  6,950,196  $ 12,210,765  $   53,922,455  $ 43,732,333
Expenses:
   Mortality and expense risk and
      administrative charges                (125,279,342)   (126,475,818)   (2,416,831)   (2,366,597)    (15,946,692)   (9,100,739)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net investment income (loss)                 130,699,859     453,934,723     4,533,365     9,844,168      37,975,763    34,631,594
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                332,347,496      14,253,450     3,043,724       372,544      17,671,531     1,572,829
   Net realized gain (loss)                  (36,130,581)     46,467,232    (8,907,738)    1,553,585     (18,529,100)   (1,710,743)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Realized gains (losses)                      296,216,915      60,720,682    (5,864,014)    1,926,129        (857,569)     (137,914)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (3,386,656,144)   (198,827,457)  (27,657,318)   (5,701,673)   (231,379,820)  (14,850,623)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (2,959,739,370)    315,827,948   (28,987,967)    6,068,624    (194,261,626)   19,643,057
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Changes from principal transactions:
   Purchase payments                       1,217,486,360   1,765,667,249     1,488,289       938,121     205,918,396   113,338,482
   Transfers between sub-accounts and
      the company                             87,607,388     496,358,958    61,928,838    28,708,780     633,691,482   141,736,397
   Withdrawals                              (628,640,072)   (569,136,456)  (40,954,217)  (30,828,472)   (124,203,732)  (73,909,838)
   Annual contract fee                       (31,720,147)    (22,563,716)     (320,294)     (246,545)     (3,651,363)   (1,519,060)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              644,733,529   1,670,326,035    22,142,616    (1,428,116)    711,754,783   179,645,981
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Total increase (decrease) in contract
   owners' equity                         (2,315,005,841)  1,986,153,983    (6,845,351)    4,640,508     517,493,157   199,289,038
Contract owners' equity at beginning of
   period                                  8,669,581,145   6,683,427,162   150,688,892   146,048,384     653,822,340   454,533,302
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Contract owners' equity at end of
   period                                $ 6,354,575,304  $8,669,581,145  $143,843,541  $150,688,892  $1,171,315,497  $653,822,340
                                         ===============  ==============  ============  ============  ==============  ============

                                               2008            2007           2008          2007           2008           2007
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Units, beginning of period                   485,068,665     381,237,428     7,414,141     7,446,440      40,759,257    29,038,716
Units issued                                  87,278,815     116,699,623     5,934,947     5,681,037      61,475,512    22,918,557
Units redeemed                                35,708,048      12,868,386     4,687,291     5,713,336      13,033,635    11,198,016
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Units, end of period                         536,639,432     485,068,665     8,661,797     7,414,141      89,201,134    40,759,257
                                         ===============  ==============  ============  ============  ==============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          Lifestyle Growth Series I      Lifestyle Growth Series II     Lifestyle Moderate Series I
                                        ----------------------------  --------------------------------  ---------------------------
                                             2008           2007            2008             2007            2008          2007
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Income:
   Dividend distributions               $  14,538,612  $  65,287,699  $   264,929,568  $   786,403,559  $   9,215,889  $ 23,288,401
Expenses:
   Mortality and expense risk and
      administrative charges               (9,131,164)   (12,863,834)    (167,052,894)    (171,622,119)    (3,781,175)   (4,639,698)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net investment income (loss)                5,407,448     52,423,865       97,876,674      614,781,440      5,434,714    18,648,703
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions              33,782,212      4,279,510      570,288,667       52,864,721      6,027,762       383,443
   Net realized gain (loss)               (14,709,134)    43,175,181      (33,875,909)      87,169,991    (12,460,405)   10,655,198
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Realized gains (losses)                    19,073,078     47,454,691      536,412,758      140,034,712     (6,432,643)   11,038,641
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                     (289,463,027)   (50,304,765)  (5,376,451,274)    (247,312,295)   (67,185,245)  (18,595,801)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations        (264,982,501)    49,573,791   (4,742,161,842)     507,503,857    (68,183,174)   11,091,543
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                       10,468,134      7,538,596    1,785,988,369    3,099,758,346      3,983,588     1,909,458
   Transfers between sub-accounts and
      the company                         (29,343,029)   (14,427,467)    (242,199,046)     217,481,003     13,379,229    28,123,231
   Withdrawals                            (84,905,527)  (139,229,750)    (610,886,468)    (612,079,154)   (50,068,434)  (54,074,248)
   Annual contract fee                     (1,704,740)    (1,847,224)     (47,330,509)     (31,149,274)      (536,418)     (496,583)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          (105,485,162)  (147,965,845)     885,572,346    2,674,010,921    (33,242,035)  (24,538,142)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                        (370,467,663)   (98,392,054)  (3,856,589,496)   3,181,514,778   (101,425,209)  (13,446,599)
Contract owners' equity at beginning of
   period                                 781,227,991    879,620,045   12,027,023,525    8,845,508,747    290,199,264   303,645,863
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Contract owners' equity at end of
   period                               $ 410,760,328  $ 781,227,991  $ 8,170,434,029  $12,027,023,525  $ 188,774,055  $290,199,264
                                        =============  =============  ===============  ===============  =============  ============

                                             2008           2007            2008             2007            2008          2007
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Units, beginning of period                 38,655,362     46,043,879      667,866,837      501,634,818     14,006,009    15,204,994
Units issued                                6,392,610      6,286,547      110,982,072      183,427,768      3,574,962     3,699,273
Units redeemed                             11,956,670     13,675,064       38,964,249       17,195,749      5,222,387     4,898,258
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Units, end of period                       33,091,302     38,655,362      739,884,660      667,866,837     12,358,584    14,006,009
                                        =============  =============  ===============  ===============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           LMFC
                                                                           Core
                                                                          Equity        LMFC Core Equity
                                          Lifestyle Moderate Series II   Series I          Series II
                                         ------------------------------  --------  ------------  -----------
                                              2008            2007         2008        2008          2007
                                         --------------  --------------  --------  ------------  -----------
Income:
   Dividend distributions                $   78,909,309  $  122,195,776  $ 15,340  $  2,855,068  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                (29,665,102)    (26,091,934)     (660)     (412,401)    (717,073)
                                         --------------  --------------  --------  ------------  -----------
Net investment income (loss)                 49,244,207      96,103,842    14,680     2,442,667     (717,073)
                                         --------------  --------------  --------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                42,593,493       2,395,730     3,031       819,697    3,145,663
   Net realized gain (loss)                 (25,454,904)     11,642,869      (248)   (6,015,249)   1,145,474
                                         --------------  --------------  --------  ------------  -----------
Realized gains (losses)                      17,138,589      14,038,599     2,783    (5,195,552)   4,291,137
                                         --------------  --------------  --------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (605,021,613)    (60,104,793)  (82,096)  (16,911,966)  (6,644,337)
                                         --------------  --------------  --------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (538,638,817)     50,037,648   (64,633)  (19,664,851)  (3,070,273)
                                         --------------  --------------  --------  ------------  -----------
Changes from principal transactions:
   Purchase payments                        358,580,229     365,675,289   121,875       500,759    1,595,172
   Transfers between sub-accounts and
      the company                           233,574,001     168,831,108    20,031       893,347   (3,929,813)
   Withdrawals                             (174,496,021)   (150,085,176)       --    (3,880,360)  (4,067,375)
   Annual contract fee                       (6,957,082)     (4,500,570)       --       (81,165)    (102,381)
                                         --------------  --------------  --------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             410,701,127     379,920,651   141,906    (2,567,419)  (6,504,397)
                                         --------------  --------------  --------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                          (127,937,690)    429,958,299    77,273   (22,232,270)  (9,574,670)
Contract owners' equity at beginning of
   period                                 1,817,724,720   1,387,766,421        --    38,277,052   47,851,722
                                         --------------  --------------  --------  ------------  -----------
Contract owners' equity at end of
   period                                $1,689,787,030  $1,817,724,720  $ 77,273  $ 16,044,782  $38,277,052
                                         ==============  ==============  ========  ============  ===========

                                              2008            2007         2008        2008          2007
                                         --------------  --------------  --------  ------------  -----------
Units, beginning of period                  108,763,250      84,168,309        --     2,707,898    3,122,725
Units issued                                 41,548,148      32,964,001    12,269       950,785      655,089
Units redeemed                               12,463,032       8,369,060        --     1,114,312    1,069,916
                                         --------------  --------------  --------  ------------  -----------
Units, end of period                        137,848,366     108,763,250    12,269     2,544,371    2,707,898
                                         ==============  ==============  ========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Marisco International
                                          Opportunities Series II     Mid Cap Index Series I      Mid Cap Index Series II
                                         -------------------------  --------------------------  --------------------------
                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $    470,252  $   869,601  $    446,905  $    846,388  $    578,365  $    871,742
Expenses:
   Mortality and expense risk and
      administrative charges                 (803,962)    (970,853)     (735,156)   (1,016,745)   (1,327,442)   (1,478,812)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (333,710)    (101,252)     (288,251)     (170,357)     (749,077)     (607,070)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               2,389,786   13,136,111     1,219,004     7,749,589     1,966,692    11,457,319
   Net realized gain (loss)                (8,934,403)   4,296,411    (2,228,863)    7,957,223    (6,294,591)    6,268,781
                                         ------------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (6,544,617)  17,432,522    (1,009,859)   15,706,812    (4,327,899)   17,726,100
                                         ------------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (27,507,687)  (7,401,897)  (19,766,713)  (11,189,080)  (32,611,910)  (14,142,089)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (34,386,014)   9,929,373   (21,064,823)    4,347,375   (37,688,886)    2,976,941
                                         ------------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,165,893    5,504,327       249,492       389,796     1,987,954     3,575,207
   Transfers between sub-accounts and
      the company                          (8,477,008)  30,374,952     3,302,820    (6,257,122)   15,278,245    28,139,513
   Withdrawals                             (9,075,794)  (8,523,790)   (7,382,051)  (10,835,468)   (9,499,194)  (15,299,061)
   Annual contract fee                       (128,835)    (129,690)     (127,197)     (144,396)     (361,366)     (316,187)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (14,515,744)  27,225,799    (3,956,936)  (16,847,190)    7,405,639    16,099,472
                                         ------------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (48,901,758)  37,155,172   (25,021,759)  (12,499,815)  (30,283,247)   19,076,413
Contract owners' equity at beginning of
   period                                  78,151,979   40,996,807    57,217,884    69,717,699    89,771,244    70,694,831
                                         ------------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 29,250,221  $78,151,979  $ 32,196,125  $ 57,217,884  $ 59,487,997  $ 89,771,244
                                         ============  ===========  ============  ============  ============  ============

                                             2008         2007          2008          2007          2008          2007
                                         ------------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                  3,613,945    2,220,125     2,827,829     3,647,695     4,746,817     3,930,705
Units issued                                  950,834    3,314,026       801,631       405,618     1,877,266     2,544,392
Units redeemed                              1,744,103    1,920,206     1,084,370     1,225,484     1,581,660     1,728,280
                                         ------------  -----------  ------------  ------------  ------------  ------------
Units, end of period                        2,820,676    3,613,945     2,545,090     2,827,829     5,042,423     4,746,817
                                         ============  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Mid Cap
                                         Intersection    Mid Cap Intersection
                                           Series I           Series II            Mid Cap Stock Series I
                                         ------------  -----------------------  ---------------------------
                                             2008          2008        2007          2008          2007
                                         ------------  -----------  ----------  -------------  ------------
Income:
   Dividend distributions                  $     8     $        --  $       --  $          --  $         --
Expenses:
   Mortality and expense risk and
      administrative charges                   (12)        (53,544)     (9,784)    (3,482,936)   (4,573,792)
                                           -------     -----------  ----------  -------------  ------------
Net investment income (loss)                    (4)        (53,544)     (9,784)    (3,482,936)   (4,573,792)
                                           -------     -----------  ----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                   --              --          --      6,455,363    75,725,472
   Net realized gain (loss)                   (666)       (736,655)     (9,921)       365,002    28,922,481
                                           -------     -----------  ----------  -------------  ------------
Realized gains (losses)                       (666)       (736,655)     (9,921)     6,820,365   104,647,953
                                           -------     -----------  ----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                          (265)     (1,160,563)    (85,581)  (133,461,580)  (40,317,093)
                                           -------     -----------  ----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations             (935)     (1,950,762)   (105,286)  (130,124,151)   59,757,068
                                           -------     -----------  ----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                            --         648,426     520,035      1,754,568     1,479,451
   Transfers between sub-accounts and
      the company                            7,493       2,032,860   1,712,748     21,716,699   (21,764,533)
   Withdrawals                              (1,707)       (343,511)    (21,874)   (37,022,632)  (51,110,535)
   Annual contract fee                          --          (8,444)     (2,327)      (680,893)     (670,115)
                                           -------     -----------  ----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              5,786       2,329,331   2,208,582    (14,232,258)  (72,065,732)
                                           -------     -----------  ----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            4,851         378,569   2,103,296   (144,356,409)  (12,308,664)
Contract owners' equity at beginning of
   period                                       --       2,103,296          --    292,411,115   304,719,779
                                           -------     -----------  ----------  -------------  ------------
Contract owners' equity at end of
   period                                  $ 4,851     $ 2,481,865  $2,103,296  $ 148,054,706  $292,411,115
                                           =======     ===========  ==========  =============  ============

                                             2008          2008        2007          2008          2007
                                         ------------  -----------  ----------  -------------  ------------
Units, beginning of period                      --         182,898          --     14,501,521    18,381,353
Units issued                                   814         769,367     206,965      4,087,196     1,351,248
Units redeemed                                 188         573,233      24,067      5,306,233     5,231,080
                                           -------     -----------  ----------  -------------  ------------
Units, end of period                           626         379,032     182,898     13,282,484    14,501,521
                                           =======     ===========  ==========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Mid Cap Stock Series II     Mid Cap Value Series I      Mid Cap Value Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $         --  $         --  $  1,765,257  $  1,959,777  $   1,556,241  $  1,301,043
Expenses:
   Mortality and expense risk and
      administrative charges               (2,260,025)   (2,806,949)   (1,579,807)   (2,779,953)    (1,693,664)   (2,888,833)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)               (2,260,025)   (2,806,949)      185,450      (820,176)      (137,423)   (1,587,790)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               4,125,739    44,814,776     4,808,930    48,993,654      4,817,769    47,903,398
   Net realized gain (loss)                (3,186,634)   13,210,448   (22,834,402)   11,253,024    (18,134,584)    8,576,030
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                       939,105    58,025,224   (18,025,472)   60,246,678    (13,316,815)   56,479,428
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (77,666,071)  (22,553,157)  (32,744,100)  (58,205,087)   (37,519,906)  (54,153,069)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (78,986,991)   32,665,118   (50,584,122)    1,221,415    (50,974,144)      738,569
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        4,829,257     8,579,313     1,660,633       722,275        804,786     2,140,208
   Transfers between sub-accounts and
      the company                             817,031     6,548,494   (14,956,428)  (21,582,708)   (11,178,743)  (18,721,176)
   Withdrawals                            (15,018,681)  (26,999,603)  (15,639,825)  (31,031,053)   (12,994,706)  (32,017,382)
   Annual contract fee                       (530,665)     (560,008)     (327,487)     (418,662)      (386,273)     (564,382)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,903,058)  (12,431,804)  (29,263,107)  (52,310,148)   (23,754,936)  (49,162,732)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (88,890,049)   20,233,314   (79,847,229)  (51,088,733)   (74,729,080)  (48,424,163)
Contract owners' equity at beginning
   of period                              182,162,343   161,929,029   146,671,433   197,760,166    143,552,635   191,976,798
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 93,272,294  $182,162,343  $ 66,824,204  $146,671,433  $  68,823,555  $143,552,635
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  7,457,432     7,959,255     7,236,421     9,675,201      7,510,604     9,922,000
Units issued                                2,157,118     1,830,405       722,627       458,592        583,260       537,113
Units redeemed                              2,660,932     2,332,228     2,332,402     2,897,372      2,076,567     2,948,509
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        6,953,618     7,457,432     5,626,646     7,236,421      6,017,297     7,510,604
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            ML Global Allocation      Money Market B Series NAV     Money Market Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $     24,389  $     39,289  $    808,435  $  1,491,846  $   5,968,951  $ 14,996,014
Expenses:
   Mortality and expense risk and
      administrative charges                  (17,952)      (23,117)     (594,866)     (505,830)    (5,169,378)   (5,041,339)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                    6,437        16,172       213,569       986,016        799,573     9,954,675
                                         ------------  ------------  ------------  ------------  -------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                   4,696        69,798            --            --             --            --
   Net realized gain (loss)                    73,736       166,121          (309)       (6,349)       (26,146)      (17,314)
                                         ------------  ------------  ------------  ------------  -------------  -----------
Realized gains (losses)                        78,432       235,919          (309)       (6,349)       (26,146)      (17,314)
                                         ------------  ------------  ------------  ------------  -------------  -----------
Unrealized appreciation (depreciation)
   during the period                         (360,331)      (27,658)           --            --             --            --
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations            (275,462)      224,433       213,260       979,667        773,427     9,937,361
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                               --           519       429,466       309,668      5,523,089    21,430,654
   Transfers between sub-accounts and
      the company                             (85,860)     (239,790)   17,491,934    61,833,589     48,915,079   (30,143,644)
   Withdrawals                               (118,120)     (232,333)  (22,851,518)  (19,858,013)    (1,803,080)      597,626
   Annual contract fee                         (2,955)       (3,677)     (184,515)     (124,736)      (854,523)     (815,061)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              (206,935)     (475,281)   (5,114,633)   42,160,508     51,780,565    (8,930,425)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            (482,397)     (250,848)   (4,901,373)   43,140,175     52,553,992     1,006,936
Contract owners' equity at beginning
   of period                                1,520,061     1,770,909    43,140,175            --    312,447,249   311,440,313
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $  1,037,664  $  1,520,061  $ 38,238,802  $ 43,140,175  $ 365,001,241  $312,447,249
                                         ============  ============  ============  ============  =============  ============







                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                     91,452       124,483     3,382,379            --     19,224,624    19,704,917
Units issued                                    1,779         1,314     2,667,916     6,094,823     21,627,888    25,342,787
Units redeemed                                 13,540        34,345     3,068,551     2,712,444     18,244,045    25,823,080
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                           79,691        91,452     2,981,744     3,382,379     22,608,467    19,224,624
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Mutual
                                                                           Shares
                                             Money Market Series II       Series I   Natural Resources Series II
                                         -----------------------------  -----------  ---------------------------
                                              2008            2007          2008          2008          2007
                                         --------------  -------------  -----------  -------------  ------------
Income:
   Dividend distributions                $   11,696,916  $  17,173,017  $   193,407  $     647,704  $  2,040,688
Expenses:
   Mortality and expense risk and
      administrative charges                (13,603,692)    (6,636,489)     (50,306)    (3,605,425)   (3,919,593)
                                         --------------  -------------  -----------  -------------  ------------
Net investment income (loss)                 (1,906,776)    10,536,528      143,101     (2,957,721)   (1,878,905)
                                         --------------  -------------  -----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                        --             --           --      7,826,683    99,374,761
   Net realized gain (loss)                     131,354       (315,519)     (44,713)   (54,696,669)   19,217,740
                                         --------------  -------------  -----------  -------------  ------------
Realized gains (losses)                         131,354       (315,519)     (44,713)   (46,869,986)  118,592,501
                                         --------------  -------------  -----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                                 --             --   (3,430,317)   (84,040,000)  (38,478,502)
                                         --------------  -------------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations            (1,775,422)    10,221,009   (3,331,929)  (133,867,707)   78,235,094
                                         --------------  -------------  -----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        422,101,771    355,786,691    7,661,346      8,428,173    11,469,313
   Transfers between sub-accounts and
      the company                           881,751,341     16,633,788   14,329,106    (19,092,203)    4,495,133
   Withdrawals                             (350,479,994)  (253,110,361)     (81,632)   (31,200,606)  (36,219,795)
   Annual contract fee                       (2,850,772)    (1,134,223)    (217,369)      (638,791)     (632,912)
                                         --------------  -------------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             950,522,346    118,175,895   21,691,451    (42,503,427)  (20,888,261)
                                         --------------  -------------  -----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                           948,746,924    128,396,904   18,359,522   (176,371,134)   57,346,833
Contract owners' equity at beginning of
   period                                   434,277,195    305,880,291           --    279,653,618   222,306,785
                                         --------------  -------------  -----------  -------------  ------------
Contract owners' equity at end of
   period                                $1,383,024,119  $ 434,277,195  $18,359,522  $ 103,282,484  $279,653,618
                                         ==============  =============  ===========  =============  ============

                                              2008            2007          2008          2008          2007
                                         --------------  -------------  -----------  -------------  ------------
Units, beginning of period                   33,634,489     24,353,986           --      5,632,699     5,989,474
Units issued                                104,361,951     55,780,577    2,229,538      2,393,190     2,588,471
Units redeemed                               30,899,620     46,500,074       38,258      3,506,043     2,945,246
                                         --------------  -------------  -----------  -------------  ------------
Units, end of period                        107,096,820     33,634,489    2,191,280      4,519,846     5,632,699
                                         ==============  =============  ===========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Optimized All
                                                Cap Series II         Optimized Value Series II     Pacific Rim Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008           2007         2008           2007          2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $    538,531  $  1,188,366  $    351,919  $    285,509  $     433,583  $    896,325
Expenses:
   Mortality and expense risk and
      administrative charges               (1,359,407)   (1,432,374)     (262,817)     (317,438)      (453,187)     (742,993)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (820,876)     (244,008)       89,102       (31,929)       (19,604)      153,332
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --    12,431,349            --     1,179,565        795,947    12,192,862
   Net realized gain (loss)                (9,286,750)      304,502    (1,615,709)     (179,836)    (6,863,162)    7,144,072
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (9,286,750)   12,735,851    (1,615,709)      999,729     (6,067,215)   19,336,934
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (36,664,216)  (17,110,335)   (7,023,729)   (3,738,411)    (8,925,616)  (15,706,396)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (46,771,842)   (4,618,492)   (8,550,336)   (2,770,611)   (15,012,435)    3,783,870
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          651,755       550,717       119,760       122,302        409,106       244,003
   Transfers between sub-accounts and
      the company                          (7,536,657)  138,472,582    (2,015,968)   25,361,755     (6,396,722)   (6,042,518)
   Withdrawals                             (8,918,010)  (17,302,097)   (1,874,603)   (4,342,514)    (4,667,985)   (9,853,721)
   Annual contract fee                       (451,856)     (353,309)      (84,272)      (67,704)       (77,884)     (107,156)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (16,254,768)  121,367,893    (3,855,083)   21,073,839    (10,733,485)  (15,759,392)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (63,026,610)  116,749,401   (12,405,419)   18,303,228    (25,745,920)  (11,975,522)
Contract owners' equity at beginning
   of period                              120,043,351     3,293,950    23,442,366     5,139,138     43,926,232    55,901,754
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 57,016,741  $120,043,351  $ 11,036,947  $ 23,442,366  $  18,180,312  $ 43,926,232
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  5,614,030       157,118     1,358,278       277,591      2,850,036     3,952,042
Units issued                                  405,956     7,357,908        66,171     1,546,360        449,046       724,565
Units redeemed                              1,248,994     1,900,996       317,282       465,673      1,277,968     1,826,571
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        4,770,992     5,614,030     1,107,167     1,358,278      2,021,114     2,850,036
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Pacific Rim Series II   PIM Classic Value Series II  PIMCO VIT All Asset Series II
                                         --------------------------  --------------------------  -----------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $    294,067  $    611,897  $    230,577  $    325,916  $   1,400,989  $  2,082,438
Expenses:
   Mortality and expense risk and
      administrative charges                 (419,391)     (671,401)     (231,884)     (425,338)      (412,119)     (499,408)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (125,324)      (59,504)       (1,307)      (99,422)       988,870     1,583,030
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                 734,533    10,513,543       238,983     2,614,838         68,363            --
   Net realized gain (loss)                (9,059,248)    2,672,521    (7,770,212)    1,459,806     (1,470,470)       19,885
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (8,324,715)   13,186,064    (7,531,229)    4,074,644     (1,402,107)       19,885
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (3,966,829)  (10,507,804)   (1,437,862)   (7,219,595)    (4,773,598)      255,180
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (12,416,868)    2,618,756    (8,970,398)   (3,244,373)    (5,186,835)    1,858,095
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        1,337,254     2,655,871       766,577     1,682,561         77,274       217,632
   Transfers between sub-accounts and
      the company                         (10,458,588)      230,133      (995,049)   (8,818,530)     1,070,045    (9,789,441)
   Withdrawals                             (3,696,646)   (5,352,696)   (1,942,031)   (3,137,811)    (3,600,384)   (4,568,246)
   Annual contract fee                        (85,128)     (123,256)      (42,064)      (56,939)       (71,473)      (76,170)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (12,903,108)   (2,589,948)   (2,212,567)  (10,330,719)    (2,524,538)  (14,216,225)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (25,319,976)       28,808   (11,182,965)  (13,575,092)    (7,711,373)  (12,358,130)
Contract owners' equity at beginning
   of period                               39,752,807    39,723,999    20,613,743    34,188,835     27,808,742    40,166,872
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 14,432,831  $ 39,752,807  $  9,430,778  $ 20,613,743  $  20,097,369  $ 27,808,742
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  1,748,484     1,839,479     1,439,118     2,036,668      1,761,138     2,705,463
Units issued                                  504,336       888,191     1,118,127       682,343        646,784       319,786
Units redeemed                              1,156,563       979,186     1,319,568     1,279,893        866,171     1,264,111
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        1,096,257     1,748,484     1,237,677     1,439,118      1,541,751     1,761,138
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               Quantitative Mid            Quantitative Mid         Real Estate Securities
                                                 Cap Series I               Cap Series II                 Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $      2,325  $     32,147  $        785  $     73,474  $   2,535,256  $   3,992,843
Expenses:
   Mortality and expense risk and
      administrative charges                  (26,975)     (123,118)     (100,529)     (347,407)    (1,226,449)    (2,323,025)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net investment income (loss)                  (24,650)      (90,971)      (99,744)     (273,933)     1,308,807      1,669,818
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions                   5,606     1,402,881        20,884     3,469,350      1,232,256     74,905,383
   Net realized gain (loss)                (1,944,689)     (993,163)   (6,131,490)   (1,116,112)   (39,068,560)    (6,646,643)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses)                    (1,939,083)      409,718    (6,110,606)    2,353,238    (37,836,304)    68,258,740
                                         ------------  ------------  ------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                        1,707,888      (460,833)    5,290,840    (4,019,442)     2,114,300    (93,597,637)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations            (255,845)     (142,086)     (919,510)   (1,940,137)   (34,413,197)   (23,669,079)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                           12,365        61,180        56,639       188,319        352,874        724,486
   Transfers between sub-accounts and
      the company                          (5,916,380)   (2,009,248)  (21,441,360)   19,019,961     (8,234,288)   (34,570,254)
   Withdrawals                               (340,568)   (1,254,611)     (964,283)   (3,586,308)   (14,207,800)   (24,391,474)
   Annual contract fee                         (4,329)      (17,776)      (30,593)      (80,003)      (182,058)      (283,891)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (6,248,912)   (3,220,455)  (22,379,597)   15,541,969    (22,271,272)   (58,521,133)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                          (6,504,757)   (3,362,541)  (23,299,107)   13,601,832    (56,684,469)   (82,190,212)
Contract owners' equity at beginning
   of period                                6,504,757     9,867,298    23,299,107     9,697,275    103,497,312    185,687,524
                                         ------------  ------------  ------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $         --  $  6,504,757  $         --  $ 23,299,107  $  46,812,843  $ 103,497,312
                                         ============  ============  ============  ============  =============  =============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                    479,164       699,910     1,360,671       548,247      3,404,402     5,075,483
Units issued                                   21,651        45,682         9,496     1,295,563        453,880       520,754
Units redeemed                                500,815       266,428     1,370,167       483,139      1,274,330     2,191,835
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                               --       479,164            --     1,360,671      2,583,952     3,404,402
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 Real Estate                                         Science & Technology
                                            Securities Series II     Real Return Bond Series II            Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $  2,508,008  $  3,099,884  $    554,730  $  5,803,633  $          --  $         --
Expenses:
   Mortality and expense risk and
      administrative charges               (1,391,452)   (2,308,552)   (1,598,704)   (1,463,865)    (1,909,965)   (2,904,224)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                1,116,556       791,332    (1,043,974)    4,339,768     (1,909,965)   (2,904,224)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               1,280,156    68,039,958     2,491,658            --             --            --
   Net realized gain (loss)               (40,964,824)   (8,600,451)   (2,620,098)   (1,162,469)     8,921,654    14,940,136
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                   (39,684,668)   59,439,507      (128,440)   (1,162,469)     8,921,654    14,940,136
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                          439,697   (85,046,365)  (13,383,488)    4,752,155    (78,621,890)   19,675,520
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (38,128,415)  (24,815,526)  (14,555,902)    7,929,454    (71,610,201)   31,711,432
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        2,874,809     7,927,639       460,003     1,004,532      1,121,569     1,669,032
   Transfers between sub-accounts and
      the company                          (7,307,048)   (6,307,675)   18,709,294      (817,446)   (15,505,791)  (28,405,945)
   Withdrawals                            (10,476,377)  (23,008,446)  (15,815,247)  (16,381,941)   (19,501,803)  (29,344,895)
   Annual contract fee                       (305,046)     (433,734)     (244,389)     (191,805)      (400,174)     (544,811)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (15,213,662)  (21,822,216)    3,109,661   (16,386,660)   (34,286,199)  (56,626,619)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (53,342,077)  (46,637,742)  (11,446,241)   (8,457,206)  (105,896,400)  (24,915,187)
Contract owners' equity at beginning of
   period                                 106,982,665   153,620,407    89,175,625    97,632,831    183,286,811   208,201,998
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 53,640,588  $106,982,665  $ 77,729,384  $ 89,175,625  $  77,390,411  $183,286,811
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  4,179,110     4,890,295     5,983,075     7,163,412     14,544,121    19,134,560
Units issued                                  991,243     1,703,815     4,510,146     1,339,521        992,686     1,588,749
Units redeemed                              1,601,127     2,415,000     4,503,188     2,519,858      4,232,336     6,179,188
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        3,569,226     4,179,110     5,990,033     5,983,075     11,304,471    14,544,121
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Science & Technology           Scudder Equity             Scudder Fixed
                                                  Series II                Index 500 -- B               Income -- B
                                         --------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  ------------
Income:
   Dividend distributions                $         --  $         --  $    463,509  $   393,818  $  2,850,334  $  2,310,113
Expenses:
   Mortality and expense risk and
      administrative charges                 (694,348)     (919,333)     (351,272)    (527,116)     (651,857)     (877,957)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net investment income (loss)                 (694,348)     (919,333)      112,237     (133,298)    2,198,477     1,432,156
                                         ------------  ------------  ------------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --            --            --           --            --            --
   Net realized gain (loss)                 1,180,876     4,772,783       (67,341)   1,936,097    (1,973,563)     (457,962)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Realized gains (losses)                     1,180,876     4,772,783       (67,341)   1,936,097    (1,973,563)     (457,962)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (25,428,660)    4,202,264   (10,167,926)    (559,952)   (9,002,696)      132,070
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (24,942,132)    8,055,714   (10,123,030)   1,242,847    (8,777,782)    1,106,264
                                         ------------  ------------  ------------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        1,798,519     2,869,797       532,321      490,694       202,199       564,042
   Transfers between sub-accounts and
      the company                          (7,214,558)    7,676,341      (348,153)  (2,660,147)   (6,279,616)   (1,960,984)
   Withdrawals                             (5,613,957)  (10,047,848)   (2,639,762)  (7,298,335)   (4,854,554)  (10,959,690)
   Annual contract fee                       (165,671)     (201,605)     (120,247)    (155,522)     (198,751)     (226,011)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,195,667)      296,685    (2,575,841)  (9,623,310)  (11,130,722)  (12,582,643)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (36,137,799)    8,352,399   (12,698,871)  (8,380,463)  (19,908,504)  (11,476,379)
Contract owners' equity at beginning
   of period                               63,302,574    54,950,175    28,468,212   36,848,675    48,822,843    60,299,222
                                         ------------  ------------  ------------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 27,164,775  $ 63,302,574  $ 15,769,341  $28,468,212  $ 28,914,339  $ 48,822,843
                                         ============  ============  ============  ===========  ============  ============

                                             2008          2007          2008         2007          2008          2007
                                         ------------  ------------  ------------  -----------  ------------  ------------
Units, beginning of period                  4,022,564     4,062,323     1,252,764    1,674,427     3,489,402     4,404,715
Units issued                                  814,951     1,866,971       131,262      119,408        88,651       214,988
Units redeemed                              1,688,996     1,906,730       258,508      541,071       964,002     1,130,301
                                         ------------  ------------  ------------  -----------  ------------  ------------
Units, end of period                        3,148,519     4,022,564     1,125,518    1,252,764     2,614,051     3,489,402
                                         ============  ============  ============  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          Small Cap
                                          Small Cap Index Series I    Small Cap Index Series II    Opportunities Series I
                                         --------------------------  --------------------------  --------------------------
                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $    278,003  $    582,055  $    755,516  $  1,008,918  $    958,268  $  1,407,198
Expenses:
   Mortality and expense risk and
      administrative charges                 (345,220)     (549,769)   (1,176,539)   (1,413,034)     (629,464)   (1,127,702)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  (67,217)       32,286      (421,023)     (404,116)      328,804       279,496
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                 235,984     4,498,423       781,733     9,544,162     1,337,802     4,278,210
   Net realized gain (loss)                (1,048,953)    2,842,184    (5,058,808)    2,399,866    (2,511,354)    5,575,814
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                      (812,969)    7,340,607    (4,277,075)   11,944,028    (1,173,552)    9,854,024
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (8,223,148)   (8,371,148)  (24,960,572)  (18,778,963)  (20,788,720)  (15,722,756)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (9,103,334)     (998,255)  (29,658,670)   (7,239,051)  (21,633,468)   (5,589,236)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                           89,029       189,988       735,589       881,300       155,203       315,579
   Transfers between sub-accounts and
      the company                          (1,889,544)   (4,802,593)   (7,336,475)   73,046,413    (4,688,452)  (12,330,717)
   Withdrawals                             (3,231,999)   (5,246,611)   (7,133,652)  (15,025,848)   (6,064,067)  (11,785,351)
   Annual contract fee                        (61,942)      (82,179)     (359,430)     (327,255)     (110,647)     (160,549)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (5,094,456)   (9,941,395)  (14,093,968)   58,574,610   (10,707,963)  (23,961,038)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (14,197,790)  (10,939,650)  (43,752,638)   51,335,559   (32,341,431)  (29,550,274)
Contract owners' equity at beginning
   of period                               29,607,850    40,547,500    95,873,608    44,538,049    58,486,467    88,036,741
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 15,410,060  $ 29,607,850  $ 52,120,970  $ 95,873,608  $ 26,145,036  $ 58,486,467
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  1,722,251     2,273,619     5,337,612     2,384,686     2,601,624     3,561,237
Units issued                                  190,719       126,030       340,693     4,474,349       162,874       164,272
Units redeemed                                538,379       677,398     1,222,817     1,521,423       723,368     1,123,885
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        1,374,591     1,722,251     4,455,488     5,337,612     2,041,130     2,601,624
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Small Cap                                           Small Company
                                           Opportunities Series II     Small Cap Value Focus         Value Series I
                                         --------------------------  ------------------------  --------------------------
                                             2008          2007          2008         2007         2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions received       $    711,642  $    889,918  $    38,958  $    15,574  $    819,998  $    289,878
Expenses:
   Mortality and expense risk and
      administrative charges                 (547,798)     (948,663)    (119,464)    (202,049)   (1,816,937)   (2,874,171)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net investment income (loss)                  163,844       (58,745)     (80,506)    (186,475)     (996,939)   (2,584,293)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,076,903     3,379,998      213,212    1,967,696     2,242,588    28,431,903
   Net realized gain (loss)                (1,514,816)    3,908,704   (1,238,375)     132,049    (3,454,536)   18,898,458
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses)                      (437,913)    7,288,702   (1,025,163)   2,099,745    (1,211,948)   47,330,361
                                         ------------  ------------  -----------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (17,585,517)  (11,981,163)  (2,597,841)  (2,082,169)  (32,884,634)  (47,276,330)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (17,859,586)   (4,751,206)  (3,703,510)    (168,899)  (35,093,521)   (2,530,262)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          704,836     1,657,413        1,580        3,575       540,904       901,028
   Transfers between sub-accounts and
      the company                          (3,736,405)   (5,766,555)  (1,629,694)  (1,638,751)  (16,657,795)  (31,027,262)
   Withdrawals                             (3,927,938)  (10,544,296)  (1,084,788)  (1,871,168)  (19,945,072)  (30,612,279)
   Annual contract fee                       (133,560)     (195,703)     (25,480)     (34,390)     (298,887)     (379,021)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (7,093,067)  (14,849,141)  (2,738,382)  (3,540,734)  (36,360,850)  (61,117,534)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (24,952,653)  (19,600,347)  (6,441,892)  (3,709,633)  (71,454,371)  (63,647,796)
Contract owners' equity at beginning
   of period                               47,273,342    66,873,689   11,280,274   14,989,907   150,842,006   214,489,802
                                         ------------  ------------  -----------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 22,320,689  $ 47,273,342  $ 4,838,382  $11,280,274  $ 79,387,635  $150,842,006
                                         ============  ============  ===========  ===========  ============  ============

                                             2008          2007         2008         2007          2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, beginning of period                  2,158,038     2,748,812      298,503      361,524     6,598,777     9,132,897
Units issued                                  161,936       236,177        9,389        6,265       553,314       203,644
Units redeemed                                515,147       826,951       83,270       69,286     2,316,614     2,737,764
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, end of period                        1,804,827     2,158,038      224,622      298,503     4,835,477     6,598,777
                                         ============  ============  ===========  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Small Company
                                               Value Series II         Strategic Bond Series I    Strategic Bond Series II
                                         --------------------------  --------------------------  --------------------------
                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $    484,227  $         --  $  5,852,108  $ 11,694,963  $  4,490,225  $  8,136,499
Expenses:
   Mortality and expense risk and
      administrative charges               (1,668,553)   (2,488,167)   (1,372,617)   (1,896,059)   (1,130,198)   (1,517,547)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)               (1,184,326)   (2,488,167)    4,479,491     9,798,904     3,360,027     6,618,952
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,897,220    23,085,510            --            --            --            --
   Net realized gain (loss)                (6,988,725)   12,072,739    (5,377,210)    2,100,498    (5,625,383)      307,318
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (5,091,505)   35,158,249    (5,377,210)    2,100,498    (5,625,383)      307,318
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (25,814,555)  (35,483,958)  (16,069,180)  (13,838,800)  (10,622,877)   (8,647,220)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (32,090,386)   (2,813,876)  (16,966,899)   (1,939,398)  (12,888,233)   (1,720,950)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        2,424,057     6,184,923       200,805       368,223     1,871,150     5,285,360
   Transfers between sub-accounts and
      the company                         (11,351,698)  (22,929,182)  (12,634,797)    6,120,260   (12,523,316)   (2,388,260)
   Withdrawals                            (13,130,583)  (26,422,723)  (19,897,774)  (23,506,460)  (10,384,012)  (12,521,701)
   Annual contract fee                       (375,973)     (496,073)     (109,607)     (145,349)     (229,859)     (266,646)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (22,434,197)  (43,663,055)  (32,441,373)  (17,163,326)  (21,266,037)   (9,891,247)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (54,524,583)  (46,476,931)  (49,408,272)  (19,102,724)  (34,154,270)  (11,612,197)
Contract owners' equity at beginning of
   period                                 125,797,753   172,274,684   115,930,647   135,033,371    85,480,105    97,092,302
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 71,273,170  $125,797,753  $ 66,522,375  $115,930,647  $ 51,325,835  $ 85,480,105
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  6,480,945     8,526,743     5,698,598     6,540,056     5,438,541     6,041,040
Units issued                                1,022,552       629,925       274,530       821,030       474,734       974,241
Units redeemed                              2,337,085     2,675,723     2,016,287     1,662,488     1,930,464     1,576,740
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        5,166,412     6,480,945     3,956,841     5,698,598     3,982,811     5,438,541
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               T Rowe Price
                                            Mid Value Series II       Total Return Series I      Total Return Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $    99,030  $   285,786  $ 12,093,046  $ 19,743,403  $ 11,005,087  $ 14,728,659
Expenses:
   Mortality and expense risk and
      administrative charges                (166,493)    (262,171)   (3,912,085)   (4,064,738)   (3,751,589)   (3,347,073)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (67,463)      23,615     8,180,961    15,678,665     7,253,498    11,381,586
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       247,972    3,395,980     2,826,370            --     2,453,389            --
   Net realized gain (loss)               (2,396,164)     307,284    (2,146,233)   (1,296,817)     (987,730)   (1,332,795)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                   (2,148,192)   3,703,264       680,137    (1,296,817)    1,465,659    (1,332,795)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (2,203,338)  (3,958,027)   (6,297,224)    2,769,307    (7,050,715)    2,738,206
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (4,418,993)    (231,148)    2,563,874    17,151,155     1,668,442    12,786,997
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                         177,455      320,987       973,709     1,044,627    13,075,925    11,284,526
   Transfers between sub-accounts and
      the company                         (1,354,347)   1,744,761    30,349,955    (3,675,029)   46,773,698    (1,074,557)
   Withdrawals                            (1,567,614)  (2,763,461)  (50,763,204)  (45,704,062)  (32,179,500)  (33,330,257)
   Annual contract fee                       (27,280)     (39,016)     (563,609)     (488,211)     (663,721)     (544,957)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (2,771,786)    (736,729)  (20,003,149)  (48,822,675)   27,006,402   (23,665,245)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (7,190,779)    (967,877)  (17,439,275)  (31,671,520)   28,674,844   (10,878,248)
Contract owners' equity at beginning of
   period                                 14,516,220   15,484,097   254,966,759   286,638,279   204,912,106   215,790,354
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 7,325,441  $14,516,220  $237,527,484  $254,966,759  $233,586,950  $204,912,106
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007          2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                   889,968      937,625    14,285,278    17,147,454    13,299,866    14,889,527
Units issued                                 242,318      438,720     3,557,856     1,471,745     7,508,339     2,159,802
Units redeemed                               432,133      486,377     4,680,659     4,333,921     5,728,642     3,749,463
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         700,153      889,968    13,162,475    14,285,278    15,079,563    13,299,866
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             Total Stock Market         Total Stock Market
                                              Index Series I             Index Series II             U.S. Core Series I
                                         -------------------------  -------------------------  ----------------------------
                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  -----------  -------------  -------------
Income:
   Dividend distributions received       $    266,790  $   618,379  $    689,108  $   941,951  $   5,385,685  $  14,059,110
Expenses:
   Mortality and expense risk and
      administrative charges                 (279,810)    (437,692)     (834,847)  (1,008,169)    (5,401,452)    (9,510,009)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net investment income (loss)                  (13,020)     180,687      (145,739)     (66,218)       (15,767)     4,549,101
                                         ------------  -----------  ------------  -----------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received         35,152    1,014,193       101,346    2,378,784      4,416,784     54,543,863
   Net realized gain (loss)                   745,590    2,970,974    (1,491,200)   1,759,759   (241,357,387)   (62,920,640)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Realized gains (losses)                       780,742    3,985,167    (1,389,854)   4,138,543   (236,940,603)    (8,376,777)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                       (8,805,726)  (3,041,100)  (22,497,509)  (4,235,649)    72,488,039      6,124,930
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations          (8,038,004)   1,124,754   (24,033,102)    (163,324)  (164,468,331)     2,297,254
                                         ------------  -----------  ------------  -----------  -------------  -------------
Changes from principal transactions:
   Purchase payments                           53,841      154,688       457,608      820,343      1,132,012      2,313,430
   Transfers between sub-accounts and
      the company                          (2,440,385)  (3,150,813)   (6,079,674)  51,093,906   (320,467,985)   (63,868,823)
   Withdrawals                             (2,979,062)  (3,531,922)   (5,796,889)  (9,884,844)   (66,692,575)  (116,929,575)
   Annual contract fee                        (38,643)     (53,005)     (266,347)    (246,818)      (555,240)      (831,405)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (5,404,249)  (6,581,052)  (11,685,302)  41,782,587   (386,583,788)  (179,316,373)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (13,442,253)  (5,456,298)  (35,718,404)  41,619,263   (551,052,119)  (177,019,119)
Contract owners' equity at beginning of
   period                                  24,997,000   30,453,298    71,822,066   30,202,803    551,052,119    728,071,238
                                         ------------  -----------  ------------  -----------  -------------  -------------
Contract owners' equity at end of
   period                                $ 11,554,747  $24,997,000  $ 36,103,662  $71,822,066  $          --  $ 551,052,119
                                         ============  ===========  ============  ===========  =============  =============

                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  -----------  -------------  -------------
Units, beginning of period                  1,875,342    2,366,410     4,118,314    1,795,635     22,294,779     29,245,565
Units issued                                  104,966      185,259       156,482    3,446,980        207,658        260,785
Units redeemed                                574,896      676,327       927,140    1,124,301     22,502,437      7,211,571
                                         ------------  -----------  ------------  -----------  -------------  -------------
Units, end of period                        1,405,412    1,875,342     3,347,656    4,118,314             --     22,294,779
                                         ============  ===========  ============  ===========  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        U.S. Global Leaders        U.S. Global Leaders
                                             U.S. Core Series II          Growth Series I           Growth Series II
                                         --------------------------  -------------------------  -------------------------
                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  -----------
Income:
   Dividend distributions received       $    489,224  $  1,284,606  $     88,665  $   347,431  $     63,229  $   198,280
Expenses:
   Mortality and expense risk and
      administrative charges                 (662,097)   (1,129,876)     (110,541)    (431,577)      (92,526)    (373,055)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net investment income (loss)                 (172,873)      154,730       (21,876)     (84,146)      (29,297)    (174,775)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received        493,638     5,989,776     3,192,802           --     2,512,683           --
   Net realized gain (loss)               (23,962,916)    2,416,010    (1,359,281)     775,242      (945,353)     678,625
                                         ------------  ------------  ------------  -----------  ------------  -----------
Realized gains (losses)                   (23,469,278)    8,405,786     1,833,521      775,242     1,567,330      678,625
                                         ------------  ------------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                        5,158,494    (8,656,596)   (1,890,716)    (112,208)   (1,629,033)     (72,733)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (18,483,657)      (96,080)      (79,071)     578,888       (91,000)     431,117
                                         ------------  ------------  ------------  -----------  ------------  -----------
Changes from principal transactions:
   Purchase payments                          310,459       659,979        25,507      158,818        76,841      376,161
   Transfers between sub-accounts and
      the company                         (37,811,252)   (7,390,957)  (23,999,218)  (2,301,550)  (19,089,146)  (2,672,345)
   Withdrawals                             (4,593,781)  (10,329,977)   (1,161,165)  (4,744,538)     (793,962)  (3,839,261)
   Annual contract fee                       (147,988)     (229,449)      (23,108)     (75,410)      (18,271)     (78,108)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (42,242,562)  (17,290,404)  (25,157,984)  (6,962,680)  (19,824,538)  (6,213,553)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                         (60,726,219)  (17,386,484)  (25,237,055)  (6,383,792)  (19,915,538)  (5,782,436)
Contract owners' equity at beginning of
   period                                  60,726,219    78,112,703    25,237,055   31,620,847    19,915,538   25,697,974
                                         ------------  ------------  ------------  -----------  ------------  -----------
Contract owners' equity at end of
   period                                $         --  $ 60,726,219  $         --  $25,237,055  $         --  $19,915,538
                                         ============  ============  ============  ===========  ============  ===========

                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  -----------
Units, beginning of period                  4,303,291     5,504,158     1,900,451    2,430,020     1,509,637    1,984,361
Units issued                                   63,067       147,049        35,211      117,634         9,289       78,057
Units redeemed                              4,366,358     1,347,916     1,935,662      647,203     1,518,926      552,781
                                         ------------  ------------  ------------  -----------  ------------  -----------
Units, end of period                               --     4,303,291            --    1,900,451            --    1,509,637
                                         ============  ============  ============  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               U.S. Government             U.S. Government           U.S. High Yield
                                             Securities Series I        Securities Series II            Series II
                                         --------------------------  --------------------------  ----------------------
                                             2008          2007          2008          2007         2008        2007
                                         ------------  ------------  ------------  ------------  ----------  ----------
Income:
   Dividend distributions received       $  4,179,044  $ 10,570,930  $  2,912,003  $  5,668,492  $  118,054  $  237,233
Expenses:
   Mortality and expense risk and
      administrative charges               (1,697,467)   (1,946,924)   (1,192,082)   (1,164,159)    (28,939)    (38,122)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net investment income (loss)                2,481,577     8,624,006     1,719,921     4,504,333      89,115     199,111
                                         ------------  ------------  ------------  ------------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --            --          --          --
   Net realized gain (loss)                (5,079,312)   (2,191,076)   (3,174,308)   (1,024,622)   (161,357)     15,157
                                         ------------  ------------  ------------  ------------  ----------  ----------
Realized gains (losses)                    (5,079,312)   (2,191,076)   (3,174,308)   (1,024,622)   (161,357)     15,157
                                         ------------  ------------  ------------  ------------  ----------  ----------
Unrealized appreciation (depreciation)
   during the period                       (1,017,887)   (4,359,727)     (944,712)   (2,533,123)   (312,935)   (183,812)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net increase (decrease) in contract
   owners' equity from operations          (3,615,622)    2,073,203    (2,399,099)      946,588    (385,177)     30,456
                                         ------------  ------------  ------------  ------------  ----------  ----------
Changes from principal transactions:
   Purchase payments                          418,220       965,956     4,880,999     2,917,349      16,442      51,359
   Transfers between sub-accounts and
      the company                           8,214,434     4,433,640    20,479,755     4,978,617     711,788     123,537
   Withdrawals                            (20,429,361)  (23,312,674)  (11,948,389)  (12,960,529)   (407,730)   (617,194)
   Annual contract fee                       (187,741)     (179,845)     (180,821)     (165,632)     (4,104)     (4,068)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,984,448)  (18,092,923)   13,231,544    (5,230,195)    316,396    (446,366)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Total increase (decrease) in contract
   owners' equity                         (15,600,070)  (16,019,720)   10,832,445    (4,283,607)    (68,781)   (415,910)
Contract owners' equity at beginning of
   period                                 120,827,665   136,847,385    70,264,181    74,547,788   2,123,558   2,539,468
                                         ------------  ------------  ------------  ------------  ----------  ----------
Contract owners' equity at end of
   period                                $105,227,595  $120,827,665  $ 81,096,626  $ 70,264,181  $2,054,777  $2,123,558
                                         ============  ============  ============  ============  ==========  ==========

                                             2008          2007          2008          2007         2008        2007
                                         ------------  ------------  ------------  ------------  ----------  ----------
Units, beginning of period                  6,153,456     7,000,426     5,107,643     5,486,202     151,673     183,393
Units issued                                2,307,132     1,128,168     5,007,103     1,679,580     198,709     276,873
Units redeemed                              2,921,319     1,975,138     4,016,353     2,058,139     161,670     308,593
                                         ------------  ------------  ------------  ------------  ----------  ----------
Units, end of period                        5,539,269     6,153,456     6,098,393     5,107,643     188,712     151,673
                                         ============  ============  ============  ============  ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               U.S. Large Cap               U.S. Large Cap
                                               Value Series I               Value Series II          UBS Large Cap Series I
                                         ---------------------------  --------------------------  ---------------------------
                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $   3,164,296  $  2,631,686  $  1,224,628  $    686,284  $   2,384,036  $  1,432,907
Expenses:
   Mortality and expense risk and
      administrative charges                (2,204,275)   (3,721,139)     (955,329)   (1,523,914)    (2,638,120)   (2,700,096)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                   960,021    (1,089,453)      269,299      (837,630)      (254,084)   (1,267,189)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received              --            --            --            --             --    11,379,074
   Net realized gain (loss)                  4,074,197    26,371,067     1,476,135    10,820,446    (13,854,748)      639,965
                                         -------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                      4,074,197    26,371,067     1,476,135    10,820,446    (13,854,748)   12,019,039
                                         -------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (74,929,813)  (26,522,699)  (30,150,756)  (10,557,642)   (72,608,701)  (25,463,388)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (69,895,595)   (1,241,085)  (28,405,322)     (574,826)   (86,717,533)  (14,711,538)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                           510,195     1,061,619     1,501,545     3,984,790        820,594       823,642
   Transfers between sub-accounts and
      the company                          (15,557,150)  (30,706,144)   (4,434,714)  (13,023,686)   (13,345,993)  289,332,903
   Withdrawals                             (25,126,076)  (40,530,653)   (5,806,869)  (12,567,113)   (27,519,689)  (30,385,255)
   Annual contract fee                        (380,062)     (509,892)     (229,243)     (301,476)      (284,089)     (234,009)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (40,553,093)  (70,685,070)   (8,969,281)  (21,907,485)   (40,329,177)  259,537,281
                                         -------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (110,448,688)  (71,926,155)  (37,374,603)  (22,482,311)  (127,046,710)  244,825,743
Contract owners' equity at beginning of
   period                                  203,732,919   275,659,074    78,591,932   101,074,243    244,825,743            --
                                         -------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $  93,284,231  $203,732,919  $ 41,217,329  $ 78,591,932  $ 117,779,033  $244,825,743
                                         =============  ============  ============  ============  =============  ============

                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  13,857,607    18,402,991     5,042,326     6,320,408     15,761,365            --
Units issued                                   451,782       391,484       523,692       475,365        247,177    18,565,917
Units redeemed                               3,763,133     4,936,868     1,140,923     1,753,447      3,291,220     2,804,552
                                         -------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        10,546,256    13,857,607     4,425,095     5,042,326     12,717,322    15,761,365
                                         =============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          UBS Large Cap Series II      Utilities Series I          Utilities Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $   144,401  $    84,192  $    983,574  $  1,120,666  $  1,030,704  $  1,032,155
Expenses:
   Mortality and expense risk and
      administrative charges                (215,159)    (228,671)     (623,317)     (891,674)     (771,678)   (1,031,892)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (70,758)    (144,479)      360,257       228,992       259,026           263
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received            --      914,063     1,657,061    13,372,632     1,975,021    14,884,648
   Net realized gain (loss)               (1,703,120)    (982,335)   (3,569,502)    6,851,104    (3,908,320)    5,769,745
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                   (1,703,120)     (68,272)   (1,912,441)   20,223,736    (1,933,299)   20,654,393
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (4,529,574)  (1,990,142)  (16,819,060)   (7,484,610)  (19,609,487)   (7,147,678)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (6,303,452)  (2,202,893)  (18,371,244)   12,968,118   (21,283,760)   13,506,978
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          98,067      185,628       206,041       438,643       765,892     1,034,798
   Transfers between sub-accounts and
      the company                         (1,524,881)  20,473,423   (10,663,123)    1,735,105   (11,591,444)    2,724,184
   Withdrawals                            (1,850,950)  (1,968,148)   (6,969,825)  (11,756,613)   (7,496,106)  (10,193,756)
   Annual contract fee                       (52,326)     (54,396)     (110,159)     (129,852)     (152,604)     (197,361)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (3,330,090)  18,636,507   (17,537,066)   (9,712,717)  (18,474,262)   (6,632,135)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (9,633,542)  16,433,614   (35,908,310)    3,255,401   (39,758,022)    6,874,843
Contract owners' equity at beginning of
   period                                 18,166,603    1,732,989    58,246,956    54,991,555    65,472,203    58,597,360
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 8,533,061  $18,166,603  $ 22,338,646  $ 58,246,956  $ 25,714,181  $ 65,472,203
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                 1,178,361      111,882     2,640,125     3,126,751     1,983,965     2,218,803
Units issued                                 152,346    1,413,129       436,923     1,153,284       615,003       711,474
Units redeemed                               398,627      346,650     1,402,150     1,639,910     1,309,341       946,312
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         932,080    1,178,361     1,674,898     2,640,125     1,289,627     1,983,965
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Wellington
                                                                                                  Small Cap
                                                                                                   Growth
                                               Value Series I              Value Series II        Series I
                                         --------------------------  --------------------------  ----------
                                             2008          2007          2008          2007         2008
                                         ------------  ------------  ------------  ------------  ----------
Income:
   Dividend distributions received       $  1,110,707  $  2,339,011  $    291,631  $    547,266   $     --
Expenses:
   Mortality and expense risk and
      administrative charges               (1,662,275)   (2,621,572)     (589,148)     (877,258)       (71)
                                         ------------  ------------  ------------  ------------   --------
Net investment income (loss)                 (551,568)     (282,561)     (297,517)     (329,992)       (71)
                                         ------------  ------------  ------------  ------------   --------
Realized gains (losses) on investments:
   Capital gain distributions received      3,550,157    49,273,071     1,159,765    15,635,690         --
   Net realized gain (loss)                (9,818,603)   15,887,099    (7,562,828)    2,955,928        (18)
                                         ------------  ------------  ------------  ------------   --------
Realized gains (losses)                    (6,268,446)   65,160,170    (6,403,063)   18,591,618        (18)
                                         ------------  ------------  ------------  ------------   --------
Unrealized appreciation (depreciation)
   during the period                      (47,343,622)  (52,902,867)  (11,783,977)  (15,022,089)    (5,358)
                                         ------------  ------------  ------------  ------------   --------
Net increase (decrease) in contract
   owners' equity from operations         (54,163,636)   11,974,742   (18,484,557)    3,239,537     (5,447)
                                         ------------  ------------  ------------  ------------   --------
Changes from principal transactions:
   Purchase payments                        1,301,842       682,201     1,761,653     4,510,994         --
   Transfers between sub-accounts and
      the company                         (14,264,449)  (10,234,583)   (5,832,708)   (3,835,858)    22,673
   Withdrawals                            (18,998,849)  (28,431,219)   (4,015,260)   (7,341,272)        --
   Annual contract fee                       (263,561)     (299,096)     (113,311)     (145,073)        --
                                         ------------  ------------  ------------  ------------   --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (32,225,017)  (38,282,697)   (8,199,626)   (6,811,209)    22,673
                                         ------------  ------------  ------------  ------------   --------
Total increase (decrease) in contract
   owners' equity                         (86,388,653)  (26,307,955)  (26,684,183)   (3,571,672)    17,226
Contract owners' equity at beginning of
   period                                 154,362,894   180,670,849    50,705,018    54,276,690         --
                                         ------------  ------------  ------------  ------------   --------
Contract owners' equity at end of
   period                                $ 67,974,241  $154,362,894  $ 24,020,835  $ 50,705,018   $ 17,226
                                         ============  ============  ============  ============   ========

                                             2008          2007          2008          2007         2008
                                         ------------  ------------  ------------  ------------  ----------
Units, beginning of period                  5,823,831     7,252,323     2,511,265     2,811,426         --
Units issued                                  513,831       513,191       602,876       998,012      2,080
Units redeemed                              1,809,860     1,941,683     1,054,403     1,298,173         --
                                         ------------  ------------  ------------  ------------   --------
Units, end of period                        4,527,802     5,823,831     2,059,738     2,511,265      2,080
                                         ============  ============  ============  ============   ========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Wellington
                                              Wellington Small         Small Cap         Wellington Small
                                           Cap Growth Series II     Value Series I      Cap Value Series II
                                         -------------------------  --------------  --------------------------
                                             2008          2007          2008           2008          2007
                                         ------------  -----------  --------------  ------------  ------------
Income:
   Dividend distributions received       $         --  $        --      $   85      $    569,551  $    401,799
Expenses:
   Mortality and expense risk and
      administrative charges                 (486,459)    (525,751)        (17)         (880,494)   (1,104,178)
                                         ------------  -----------      ------      ------------  ------------
Net investment income (loss)                 (486,459)    (525,751)         68          (310,943)     (702,379)
                                         ------------  -----------      ------      ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        380,489    7,990,803          --           187,768    13,639,426
   Net realized gain (loss)                (5,540,209)      (5,366)         (5)      (10,908,943)     (549,017)
                                         ------------  -----------      ------      ------------  ------------
Realized gains (losses)                    (5,159,720)   7,985,437          (5)      (10,721,175)   13,090,409
                                         ------------  -----------      ------      ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (9,954,748)  (4,043,961)       (545)       (7,648,306)  (15,714,200)
                                         ------------  -----------      ------      ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (15,600,927)   3,415,725        (482)      (18,680,424)   (3,326,170)
                                         ------------  -----------      ------      ------------  ------------
Changes from principal transactions:
   Purchase payments                        2,485,711    3,071,003          --         1,410,380     3,685,194
   Transfers between sub-accounts and
      the company                           4,168,394    6,828,232       8,522         5,874,535     8,274,135
   Withdrawals                             (3,424,273)  (5,548,495)         --        (8,476,201)  (10,031,604)
   Annual contract fee                        (83,040)     (66,736)         --          (141,261)     (135,708)
                                         ------------  -----------      ------      ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             3,146,792    4,284,004       8,522        (1,332,547)    1,792,017
                                         ------------  -----------      ------      ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (12,454,135)   7,699,729       8,040       (20,012,971)   (1,534,153)
Contract owners' equity at beginning of
   period                                  37,590,676   29,890,947          --        65,291,497    66,825,650
                                         ------------  -----------      ------      ------------  ------------
Contract owners' equity at end of
   period                                $ 25,136,541  $37,590,676      $8,040      $ 45,278,526  $ 65,291,497
                                         ============  ===========      ======      ============  ============

                                             2008         2007           2008           2008          2007
                                         ------------  -----------  --------------  ------------  ------------
Units, beginning of period                  1,950,372    1,718,376          --         4,135,953     4,011,905
Units issued                                1,237,061    1,359,991         998         1,794,031     2,328,719
Units redeemed                                972,274    1,127,995         175         1,966,454     2,204,671
                                         ------------  -----------      ------      ------------  ------------
Units, end of period                        2,215,159    1,950,372         823         3,963,530     4,135,953
                                         ============  ===========      ======      ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Wells Capital Core
                                               Bond Series II
                                         -------------------------
                                             2008          2007
                                         ------------  -----------
Income:
   Dividend distributions received       $   374,313   $   184,072
Expenses:
   Mortality and expense risk and
      administrative charges                 (75,003)      (39,357)
                                         -----------   -----------
Net investment income (loss)                 299,310       144,715
                                         -----------   -----------
Realized gains (losses) on investments:
   Capital gain distributions received            --            --
   Net realized gain (loss)                  (70,896)       25,885
                                         -----------   -----------
Realized gains (losses)                      (70,896)       25,885
                                         -----------   -----------
Unrealized appreciation (depreciation)
   during the period                         (97,766)      (47,426)
                                         -----------   -----------
Net increase (decrease) in contract
   owners' equity from operations            130,648       123,174
                                         -----------   -----------
Changes from principal transactions:
   Purchase payments                          27,627         6,214
   Transfers between sub-accounts and
      the company                          6,250,305     2,617,126
   Withdrawals                            (1,559,979)     (613,090)
   Annual contract fee                       (12,822)       (3,218)
                                         -----------   -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            4,705,131     2,007,032
                                         -----------   -----------
Total increase (decrease) in contract
   owners' equity                          4,835,779     2,130,206
Contract owners' equity at beginning of
   period                                  3,624,178     1,493,972
                                         -----------   -----------
Contract owners' equity at end of
   period                                $ 8,459,957   $ 3,624,178
                                         ===========   ===========

                                             2008         2008
                                         -----------   -----------
Units, beginning of period                   272,577       117,383
Units issued                                 907,337       331,097
Units redeemed                               551,796       175,903
                                        ------------   -----------
Units, end of period                         628,118       272,577
                                        ============   ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Account") is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the "Company"). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 148 sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the "Trust"), and 6 sub-accounts that are invested in portfolios of other Outside Trusts (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products:
Venture, Vantage, Vision, Venture III, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1. ORGANIZATION (CONTINUED)

Sub-accounts closed or opened in 2008 are as follows:

SUB-ACCOUNTS CLOSED                                2008
-------------------                               ------
Dynamic Growth Series I                           Apr 25
Dynamic Growth Series II                          Apr 25
Quantitative Mid Cap Series I                     Apr 25
Quantitative Mid Cap Series II                    Apr 25
U.S. Global Leaders Growth Series I               Apr 25
U.S. Global Leaders Growth Series II              Apr 25
Emerging Growth Series II                         Nov 7
Independence Investment LLC Small Cap Series II   Nov 7
U.S. Core Series I                                Nov 7
U.S. Core Series II                               Nov 7

SUB-ACCOUNTS OPENED                                2008
-------------------                               ------
American Blue Chip Income & Growth Series III     Feb 11
American Global Small Capitalization Series III   Feb 11
American Growth Series III                        Feb 11
American Growth - Income Series III               Feb 11
Mutual Shares Series I                            Feb 11
American Asset Allocation Series III              Feb 13
American Fundamental Holdings Series III          Feb 15
American Bond Series III                          Feb 21
Founding Allocation Series I                      Feb 25
Core Allocation Plus Series I                     Mar 6
LMFC Core Equity Series I                         Mar 24
American International Series III                 Mar 25
American New World Series III                     Mar 25
American Global Growth Series III                 Mar 26
Wellington Small Cap Growth Series I              Apr 15
American Asset High-Income Bond Series III        May 13
Mid Cap Intersection Series I                     May 14
Wellington Small Cap Value Series I               Jun 10
Capital Appreciation Value Series II              Jun 16
Core Allocation Plus Series II                    Jun 16
Disciplined Diversification Series II             Jun 16

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed investment return is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates ranging from .45% to 2.05%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2008.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by the Company, serves as investment adviser for the Trust.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted SFAS 157, "Fair Value Measurements" (SFAS 157), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date. For sub-accounts which invest in shares of other investment trusts, fair value is typically the net asset value ("NAV") of the portfolio of the registered investment trust.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a portfolio of the Trust and the Outside Trust are valued at Level 1.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2008 were as follows:

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
500 Index Fund B Series NAV                         $    3,689,930   $ 14,395,570
500 Index Series I                                       9,200,025     30,130,728
500 Index Series II                                      6,749,010     18,539,942
Active Bond Series I                                     6,351,833     24,582,521
Active Bond Series II                                   22,116,486    178,165,102
All Cap Core Series I                                    3,364,441     23,294,615
All Cap Core Series II                                   1,120,823      4,177,751
All Cap Growth Series I                                  3,515,406     35,674,467
All Cap Growth Series II                                 1,299,057      6,249,135
All Cap Value Series I                                   7,029,625     14,330,540
All Cap Value Series II                                  4,624,760     11,345,601
American Asset Allocation Series II                    606,195,327     44,718,558
American Asset Allocation Series III                    41,114,604        846,422
American Asset High-Income Bond Series II               18,554,665     16,059,790
American Asset High-Income Bond Series III                 122,865          7,531
American Blue Chip Income & Growth Series II            10,929,657     33,746,886
American Blue-Chip Income & Growth Series III           19,021,154        461,349
American Bond Series II                                128,669,798    267,375,358
American Bond Series III                                22,726,560      1,684,773
American Century - Small Company Series II                 758,194      1,566,124
American Fundamental Holdings Series II                701,731,001     13,745,828
American Fundamental Holdings Series III                18,327,998        304,965
American Global Diversification Series II              685,752,537     42,026,846
American Global Growth Series II                        68,569,689     46,373,339
American Global Growth Series III                          339,943          6,489
American Global Small Capitalization Series II          34,249,758     25,185,881
American Global Small Capitalization Series III          6,618,241         25,115
American Growth Series II                              231,791,182    228,921,882
American Growth Series III                              12,175,972         24,268
American Growth-Income Series II                       137,698,793    173,573,110
American Growth-Income Series III                       14,847,500         59,733
American International Series II                       155,756,128    158,650,615
American International Series III                          390,367          4,109
American New World Series II                            48,576,236     53,685,960
American New World Series III                              146,626          2,057
Basic Value Focus                                          644,069      5,216,659
Blue Chip Growth Series I                               42,806,759    106,947,577
Blue Chip Growth Series II                              39,285,133     36,975,409
Bond Index Trust A Series II                             1,153,271        731,542
Capital Appreciation Series I                            6,170,443     39,688,238
Capital Appreciation Series II                           7,725,508     18,258,090
Capital Appreciation Value Series II                   155,775,534      6,060,261
CGTC Overseas Equity Series II                           2,251,763      2,806,510
Core Allocation Plus Series I                            5,194,547        517,823
Core Allocation Plus Series II                          53,243,126      2,195,444
Disciplined Diversification Series II                   97,726,326      8,488,465
Dynamic Growth Series I                                  2,420,697     61,611,702
Dynamic Growth Series II                                   329,499     23,526,178
Emerging Growth Series II                                2,138,924      6,632,932

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
Emerging Small Company Series I                     $    4,509,421   $ 20,682,083
Emerging Small Company Series II                         8,096,311     13,763,874
Equity-Income Series I                                  29,863,209    120,987,706
Equity-Income Series II                                 28,305,667     58,091,110
Financial Services Series I                             10,628,664     11,212,286
Financial Services Series II                            17,689,902     12,637,529
Founding Allocation Series I                            15,406,429        454,278
Founding Allocation Series II                          624,345,133     96,228,458
Fundamental Value Series I                             304,477,799     45,400,730
Fundamental Value Series II                             71,816,394     66,069,703
Global Allocation Series I                               5,393,984     16,933,697
Global Allocation Series II                             18,937,469     31,088,928
Global Bond Series I                                    46,805,600     56,716,094
Global Bond Series II                                   68,307,240    116,229,342
Global Trust Series I                                   13,827,393     37,577,085
Global Trust Series II                                   2,936,526     12,505,649
Health Sciences Series I                                13,919,056     26,634,596
Health Sciences Series II                               21,485,732     29,180,425
High Income Series II                                    2,782,565      1,580,150
High Yield Series I                                     31,673,117     43,974,746
High Yield Series II                                    38,838,910     35,372,840
Income & Value Series I                                 13,843,406     55,554,487
Income & Value Series II                                 5,570,106     18,417,478
Independence Investment LLC Small Cap Series II            471,427      1,116,152
Index Allocation Series II                             169,486,616     47,226,004
International Core Series I                              8,769,084     20,773,660
International Core Series II                             9,438,106     14,972,783
International Equity Index B Series NAV                  8,297,843     32,167,295
International Small Cap Series I                         8,361,624     23,521,839
International Small Cap Series II                       19,292,962     70,261,363
International Value Series I                            23,211,625     53,014,005
International Value Series II                            2,868,068      7,169,701
Investment Quality Bond Series I                        31,209,790     39,537,230
Investment Quality Bond Series II                       29,073,267     58,216,415
John Hancock International Equity Index Series I         3,788,154      9,933,156
John Hancock International Equity Index Series II        6,997,742     12,413,402
John Hancock Strategic Income Series II                  4,674,414      8,264,589
Large Cap Value Series I                                 7,973,615     20,202,175
Large Cap Value Series II                                6,896,873     15,171,376
Lifestyle Aggressive Series I                           35,222,942     51,795,270
Lifestyle Aggressive Series II                          68,767,398     71,166,827
Lifestyle Balanced Series I                            145,820,309    272,477,888
Lifestyle Balanced Series II                         1,684,982,842    577,201,958
Lifestyle Conservative Series I                        119,684,327     89,964,622
Lifestyle Conservative Series II                       954,154,520    186,752,442
Lifestyle Growth Series I                              142,690,201    208,985,704
Lifestyle Growth Series II                           2,197,666,759    643,929,070
Lifestyle Moderate Series I                             76,851,365     98,630,923
Lifestyle Moderate Series II                           685,700,712    183,161,885
LMFC Core Equity Series I                                  160,276            660
LMFC Core Equity Series II                              12,510,122     11,815,177
Marisco International Opportunities Series II           18,358,905     30,818,575

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
Mid Cap Index Series I                              $   16,442,826   $ 19,469,010
Mid Cap Index Series II                                 34,767,414     26,144,160
Mid Cap Intersection Series I                                7,470          1,688
Mid Cap Intersection Series II                           7,769,852      5,494,066
Mid Cap Stock Series I                                  77,710,961     88,970,794
Mid Cap Stock Series II                                 46,005,558     54,042,902
Mid Cap Value Series I                                  15,374,017     39,642,746
Mid Cap Value Series II                                 14,452,782     33,527,370
ML Global Allocation                                        50,380        246,183
Money Market B Series NAV                               34,555,174     39,456,237
Money Market Series I                                  346,991,023    294,410,885
Money Market Series II                               1,332,214,796    383,599,226
Mutual Shares Series I                                  22,267,341        432,789
Natural Resources Series II                            107,368,980    145,003,445
Pacific Rim Series I                                     7,291,424     17,248,567
Pacific Rim Series II                                   10,183,111     22,477,009
PIM Classic Value Series II                             13,489,908     15,464,800
PIMCO VIT All Asset Series II                           11,218,351     12,685,657
Quantitative All Cap Series II                           6,050,265     23,125,910
Quantitative Mid Cap Series I                              291,628      6,559,583
Quantitative Mid Cap Series II                             163,066     22,621,524
Quantitative Value Series II                             1,146,135      4,912,116
Real Estate Securities Series I                         15,973,794     35,704,003
Real Estate Securities Series II                        24,895,968     37,712,919
Real Return Bond Series II                              70,789,192     66,231,847
Science & Technology Series I                            8,928,701     45,124,865
Science & Technology Series II                          10,205,327     22,095,342
Scudder Equity Index 500 -- B                            2,677,488      5,141,091
Scudder Fixed Income -- B                                3,929,874     12,862,119
Small Cap Index Series I                                 3,193,663      8,119,352
Small Cap Index Series II                                6,221,094     19,954,352
Small Cap Opportunities Series I                         4,843,393     13,884,751
Small Cap Opportunities Series II                        4,028,784      9,881,103
Small Cap Value Focus                                      480,088      3,085,764
Small Company Value Series I                            14,942,660     50,057,861
Small Company Value Series II                           20,205,493     41,926,796
Strategic Bond Series I                                 10,713,169     38,675,050
Strategic Bond Series II                                10,894,612     28,800,622
T Rowe Price Mid Value Series II                         3,674,507      6,265,783
Total Return Series I                                   77,550,764     86,546,582
Total Return Series II                                 124,317,434     87,604,145
Total Stock Market Index Series I                        1,424,783      6,806,900
Total Stock Market Index Series II                       2,707,967     14,437,662
U.S. Core Series I                                      12,459,371    394,642,143
U.S. Core Series II                                      1,728,840     43,650,636
U.S. Global Leaders Growth Series I                      3,725,774     25,712,832
U.S. Global Leaders Growth Series II                     2,677,397     20,018,550
U.S. Government Securities Series I                     45,693,164     55,196,035
U.S. Government Securities Series II                    68,510,171     53,558,705
U.S. High Yield Series II                                2,605,953      2,200,441
U.S. Large Cap Value Series I                            7,889,009     47,482,081

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
U.S. Large Cap Value Series II                      $    6,842,178   $ 15,542,162
UBS Large Cap Series I                                   5,138,477     45,721,738
UBS Large Cap Series II                                  1,840,437      5,241,285
Utilities Series I                                      10,936,602     26,456,350
Utilities Series II                                     20,591,536     36,831,752
Value Series I                                          11,813,545     41,039,973
Value Series II                                         10,800,979     18,138,355
Wellington Small Cap Growth Series I                        22,673             71
Wellington Small Cap Growth Series II                   18,306,709     15,265,889
Wellington Small Cap Value Series I                         10,410          1,825
Wellington Small Cap Value Series II                    26,081,356     27,537,078
Wells Capital Core Bond Series II                       11,888,860      6,884,419

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                             AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS      EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  --------  ------------------  --------------  --------------------
500 Index Fund B Series
   NAV                      2008    5,844    $7.59 to $7.50   $ 44,222    2.05% to 1.40%         2.04%      (38.07)% to (38.47)%
                            2007    6,936    12.25 to 12.20     84,872     2.05 to 1.40          1.25         (2.01) to (2.43)
500 Index Series I          2008    6,939     8.91 to 8.25      53,451     1.90 to 0.45          0.68        (37.49) to (38.39)
                            2007    8,813    14.47 to 13.19    109,739     1.90 to 0.45          2.20           4.43 to 2.92
                            2006   11,610    14.21 to 11.66    139,913     1.90 to 0.45          0.98          14.74 to 13.09
                            2005   14,907    12.54 to 10.29    158,071     1.90 to 0.45          1.61           3.82 to 2.33
                            2004   18,323    12.23 to 10.03    189,375     1.90 to 0.45          0.92           9.76 to 8.18
500 Index Series II         2008    3,917    11.61 to 11.06     39,679     2.05 to 0.45          0.47        (37.68) to (38.68)
                            2007    4,687    18.94 to 17.75     76,993     2.05 to 0.45          1.92           4.25 to 2.59
                            2006    5,989    18.53 to 15.21     95,202     2.05 to 0.45          0.82          14.54 to 12.73
                            2005    7,895    16.42 to 13.44    110,890     2.05 to 0.45          1.41           3.65 to 2.01
                            2004    9,261    16.08 to 13.12    126,997     2.05 to 0.45          0.67           9.50 to 7.76
Active Bond Series I        2008    5,542    12.14 to 11.51     64,896     1.90 to 0.45          5.10        (10.94) to (12.23)
                            2007    7,222    13.63 to 13.11     95,921     1.90 to 0.45          8.52           3.58 to 2.08
                            2006    8,812    13.16 to 12.85    114,129     1.90 to 0.45          2.87           3.95 to 2.46
                            2005   11,076    12.66 to 12.54    139,269     1.90 to 0.45          0.00           1.29 to 0.31
Active Bond Series II       2008   23,847    12.06 to 11.37    275,346     2.05 to 0.45          4.72        (11.05) to (12.47)
                            2007   37,399    13.56 to 12.99    491,157     2.05 to 0.45          7.95           3.31 to 1.66
                            2006   38,059    13.12 to 12.78    489,521     2.05 to 0.45          2.62           3.74 to 2.10
                            2005   39,503    12.65 to 12.51    495,632     2.05 to 0.45          0.00           1.18 to 0.10
All Cap Core Series I       2008    4,405     9.09 to 9.02      48,379     1.90 to 0.45          1.57        (39.90) to (40.77)
                            2007    5,691    15.34 to 15.01    105,085     1.90 to 0.45          1.40           2.20 to 0.72
                            2006    7,796    20.83 to 9.21     143,933     1.90 to 0.45          0.72          14.23 to 12.59
                            2005   10,039    18.41 to 8.17     163,206     1.90 to 0.45          0.79           8.59 to 7.03
                            2004   12,446    17.11 to 7.62     188,029     1.90 to 0.45          0.46          15.81 to 14.13
All Cap Core Series II      2008      682    12.27 to 12.10      7,549     2.05 to 0.45          1.33        (40.02) to (40.98)
                            2007      876    20.79 to 20.17     16,332     2.05 to 0.45          0.75           1.95 to 0.32
                            2006      546    20.80 to 16.71     10,072     2.05 to 0.45          0.58          14.03 to 12.23
                            2005      621    18.52 to 14.83     10,075     2.05 to 0.45          0.67           8.40 to 6.69
                            2004      804    17.34 to 13.84     12,196     2.05 to 0.45          0.30          15.53 to 13.70
All Cap Growth Series I     2008    6,912    10.21 to 8.01      76,574     1.90 to 0.45          0.29        (42.21) to (43.04)
                            2007    8,855    17.67 to 14.07    171,682     1.90 to 0.45          0.04          11.55 to 9.94
                            2006   11,560    20.21 to 8.59     205,159     1.90 to 0.45          0.00           6.10 to 4.57
                            2005   14,210    19.23 to 8.20     240,460     1.90 to 0.45          0.00           8.50 to 6.95
                            2004   18,298    17.89 to 7.65     288,179     1.90 to 0.45          0.00           6.04 to 4.51
All Cap Growth Series II    2008    1,159    10.76 to 10.10     10,760     2.05 to 0.45          0.10        (42.32) to (43.24)
                            2007    1,505    18.96 to 17.51     24,474     2.05 to 0.45          0.00          11.32 to 9.55
                            2006    1,743    17.37 to 14.04     25,736     2.05 to 0.45          0.00           5.84 to 4.17
                            2005    2,059    16.66 to 13.42     29,032     2.05 to 0.45          0.00           8.28 to 6.57
                            2004    2,590    15.62 to 12.54     34,155     2.05 to 0.45          0.00           5.85 to 4.17

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                             AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS      EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  --------  ------------------  --------------  --------------------
All Cap Value Series I      2008    2,223   $13.08 to $11.79  $ 26,764    1.90% to 0.45%         0.78%      (29.10)% to (30.13)%
                            2007    2,757    18.45 to 16.87     47,390     1.90 to 0.45          1.69           7.84 to 6.28
                            2006    3,603    17.11 to 15.85     58,058     1.90 to 0.45          0.99          13.20 to 11.58
                            2005    4,262    15.12 to 14.19     61,297     1.90 to 0.45          0.55           5.24 to 3.73
                            2004    4,917    14.36 to 13.67     67,924     1.90 to 0.45          0.32          15.43 to 13.77
All Cap Value Series II     2008    2,009    14.62 to 13.94     25,562     2.05 to 0.45          0.54        (29.19) to (30.32)
                            2007    2,483    20.97 to 19.69     45,032     2.05 to 0.45          1.34           7.55 to 5.84
                            2006    3,376    19.89 to 15.89     57,471     2.05 to 0.45          0.80          13.02 to 11.23
                            2005    3,771    17.86 to 14.23     57,393     2.05 to 0.45          0.12           4.94 to 3.28
                            2004    4,126    17.28 to 13.73     60,281     2.05 to 0.45          0.20          15.27 to 13.44
American Asset Allocation
   Series II                2008   89,206     8.80 to 8.57     771,852     2.05 to 0.45          3.11        (30.15) to (31.26)
                            2007   37,749    12.60 to 12.47    472,822     2.05 to 0.45          3.79           0.81 to (0.26)
American Asset Allocation
   Series III               2008    3,703     9.24 to 9.18      34,188     1.55 to 0.80          8.47        (26.08) to (26.57)
American Asset High-
   Income Bond Series II    2008    3,594     9.07 to 8.83      31,998     2.05 to 0.45          6.39        (24.73) to (25.93)
                            2007    3,619    12.05 to 11.92     43,281     2.05 to 0.45         13.20         (3.62) to (4.65)
American Asset High-
   Income Bond Series III   2008       11     9.74 to 9.68         103     1.55 to 0.80         37.68        (22.06) to (22.57)
American Blue-Chip Income
   & Growth Series II       2008    5,410    13.13 to 11.99     66,643     2.05 to 0.45          3.81        (37.05) to (38.05)
                            2007    7,008    20.86 to 19.36    138,675     2.05 to 0.45          2.05           1.02 to (0.59)
                            2006    8,938    20.65 to 19.48    177,061     2.05 to 0.45          0.43          16.27 to 14.43
                            2005    9,653    17.76 to 17.02    166,288     2.05 to 0.45          0.04           6.19 to 4.51
                            2004    9,918    16.72 to 16.29    162,747     2.05 to 0.45          0.00           8.64 to 6.91
American Blue-Chip Income
   & Growth Series III      2008    1,817     8.50 to 8.45      15,441     1.55 to 0.80         10.53        (31.98) to (32.43)
American Bond Series II     2008   50,088    12.14 to 11.49    585,290     2.05 to 0.45          9.01        (10.23) to (11.66)
                            2007   66,523    13.52 to 13.01    875,494     2.05 to 0.45          4.45           2.30 to 0.66
                            2006   36,600    13.22 to 12.92    475,934     2.05 to 0.45          0.00           6.01 to 4.33
                            2005   10,103    12.47 to 12.38    125,328     2.05 to 0.45          0.00         (0.27) to (0.92)
American Bond Series III    2008    1,708    11.19 to 11.11     19,101     1.55 to 0.80         18.03        (10.49) to (11.08)
American Century  Small
   Company Series II        2008      231     8.80 to 8.17       1,934     2.05 to 0.45          0.00        (43.56) to (44.46)
                            2007      286    15.59 to 14.70      4,287     2.05 to 0.45          0.00         (7.14) to (8.62)
                            2006      488    16.79 to 16.09      7,959     2.05 to 0.45          0.00           4.94 to 3.28
                            2005    1,645    16.00 to 15.58     25,860     2.05 to 0.45          0.00           5.52 to 3.85
                            2004      451    15.16 to 15.00      6,788     2.05 to 0.45          0.00          21.32 to 20.04
American Fundamental
   Holdings Series II       2008   64,804     9.52 to 8.49     553,472     2.05 to 0.35          5.63        (23.87) to (32.37)
                            2007    4,219    12.58 to 12.55     53,003     2.05 to 0.45          2.84           0.65 to 0.43
American Fundamental
   Holdings Series III      2008    1,576     9.09 to 9.03      14,319     1.55 to 0.80          9.38        (27.26) to (27.74)
American Global
   Diversification
   Series II                2008   62,576     9.23 to 8.01     504,068     2.05 to 0.35          4.62        (26.13) to (36.18)
                            2007    8,251    12.58 to 12.55    103,611     2.05 to 0.45          2.96           0.61 to 0.39
American Global Growth
   Series II                2008   17,516     8.13 to 7.91     139,771     2.05 to 0.45          2.33        (38.96) to (39.93)
                            2007   16,199    13.31 to 13.17    214,070     2.05 to 0.45          3.30           6.51 to 1.66

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                              AT DECEMBER 31,                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  --------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE     ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST    (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  ----------  ------------------  --------------  --------------------
American Global Growth
   Series III               2008       32    $8.36 to $8.30   $      270    1.55% to 0.80%        11.31%      (33.12)% to (33.56)%
American Global Small
   Capitalization
   Series II                2008    7,111     6.25 to 6.09        43,637     2.05 to 0.45          1.24        (54.00) to (54.74)
                            2007    6,051    13.59 to 13.44       81,611     2.05 to 0.45          2.66           8.71 to 7.55
American Global Small
   Capitalization
   Series III               2008      777     6.46 to 6.42         5,017     1.55 to 0.80          7.92        (48.32) to (48.67)
American Growth Series II   2008   74,067    13.27 to 12.12      860,203     2.05 to 0.45          1.68        (44.53) to (45.42)
                            2007   71,979    23.91 to 22.20    1,544,152     2.05 to 0.45          0.97          11.23 to 9.45
                            2006   65,701    21.50 to 12.85    1,324,518     2.05 to 0.45          0.17           9.15 to 2.77
                            2005   53,643    19.70 to 18.88    1,024,545     2.05 to 0.45          0.00          15.07 to 13.25
                            2004   39,162    17.12 to 16.67      657,625     2.05 to 0.45          0.00          11.41 to 9.64
American Growth Series
   III                      2008    1,283     7.48 to 7.43         9,589     1.55 to 0.80          8.43        (40.17) to (40.57)
American GrowthIncome
   Series II                2008   63,942    12.96 to 11.84      734,827     2.05 to 0.45          1.90        (38.45) to (39.43)
                            2007   66,656    21.06 to 19.55    1,269,653     2.05 to 0.45          2.82           4.00 to 2.35
                            2006   57,500    20.25 to 13.50    1,094,820     2.05 to 0.45          0.92          14.10 to 8.01
                            2005   45,371    17.74 to 17.01      780,505     2.05 to 0.45          0.35           4.81 to 3.16
                            2004   31,223    16.93 to 16.49      518,556     2.05 to 0.45          0.22           9.34 to 7.60
American GrowthIncome
   Series III               2008    1,445     8.33 to 8.27        12,028     1.55 to 0.80          8.98        (33.38) to (33.82)
American International
   Series II                2008   36,071    18.95 to 17.30      569,687     2.05 to 0.45          3.67        (42.73) to (43.64)
                            2007   36,873    33.08 to 30.71    1,049,619     2.05 to 0.45          2.13          18.87 to 16.97
                            2006   33,554    27.83 to 13.23      856,032     2.05 to 0.45          0.72          17.79 to 5.84
                            2005   24,693    23.63 to 22.64      565,653     2.05 to 0.45          0.51          20.33 to 18.42
                            2004   14,790    19.64 to 19.12      284,896     2.05 to 0.45          0.29          18.21 to 16.33
American International
   Series III               2008       34     8.10 to 8.05           279     1.55 to 0.80         10.20        (35.17) to (35.60)
American New World
   Series II                2008    4,594     8.58 to 8.35        38,682     2.05 to 0.45          2.18        (42.92) to (43.83)
                            2007    5,282    15.02 to 14.86       78,752     2.05 to 0.45          4.11          20.18 to 3.01
American New World
   Series III               2008       15     7.84 to 7.79           115     1.55 to 0.80         12.33        (37.28) to (37.70)
Basic Value Focus           2008      560    20.38 to 10.55        9,193     1.90 to 1.40          1.86        (37.72) to (38.03)
                            2007      771    32.71 to 17.02       20,420     1.90 to 1.40          1.15           0.22 to (0.28)
                            2006    1,058    32.64 to 16.86       28,247     1.90 to 1.40          1.32          19.98 to 19.38
                            2005    1,355    27.21 to 14.11       30,549     1.90 to 0.45          1.13           1.36 to 0.85
                            2004    1,658    26.84 to 13.97       36,880     1.90 to 1.40          0.93           9.39 to 8.84
Blue Chip Growth Series I   2008   17,615    10.63 to 8.49       224,482     1.90 to 0.45          0.31        (42.79) to (43.62)
                            2007   21,089    18.58 to 15.07      478,935     1.90 to 0.45          0.72          12.24 to 10.61
                            2006   26,907    24.22 to 10.96      554,434     1.90 to 0.45          0.21           9.09 to 5.59
                            2005   33,551    22.46 to 10.18      642,723     1.90 to 0.45          0.42           5.12 to 3.62
                            2004   41,137    21.63 to 9.81       759,232     1.90 to 0.45          0.12           8.54 to 6.98
Blue Chip Growth Series
   II                       2008    9,393    10.74 to 10.46       89,182     2.05 to 0.45          0.14        (42.89) to (43.80)
                            2007    9,256    19.11 to 18.31      155,552     2.05 to 0.45          0.39          12.00 to 10.22
                            2006   10,160    17.40 to 13.18      154,585     2.05 to 0.45          0.03           8.82 to 5.44
                            2005   11,287    16.23 to 13.41      159,767     2.05 to 0.45          0.00           4.89 to 3.23
                            2004   10,152    15.71 to 12.94      138,678     2.05 to 0.45          0.06           8.34 to 6.62

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Bond Index Trust A
   Series II                2008       67   $13.49 to $13.35  $       906    2.05% to 1.40%         2.29%         4.05% to 3.37%
                            2007       35    12.97 to 12.91           459     2.05 to 1.40          2.75           3.74 to 3.29
Capital Appreciation
   Series I                 2008   13,837     8.33 to 6.92         89,610     1.90 to 0.45          0.43        (37.50) to (38.41)
                            2007   17,486    13.52 to 11.07       182,898     1.90 to 0.45          0.27          11.11 to 9.50
                            2006   22,981    12.66 to 9.20        218,602     1.90 to 0.45          0.00           1.80 to 0.34
                            2005    4,458    12.41 to 9.15         42,848     1.90 to 0.45          0.00          13.48 to 11.86
                            2004    4,728    11.08 to 8.17         40,612     1.90 to 0.45          0.00           8.84 to 7.27
Capital Appreciation
   Series II                2008    4,711    11.85 to 10.71        45,780     2.05 to 0.45          0.22        (37.64) to (38.63)
                            2007    5,414    19.31 to 17.18        85,349     2.05 to 0.45          0.08          10.86 to 9.09
                            2006    6,969    17.77 to 12.63       100,281     2.05 to 0.45          0.00           1.61 to 0.00
                            2005    3,050    17.75 to 13.37        43,563     2.05 to 0.45          0.00          13.19 to 11.40
                            2004    2,967    15.92 to 11.95        38,036     2.05 to 0.45          0.00           8.74 to 7.01
Capital Appreciation
   Value Series II          2008   14,299     9.12 to 9.04        129,560     2.05 to 0.45          1.23        (27.08) to (27.71)
CGTC Overseas Equity
   Series II                2008      284    11.68 to 11.01         3,186     2.05 to 0.45          1.58        (42.45) to (43.37)
                            2007      348    20.30 to 19.45         6,853     2.05 to 0.45          0.02          11.70 to 9.92
                            2006      382    18.17 to 17.69         6,821     2.05 to 0.45          0.44          19.10 to 17.22
                            2005      288    15.36 to 15.09         4,363     2.05 to 0.45          0.00          22.04 to 20.76
Core Allocation Plus
   Series I                 2008      460     9.03 to 8.97          4,147     1.55 to 0.80          1.98        (27.76) to (28.24)
Core Allocation Plus
   Series II                2008    5,294     8.80 to 8.72         46,295     2.05 to 0.45          1.05        (29.64) to (30.25)
Disciplined
   Diversification
   Series II                2008    8,663     9.18 to 9.10         79,086     2.05 to 0.45          1.85        (26.55) to (27.19)
Dynamic Growth Series I     2008       --    11.94 to 5.76             --     1.90 to 0.45          0.00         (9.78) to (10.20)
                            2007   10,219    13.30 to 6.39         65,540     1.90 to 0.45          0.00           8.78 to 7.20
                            2006   13,497    12.54 to 5.42         80,189     1.90 to 0.45          0.00          10.53 to 8.94
                            2005   17,531    11.49 to 4.96         95,384     1.90 to 0.45          0.00          11.89 to 10.29
                            2004   20,131    10.40 to 4.49         99,318     1.90 to 0.45          0.00           9.50 to 7.92
Dynamic Growth Series II    2008       --    19.08 to 17.26            --     2.05 to 0.45          0.00         (9.91) to (10.36)
                            2007    1,447    21.29 to 19.16        25,788     2.05 to 0.45          0.00           8.69 to 6.95
                            2006    1,869    19.98 to 15.80        30,934     2.05 to 0.45          0.00          10.23 to 8.48
                            2005    2,631    18.40 to 14.50        40,096     2.05 to 0.45          0.00          11.51 to 9.74
                            2004    2,713    16.75 to 13.16        37,343     2.05 to 0.45          0.00           9.53 to 7.78
Emerging Growth Series II   2008       --    10.75 to 9.84             --     2.05 to 0.45          0.42        (49.21) to (49.90)
                            2007      407    21.16 to 19.64         8,174     2.05 to 0.45          0.00           3.27 to 1.62
                            2006      574    20.49 to 19.33        11,308     2.05 to 0.45          0.00          10.88 to 9.13
                            2005      474    18.48 to 17.71         8,502     2.05 to 0.45          0.00           6.90 to 5.21
                            2004      473    17.29 to 16.84         8,037     2.05 to 0.45          0.00           6.16 to 4.47
Emerging Small Company
   Series I                 2008    3,348    10.08 to 7.71         33,589     1.90 to 0.45          0.00        (43.53) to (44.35)
                            2007    4,312    17.86 to 13.85        78,404     1.90 to 0.45          0.00           7.56 to 6.00
                            2006    5,675    19.70 to 9.08         98,496     1.90 to 0.45          0.00           1.95 to 0.48
                            2005    7,372    19.51 to 9.03        125,171     1.90 to 0.45          0.00           4.57 to 3.07
                            2004    9,204    18.84 to 8.74        151,794     1.90 to 0.45          0.00          11.02 to 9.42

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Emerging Small Company
   Series II                2008    2,088   $10.61 to $9.50   $    18,300    2.05% to 0.45%         0.00%      (43.65)% to (44.55)%
                            2007    2,456    19.14 to 16.87        38,606     2.05 to 0.45          0.00           7.35 to 5.64
                            2006    3,257    18.18 to 14.11        47,965     2.05 to 0.45          0.00           1.72 to 0.11
                            2005    4,485    18.14 to 14.04        65,843     2.05 to 0.45          0.00           4.39 to 2.73
                            2004    4,677    17.64 to 13.61        66,353     2.05 to 0.45          0.00          10.81 to 9.05
EquityIncome Series I       2008   13,650    14.33 to 10.87       261,747     1.90 to 0.45          2.24        (36.25) to (37.17)
                            2007   17,778    22.47 to 17.31       540,216     1.90 to 0.45          2.81           2.88 to 1.39
                            2006   22,179    36.09 to 13.77       662,231     1.90 to 0.45          1.55          18.49 to 10.17
                            2005   26,812    30.74 to 14.61       685,525     1.90 to 0.45          1.30           3.46 to 1.97
                            2004   30,961    30.00 to 14.33       775,420     1.90 to 0.45          1.29          14.29 to 12.64
EquityIncome Series II      2008   11,489    12.57 to 11.91       126,409     2.05 to 0.45          2.11        (36.45) to (37.46)
                            2007   13,765    20.10 to 18.74       241,867     2.05 to 0.45          2.48           2.70 to 1.06
                            2006   16,212    19.96 to 13.75       282,032     2.05 to 0.45          1.36          18.23 to 10.03
                            2005   18,135    17.14 to 14.64       270,442     2.05 to 0.45          0.93           3.26 to 1.62
                            2004   17,406    16.85 to 14.38       254,336     2.05 to 0.45          0.89          14.09 to 12.28
Financial Services
   Series I                 2008    1,624     9.48 to 8.72         14,200     1.90 to 0.45          0.82        (44.90) to (45.70)
                            2007    1,792    17.21 to 16.06        28,749     1.90 to 0.45          1.20         (7.24) to (8.58)
                            2006    2,583    18.56 to 14.42        45,180     1.90 to 0.45          0.36          22.57 to 15.39
                            2005    2,635    15.14 to 14.21        37,996     1.90 to 0.45          0.39           9.28 to 7.72
                            2004    3,009    13.85 to 13.18        40,133     1.90 to 0.45          0.36           9.88 to 8.30
Financial Services
   Series II                2008    2,477    10.75 to 10.20        23,207     2.05 to 0.45          0.66        (45.00) to (45.88)
                            2007    2,222    19.86 to 18.55        38,360     2.05 to 0.45          0.87         (7.35) to (8.83)
                            2006    2,934    21.86 to 14.40        55,701     2.05 to 0.45          0.21          22.22 to 15.22
                            2005    2,548    18.16 to 15.54        40,197     2.05 to 0.45          0.20           9.13 to 7.41
                            2004    2,668    16.89 to 14.45        39,012     2.05 to 0.45          0.24           9.59 to 7.85
Founding Allocation
   Series I                 2008    1,345     8.69 to 8.63         11,671     1.55 to 0.80          6.91        (30.51) to (30.97)
Founding Allocation
   Series II                2008  136,082    13.21 to 7.54      1,035,742     2.05 to 0.35          2.91           5.67 to (36.87)
                            2007   88,895    12.07 to 11.94     1,067,048     2.05 to 0.45          0.97         (3.45) to (4.47)
Fundamental Value
   Series I                 2008   33,466    10.85 to 10.11       336,160     1.90 to 0.45          2.42        (39.59) to (40.47)
                            2007    8,886    17.95 to 16.97       148,942     1.90 to 0.45          1.57           3.57 to 2.07
                            2006   10,715    17.34 to 13.64       175,241     1.90 to 0.45          0.80          14.00 to 9.10
                            2005   12,105    15.21 to 14.28       175,605     1.90 to 0.45          0.46           8.35 to 6.80
                            2004   13,372    14.03 to 13.35       181,041     1.90 to 0.45          0.46          11.30 to 9.69
Fundamental Value
   Series II                2008   23,786    12.08 to 11.67       251,341     2.05 to 0.45          0.64        (39.73) to (40.69)
                            2007   22,520    20.36 to 19.37       399,581     2.05 to 0.45          1.21           3.41 to 1.75
                            2006   20,167    20.09 to 13.62       353,591     2.05 to 0.45          0.58          13.73 to 8.94
                            2005   15,513    17.93 to 15.62       245,661     2.05 to 0.45          0.21           8.21 to 6.50
                            2004   11,922    16.82 to 14.65       176,399     2.05 to 0.45          0.31          10.94 to 9.18
Global Allocation
   Series I                 2008    3,166     9.34 to 9.19         26,694     1.90 to 0.45          4.53        (34.59) to (35.53)
                            2007    4,328    14.49 to 14.04        56,387     1.90 to 0.45          6.21           4.66 to 3.14
                            2006    5,264    14.20 to 12.39        66,274     1.90 to 0.45          1.04          12.99 to 6.53
                            2005    5,523    12.73 to 11.10        62,159     1.90 to 0.45          0.96           5.73 to 4.21
                            2004    5,658    12.19 to 10.62        60,918     1.90 to 0.45          1.02          12.22 to 10.60

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Global Allocation
   Series II                2008   11,729   $12.43 to $11.69  $   121,346    2.05% to 0.45%         4.78%      (34.69)% to (35.73)%
                            2007   12,998    19.35 to 17.90       208,609     2.05 to 0.45          6.27           4.40 to 2.73
                            2006   11,570    18.90 to 13.30       181,781     2.05 to 0.45          0.77          12.77 to 6.39
                            2005    7,328    17.01 to 13.74       105,078     2.05 to 0.45          0.71           5.46 to 3.79
                            2004    3,418    16.38 to 13.18        47,201     2.05 to 0.45          0.58          12.02 to 10.24
Global Bond Series I        2008    3,603    18.64 to 17.44        81,496     1.90 to 0.45          0.63         (4.91) to (6.28)
                            2007    3,988    19.61 to 18.61        97,298     1.90 to 0.45          7.40           9.14 to 7.56
                            2006    4,255    27.35 to 12.69        97,361     1.90 to 0.45          0.00           4.80 to 1.56
                            2005    5,053    26.35 to 16.54       112,958     1.90 to 0.45          4.81         (6.96) to (8.30)
                            2004    5,762    28.59 to 18.02       140,271     1.90 to 0.45          3.93           9.75 to 8.16
Global Bond Series II       2008    9,374    18.18 to 13.62       154,496     2.05 to 0.45          0.58         (5.09) to (6.60)
                            2007   12,099    19.15 to 14.58       212,896     2.05 to 0.45          7.11           8.85 to 7.29
                            2006   11,018    17.60 to 12.67       182,700     2.05 to 0.45          0.00           4.60 to 1.36
                            2005    8,123    16.83 to 13.23       132,346     2.05 to 0.45          4.05         (7.07) to (8.54)
                            2004    5,635    18.33 to 14.46       100,044     2.05 to 0.45          2.53           9.57 to 7.83
Global Trust Series I       2008    6,778    10.91 to 9.60        109,603     1.90 to 0.45          1.91        (39.82) to (40.69)
                            2007    7,318    18.12 to 16.18       212,666     1.90 to 0.45          2.29           0.88 to (0.58)
                            2006    8,922    33.14 to 15.13       260,712     1.90 to 0.45          1.35          19.78 to 18.06
                            2005   10,732    27.93 to 12.80       264,521     1.90 to 0.45          1.27          10.22 to 8.64
                            2004   12,558    25.58 to 11.77       284,712     1.90 to 0.45          1.76          14.24 to 12.59
Global Trust Series II      2008    2,398    12.61 to 11.95        26,665     2.05 to 0.45          1.61        (39.91) to (40.87)
                            2007    3,028    21.32 to 19.88        56,610     2.05 to 0.45          1.24           0.64 to (0.97)
                            2006    1,911    21.61 to 18.43        35,849     2.05 to 0.45          1.20          19.56 to 17.66
                            2005    2,039    18.35 to 15.60        32,214     2.05 to 0.45          1.07          10.00 to 8.26
                            2004    1,761    16.93 to 14.35        25,596     2.05 to 0.45          1.27          14.02 to 12.21
Health Sciences Series I    2008    2,673    15.05 to 13.28        37,029     1.90 to 0.45          0.00        (30.22) to (31.23)
                            2007    3,480    21.57 to 19.31        69,811     1.90 to 0.45          0.00          17.14 to 15.45
                            2006    4,163    18.41 to 13.39        72,020     1.90 to 0.45          0.00           7.89 to 6.34
                            2005    4,903    17.07 to 15.73        79,469     1.90 to 0.45          0.00          12.14 to 10.53
                            2004    5,488    15.22 to 14.23        80,167     1.90 to 0.45          0.00          14.79 to 13.13
Health Sciences Series II   2008    2,876    16.27 to 15.55        41,778     2.05 to 0.45          0.00        (30.37) to (31.48)
                            2007    3,394    23.36 to 22.69        71,855     2.05 to 0.45          0.00          16.91 to 15.05
                            2006    3,954    19.98 to 13.38        72,848     2.05 to 0.45          0.00           7.68 to 5.98
                            2005    4,467    18.66 to 15.95        77,355     2.05 to 0.45          0.00          11.92 to 10.15
                            2004    4,517    16.93 to 14.42        70,754     2.05 to 0.45          0.00          14.53 to 12.70
High Income Series II       2008      230     6.52 to 6.35          1,474     2.05 to 0.45         10.90        (43.84) to (44.73)
                            2007       93    11.61 to 11.49         1,071     2.05 to 0.45          1.46         (7.12) to (8.11)
High Yield Series I         2008    4,032    11.43 to 11.06        46,087     1.90 to 0.45          8.15        (29.84) to (30.85)
                            2007    4,963    16.29 to 16.00        81,825     1.90 to 0.45         12.30           1.18 to (0.29)
                            2006    7,027    17.23 to 13.27       116,074     1.90 to 0.45          6.60           9.87 to 6.18
                            2005    8,853    15.83 to 13.31       134,654     1.90 to 0.45          5.33           3.23 to 1.75
                            2004   12,535    15.48 to 13.07       186,476     1.90 to 0.45          5.11          10.56 to 8.97

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
High Yield Series II        2008    4,362   $12.86 to $11.16      $50,595    2.05% to 0.45%         8.02%      (30.02)% to (31.13)%
                            2007    3,942    18.37 to 16.21        66,768     2.05 to 0.45         11.87           0.90 to (0.71)
                            2006    5,215    18.21 to 13.26        88,817     2.05 to 0.45          6.47           9.74 to 6.05
                            2005    6,168    16.59 to 15.11        96,925     2.05 to 0.45          4.29           3.09 to 1.46
                            2004    7,789    16.09 to 14.90       120,087     2.05 to 0.45          3.83          10.35 to 8.59
Income & Value Series I     2008    8,495    13.32 to 9.94        144,360     1.90 to 0.45          2.90        (30.44) to (31.45)
                            2007   10,865    19.15 to 14.50       267,191     1.90 to 0.45          3.92           0.65 to (0.80)
                            2006   13,422    27.95 to 13.00       330,323     1.90 to 0.45          2.06           8.18 to 4.00
                            2005   16,723    26.08 to 13.47       384,468     1.90 to 0.45          1.74           4.75 to 3.25
                            2004   21,495    25.14 to 13.03       474,087     1.90 to 0.45          1.28           7.16 to 5.61
Income & Value Series II    2008    4,009    11.56 to 11.20        42,340     2.05 to 0.45          2.70        (30.54) to (31.65)
                            2007    5,130    16.64 to 16.38        78,943     2.05 to 0.45          3.64           0.45 to (1.15)
                            2006    5,880    16.64 to 12.98        91,332     2.05 to 0.45          1.85           7.93 to 3.86
                            2005    6,788    15.65 to 14.18        98,864     2.05 to 0.45          1.58           4.51 to 2.86
                            2004    8,251    15.20 to 13.73       116,251     2.05 to 0.45          0.90           6.93 to 5.23
Independence Investment
LLC Small Cap Series II     2008        0     8.87 to 8.38              0     2.05 to 0.45          0.00        (41.73) to (42.53)
                            2007       81    15.22 to 14.58         1,194     2.05 to 0.45          0.00         (0.16) to (1.76)
                            2006       87    15.25 to 14.85         1,298     2.05 to 0.45          0.00           6.93 to 5.24
                            2005       43    14.36 to 14.11           613     2.05 to 0.45          0.00          14.06 to 12.86
Index Allocation
Series II                   2008   31,257    10.59 to 10.11       318,495     2.05 to 0.45          1.41        (26.80) to (27.97)
                            2007   21,010    14.46 to 14.03       295,947     2.05 to 0.45          4.07           6.07 to 4.38
                            2006    7,176    13.63 to 13.22        96,463     2.05 to 0.45          2.53           9.07 to 5.76
International Core
Series I                    2008    3,231    11.90 to 11.87        37,670     1.90 to 0.45          4.76        (38.90) to (39.78)
                            2007    4,161    19.72 to 19.47        80,318     1.90 to 0.45          2.14          10.92 to 9.31
                            2006    5,288    18.57 to 13.34        93,287     1.90 to 0.45          0.58          24.21 to 6.71
                            2005    5,936    15.09 to 11.01        85,234     1.90 to 0.45          0.80          15.42 to 13.77
                            2004    7,051    13.20 to 9.66         88,832     1.90 to 0.45          0.83          15.07 to 13.41
International Core
Series II                   2008    1,971    16.63 to 13.99        24,822     2.05 to 0.45          4.67        (39.05) to (40.02)
                            2007    2,356    27.73 to 22.96        49,951     2.05 to 0.45          1.84          10.63 to 8.87
                            2006    2,166    25.57 to 13.33        42,672     2.05 to 0.45          0.41          24.06 to 6.68
                            2005    1,940    20.92 to 15.87        31,414     2.05 to 0.45          0.00          15.19 to 13.36
                            2004    2,041    18.44 to 13.98        29,022     2.05 to 0.45          0.62          14.83 to 13.01
International Equity
Index B Series NAV          2008    2,852     7.22 to 7.15         20,583     2.05 to 1.40          2.60        (45.16) to (45.52)
                            2007    3,272    13.17 to 13.12        43,122     2.05 to 1.40          1.91           5.44 to 4.99
International Small Cap
Series I                    2008    3,028    11.89 to 11.63        37,255     1.90 to 0.45          2.40        (53.19) to (53.87)
                            2007    4,226    25.40 to 25.21       111,985     1.90 to 0.45          2.70           9.64 to 8.05
                            2006    5,090    26.22 to 13.60       125,839     1.90 to 0.45          1.15          27.15 to 8.82
                            2005    5,693    20.82 to 10.89       112,015     1.90 to 0.45          0.93           9.61 to 8.04
                            2004    6,714    19.17 to 10.06       122,001     1.90 to 0.45          0.12          20.52 to 18.78
International Small Cap
Series II                   2008    1,815    14.16 to 13.08        20,949     2.05 to 0.45          2.17        (53.32) to (54.06)
                            2007    2,477    30.83 to 28.02        63,091     2.05 to 0.45          2.40           9.40 to 7.66
                            2006    2,156    28.74 to 13.59        52,297     2.05 to 0.45          1.01          26.98 to 8.76
                            2005    2,140    22.97 to 19.13        41,886     2.05 to 0.45          0.25           9.38 to 7.65
                            2004    2,122    21.32 to 17.75        38,396     2.05 to 0.45          0.08          20.32 to 18.41

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
International Value
Series I                    2008    9,996   $14.07 to $13.62  $   124,275    1.90% to 0.45%         3.17%      (42.92)% to (43.75)%
                            2007   13,413    24.65 to 24.22       295,227     1.90 to 0.45          4.19           9.03 to 7.45
                            2006   17,751    22.78 to 14.14       361,944     1.90 to 0.45          1.87          29.01 to 13.12
                            2005   21,037    17.88 to 15.65       335,774     1.90 to 0.45          0.63          10.05 to 8.47
                            2004   11,967    16.45 to 14.40       175,648     1.90 to 0.45          1.21          21.00 to 19.25
International Value
Series II                   2008    7,623    16.88 to 15.00       104,997     2.05 to 0.45          3.07        (43.07) to (43.98)
                            2007    9,361    30.14 to 26.35       231,324     2.05 to 0.45          3.64           8.86 to 7.13
                            2006    9,830    28.23 to 14.11       228,099     2.05 to 0.45          1.69          28.69 to 12.92
                            2005   10,598    22.27 to 17.84       194,292     2.05 to 0.45          0.60           9.81 to 8.08
                            2004    8,850    20.58 to 16.48       149,346     2.05 to 0.45          0.88          20.83 to 18.91
Investment Quality Bond
Series I                    2008    5,071    19.86 to 15.01       103,084     1.90 to 0.45          6.59         (2.12) to (3.53)
                            2007    5,274    20.29 to 15.56       120,393     1.90 to 0.45          8.94           5.73 to 4.20
                            2006    6,261    30.98 to 13.03       136,834     1.90 to 0.45          6.21           4.34 to 1.62
                            2005    7,772    30.30 to 14.70       167,181     1.90 to 0.45          5.80           1.80 to 0.34
                            2004    9,594    30.02 to 14.65       204,558     1.90 to 0.45          6.19           4.34 to 2.83
Investment Quality Bond
Series II                   2008    6,302    16.09 to 13.17        92,405     2.05 to 0.45          5.85         (2.26) to (3.82)
                            2007    8,639    16.47 to 13.69       130,926     2.05 to 0.45          8.68           5.44 to 3.76
                            2006    7,917    15.62 to 13.00       115,907     2.05 to 0.45          5.20           4.16 to 1.27
                            2005    5,017    15.18 to 13.03        73,033     2.05 to 0.45          4.65           1.57 to (0.04)
                            2004    3,804    14.94 to 13.04        55,108     2.05 to 0.45          4.96           4.18 to 2.52
John Hancock
International Equity
Index Series I              2008      964    13.58 to 12.69        12,493     1.90 to 0.45          1.89        (44.80) to (45.59)
                            2007    1,307    24.60 to 23.33        30,978     1.90 to 0.45          3.65          14.90 to 13.24
                            2006    2,339    21.41 to 20.60        48,747     1.90 to 0.45          0.83          24.92 to 23.13
                            2005    1,670    17.14 to 16.73        28,128     1.90 to 0.45          0.89          16.09 to 14.42
                            2004    1,580    14.76 to 14.62        23,155     1.90 to 0.45          0.49          18.09 to 16.96
John Hancock
International Equity
Index Series II             2008      996    13.45 to 12.48        12,716     2.05 to 0.45          1.70        (44.89) to (45.77)
                            2007    1,301    24.41 to 23.02        30,453     2.05 to 0.45          3.43          14.65 to 12.81
                            2006    1,937    21.29 to 20.41        39,999     2.05 to 0.45          0.65          24.70 to 22.73
                            2005    1,847    17.08 to 16.63        30,938     2.05 to 0.45          0.72          15.87 to 14.04
                            2004    1,590    14.74 to 14.58        23,245     2.05 to 0.45          0.37          17.91 to 16.66
John Hancock Strategic
Income Series II            2008      711    13.59 to 12.62         9,164     2.05 to 0.45          9.38         (9.18) to (10.62)
                            2007    1,038    14.97 to 14.11        14,897     2.05 to 0.45          1.82           5.06 to 3.38
                            2006    1,264    14.25 to 13.65        17,467     2.05 to 0.45          2.95           3.40 to 1.77
                            2005    1,096    13.78 to 13.42        14,810     2.05 to 0.45          4.44           1.54 to (0.07)
                            2004      515    13.57 to 13.42         6,934     2.05 to 0.45          2.70           8.54 to 7.40
Large Cap Value Series I    2008    1,450    16.85 to 15.53        23,027     1.90 to 0.45          1.38        (36.20) to (37.12)
                            2007    2,039    26.42 to 24.69        51,302     1.90 to 0.45          0.93           3.91 to 2.40
                            2006    2,873    25.42 to 24.07        70,289     1.90 to 0.45          0.00           1.56 to 1.44

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Large Cap Value Series II   2008    1,229   $16.79 to $15.34  $    19,316    2.05% to 0.45%         1.24%      (36.31)% to (37.32)%
                            2007    1,608    26.36 to 24.47        40,131     2.05 to 0.45          0.61           3.71 to 2.06
                            2006    2,246    25.42 to 23.98        54,673     2.05 to 0.45          0.30          15.24 to 13.41
                            2005    3,950    22.06 to 21.14        84,616     2.05 to 0.45          0.00          14.75 to 12.93
                            2004    1,866    19.22 to 18.72        35,228     2.05 to 0.45          0.80          20.99 to 19.06
Lifestyle Aggressive
Series I                    2008    7,208    10.58 to 10.35        78,078     1.90 to 0.45          1.64        (42.25) to (43.09)
                            2007    9,206    18.33 to 18.19       175,525     1.90 to 0.45          9.29           8.06 to 6.50
                            2006   12,038    18.82 to 13.07       214,082     1.90 to 0.45          7.68          14.94 to 4.58
                            2005   11,604    16.53 to 12.90       181,451     1.90 to 0.45          1.89          10.14 to 8.56
                            2004   11,723    15.15 to 11.86       168,004     1.90 to 0.45          0.71          15.54 to 13.87
Lifestyle Aggressive
Series II                   2008   12,730    13.32 to 12.27       140,031     2.05 to 0.45          1.49        (42.41) to (43.33)
                            2007   14,689    23.50 to 21.30       285,280     2.05 to 0.45          9.17           7.92 to 6.20
                            2006   16,596    22.21 to 12.99       309,161     2.05 to 0.45          7.66          14.67 to 3.93
                            2005   16,739    19.66 to 16.33       277,178     2.05 to 0.45          1.85           9.98 to 8.24
                            2004   16,230    18.15 to 15.06       247,351     2.05 to 0.45          0.55          15.54 to 13.70
Lifestyle Balanced
Series I                    2008   35,216    14.29 to 11.92       488,816     1.90 to 0.45          2.92        (31.61) to (32.60)
                            2007   44,019    20.89 to 17.69       919,281     1.90 to 0.45          7.51           5.99 to 4.46
                            2006   49,450    21.97 to 13.28       985,780     1.90 to 0.45          5.35          12.23 to 6.23
                            2005   49,933    19.76 to 14.48       894,432     1.90 to 0.45          3.84           6.40 to 4.88
                            2004   46,654    18.75 to 13.80       789,746     1.90 to 0.45          2.09          12.98 to 11.35
Lifestyle Balanced
Series II                   2008  536,639    13.01 to 8.69      6,354,575     2.05 to 0.35          3.27        (30.48) to (32.84)
                            2007  485,069    20.05 to 19.37     8,669,581     2.05 to 0.45          7.41           5.78 to 4.10
                            2006  381,237    18.96 to 0.00      6,683,427     2.05 to 0.45          4.88          12.00 to 5.60
                            2005  257,276    16.92 to 15.98     4,150,374     2.05 to 0.45          3.23           6.33 to 4.64
                            2004  125,541    16.16 to 15.21     1,929,170     2.05 to 0.45          1.16          12.90 to 11.10
Lifestyle Conservative
Series I                    2008    8,662    17.72 to 13.39       143,844     1.90 to 0.45          4.40        (15.95) to (17.16)
                            2007    7,414    21.08 to 16.16       150,689     1.90 to 0.45          7.90           4.90 to 3.39
                            2006    7,446    21.39 to 13.18       146,048     1.90 to 0.45          4.48           7.95 to 5.48
                            2005    8,320    20.01 to 14.69       152,461     1.90 to 0.45          4.75           2.42 to 0.95
                            2004    8,980    19.72 to 14.55       162,471     1.90 to 0.45          3.36           8.10 to 6.54
Lifestyle Conservative
Series II                   2008   89,201    12.80 to 10.41     1,171,315     2.05 to 0.35          5.44        (16.69) to (17.39)
                            2007   40,759    17.39 to 15.49       653,822     2.05 to 0.45          7.84           4.70 to 3.03
                            2006   29,039    16.61 to 13.11       454,533     2.05 to 0.45          4.40           7.64 to 4.85
                            2005   24,907    15.43 to 14.19       368,418     2.05 to 0.45          4.40           2.35 to 0.73
                            2004   17,301    15.08 to 14.09       253,059     2.05 to 0.45          2.12           8.02 to 6.30
Lifestyle Growth Series I   2008   33,091    12.47 to 11.09       410,760     1.90 to 0.45          2.40        (36.89) to (37.80)
                            2007   38,655    19.75 to 17.82       781,228     1.90 to 0.45          7.68           7.04 to 5.49
                            2006   46,044    20.82 to 13.15       879,620     1.90 to 0.45          5.87          12.99 to 5.17
                            2005   45,702    18.61 to 13.68       779,580     1.90 to 0.45          2.72           8.18 to 6.62
                            2004   43,023    17.36 to 12.81       683,979     1.90 to 0.45          1.33          14.07 to 12.43

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Lifestyle Growth
Series II                   2008  739,885   $13.11 to $8.14   $ 8,170,434    2.05% to 0.35%         2.53%      (34.88)% to (37.96)%
                            2007  667,867    20.56 to 21.12    12,027,024     2.05 to 0.45          7.35           6.77 to 5.07
                            2006  501,635    20.18 to 13.07     8,845,509     2.05 to 0.45          5.15          12.77 to 4.55
                            2005  277,283    19.16 to 16.14     4,520,493     2.05 to 0.45          2.26           8.02 to 6.31
                            2004  127,774    17.07 to 15.12     1,952,965     2.05 to 0.45          0.70          14.08 to 12.27
Lifestyle Moderate
Series I                    2008   12,359    15.65 to 12.41       188,774     1.90 to 0.45          3.72        (24.57) to (25.66)
                            2007   14,006    20.75 to 16.70       290,199     1.90 to 0.45          7.68           4.82 to 3.30
                            2006   15,205    21.79 to 13.22       303,646     1.90 to 0.45          4.56           9.92 to 5.73
                            2005   15,526    20.01 to 14.61       283,418     1.90 to 0.45          4.06           3.69 to 2.20
                            2004   15,173    19.48 to 14.28       268,253     1.90 to 0.45          2.72          10.54 to 8.95
Lifestyle Moderate
Series II                   2008  137,848    12.67 to 9.49      1,689,787     2.05 to 0.35          4.26        (24.06) to (25.90)
                            2007  108,763    18.46 to 17.10     1,817,725     2.05 to 0.45          7.55           4.61 to 2.94
                            2006   84,168    17.64 to 0.00      1,387,766     2.05 to 0.45          4.32           9.69 to 5.10
                            2005   64,444    16.09 to 15.26       991,680     2.05 to 0.45          3.58           3.53 to 1.90
                            2004   37,688    15.53 to 14.95       566,889     2.05 to 0.45          1.59          10.54 to 8.78
LMFC Core Equity Series I   2008       12     6.30 to 6.26             77     1.55 to 0.80         16.50        (49.60) to (49.93)
LMFC Core Equity
Series II                   2008    2,544     6.68 to 6.20         16,045     2.05 to 0.45         11.16        (54.79) to (55.52)
                            2007    2,708    14.79 to 13.95        38,277     2.05 to 0.45          0.00         (6.48) to (7.98)
                            2006    3,123    15.81 to 13.40        47,852     2.05 to 0.45          0.00           7.37 to 4.32
                            2005    3,539    14.92 to 14.53        51,784     2.05 to 0.45          0.00           5.30 to 3.63
                            2004    1,943    14.17 to 14.02        27,320     2.05 to 0.45          0.00          13.34 to 12.15
Marisco International
Opportunities Series II     2008    2,821    11.17 to 10.53        29,250     2.05 to 0.45          0.90        (50.88) to (51.67)
                            2007    3,614    22.74 to 21.79        78,152     2.05 to 0.45          1.37          19.23 to 17.33
                            2006    2,220    19.07 to 13.33        40,997     2.05 to 0.45          0.33          23.35 to 6.62
                            2005      814    15.57 to 15.30        12,495     2.05 to 0.45          0.00          23.71 to 22.41
Mid Cap Index Series I      2008    2,545    14.06 to 11.97        32,196     1.90 to 0.45          0.93        (36.70) to (37.62)
                            2007    2,828    22.22 to 19.19        57,218     1.90 to 0.45          1.27           7.03 to 5.48
                            2006    3,648    20.76 to 12.72        69,718     1.90 to 0.45          0.65           9.22 to 1.72
                            2005    3,755    19.01 to 16.38        66,360     1.90 to 0.45          0.52          11.52 to 9.92
                            2004    4,260    17.04 to 14.88        68,148     1.90 to 0.45          0.37          15.31 to 13.64
Mid Cap Index Series II     2008    5,042    13.82 to 12.70        59,488     2.05 to 0.45          0.70        (36.81) to (37.82)
                            2007    4,747    22.23 to 20.09        89,771     2.05 to 0.45          0.85           6.85 to 5.14
                            2006    3,931    21.22 to 12.70        70,695     2.05 to 0.45          0.46           8.95 to (0.67)
                            2005    3,338    19.77 to 16.37        55,886     2.05 to 0.45          0.34          11.29 to 9.53
                            2004    3,477    18.03 to 14.93        52,902     2.05 to 0.45          0.24          15.13 to 13.30
Mid Cap Intersection
Series I                    2008        1     7.77 to 7.72              5     1.55 to 0.80          0.62        (37.81) to (38.23)
Mid Cap Intersection
Series II                   2008      379     6.67 to 6.49          2,482     2.05 to 0.45          0.00        (42.43) to (43.35)
                            2007      183    11.59 to 11.46         2,103     2.05 to 0.45          0.00         (7.32) to (8.31)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Mid Cap Stock Series I      2008   13,282   $12.96 to $12.71  $   148,055    1.90% to 0.45%         0.00%      (44.02)% to (44.83)%
                            2007   14,502    23.49 to 22.71       292,411     1.90 to 0.45          0.00          23.01 to 21.24
                            2006   18,381    19.59 to 12.82       304,720     1.90 to 0.45          0.00          13.04 to 2.55
                            2005   22,048    17.54 to 14.50       326,656     1.90 to 0.45          0.00          14.06 to 12.42
                            2004   13,194    15.57 to 12.87       173,906     1.90 to 0.45          0.00          18.50 to 16.79
Mid Cap Stock Series II     2008    6,954    15.07 to 15.00        93,272     2.05 to 0.45          0.00        (44.12) to (45.01)
                            2007    7,457    27.41 to 26.84       182,162     2.05 to 0.45          0.00          22.80 to 20.84
                            2006    7,959    22.77 to 12.80       161,929     2.05 to 0.45          0.00          12.80 to 2.40
                            2005    8,673    20.49 to 17.62       159,035     2.05 to 0.45          0.00          13.91 to 12.11
                            2004    6,824    18.26 to 15.65       111,076     2.05 to 0.45          0.00          18.22 to 16.33
Mid Cap Value Series I      2008    5,627    13.20 to 11.86        66,824     1.90 to 0.45          1.70        (39.31) to (40.19)
                            2007    7,236    21.75 to 19.83       146,671     1.90 to 0.45          1.08           0.24 to (1.21)
                            2006    9,675    21.70 to 20.07       197,760     1.90 to 0.45          0.72          11.77 to 10.16
                            2005   12,360    19.41 to 18.22       228,346     1.90 to 0.45          0.45           7.52 to 5.98
                            2004   13,726    18.06 to 17.18       238,327     1.90 to 0.45          0.47          23.90 to 22.11
Mid Cap Value Series II     2008    6,017    12.91 to 12.19        68,824     2.05 to 0.45          1.50        (39.44) to (40.41)
                            2007    7,511    21.66 to 20.14       143,553     2.05 to 0.45          0.74           0.05 to (1.55)
                            2006    9,922    22.08 to 18.82       191,977     2.05 to 0.45          0.53          11.53 to 9.76
                            2005   12,516    20.09 to 17.12       219,693     2.05 to 0.45          0.26           7.28 to 5.58
                            2004   13,288    19.01 to 16.19       219,968     2.05 to 0.45          0.32          23.66 to 21.69
ML Global Allocation        2008       80    21.39 to 12.43         1,038     1.90 to 1.40          1.95        (20.69) to (21.09)
                            2007       91    27.10 to 15.67         1,520     1.90 to 1.40          2.46          15.19 to 14.61
                            2006      124    23.90 to 13.61         1,771     1.90 to 1.40          2.42          14.74 to 14.17
                            2005      139    20.89 to 11.86         1,742     1.90 to 0.45          2.29           8.83 to 8.28
                            2004      149    19.26 to 10.90         1,719     1.90 to 1.40          2.68          12.61 to 12.05
Money Market B Series NAV   2008    2,982    12.86 to 12.72        38,239     2.05 to 1.40          2.10           0.69 to 0.04
                            2007    3,382    12.77 to 12.71        43,140     2.05 to 1.40          3.06           2.14 to 1.70
Money Market Series I       2008   22,608    16.40 to 12.83       365,001     1.90 to 0.45          1.73           1.31 to (0.16)
                            2007   19,225    16.19 to 12.85       312,447     1.90 to 0.45          4.46           4.09 to 2.58
                            2006   19,705    19.67 to 12.53       311,440     1.90 to 0.45          4.36           3.97 to 2.18
                            2005   19,375    19.08 to 12.22       298,159     1.90 to 0.45          2.59           2.20 to 0.74
                            2004   22,525    18.82 to 12.13       343,103     1.90 to 0.45          0.77           0.35 to (1.09)
Money Market Series II      2008  107,097    12.70 to 12.56     1,383,024     2.05 to 0.35          1.38           0.52 to (0.51)
                            2007   33,634    13.80 to 12.76       434,277     2.05 to 0.45          4.23           3.88 to 2.22
                            2006   24,354    13.28 to 12.42       305,880     2.05 to 0.45          4.20           3.77 to 2.04
                            2005   17,145    12.80 to 12.14       209,983     2.05 to 0.45          2.46           2.00 to 0.38
                            2004   13,718    12.55 to 12.08       166,752     2.05 to 0.45          0.53           0.15 to (1.44)
Mutual Shares Series I      2008    2,191     8.38 to 8.33         18,360     1.55 to 0.80          2.97        (32.93) to (33.37)
Natural Resources
Series II                   2008    4,520    26.34 to 24.06       103,282     2.05 to 0.45          0.28        (51.93) to (52.70)
                            2007    5,633    54.80 to 50.87       279,654     2.05 to 0.45          0.82          39.80 to 37.57
                            2006    5,989    39.20 to 12.33       222,307     2.05 to 0.45          0.40          21.49 to (1.39)
                            2005    6,124    32.27 to 30.93       191,797     2.05 to 0.45          0.00          45.76 to 43.46
                            2004    3,870    22.14 to 21.56        84,076     2.05 to 0.45          0.05          23.49 to 21.52

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Optimized All Cap
Series II                   2008    4,771   $12.72 to $11.62      $57,017    2.05% to 0.45%         0.62%      (43.50)% to (44.40)%
                            2007    5,614    22.52 to 20.90       120,043     2.05 to 0.45          0.87           3.10 to 1.46
                            2006      157    21.84 to 20.60         3,294     2.05 to 0.45          0.78          14.39 to 12.58
                            2005      162    19.09 to 18.30         3,011     2.05 to 0.45          0.77           7.88 to 6.17
                            2004      124    17.70 to 17.23         2,152     2.05 to 0.45          0.89          14.16 to 12.34
Optimized Value Series II   2008    1,107    10.49 to 9.74         11,037     2.05 to 0.45          2.09        (41.63) to (42.56)
                            2007    1,358    17.97 to 16.95        23,442     2.05 to 0.45          1.02         (5.82) to (7.32)
                            2006      278    19.08 to 18.29         5,139     2.05 to 0.45          1.46          20.51 to 18.60
                            2005      193    15.83 to 15.42         3,000     2.05 to 0.45          0.00           8.33 to 6.61
                            2004       35    14.62 to 14.46           503     2.05 to 0.45          0.00          16.93 to 15.70
Pacific Rim Series I        2008    2,021    14.11 to 13.60        18,180     1.90 to 0.45          1.42        (40.28) to (41.15)
                            2007    2,850    23.63 to 23.12        43,926     1.90 to 0.45          1.79           8.65 to 7.08
                            2006    3,952    21.82 to 12.26        55,902     1.90 to 0.45          0.94          10.55 to (1.94)
                            2005    4,878    19.99 to 12.17        63,116     1.90 to 0.45          0.86          25.19 to 23.39
                            2004    4,342    16.17 to 9.83         45,136     1.90 to 0.45          0.45          16.37 to 14.70
Pacific Rim Series II       2008    1,096    17.45 to 14.48        14,433     2.05 to 0.45          1.14        (40.36) to (41.31)
                            2007    1,748    29.74 to 24.27        39,753     2.05 to 0.45          1.49           8.35 to 6.62
                            2006    1,839    27.99 to 12.26        39,724     2.05 to 0.45          0.74          10.42 to (1.95)
                            2005    2,335    25.73 to 19.24        46,964     2.05 to 0.45          0.68          24.86 to 22.89
                            2004    1,619    20.92 to 15.64        26,155     2.05 to 0.45          0.34          16.27 to 14.42
PIM Classic Value
Series II                   2008    1,238     8.15 to 7.57          9,431     2.05 to 0.45          1.54        (45.92) to (46.79)
                            2007    1,439    15.08 to 14.22        20,614     2.05 to 0.45          1.20        (13.20) to (14.58)
                            2006    2,037    17.37 to 13.72        34,189     2.05 to 0.45          1.10          15.32 to 9.74
                            2005    1,023    15.07 to 14.67        15,129     2.05 to 0.45          0.46           8.73 to 7.01
                            2004      550    13.86 to 13.71         7,563     2.05 to 0.45          0.28          10.84 to 9.67
PIMCO VIT All Asset
Series II                   2008    1,542    13.72 to 12.74        20,097     2.05 to 0.45          5.31        (16.55) to (17.88)
                            2007    1,761    16.44 to 15.51        27,809     2.05 to 0.45          6.56           7.51 to 5.80
                            2006    2,705    15.30 to 14.66        40,167     2.05 to 0.45          4.68           3.89 to 2.25
                            2005    3,798    14.72 to 14.34        54,870     2.05 to 0.45          4.50           5.47 to 3.80
                            2004    1,151    13.96 to 13.81        15,951     2.05 to 0.45          4.61          11.67 to 10.50
Quantitative Mid Cap
Series I                    2008        0    14.06 to 13.94             0     1.90 to 0.45          0.04         (3.17) to (3.61)
                            2007      479    14.52 to 14.46         6,505     1.90 to 0.45          0.40         (2.52) to (3.93)
                            2006      700    15.22 to 13.80         9,867     1.90 to 0.45          0.00           3.63 to 2.14
                            2005    1,132    14.87 to 13.50        15,576     1.90 to 0.45          0.00          13.11 to 11.49
                            2004    1,100    13.31 to 12.09        13,543     1.90 to 0.45          0.00          17.67 to 15.98
Quantitative Mid Cap
Series II                   2008        0    18.90 to 17.67             0     2.05 to 0.45          0.00         (3.13) to (3.62)
                            2007    1,361    19.61 to 18.24        23,299     2.05 to 0.45          0.26         (2.63) to (4.19)
                            2006      548    20.54 to 17.43         9,697     2.05 to 0.45          0.00           3.32 to 1.69
                            2005      845    20.18 to 17.07        14,660     2.05 to 0.45          0.00          12.88 to 11.09
                            2004      708    18.15 to 15.31        11,010     2.05 to 0.45          0.00          17.36 to 15.49
Real Estate Securities
Series I                    2008    2,584    17.55 to 16.15        46,813     1.90 to 0.45          3.13        (39.70) to (40.57)
                            2007    3,404    29.11 to 27.17       103,497     1.90 to 0.45          2.61        (15.99) to (17.21)
                            2006    5,075    38.25 to 15.69       185,688     1.90 to 0.45          1.79          37.49 to 25.49
                            2005    5,752    28.08 to 24.21       154,631     1.90 to 0.45          2.04          11.35 to 9.75
                            2004    7,124    25.46 to 22.06       173,731     1.90 to 0.45          2.35          31.44 to 29.55

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Real Estate Securities
   Series II                2008    3,569   $16.63 to $14.60  $    53,641    2.05% to 0.45%         2.88%      (39.85)% to (40.81)%
                            2007    4,179    27.65 to 24.67       106,983     2.05 to 0.45          2.10        (16.15) to (17.49)
                            2006    4,890    33.50 to 15.66       153,620     2.05 to 0.45          1.58          37.20 to 25.32
                            2005    5,075    24.71 to 22.15       119,047     2.05 to 0.45          1.56          11.15 to 9.40
                            2004    5,770    22.50 to 20.24       123,183     2.05 to 0.45          1.73          31.18 to 29.09
Real Return Bond
   Series II                2008    5,990    13.84 to 12.64        77,729     2.05 to 0.45          0.55        (11.94) to (13.34)
                            2007    5,983    15.71 to 14.58        89,176     2.05 to 0.45          6.36          10.59 to 8.83
                            2006    7,163    14.21 to 13.40        97,633     2.05 to 0.45          2.44         (0.26) to (1.83)
                            2005    9,320    14.25 to 13.65       128,756     2.05 to 0.45          0.13           0.76 to (0.83)
                            2004    9,068    14.14 to 13.77       125,769     2.05 to 0.45          0.28           8.24 to 6.52
Science & Technology
   Series I                 2008   11,304     7.31 to 5.80         77,390     1.90 to 0.45          0.00        (44.70) to (45.50)
                            2007   14,544    13.22 to 10.64       183,287     1.90 to 0.45          0.00          19.03 to 17.30
                            2006   19,135    12.90 to 4.53        208,202     1.90 to 0.45          0.00           5.05 to 1.31
                            2005   24,225    12.40 to 4.37        253,761     1.90 to 0.45          0.00           1.62 to 0.17
                            2004   29,948    12.31 to 4.36        313,598     1.90 to 0.45          0.00           0.42 to (1.03)
Science & Technology
   Series II                2008    3,149    10.44 to 9.81         27,165     2.05 to 0.45          0.00        (44.79) to (45.67)
                            2007    4,023    19.21 to 17.77        63,303     2.05 to 0.45          0.00          18.73 to 16.84
                            2006    4,062    16.51 to 11.23        54,950     2.05 to 0.45          0.00           4.90 to 1.16
                            2005    4,293    15.97 to 10.83        55,872     2.05 to 0.45          0.00           1.37 to (0.24)
                            2004    4,890    15.99 to 10.81        63,236     2.05 to 0.45          0.00           0.33 to (1.26)
Scudder Equity Index
   500 -- B                 2008    1,126    14.25 to 11.66        15,769     2.05 to 1.40          2.09        (38.24) to (38.64)
                            2007    1,253    23.08 to 19.00        28,468     2.05 to 1.40          1.20           3.38 to 2.71
                            2006    1,674    22.32 to 18.50        36,849     2.05 to 1.40          0.85          13.61 to 12.87
                            2005    1,974    19.65 to 16.39        38,324     2.05 to 1.40          0.00           4.46 to 0.00
Scudder Fixed Income -- B   2008    2,614    11.19 to 10.45        28,914     2.05 to 1.40          6.93        (20.83) to (21.34)
                            2007    3,489    14.13 to 13.28        48,823     2.05 to 1.40          4.22           2.30 to 1.63
                            2006    4,405    13.82 to 13.07        60,299     2.05 to 1.40          3.32           2.45 to 1.79
                            2005    4,911    13.48 to 12.84        65,750     2.05 to 1.40          3.04           0.44 to (0.21)
                            2004    5,059    13.43 to 12.86        67,586     2.05 to 1.40          2.65           2.65 to 1.98
Small Cap Index Series I    2008    1,375    12.16 to 11.57        15,410     1.90 to 0.45          1.23        (34.01) to (34.96)
                            2007    1,722    17.80 to 12.50        29,608     1.90 to 0.45          1.63         (2.61) to (4.02)
                            2006    2,274    18.92 to 17.47        40,548     1.90 to 0.45          0.52          17.08 to 15.40
                            2005    2,798    16.21 to 12.50        43,031     1.90 to 0.45          0.55           3.43 to 1.94
                            2004    3,317    15.87 to 12.50        49,871     1.90 to 0.45          0.33          16.80 to 15.11
Small Cap Index Series II   2008    4,455    13.88 to 12.46        52,121     2.05 to 0.45          1.03        (34.13) to (35.18)
                            2007    5,338    21.42 to 18.91        95,874     2.05 to 0.45          0.90         (2.79) to (4.34)
                            2006    2,385    22.48 to 18.19        44,538     2.05 to 0.45          0.34          16.82 to 14.97
                            2005    2,869    19.53 to 15.80        46,392     2.05 to 0.45          0.35           3.24 to 1.60
                            2004    3,002    19.20 to 15.53        47,580     2.05 to 0.45          0.19          16.60 to 14.75
Small Cap Opportunities
   Series I                 2008    2,041    13.60 to 12.53        26,145     1.90 to 0.45          2.31        (42.39) to (43.23)
                            2007    2,602    23.61 to 22.06        58,486     1.90 to 0.45          1.89         (8.08) to (9.41)
                            2006    3,561    25.68 to 24.35        88,037     1.90 to 0.45          0.73           9.96 to 8.38
                            2005    4,571    23.35 to 22.47       103,817     1.90 to 0.45          0.00          17.10 to 15.97

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Small Cap Opportunities
   Series II                2008    1,805   $13.50 to $12.33  $    22,321    2.05% to 0.45%         2.10%      (42.51)% to (43.43)%
                            2007    2,158    23.48 to 21.79        47,273     2.05 to 0.45          1.53         (8.22) to (9.69)
                            2006    2,749    25.58 to 12.24        66,874     2.05 to 0.45          0.55           9.70 to (2.06)
                            2005    3,283    23.32 to 22.35        74,178     2.05 to 0.45          0.00           7.13 to 5.43
                            2004    1,454    21.77 to 21.20        31,064     2.05 to 0.45          0.05          24.92 to 22.93
Small Cap Value Focus       2008      225    40.43 to 10.64         4,838     1.90 to 1.40          0.49        (41.03) to (41.33)
                            2007      299    68.56 to 18.13        11,280     1.90 to 1.40          0.12         (2.42) to (2.91)
                            2006      362    70.26 to 18.68        14,990     1.90 to 1.40          0.11          11.11 to 10.56
                            2005      439    63.24 to 16.89        16,487     1.90 to 1.40          0.82           8.71 to 8.17
                            2004      528    58.17 to 15.62        18,357     1.90 to 1.40          0.00          13.20 to 12.63
Small Company Value
   Series I                 2008    4,835    17.67 to 15.46        79,388     1.90 to 0.45          0.68        (27.38) to (28.43)
                            2007    6,599    24.33 to 21.61       150,842     1.90 to 0.45          0.15         (1.64) to (3.07)
                            2006    9,133    24.91 to 12.53       214,490     1.90 to 0.45          0.07          14.90 to 0.21
                            2005   11,133    21.97 to 19.68       229,830     1.90 to 0.45          0.28           6.55 to 5.03
                            2004   14,367    20.88 to 18.74       281,190     1.90 to 0.45          0.16          24.63 to 22.83
Small Company Value
   Series II                2008    5,166    15.20 to 14.76        71,273     2.05 to 0.45          0.47        (27.54) to (28.70)
                            2007    6,481    21.32 to 20.37       125,798     2.05 to 0.45          0.00         (1.85) to (3.42)
                            2006    8,527    22.15 to 12.51       172,275     2.05 to 0.45          0.00          14.69 to 0.07
                            2005    9,975    19.61 to 17.17       178,396     2.05 to 0.45          0.07           6.30 to 4.62
                            2004   11,153    18.72 to 16.38       189,902     2.05 to 0.45          0.08          24.38 to 22.40
Strategic Bond Series I     2008    3,957    16.46 to 13.40        66,522     1.90 to 0.45          6.35        (16.46) to (17.66)
                            2007    5,699    19.70 to 16.27       115,931     1.90 to 0.45          9.20         (0.61) to (2.04)
                            2006    6,540    21.83 to 13.31       135,033     1.90 to 0.45          6.82           6.60 to 5.05
                            2005    7,848    20.68 to 15.81       153,903     1.90 to 0.45          2.90           2.44 to 0.77
                            2004    9,150    20.42 to 15.69       177,185     1.90 to 0.45          3.79           6.18 to 4.65
Strategic Bond Series II    2008    3,983    14.03 to 11.36        51,326     2.05 to 0.45          6.51        (16.67) to (18.00)
                            2007    5,439    16.84 to 13.85        85,480     2.05 to 0.45          8.82         (0.71) to (2.29)
                            2006    6,041    16.96 to 13.29        97,092     2.05 to 0.45          6.78           6.42 to 4.70
                            2005    6,546    16.53 to 13.54       100,163     2.05 to 0.45          2.00           1.98 to 0.37
                            2004    4,919    15.63 to 13.49        74,721     2.05 to 0.45          2.33           5.91 to 4.23
T Rowe Price Mid Value
   Series II                2008      700    10.89 to 10.26         7,325     2.05 to 0.45          0.92        (35.17) to (36.21)
                            2007      890    16.79 to 16.09        14,516     2.05 to 0.45          1.68         (0.15) to (1.74)
                            2006      938    16.82 to 16.38        15,484     2.05 to 0.45          0.06          19.51 to 17.62
                            2005      334    14.07 to 13.92         4,662     2.05 to 0.45          0.00          12.56 to 11.37
Total Return Series I       2008   13,162    20.35 to 15.98       237,527     1.90 to 0.45          4.71           2.30 to 0.83
                            2007   14,285    19.89 to 15.85       254,967     1.90 to 0.45          7.40           8.00 to 6.44
                            2006   17,147    18.42 to 12.93       286,638     1.90 to 0.45          3.54           3.58 to 1.65
                            2005   20,828    17.86 to 14.65       340,882     1.90 to 0.45          2.43           2.02 to 0.55
                            2004   24,746    17.50 to 14.57       400,815     1.90 to 0.45          3.85           4.48 to 2.98

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Total Return Series II      2008   15,080   $16.85 to $13.90  $   233,587    2.05% to 0.45%         4.73%         2.14% to 0.51%
                            2007   13,300    16.50 to 13.83       204,912     2.05 to 0.45          7.15           7.79 to 6.07
                            2006   14,890    15.31 to 12.91       215,790     2.05 to 0.45          3.36           3.44 to 1.33
                            2005   17,548    14.87 to 12.86       249,888     2.05 to 0.45          2.02           1.79 to 0.18
                            2004   18,952    14.61 to 12.84       268,236     2.05 to 0.45          3.05           4.24 to 2.58
Total Stock Market Index
   Series I                 2008    1,405     9.57 to 8.85         11,555     1.90 to 0.45          1.46        (37.48) to (38.39)
                            2007    1,875    15.54 to 14.16        24,997     1.90 to 0.45          2.16           4.70 to 3.19
                            2006    2,366    15.22 to 12.49        30,453     1.90 to 0.45          1.00          14.78 to 13.13
                            2005    2,761    13.43 to 11.01        31,292     1.90 to 0.45          1.15           5.22 to 3.71
                            2004    3,332    12.92 to 10.59        36,324     1.90 to 0.45          0.62          11.24 to 9.63
Total Stock Market Index
   Series II                2008    3,348    12.21 to 11.63        36,104     2.05 to 0.45          1.29        (37.57) to (38.57)
                            2007    4,118    19.87 to 18.63        71,822     2.05 to 0.45          1.16           4.51 to 2.84
                            2006    1,796    19.39 to 16.20        30,203     2.05 to 0.45          0.86          14.58 to 12.76
                            2005    2,109    17.18 to 14.30        31,196     2.05 to 0.45          0.89           4.94 to 3.28
                            2004    2,130    16.62 to 13.80        30,316     2.05 to 0.45          0.46          11.09 to 9.33
U.S. Core Series I          2008       --     9.95 to 8.03             --     1.90 to 0.45          1.26        (33.65) to (34.47)
                            2007   22,295    15.00 to 12.25       551,052     1.90 to 0.45          2.18           0.81 to (0.65)
                            2006   29,246    32.90 to 10.61       728,071     1.90 to 0.45          1.27           8.69 to 7.13
                            2005   37,957    30.56 to 9.89        881,125     1.90 to 0.45          1.44           1.57 to 0.12
                            2004   48,093    30.37 to 9.86      1,114,410     1.90 to 0.45          0.88           6.29 to 4.76
U.S. Core Series II         2008       --    10.70 to 10.15            --     2.05 to 0.45          1.02        (33.73) to (34.64)
                            2007    4,303    16.37 to 15.32        60,726     2.05 to 0.45          1.86           0.54 to (1.07)
                            2006    5,504    16.61 to 13.33        78,113     2.05 to 0.45          1.06           8.50 to 6.79
                            2005    6,878    15.54 to 12.43        90,983     2.05 to 0.45          1.22           1.38 to (0.22)
                            2004    7,865    15.56 to 12.41       103,787     2.05 to 0.45          0.65           6.07 to 4.38
U.S. Global Leaders
   Growth Series I          2008       --    13.88 to 13.10            --     1.90 to 0.45          0.39           0.48 to 0.02
                            2007    1,900    13.81 to 13.10        25,237     1.90 to 0.45          1.24           3.16 to 1.67
                            2006    2,430    13.39 to 12.88        31,621     1.90 to 0.45          0.00           1.35 to (0.11)
                            2005    2,923    13.21 to 12.90        37,929     1.90 to 0.45          0.15           8.99 to 7.93
U.S. Global Leaders
   Growth Series II         2008       --    13.82 to 12.97            --     2.05 to 0.45          0.35           0.39 to (0.12)
                            2007    1,510    13.77 to 12.98        19,916     2.05 to 0.45          0.87           3.03 to 1.38
                            2006    1,984    13.36 to 12.81        25,698     2.05 to 0.45          0.00           1.04 to (0.56)
                            2005    2,469    13.23 to 12.88        32,021     2.05 to 0.45          0.00            .41 to (1.18)
                            2004      262    13.17 to 13.03         3,426     2.05 to 0.45          0.58           5.37 to 4.26
U.S. Government
   Securities Series I      2008    5,539    18.02 to 13.53       105,228     1.90 to 0.45          3.70         (1.85) to (3.27)
                            2007    6,153    18.36 to 13.99       120,828     1.90 to 0.45          8.16           2.68 to 1.20
                            2006    7,000    23.58 to 12.99       136,847     1.90 to 0.45          5.14           4.09 to 2.43
                            2005    9,009    22.91 to 13.49       170,764     1.90 to 0.45          1.87           1.12 to (0.33)
                            2004   11,789    22.87 to 13.54       222,725     1.90 to 0.45          2.04           2.42 to 0.94
U.S. Government
   Securities Series II     2008    6,098    14.35 to 12.28        81,097     2.05 to 0.45          3.94         (2.08) to (3.64)
                            2007    5,108    14.66 to 12.75        70,264     2.05 to 0.45          7.87           2.46 to 0.83
                            2006    5,486    14.31 to 12.64        74,548     2.05 to 0.45          5.01           4.01 to 2.08
                            2005    6,759    14.23 to 12.39        89,588     2.05 to 0.45          1.44           1.00 to (0.60)
                            2004    9,114    13.66 to 12.46       120,990     2.05 to 0.45          1.51           2.23 to 0.61

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
U.S. High Yield Series II   2008      189   $11.35 to $10.70  $     2,055    2.05% to 0.45%         6.50%      (21.41)% to (22.66)%
                            2007      152    14.44 to 13.84         2,124     2.05 to 0.45         10.08           2.22 to 0.59
                            2006      183    14.12 to 13.75         2,539     2.05 to 0.45          3.30           8.97 to 7.25
                            2005       99    13.05 to 12.82         1,271     2.05 to 0.45          0.00           3.69 to 2.60
U.S. Large Cap Value
   Series I                 2008   10,546     9.21 to 8.45         93,284     1.90 to 0.45          2.16        (39.16) to (40.04)
                            2007   13,858    15.14 to 14.09       203,733     1.90 to 0.45          1.06         (0.79) to (2.23)
                            2006   18,403    15.26 to 12.93       275,659     1.90 to 0.45          0.59          10.16 to 3.44
                            2005   23,451    15.27 to 12.69       321,910     1.90 to 0.45          0.44           5.34 to 3.83
                            2004   29,183    13.33 to 12.21       384,371     1.90 to 0.45          0.26           8.90 to 7.33
U.S. Large Cap Value
   Series II                2008    4,425    10.68 to 10.26        41,217     2.05 to 0.45          2.07        (39.28) to (40.24)
                            2007    5,042    17.87 to 16.89        78,592     2.05 to 0.45          0.73         (0.97) to (2.55)
                            2006    6,320    18.40 to 12.91       101,074     2.05 to 0.45          0.41           9.86 to 3.26
                            2005    7,796    17.00 to 14.14       114,793     2.05 to 0.45          0.12           5.25 to 3.59
                            2004    9,022    16.40 to 13.59       127,668     2.05 to 0.45          0.20           8.62 to 6.89
UBS Large Cap Series I      2008   12,717     9.58 to 9.09        117,779     1.90 to 0.45          1.31        (39.79) to (40.66)
                            2007   15,761    15.92 to 15.32       244,826     1.90 to 0.45          0.52         (5.24) to (6.17)
UBS Large Cap Series II     2008      932     9.55 to 9.01          8,533     2.05 to 0.45          1.09        (39.95) to (40.90)
                            2007    1,178    15.90 to 15.24        18,167     2.05 to 0.45          0.59           0.81 to (0.79)
                            2006      112    15.78 to 15.36         1,733     2.05 to 0.45          0.21          13.64 to 11.84
                            2005       61    13.98 to 13.74           835     2.05 to 0.45          0.00          11.05 to 9.88
Utilities Series I          2008    1,675    14.78 to 14.38        22,339     1.90 to 0.45          2.42        (38.92) to (39.81)
                            2007    2,640    24.56 to 23.54        58,247     1.90 to 0.45          1.91          26.83 to 24.99
                            2006    3,127    19.86 to 17.19        54,992     1.90 to 0.45          2.27          30.42 to 28.55
                            2005    3,528    15.42 to 13.36        48,052     1.90 to 0.45          0.44          16.30 to 14.63
                            2004    3,380    13.43 to 11.65        40,071     1.90 to 0.45          0.85          28.84 to 26.98
Utilities Series II         2008    1,290    21.95 to 20.79        25,714     2.05 to 0.45          2.18        (39.01) to (39.98)
                            2007    1,984    35.99 to 34.64        65,472     2.05 to 0.45          1.64          26.53 to 24.51
                            2006    2,219    28.45 to 24.79        58,597     2.05 to 0.45          2.10          30.18 to 28.12
                            2005    2,375    21.85 to 19.27        48,680     2.05 to 0.45          0.29          16.04 to 14.20
                            2004    1,944    19.05 to 16.81        34,697     2.05 to 0.45          0.63          28.65 to 26.61
Value  Series I             2008    4,528    14.33 to 11.25        67,974     1.90 to 0.45          1.00        (41.14) to (41.99)
                            2007    5,824    24.34 to 19.39       154,363     1.90 to 0.45          1.33           7.73 to 6.17
                            2006    7,252    27.46 to 13.65       180,671     1.90 to 0.45          0.38          20.50 to 9.20
                            2005    8,521    23.01 to 15.37       177,720     1.90 to 0.45          0.62          12.05 to 10.45
                            2004   11,368    20.73 to 13.92       215,147     1.90 to 0.45          0.55          14.66 to 13.00
Value Series II             2008    2,060    14.68 to 12.86        24,021     2.05 to 0.45          0.79        (41.22) to (42.16)
                            2007    2,511    25.39 to 21.87        50,705     2.05 to 0.45          1.00           7.52 to 5.80
                            2006    2,811    24.08 to 13.63        54,277     2.05 to 0.45          0.20          20.26 to 9.04
                            2005    2,596    20.33 to 16.05        42,338     2.05 to 0.45          0.42          11.85 to 10.08
                            2004    3,080    18.45 to 14.56        45,452     2.05 to 0.45          0.35          14.52 to 12.70
Wellington Small Cap
   Growth Series I          2008        2     8.29 to 8.23             17     1.55 to 0.80          0.00        (33.69) to (34.13)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  -----------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS     EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)  HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -------  ------------------  --------------  --------------------
Wellington Small Cap
   Growth Series II         2008    2,215   $12.18 to $11.49  $25,137    2.05% to 0.45%         0.00%      (40.07)% to (41.03)%
                            2007    1,950    20.33 to 19.48    37,591     2.05 to 0.45          0.00           13.26 to 11.45
                            2006    1,718    17.95 to 12.40    29,891     2.05 to 0.45          0.00           12.71 to (0.81)
                            2005    1,169    16.04 to 15.76    18,480     2.05 to 0.45          0.00           27.41 to 26.07
Wellington Small Cap
   Value Series I           2008        1     9.78 to 9.71          8     1.55 to 0.80          4.41        (21.77) to (22.29)
Wellington Small Cap
   Value Series II          2008    3,964    12.03 to 11.35    45,279     2.05 to 0.45          1.00        (26.60) to (27.77)
                            2007    4,136    16.39 to 15.71    65,291     2.05 to 0.45          0.56          (3.57) to (5.11)
                            2006    4,012    17.00 to 13.58    66,826     2.05 to 0.45          0.00            18.50 to 8.65
                            2005    2,337    14.45 to 14.20    33,286     2.05 to 0.45          0.00           14.78 to 13.57
Wells Capital Core Bond
   Series II                2008      628    14.05 to 13.25     8,460     2.05 to 0.45          7.75             2.68 to 1.05
                            2007      273    13.68 to 13.11     3,624     2.05 to 0.45          7.22             5.58 to 3.90
                            2006      117    12.96 to 12.62     1,494     2.05 to 0.45          2.11             3.15 to 1.52
                            2005       56    12.65 to 12.43       699     2.05 to 0.45          0.00            0.50 to (0.56)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the annualized distributions from net investment income received by the subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C: OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE      OLD NAME                                  NEW NAME
------------------  ----------------------------------------  ---------------------------------------------------------
October 1, 1997     NASL Variable Account                     The Manufacturers Life Insurance Company of North America
                                                              Separate Account A
October 1, 1997     North American Security Life Insurance    The Manufacturers Life Insurance Company of North America
                    Company
November 1, 1997    NAWL Holding Co., Inc.                    Manulife-Wood Logan Holding Co., Inc.
September 24, 1999  Wood Logan Associates, Inc.               Manulife Wood Logan, Inc
January 1, 2005     The Manufacturers Life Insurance Company  John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.) Separate Account A               Separate Account A
January 1, 2005     The Manufacturers Life Insurance Company  John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.)
January 1, 2005     Manulife Financial Securities LLC         John Hancock Distributors LLC
January 1, 2005     Manufacturers Securities Services LLC     John Hancock Investment Management Services LLC
January 1, 2005     Manulife Financial Securities LLC         John Hancock Distributors LLC
January 1, 2005     Manufacturers Securities Services LLC     John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. [FILED HEREWITH]



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). [FILED HEREWITH]


     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.


          (3) (i) Underwriting Agreement dated August 10, 1995-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.

               (ii) Distribution and Servicing Agreement dated February 17,
                    2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.



               (iii) General Agent and Broker Dealer Selling Agreement,
                    incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.


          (4)  (i)  (A)  Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (C) Specimen Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (Vision 2007) Previously filed as Exhibit (b)(4)(i)(C) to post-effective amendment no. 13 to registration statement on Form N-4, file no. 33-77878, filed February 12, 2007.

               (ii) Specimen Fixed Account Endorsement to Flexible Purchase
                    Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit
                    (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iii) Specimen Individual Retirement Annuity Endorsement to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible
                    Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vi) Specimen Qualified Plan Endorsement Section 401 Plans to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vii) Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

               (viii) Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (ix) Form of Specimen Income Plus for Life - Joint Life Rider,
                    incorporated by reference to Exhibit 24. (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (x) Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (xi) Form of Specimen Principal Plus for Life Plus Annual
                    Automatic Step-up Rider, incorporated by reference to
                    Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (xii) Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(i)(F) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (xiii) Form of Specimen Annual Step Death Benefit Rider,
                    incorporated by reference to Exhibit 24. (b)4(i)(G) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (xiv) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR001NQ.08), incorporated by reference to
                    Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (xv) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR001Q.08), incorporated by reference to
                    Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (xvi) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR002NQ.08), incorporated by reference to
                    Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (xvii) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR002Q.08), incorporated by reference to
                    Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.


               (iii) Form of Specimen Flexible Payment Deferred Variable Annuity
                    Application for Venture Vision (APPVIS0507), incorporated by reference to Exhibit 24(b)(5)(iii) to Post-Effective Amendment No. 18 to this Registration Statement, File No. 333-71074, filed on June 13, 20008.


          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed April 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed April 2007.

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.


               (iii) Amended and Restated Reinsurance Agreement between John
                    Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.


               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.


               (viii) Automatic Reinsurance Agreement No. 2001-47 between John
                    Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.



               (ix) Automatic Reinsurance Agreement No. 2001-48 between John
                    Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.


          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


               (i)(A) CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.

               (B) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009.



               (ii)(A) Merger Agreement with The Manufacturers Life Insurance
                    Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to
                    Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.


               (iii)(A) Participation Agreement among John Hancock Life
                    Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

               (B) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

               (C) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.


               (D) Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.



               (E) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008


               (F) Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]


          (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) (i) Powers of Attorney (James R. Boyle, Marc Costantini, John D. DesPrez III, Steven Finch, Katherine MacMillan, Hugh McHaffie, Diana Scott, and Warren Thompson) - Incorporated by reference to Exhibit (b)(15)(i) to this registration statement on Form N-4, file number 33-71072, filed November 9, 2007.

               (ii) Powers of Attorney (Rex Schlaybaugh, Jr. and Stephen R.
                    McArthur), incorporated by reference to Post-Effective Amendment No. 17 to this Registration Statement, File No. 333-71074, filed on April 28, 2008.


               (iii) Power of Attorney for Scott Hartz. [FILED HEREWITH]


Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF MARCH 5, 2009



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------------------------------------------------------
John D. DesPrez III*                  Chairman & President
Hugh McHaffie*                        Director, Executive Vice President, Wealth Management
James R. Boyle*                       Director, Executive Vice President, Life Insurance
Steven A. Finch*                      Director, Executive Vice President & General Manager, John Hancock Life
                                      Insurance
Marc Costantini*                      Director, Executive Vice President & General Manager, John Hancock
                                      Annuities
Scott Hartz*                          Director, Executive Vice President and Chief Investment Officer, US
                                      Investments
Diana Scott*                          Director, Senior Vice President, Human Resources
Rex Schlaybaugh, Jr.*                 Director
Katherine  MacMillan**                Director, Executive Vice President & General Manager, John Hancock
                                      Retirement Plan Services
Stephen R. McArthur**                 Director, Executive Vice President & General Manager, Reinsurance
Jonathan Chiel*                       Executive Vice President & General Counsel
Lynne Patterson*                      Senior Vice President & Chief Financial Officer
Peter Levitt**                        Senior Vice President & Treasurer
Jeffery J. Whitehead*                 Vice President & Controller
Allan Hackney*                        Senior Vice President & Chief Information Officer
Emanuel Alves*                        Vice President, Counsel & Corporate Secretary
Kris Ramdial**                        Vice President, Treasury
John Brabazon***                      Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins**                       Vice President, Taxation
Mitchell A. Karman*                   Vice President, Chief Compliance Officer & Counsel
Richard Harris***                     Vice President & Appointed Actuary


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27.  Number of Contract Owners.


     As of MARCH 31, 2009, there were 4,844 qualified contracts and 7,559 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation,

     in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter

John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter


     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Barry Evans+, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.


          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 197 Clarendon St, Boston, MA 02116


          +    Principal business office is 101 Huntington Street, Boston, MA
               02199


     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirtieth day of April 2009.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the thirtieth day of April 2009.



Signature                               Title
-------------------------------------   -----------------------------------------------


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President & Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
James R. Boyle


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                  *                     Director
-------------------------------------
Scott Hartz


                  *                     Director
-------------------------------------
Katherine MacMillan


                  *                     Director
-------------------------------------
Stephen R. McArthur


                  *                     Director
-------------------------------------
Hugh McHaffie


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
Diana Scott


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


   ITEM NO.                                          DESCRIPTION
--------------   ----------------------------------------------------------------------------
   24(b)(10)     Consent of independent registered public accounting firm
24(b)(15)(iii)   Power of Attorney, Scott Hartz